Schedule of Investments Core Bond Fund^ (Unaudited)
January 31, 2026

Principal Amount		Value
U.S. Treasury Obligations 9.8%
	U.S. Treasury Bonds
$11,540,000	2.00%, due 11/15/2041 - 8/15/2051	$6,995,123
4,360,000	3.13%, due 2/15/2042	3,576,222
18,420,000	4.63%, due 5/15/2044 - 11/15/2055	17,889,567
2,175,000	2.50%, due 2/15/2045	1,536,094
3,660,000	2.25%, due 8/15/2046	2,402,733
14,195,000	3.38%, due 11/15/2048	11,188,543
4,485,000	1.63%, due 11/15/2050	2,346,040
4,420,000	4.25%, due 8/15/2054	3,975,756
13,465,000	4.75%, due 5/15/2055 - 8/15/2055	13,165,977
	U.S. Treasury Notes
5,945,000	4.13%, due 10/31/2027 - 7/31/2028	6,017,252
15,995,000	3.50%, due 10/31/2027 - 11/30/2030	15,927,691
10,970,000	3.63%, due 3/31/2028	10,987,141
3,990,000	4.63%, due 2/15/2035	4,115,623
6,065,000	4.25%, due 5/15/2035 - 8/15/2035	6,075,999
11,100,000	4.00%, due 11/15/2035	10,872,797
Total U.S. Treasury Obligations (Cost $117,429,532)		117,072,558
U.S. Government Agency Securities 0.7%
1,985,000	Federal National Mortgage Association Principal Strip, 0.00%, due 7/15/2037	1,166,109 (a)
	Tennessee Valley Authority
2,160,000	5.25%, due 2/1/2055	2,140,499
2,005,000	4.88%, due 5/15/2035	2,064,945
3,520,000	3.88%, due 8/1/2030	3,520,761
Total U.S. Government Agency Securities (Cost $9,045,536)		8,892,314

Mortgage-Backed Securities 41.4%
Collateralized Mortgage Obligations 5.7%
543,941	A&D Mortgage Trust, Series 2025-NQM3, Class A1, 5.37%, due 8/25/2070	548,733 (b)
	Angel Oak Mortgage Trust
29,041	Series 2019-6, Class A1, 2.62%, due 11/25/2059	28,794 (b)(c)
639,028	Series 2021-3, Class A1, 1.07%, due 5/25/2066	557,653 (b)(c)
97,219	Series 2022-5, Class A1, 4.50%, due 5/25/2067	96,800 (b)
744,950	Series 2025-10, Class A2, 5.16%, due 9/25/2070	747,285 (b)
	Chase Home Lending Mortgage Trust
461,811	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	465,030 (b)(c)
966,298	Series 2024-4, Class A6, 6.00%, due 3/25/2055	972,811 (b)(c)
1,636,974	Series 2024-11, Class A4, 6.00%, due 11/25/2055	1,663,247 (b)(c)
1,744,213	Series 2025-1, Class A4, 6.00%, due 11/25/2055	1,772,629 (b)(c)
2,429,931	Series 2025-10, Class A4A, 5.50%, due 7/25/2056	2,453,380 (b)(c)
	Connecticut Avenue Securities Trust
2,161,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 6.80%, due 3/25/2042	2,210,811 (b)(d)
1,540,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.20%, due 3/25/2042	1,583,029 (b)(d)
1,312,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 8.35%, due 6/25/2042	1,378,077 (b)(d)
475,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 7.30%, due 7/25/2042	492,270 (b)(d)
1,600,000	Series 2022-R09, Class 2M2, (30 day USD SOFR Average + 4.75%), 8.45%, due 9/25/2042	1,697,137 (b)(d)
2,118,000	Series 2024-R04, Class 1M2, (30 day USD SOFR Average + 1.65%), 5.35%, due 5/25/2044	2,124,629 (b)(d)
342,217	Series 2025-R04, Class 1M1, (30 day USD SOFR Average + 1.20%), 4.90%, due 5/25/2045	342,828 (b)(d)
814,000	Series 2025-R06, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.25%, due 9/25/2045	816,065 (b)(d)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
$436,985	Cross Mortgage Trust, Series 2024-H8, Class A1, 5.55%, due 12/25/2069	$441,464 (b)(c)
1,806,887	EFMT, Series 2024-INV2, Class A1, 5.04%, due 10/25/2069	1,812,870 (b)
292,843	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	262,796 (b)(c)
Federal Home Loan Mortgage Corp. REMIC
1,061,376	Series 4018, Class HS, (6.34% - 30 day USD SOFR Average), 2.63%, due 3/15/2042	125,213 (d)(e)
652,759	Series 4159, Class KS, (6.04% - 30 day USD SOFR Average), 2.33%, due 1/15/2043	79,749 (d)(e)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
1,100,000	Series 2021-DNA7, Class M2, (30 day USD SOFR Average + 1.80%), 5.50%, due 11/25/2041	1,108,497 (b)(d)
550,000	Series 2022-DNA1, Class M2, (30 day USD SOFR Average + 2.50%), 6.20%, due 1/25/2042	556,534 (b)(d)
1,325,000	Series 2022-DNA3, Class M1B, (30 day USD SOFR Average + 2.90%), 6.60%, due 4/25/2042	1,355,223 (b)(d)
31,000	Series 2022-DNA4, Class M1B, (30 day USD SOFR Average + 3.35%), 7.05%, due 5/25/2042	31,920 (b)(d)
1,050,000	Series 2022-DNA6, Class M2, (30 day USD SOFR Average + 5.75%), 9.45%, due 9/25/2042	1,129,039 (b)(d)
2,645,000	Series 2024-DNA2, Class M2, (30 day USD SOFR Average + 1.70%), 5.40%, due 5/25/2044	2,657,405 (b)(d)
Federal National Mortgage Association REMIC
1,120,940	Series 2013-6, Class SB, (5.99% - 30 day USD SOFR Average), 2.29%, due 2/25/2043	119,761 (d)(e)
655,934	Series 2016-32, Class LI, 3.50%, due 6/25/2046	106,766 (e)
GCAT Trust
205,410	Series 2019-NQM3, Class A1, 3.69%, due 11/25/2059	202,569 (b)(c)
951,604	Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	814,494 (b)(c)
Government National Mortgage Association REMIC
1,205,286	Series 2013-5, Class BI, 3.50%, due 1/20/2043	183,105 (e)
552,835	Series 2016-77, Class TS, (6.04% - 1 mo. USD Term SOFR), 2.36%, due 12/20/2044	49,373 (d)(e)
1,345,607	Series 2020-112, Class KA, 1.00%, due 8/20/2050	1,041,640
2,999,859	Series 2021-26, Class AI, 2.00%, due 2/20/2051	383,476 (e)
1,141,823	Series 2021-103, Class HE, 2.00%, due 6/20/2051	952,216
2,102,505	GS Mortgage-Backed Securities Trust, Series 2025-PJ8, Class A5, 5.50%, due 2/25/2056	2,113,249 (b)(c)
2,765,520	JP Morgan Mortgage Trust, Series 2025-NQM5, Class A1, 4.88%, due 5/25/2065	2,775,630 (b)(c)
2,797,102	MFA Trust, Series 2025-NQM5, Class A1, 5.19%, due 11/25/2070	2,814,219 (b)(c)
Morgan Stanley Residential Mortgage Loan Trust
157,474	Series 2024-3, Class A2, 6.00%, due 7/25/2054	158,246 (b)(c)
616,298	Series 2025-NQM6, Class A1, 5.15%, due 7/25/2070	620,465 (b)(c)
1,824,446	Series 2025-NQM10, Class A1, 5.12%, due 11/25/2070	1,837,135 (b)(c)
New Residential Mortgage Loan Trust
99,838	Series 2019-NQM5, Class A1, 2.71%, due 11/25/2059	95,773 (b)(c)
2,044,406	Series 2025-NQM3, Class A3, 5.99%, due 5/25/2065	2,075,435 (b)
1,458,659	Series 2025-NQM7, Class A1, 5.01%, due 10/26/2065	1,463,375 (b)(c)
OBX Trust
920,894	Series 2025-NQM7, Class A1, 5.56%, due 5/25/2055	932,599 (b)
757,040	Series 2025-NQM7, Class A2, 5.76%, due 5/25/2055	765,232 (b)
124,740	Series 2024-NQM4, Class A1, 6.07%, due 1/25/2064	126,013 (b)
951,417	Series 2024-NQM6, Class A1, 6.45%, due 2/25/2064	965,878 (b)
1,157,449	Series 2024-NQM14, Class A1, 4.94%, due 9/25/2064	1,161,184 (b)
1,078,675	PRKCM Trust, Series 2025-AFC1, Class A1, 5.10%, due 10/25/2060	1,084,356 (b)(c)
2,639,499	Provident Funding Mortgage Trust, Series 2025-4, Class A4, 5.50%, due 9/25/2055	2,657,833 (b)(c)
Starwood Mortgage Residential Trust
542,534	Series 2021-3, Class A1, 1.13%, due 6/25/2056	482,874 (b)(c)
1,405,312	Series 2021-6, Class A1, 1.92%, due 11/25/2066	1,252,421 (b)(c)
1,908,790	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	1,837,591 (b)
Verus Securitization Trust
748,464	Series 2021-3, Class A1, 1.05%, due 6/25/2066	662,928 (b)(c)
1,138,057	Series 2021-6, Class A1, 1.63%, due 10/25/2066	1,010,511 (b)(c)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
$2,237,576	Series 2025-R2, Class A1, 5.09%, due 7/25/2067	$2,254,596 (b)(c)
1,188,914	Series 2024-4, Class A1, 6.22%, due 6/25/2069	1,205,736 (b)
2,064,939	Series 2025-3, Class A1, 5.62%, due 5/25/2070	2,091,391 (b)
1,157,646	Series 2025-6, Class A1, 5.42%, due 7/25/2070	1,170,363 (b)
498,850	Series 2025-7, Class A1, 5.13%, due 8/25/2070	502,227 (b)
67,482,578
Commercial Mortgage-Backed 13.2%
1,706,000	1301 Trust, Series 2025-1301, Class C, 5.64%, due 8/11/2042	1,732,484 (b)(c)
456,000	ALA Trust, Series 2025-OANA, Class C, (1 mo. USD Term SOFR + 2.09%), 5.77%, due 6/15/2040	459,420 (b)(d)
BANK
4,193,000	Series 2022-BNK39, Class A4, 2.93%, due 2/15/2055	3,828,695 (c)
450,000	Series 2023-BNK45, Class A5, 5.20%, due 2/15/2056	460,010
640,000	Series 2022-BNK41, Class A4, 3.79%, due 4/15/2065	611,414 (c)
BANK5
513,000	Series 2023-5YR2, Class C, 7.16%, due 7/15/2056	528,067 (c)
1,533,000	Series 2024-5YR12, Class C, 6.30%, due 12/15/2057	1,570,292 (c)
BBCMS Mortgage Trust
1,393,000	Series 2023-C19, Class A5, 5.45%, due 4/15/2056	1,437,854
1,501,000	Series 2024-5C27, Class A3, 6.01%, due 7/15/2057	1,576,568
235,000	Series 2024-5C31, Class AS, 5.85%, due 12/15/2057	242,829 (c)
321,000	Series 2025-5C34, Class C, 6.81%, due 5/15/2058	337,741 (c)
Benchmark Mortgage Trust
10,777,587	Series 2021-B26, Class XA, 0.84%, due 6/15/2054	336,676 (c)(e)
441,234	Series 2021-B31, Class A5, 2.67%, due 12/15/2054	396,369
1,079,000	Series 2023-V2, Class C, 6.77%, due 5/15/2055	1,100,778 (c)
1,114,000	Series 2023-B39, Class A4, 5.50%, due 7/15/2056	1,164,844
796,000	Series 2023-V3, Class C, 7.17%, due 7/15/2056	807,383 (c)
1,038,000	Series 2026-V20, Class C, 5.44%, due 2/15/2059	1,038,446 (f)
812,000	BLP Commercial Mortgage Trust, Series 2025-IND2, Class C, (1 mo. USD Term SOFR + 2.05%), 5.73%, due 12/15/2042	814,028 (b)(d)
BX Trust
1,826,078	Series 2025-ROIC, Class C, (1 mo. USD Term SOFR + 1.54%), 5.22%, due 3/15/2030	1,819,230 (b)(d)
1,918,000	Series 2024-VLT4, Class C, (1 mo. USD Term SOFR + 2.14%), 5.82%, due 6/15/2041	1,918,000 (b)(d)
1,730,000	Series 2019-OC11, Class C, 3.86%, due 12/9/2041	1,659,904 (b)
1,667,000	Series 2025-GW, Class C, (1 mo. USD Term SOFR + 2.10%), 5.78%, due 7/15/2042	1,673,251 (b)(d)
1,657,000	Series 2025-ARIA, Class C, 5.52%, due 12/13/2042	1,683,359 (b)(c)
1,703,000	Series 2025-VLT7, Class C, (1 mo. USD Term SOFR + 2.35%), 6.03%, due 7/15/2044	1,710,451 (b)(d)
2,440,000	Series 2025-VOLT, Class C, (1 mo. USD Term SOFR + 2.35%), 6.03%, due 12/15/2044	2,452,962 (b)(d)
2,701,000	CHI Commercial Mortgage Trust, Series 2025-110W, Class C, 5.84%, due 12/13/2040	2,731,837 (b)(c)
1,445,049	Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class A5, 4.58%, due 5/15/2054	1,436,323 (c)
1,469,000	COMM Mortgage Trust, Series 2024-CBM, Class C, 7.15%, due 12/10/2041	1,511,393 (b)(c)
2,124,000	Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.27%, due 10/10/2041	2,161,883 (b)(c)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
19,356,390	Series KW03, Class X1, 0.76%, due 6/25/2027	141,751 (c)(e)
2,487,843	Series K512, Class A2, 5.00%, due 11/25/2028	2,555,082
63,186,000	Series K088, Class XAM, 0.42%, due 1/25/2029	803,549 (c)(e)
2,947,374	Series K088, Class A2, 3.69%, due 1/25/2029	2,931,495
22,301,628	Series K090, Class X1, 0.71%, due 2/25/2029	441,722 (c)(e)
10,000,000	Series K098, Class XAM, 1.39%, due 8/25/2029	451,696 (c)(e)
4,916,000	Series K540, Class A2, 4.51%, due 2/25/2030	5,006,377 (c)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
$3,342,000	Series K110, Class A2, 1.48%, due 4/25/2030	$3,030,748
4,726,000	Series K547, Class A2, 4.42%, due 5/25/2030	4,794,069 (c)
1,550,000	Series K544, Class A2, 4.27%, due 7/25/2030	1,563,311 (c)
2,983,000	Series K117, Class A2, 1.41%, due 8/25/2030	2,664,149
2,351,000	Series K548, Class A2, 4.32%, due 9/25/2030	2,374,824 (c)
2,906,000	Series K554, Class A2, 4.22%, due 12/25/2030	2,921,457 (c)
1,680,000	Series K128, Class A2, 2.02%, due 3/25/2031	1,526,070
2,208,000	Series K-1512, Class A2, 2.99%, due 5/25/2031	2,088,300
3,342,000	Series K135, Class A2, 2.15%, due 10/25/2031	3,007,234 (c)
3,732,000	Series K145, Class A2, 2.58%, due 5/25/2032	3,396,400
5,691,000	Series K762, Class A2, 4.36%, due 9/25/2032	5,717,353 (c)
5,660,000	Series K-159, Class A2, 4.50%, due 7/25/2033	5,709,843 (c)
2,870,000	Series K-171, Class A2, 4.40%, due 6/25/2035	2,848,122 (c)
5,498,000	Series K-172, Class A2, 4.58%, due 8/25/2035	5,527,983 (c)
5,732,000	Series K-173, Class A2, 4.60%, due 9/25/2035	5,766,583 (c)
6,055,000	Series K-175, Class A2, 4.42%, due 10/25/2035	6,006,407 (c)
3,000,000	Series K-174, Class A2, 4.53%, due 10/25/2035	3,002,448 (c)
3,041,000	Series K-176, Class A2, 4.39%, due 12/25/2035	3,004,780 (c)(f)
5,415,000	Federal National Mortgage Association-ACES, Series 2025-M4, Class A2, 4.39%, due 8/25/2035	5,364,682
1,607,526	FIVE Mortgage Trust, Series 2023-V1, Class B, 6.35%, due 2/10/2056	1,649,382 (c)
2,055,188	FREMF Mortgage Trust, Series K760, Class A2, 4.55%, due 1/25/2032	2,089,978 (c)
GS Mortgage Securities Trust
950,000	Series 2019-GC42, Class A4, 3.00%, due 9/10/2052	897,336
1,200,000	Series 2019-GSA1, Class A4, 3.05%, due 11/10/2052	1,146,917
Hudson Yards Mortgage Trust
1,274,000	Series 2025-SPRL, Class C, 5.95%, due 1/13/2040	1,320,560 (b)(c)
1,460,000	Series 2019-55HY, Class A, 2.94%, due 12/10/2041	1,378,411 (b)(c)
2,086,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 5.93%, due 3/15/2042	2,095,126 (b)(d)
IP Mortgage Trust
554,000	Series 2025-IP, Class A, 5.25%, due 6/10/2042	563,810 (b)(c)
826,000	Series 2025-IP, Class C, 5.83%, due 6/10/2042	841,983 (b)(c)
1,432,000	IRV Trust, Series 2025-200P, Class C, 5.73%, due 3/14/2047	1,449,127 (b)(c)
JP Morgan Chase Commercial Mortgage Securities Trust
580,000	Series 2022-OPO, Class A, 3.02%, due 1/5/2039	526,350 (b)
736,000	Series 2022-OPO, Class B, 3.38%, due 1/5/2039	632,960 (b)
2,880,000	MAD Commercial Mortgage Trust, Series 2025-11MD, Class C, 5.82%, due 10/15/2042	2,902,685 (b)(c)
1,529,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class C, 2.33%, due 9/10/2039	1,470,297 (b)(c)
1,635,000	NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.17%, due 2/10/2047	1,695,779 (b)(c)
NYC Commercial Mortgage Trust
958,000	Series 2025-3BP, Class C, (1 mo. USD Term SOFR + 1.89%), 5.57%, due 2/15/2042	961,592 (b)(d)
1,040,000	Series 2025-300P, Class C, 5.47%, due 7/13/2042	1,049,586 (b)(c)
1,633,000	ONNI Commercial Mortgage Trust, Series 2024-APT, Class D, 7.24%, due 7/15/2039	1,681,429 (b)(c)
1,344,000	ORL Trust, Series 2024-GLKS, Class A, (1 mo. USD Term SOFR + 1.49%), 5.17%, due 12/15/2039	1,347,360 (b)(d)
488,000	PRM Trust, Series 2025-PRM6, Class D, 5.68%, due 7/5/2033	490,581 (b)(c)
2,330,000	RFR Trust, Series 2025-SGRM, Class A, 5.38%, due 3/11/2041	2,380,971 (b)(c)
2,416,000	ROCK Trust, Series 2024-CNTR, Class A, 5.39%, due 11/13/2041	2,485,357 (b)
1,113,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, (1 mo. USD Term SOFR + 1.24%), 4.92%, due 12/15/2039	1,115,782 (b)(d)
1,197,000	TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class A, (1 mo. USD Term SOFR + 1.29%), 4.97%, due 4/15/2042	1,197,748 (b)(d)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
$1,350,000	Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class A, 5.48%, due 7/15/2035	$1,361,232 (b)(c)
	WF-RBS Commercial Mortgage Trust
1,223,152	Series 2014-C22, Class XA, 0.27%, due 9/15/2057	130 (c)(e)
382,676	Series 2014-C22, Class AS, 4.07%, due 9/15/2057	364,609 (c)
		156,946,004
Federal Home Loan Mortgage Corp. 8.6%
	Pass-Through Certificates
618,468	2.00%, due 3/1/2051	510,231
8,504,729	2.50%, due 7/1/2050 - 9/1/2052	7,294,808
7,874,575	3.00%, due 2/1/2050 - 1/1/2053	7,007,793
4,182,090	3.50%, due 3/1/2046 - 9/1/2052	3,892,245
12,754,837	4.00%, due 11/1/2047 - 3/1/2054	12,224,212
10,172,233	4.50%, due 6/1/2039 - 1/1/2054	10,010,377
15,242,554	5.00%, due 3/1/2038 - 9/1/2055	15,287,785
25,756,371	5.50%, due 9/1/2052 - 5/1/2055	26,198,383
17,774,619	6.00%, due 12/1/2052 - 9/1/2055	18,251,042
1,159,766	6.50%, due 7/1/2053 - 2/1/2055	1,200,857
		101,877,733
Federal National Mortgage Association 12.3%
	Pass-Through Certificates
6,660,082	2.00%, due 9/1/2050 - 6/1/2052	5,466,435
19,504,270	2.50%, due 8/1/2050 - 9/1/2052	16,699,536
16,500,951	3.00%, due 1/1/2050 - 12/1/2052	14,681,254
14,563,083	3.50%, due 8/1/2043 - 11/1/2054	13,521,504
20,437,114	4.00%, due 6/1/2046 - 3/1/2055	19,575,347
19,219,042	4.50%, due 4/1/2034 - 3/1/2055	18,899,416
27,894,687	5.00%, due 6/1/2033 - 1/1/2056	27,981,401
20,868,547	5.50%, due 11/1/2052 - 11/1/2055	21,226,068
7,580,815	6.00%, due 5/1/2053 - 10/1/2055	7,794,264
1,159,463	6.50%, due 12/1/2053 - 7/1/2055	1,200,076
		147,045,301
Government National Mortgage Association 1.6%
	Pass-Through Certificates
6,735,597	4.50%, due 3/20/2052 - 12/20/2054	6,603,799
4,055,521	5.00%, due 9/20/2052 - 1/20/2054	4,075,865
8,352,646	5.50%, due 11/20/2052 - 11/20/2055	8,475,443
		19,155,107
Total Mortgage-Backed Securities (Cost $497,160,300)		492,506,723
Asset-Backed Securities 12.6%
Automobiles 1.7%
	Ally Bank Auto Credit-Linked Notes
822,718	Series 2024-A, Class C, 6.02%, due 5/17/2032	837,586 (b)
662,436	Series 2024-B, Class C, 5.22%, due 9/15/2032	668,683 (b)
	Avis Budget Rental Car Funding AESOP LLC
640,000	Series 2025-1A, Class B, 5.24%, due 8/20/2029	649,486 (b)
2,160,000	Series 2025-4A, Class B, 4.77%, due 2/20/2032	2,143,773 (b)
749,000	Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80%, due 8/15/2031	756,247
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
$2,041,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09%, due 5/15/2031	$2,069,171
400,000	Exeter Select Automobile Receivables Trust, Series 2025-2, Class A3, 4.43%, due 8/15/2030	402,737
Huntington Bank Auto Credit-Linked Notes
416,842	Series 2024-1, Class B1, 6.15%, due 5/20/2032	423,679 (b)
456,680	Series 2024-2, Class B1, 5.44%, due 10/20/2032	461,610 (b)
1,946,000	PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03%, due 7/15/2030	1,950,706 (b)
2,788,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class B, 4.88%, due 3/17/2031	2,818,302
2,795,000	SCCU Auto Receivables Trust, Series 2025-1A, Class A3, 4.57%, due 1/15/2031	2,821,224 (b)
408,689	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	412,774 (b)
Westlake Automobile Receivables Trust
2,206,000	Series 2025-1A, Class C, 5.14%, due 10/15/2030	2,237,888 (b)
1,682,000	Series 2025-2A, Class C, 4.85%, due 1/15/2031	1,701,629 (b)
20,355,495
Home Equity 0.6%
6,642	Chase Funding Trust, Series 2004-1, Class 2A2, (1 mo. USD Term SOFR + 0.57%), 4.25%, due 12/25/2033	6,516 (d)
1,633,637	COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.65%, due 5/25/2060	1,655,499 (b)
JP Morgan Mortgage Trust
590,711	Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 5.40%, due 3/20/2054	592,886 (b)(d)
253,589	Series 2023-HE3, Class A1, (30 day USD SOFR Average + 1.60%), 5.30%, due 5/20/2054	254,546 (b)(d)
618,172	Series 2024-HE1, Class A1, (30 day USD SOFR Average + 1.50%), 5.20%, due 8/25/2054	620,133 (b)(d)
RCKT Mortgage Trust
1,671,831	Series 2025-CES8, Class A1A, 5.15%, due 8/25/2055	1,684,205 (b)
2,761,178	Series 2025-CES10, Class A1A, 4.89%, due 11/25/2055	2,769,414 (b)
7,583,199
Other 9.5%
800,000	522 Funding CLO Ltd., Series 2019-5A, Class AR, (3 mo. USD Term SOFR + 1.33%), 5.00%, due 4/15/2035	800,906 (b)(d)
4,550,000	AIMCO CLO, Series 2017-AA, Class AR2, (3 mo. USD Term SOFR + 1.14%), 4.81%, due 1/20/2038	4,554,550 (b)(d)
1,000,000	Apidos CLO XXXIX Ltd., Series 2022-39A, Class A1R, (3 mo. USD Term SOFR + 1.23%), 4.90%, due 10/21/2038	1,003,520 (b)(d)
802,447	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	740,340 (b)
3,000,000	Bain Capital Credit CLO Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.52%), 5.19%, due 7/15/2037	3,009,222 (b)(d)
2,347,000	Barings Equipment Finance LLC, Series 2025-A, Class A3, 4.82%, due 8/13/2032	2,397,799 (b)
826,850	Beacon Container Finance II LLC, Series 2021-1A, Class A, 2.25%, due 10/22/2046	773,841 (b)
Blue Stream Issuer LLC
500,000	Series 2023-1A, Class A2, 5.40%, due 5/20/2053	502,761 (b)
1,098,000	Series 2024-1A, Class A2, 5.41%, due 11/20/2054	1,109,988 (b)
Business Jet Securities LLC
1,173,825	Series 2024-1A, Class A, 6.20%, due 5/15/2039	1,199,792 (b)
248,957	Series 2024-2A, Class A, 5.36%, due 9/15/2039	250,524 (b)
4,250,000	Canyon Capital CLO Ltd., Series 2022-2A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 4.85%, due 4/15/2038	4,261,425 (b)(d)
2,167,459	Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.78%, due 2/15/2050	2,200,136 (b)
1,713,000	CCG Receivables Trust, Series 2025-1, Class B, 4.69%, due 10/14/2032	1,732,513 (b)
Cloud Capital Holdco LP
1,249,000	Series 2024-1A, Class A2, 5.78%, due 11/22/2049	1,256,069 (b)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$811,000	Series 2024-2A, Class A2, 5.92%, due 11/22/2049	$822,202 (b)
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
2,102,000	Series 2025-1A, Class A2, 6.00%, due 5/20/2055	2,152,402 (b)
843,000	Series 2025-4A, Class A2, 5.52%, due 12/20/2055	853,585 (b)
CyrusOne Data Centers Issuer I LLC
2,594,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	2,614,519 (b)
346,000	Series 2024-1A, Class A2, 4.76%, due 3/22/2049	342,076 (b)
1,000,000	Eaton Vance CLO Ltd., Series 2013-1A, Class AR4, (3 mo. USD Term SOFR + 1.34%), 5.01%, due 10/15/2038	1,004,590 (b)(d)
1,900,000	Elmwood CLO III Ltd., Series 2019-3A, Class A1RR, (3 mo. USD Term SOFR + 1.38%), 5.05%, due 7/18/2037	1,907,316 (b)(d)
1,000,000	Empower CLO Ltd., Series 2022-1A, Class A1R, (3 mo. USD Term SOFR + 1.39%), 5.06%, due 10/20/2037	1,003,644 (b)(d)
Foundation Finance Trust
1,100,868	Series 2024-2A, Class A, 4.60%, due 3/15/2050	1,105,064 (b)
1,064,274	Series 2025-2A, Class A, 4.67%, due 4/15/2052	1,069,675 (b)
1,000,000	Galaxy 36 CLO Ltd., Series 2025-36A, Class A1, (3 mo. USD Term SOFR + 1.23%), 5.01%, due 10/15/2038	1,004,029 (b)(d)
2,500,000	Greenacre Park CLO LLC, Series 2021-2A, Class AR, (3 mo. USD Term SOFR + 1.37%), 5.04%, due 7/20/2037	2,514,420 (b)(d)
1,000,000	HalseyPoint CLO 5 Ltd., Series 2021-5A, Class A1A, (3 mo. USD Term SOFR + 1.47%), 5.14%, due 1/30/2035	1,001,736 (b)(d)
Hilton Grand Vacations Trust
840,987	Series 2022-2A, Class A, 4.30%, due 1/25/2037	837,843 (b)
336,285	Series 2024-1B, Class A, 5.75%, due 9/15/2039	343,764 (b)
583,130	Series 2025-2A, Class C, 5.12%, due 5/25/2044	587,739 (b)
1,431,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	1,449,242 (b)
2,398,763	Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, due 9/20/2065	2,422,471 (b)
1,000,000	Magnetite XXIII Ltd., Series 2019-23A, Class AR, (3 mo. USD Term SOFR + 1.39%), 5.06%, due 1/25/2035	1,000,655 (b)(d)
900,000	Magnetite XXIV Ltd., Series 2019-24A, Class AR, (3 mo. USD Term SOFR + 1.31%), 4.98%, due 4/15/2035	901,083 (b)(d)
MetroNet Infrastructure Issuer LLC
2,325,000	Series 2025-2A, Class A2, 5.40%, due 8/20/2055	2,359,486 (b)
779,000	Series 2025-4A, Class A2, 5.16%, due 12/20/2055	785,253 (b)
3,000,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2025-21A, Class A1, (3 mo. USD Term SOFR + 1.17%), 4.84%, due 4/15/2038	3,006,982 (b)(d)
MVW LLC
353,105	Series 2021-2A, Class A, 1.43%, due 5/20/2039	335,820 (b)
358,982	Series 2021-2A, Class B, 1.83%, due 5/20/2039	342,260 (b)
1,255,916	Series 2023-1A, Class A, 4.93%, due 10/20/2040	1,268,482 (b)
1,270,651	Series 2024-2A, Class A, 4.43%, due 3/20/2042	1,272,746 (b)
607,972	Series 2025-1A, Class B, 5.21%, due 9/22/2042	616,292 (b)
494,730	Series 2025-1A, Class C, 5.75%, due 9/22/2042	498,688 (b)
838,749	Series 2024-1A, Class A, 5.32%, due 2/20/2043	853,567 (b)
1,126,169	Series 2025-2A, Class C, 4.97%, due 10/20/2044	1,126,124 (b)
1,200,000	Ocean Trails CLO XV Ltd., Series 2024-15A, Class AR, (3 mo. USD Term SOFR + 1.26%), 4.93%, due 1/15/2039	1,204,207 (b)(d)
1,000,000	OCP CLO Ltd., Series 2020-8RA, Class AR2, (3 mo. USD Term SOFR + 1.22%), 4.89%, due 10/17/2038	1,003,552 (b)(d)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$2,415,000	OHA Credit Partners XVII Ltd., Series 2024-17A, Class A, (3 mo. USD Term SOFR + 1.32%), 4.99%, due 1/18/2038	$2,425,151 (b)(d)
1,616,000	OneMain Financial Issuance Trust, Series 2023-2A, Class A1, 5.84%, due 9/15/2036	1,648,590 (b)
1,069,889	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.70%, due 12/20/2032	1,084,279 (b)
PFS Financing Corp.
2,135,000	Series 2025-B, Class A, 4.85%, due 2/15/2030	2,170,159 (b)
560,000	Series 2025-D, Class A, 4.47%, due 5/15/2030	564,278 (b)
1,413,401	Pk Alift Loan Funding 6 LP, Series 2025-1, Class A, 5.37%, due 11/15/2042	1,422,184 (b)
1,600,000	Rad CLO 18 Ltd., Series 2023-18A, Class A1R, (3 mo. USD Term SOFR + 1.40%), 5.07%, due 7/15/2037	1,605,018 (b)(d)
1,000,000	Rad CLO 6 Ltd., Series 2019-6A, Class A1R, (3 mo. USD Term SOFR + 1.39%), 5.06%, due 10/20/2037	1,003,644 (b)(d)
2,700,000	RR 43 Ltd., Series 2026-43A, Class A1A, (1.20% - 3 mo. USD Term SOFR), 0.00%, due 10/15/2039	2,700,000 (b)(d)(f)
Sierra Timeshare Receivables Funding LLC
425,303	Series 2023-2A, Class A, 5.80%, due 4/20/2040	436,112 (b)
314,476	Series 2023-3A, Class A, 6.10%, due 9/20/2040	324,981 (b)
636,523	Series 2024-2A, Class B, 5.29%, due 6/20/2041	641,390 (b)
1,613,293	Series 2024-1A, Class A, 5.15%, due 1/20/2043	1,630,013 (b)
761,183	Series 2025-3A, Class B, 4.64%, due 8/22/2044	761,531 (b)
296,016	Series 2025-3A, Class C, 4.98%, due 8/22/2044	295,603 (b)
4,500,000	Sixth Street CLO XVII Ltd., Series 2021-17A, Class A1R, (3 mo. USD Term SOFR + 1.15%), 4.82%, due 4/17/2038	4,508,604 (b)(d)
1,435,000	Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, due 12/22/2031	1,438,075 (b)
2,254,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	2,271,068 (b)
2,249,000	Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, due 11/20/2055	2,266,589 (b)
643,538	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	628,438 (b)
1,653,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, due 11/15/2027	1,672,272 (b)
1,000,000	Trestles CLO V Ltd., Series 2021-5A, Class A1R, (3 mo. USD Term SOFR + 1.25%), 4.92%, due 10/20/2034	1,001,257 (b)(d)
4,100,000	Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 4.85%, due 4/25/2038	4,110,823 (b)(d)
2,000,000	Trestles CLO VII Ltd., Series 2024-7A, Class A1, (3 mo. USD Term SOFR + 1.38%), 5.05%, due 10/25/2037	2,007,400 (b)(d)
2,427,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.88%, due 4/20/2055	2,483,630 (b)
3,316,000	Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, due 8/15/2055	3,289,608 (b)
1,034,091	Volofin Finance DAC, Series 2024-1A, Class A, 5.94%, due 6/15/2037	1,052,884 (b)
905,856	Willis Engine Structured Trust VIII, Series 2025-A, Class A, 5.58%, due 6/15/2050	918,046 (b)
1,173,000	Wireless PropCo Funding LLC, Series 2025-1A, Class A2, 4.07%, due 6/25/2055	1,130,388 (b)
112,896,915
Student Loan 0.7%
Bayview Opportunity Master Fund VII LLC
224,032	Series 2025-EDU1, Class A, (30 day USD SOFR Average + 1.30%), 5.00%, due 7/27/2048	224,434 (b)(d)
1,319,995	Series 2025-EDU1, Class B, (30 day USD SOFR Average + 1.70%), 5.40%, due 7/27/2048	1,319,992 (b)(d)
1,019,793	Series 2025-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 5.50%, due 7/27/2048	1,019,796 (b)(d)
1,182,488	ELFI Graduate Loan Program LLC, Series 2024-A, Class A, 5.56%, due 8/25/2049	1,205,263 (b)
Navient Private Education Refi Loan Trust
280,413	Series 2021-BA, Class A, 0.94%, due 7/15/2069	257,171 (b)
724,411	Series 2021-CA, Class A, 1.06%, due 10/15/2069	666,979 (b)
1,069,565	Series 2021-EA, Class A, 0.97%, due 12/16/2069	970,904 (b)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Student Loan – cont'd
$1,169,997	Series 2021-GA, Class A, 1.58%, due 4/15/2070	$1,068,476 (b)
1,423,915	Series 2024-A, Class A, 5.66%, due 10/15/2072	1,459,378 (b)
8,192,393
Telecommunications 0.1%
634,000	Crown Castle Towers LLC, 4.24%, due 7/15/2048	633,198 (b)
Total Asset-Backed Securities (Cost $148,665,880)		149,661,200

Corporate Bonds 30.4%
Aerospace & Defense 0.5%
Boeing Co.
4,379,000	5.04%, due 5/1/2027	4,425,092
1,594,000	3.90%, due 5/1/2049	1,191,236
5,616,328
Agriculture 1.0%
Imperial Brands Finance PLC
2,845,000	5.50%, due 2/1/2030	2,952,050 (b)
4,090,000	5.63%, due 7/1/2035	4,182,535 (b)
4,625,000	6.38%, due 7/1/2055	4,758,819 (b)
11,893,404
Airlines 0.1%
1,523,837	United Airlines Pass-Through Trust, Class A, 5.88%, due 4/15/2029	1,561,660
Auto Manufacturers 0.4%
3,210,000	General Motors Co., 6.80%, due 10/1/2027	3,336,851
1,415,000	Stellantis Finance U.S., Inc., 6.45%, due 3/18/2035	1,474,604 (b)
4,811,455
Banks 7.8%
9,140,000	Bank of America Corp., 5.51%, due 1/24/2036	9,488,101 (g)
Banque Federative du Credit Mutuel SA
1,335,000	4.54%, due 1/15/2031	1,331,915 (b)
1,475,000	5.11%, due 1/15/2036	1,472,037 (b)
2,780,000	Barclays PLC, 7.12%, due 6/27/2034	3,101,005 (g)
BPCE SA
2,900,000	6.51%, due 1/18/2035	3,075,688 (b)(g)
1,330,000	6.92%, due 1/14/2046	1,421,651 (b)(g)
Citigroup, Inc.
1,945,000	3.89%, due 1/10/2028	1,942,554 (g)
4,020,000	6.02%, due 1/24/2036	4,190,865 (g)
2,767,000	Deutsche Bank AG, 4.95%, due 8/4/2031	2,799,342 (g)
Fifth Third Bancorp
2,755,000	4.57%, due 4/29/2032	2,752,528 (g)
1,730,000	5.14%, due 1/29/2037	1,718,120 (g)
Goldman Sachs Group, Inc.
3,505,000	4.37%, due 10/21/2031	3,485,009 (g)
3,160,000	5.07%, due 1/21/2037	3,146,451 (g)
3,845,000	5.39%, due 2/2/2041	3,809,149 (f)(g)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Banks – cont'd
$1,470,000	5.54%, due 1/21/2047	$1,448,031 (g)
1,345,000	HSBC Holdings PLC, 6.00%, due 5/22/2027	1,362,835 (g)(h)
	JPMorgan Chase & Co.
1,185,000	4.26%, due 10/22/2031	1,179,059 (g)
6,290,000	5.50%, due 1/24/2036	6,541,972 (g)
6,980,000	4.90%, due 1/22/2037	6,926,891 (g)
2,915,000	Lloyds Banking Group PLC, 6.07%, due 6/13/2036	3,055,560 (g)
	Morgan Stanley
2,295,000	3.63%, due 1/20/2027	2,291,759
2,955,000	4.49%, due 1/16/2032	2,953,051 (g)
1,295,000	5.42%, due 7/21/2034	1,340,642 (g)
1,725,000	5.83%, due 4/19/2035	1,824,624 (g)
1,690,000	4.89%, due 10/22/2036	1,663,677 (g)
4,485,000	NatWest Group PLC, 5.12%, due 5/23/2031	4,600,811 (g)
1,840,000	Oesterreichische Kontrollbank AG, 3.75%, due 1/15/2031	1,832,340
	PNC Financial Services Group, Inc.
2,165,000	5.58%, due 1/29/2036	2,247,632 (g)
1,145,000	5.37%, due 7/21/2036	1,172,352 (g)
3,665,000	5.42%, due 1/25/2041	3,661,597 (g)
695,000	Santander Holdings USA, Inc., 6.12%, due 5/31/2027	699,053 (g)
1,265,000	UBS AG, 5.65%, due 9/11/2028	1,320,220
2,895,000	Wells Fargo & Co., 5.50%, due 1/23/2035	3,003,428 (g)
		92,859,949
Beverages 0.4%
985,000	Anheuser-Busch InBev Worldwide, Inc., 4.95%, due 1/15/2042	941,580
	Molson Coors Beverage Co.
595,000	5.00%, due 5/1/2042	552,137
1,590,000	4.20%, due 7/15/2046	1,284,210
1,688,000	PepsiCo, Inc., 4.65%, due 7/23/2032	1,719,473
		4,497,400
Biotechnology 0.2%
2,620,000	Gilead Sciences, Inc., 4.75%, due 3/1/2046	2,374,780
Chemicals 1.4%
	Dow Chemical Co.
1,240,000	5.65%, due 3/15/2036	1,238,993
5,965,000	5.95%, due 3/15/2055	5,462,433
	LYB International Finance III LLC
3,175,000	5.88%, due 1/15/2036	3,140,278
900,000	4.20%, due 10/15/2049	640,344
1,695,000	3.63%, due 4/1/2051	1,082,427
1,585,000	Mosaic Co., 4.60%, due 11/15/2030	1,589,319
	Westlake Corp.
885,000	5.55%, due 11/15/2035	881,776
2,190,000	6.38%, due 11/15/2055	2,166,119
		16,201,689
Diversified Financial Services 0.5%
	Stellantis Financial Services U.S. Corp.
2,730,000	4.95%, due 9/15/2028	2,768,149 (b)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Diversified Financial Services – cont'd
$3,615,000	5.40%, due 9/15/2030	$3,671,929 (b)
		6,440,078
Electric 2.6%
1,135,000	Basin Electric Power Cooperative, 5.85%, due 10/15/2055	1,121,946 (b)
2,595,000	Constellation Energy Generation LLC, 5.88%, due 1/15/2066	2,531,585
1,385,000	Dominion Energy, Inc., 5.00%, due 6/15/2030	1,421,410
3,010,000	Duke Energy Corp., 5.70%, due 9/15/2055	2,928,638
930,000	Exelon Corp., 4.05%, due 4/15/2030	921,342
800,000	Jersey Central Power & Light Co., 5.10%, due 1/15/2035	810,502
1,980,000	National Grid PLC, 5.42%, due 1/11/2034	2,042,751
1,605,000	NextEra Energy Capital Holdings, Inc., 4.90%, due 2/28/2028	1,634,072
	NRG Energy, Inc.
1,050,000	4.73%, due 10/15/2030	1,049,801 (b)
705,000	5.41%, due 10/15/2035	701,739 (b)
1,931,028	NYSEG Storm Funding LLC, 4.71%, due 5/1/2029	1,951,732
	Pacific Gas & Electric Co.
2,355,000	5.05%, due 10/15/2032	2,373,295
1,465,000	6.40%, due 6/15/2033	1,578,636
1,245,000	5.70%, due 3/1/2035	1,275,902
2,985,000	4.95%, due 7/1/2050	2,531,283
1,415,000	6.10%, due 10/15/2055	1,393,484
	Pinnacle West Capital Corp.
1,697,000	4.90%, due 5/15/2028	1,727,517
1,030,000	5.15%, due 5/15/2030	1,060,890
880,000	Public Service Enterprise Group, Inc., 4.90%, due 3/15/2030	899,794
770,000	Southern California Edison Co., 2.50%, due 6/1/2031	693,457
		30,649,776
Electronics 0.6%
	Amphenol Corp.
3,200,000	4.40%, due 2/15/2033	3,163,277
3,380,000	4.63%, due 2/15/2036	3,305,888
1,335,000	5.30%, due 11/15/2055	1,273,473
		7,742,638
Food 0.1%
925,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.95%, due 4/20/2035	972,027
Gas 0.1%
2,030,000	Southern Co. Gas Capital Corp., 1.75%, due 1/15/2031	1,795,133
Healthcare - Products 0.0%‡
525,000	GE HealthCare Technologies, Inc., 4.80%, due 8/14/2029	535,716
Healthcare - Services 0.8%
3,020,000	Cigna Group, 5.25%, due 1/15/2036	3,062,100
1,065,000	HCA, Inc., 5.45%, due 4/1/2031	1,107,235
	UnitedHealth Group, Inc.
1,860,000	4.40%, due 6/15/2028	1,879,563
3,225,000	4.65%, due 1/15/2031	3,265,255
		9,314,153
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Internet 3.2%
	Alphabet, Inc.
$2,540,000	4.10%, due 11/15/2030	$2,542,043
775,000	4.38%, due 11/15/2032	777,601
1,230,000	4.70%, due 11/15/2035	1,224,447
1,390,000	5.35%, due 11/15/2045	1,371,317
2,780,000	5.25%, due 5/15/2055	2,648,706
2,990,000	5.45%, due 11/15/2055	2,916,143
800,000	5.30%, due 5/15/2065	747,685
2,175,000	5.70%, due 11/15/2075	2,135,398
	AppLovin Corp.
3,215,000	5.13%, due 12/1/2029	3,297,844
2,055,000	5.38%, due 12/1/2031	2,124,040
5,170,000	Beignet Investor LLC, 6.58%, due 5/30/2049	5,383,091 (b)
	Meta Platforms, Inc.
1,710,000	4.60%, due 11/15/2032	1,714,279
4,090,000	5.50%, due 11/15/2045	3,933,081
3,705,000	5.63%, due 11/15/2055	3,525,242
2,260,000	5.75%, due 11/15/2065	2,136,896
	Uber Technologies, Inc.
1,620,000	4.80%, due 9/15/2035	1,602,720
670,000	5.35%, due 9/15/2054	637,506
		38,718,039
Media 0.5%
	Charter Communications Operating LLC/Charter Communications Operating Capital
1,705,000	5.85%, due 12/1/2035	1,696,892
1,890,000	3.50%, due 6/1/2041	1,352,619
3,000,000	6.70%, due 12/1/2055	2,896,920
		5,946,431
Multi-National 1.2%
1,405,000	African Development Bank, 4.13%, due 1/22/2036	1,382,679
1,975,000	Asian Development Bank, 4.25%, due 1/14/2036	1,968,837
850,000	Asian Infrastructure Investment Bank, 4.13%, due 1/14/2036	840,030
1,880,000	Corp. Andina de Fomento, 4.63%, due 1/15/2036	1,868,889
1,660,000	Council of Europe Development Bank, 3.75%, due 1/14/2031	1,654,657
1,240,000	Inter-American Development Bank, 4.13%, due 1/23/2036	1,221,064
5,145,000	Nordic Investment Bank, 3.75%, due 1/23/2031	5,122,620
		14,058,776
Office - Business Equipment 0.1%
798,000	CDW LLC/CDW Finance Corp., 2.67%, due 12/1/2026	788,725
Oil & Gas 1.5%
925,000	Coterra Energy, Inc., 5.40%, due 2/15/2035	941,502
4,575,000	Devon Energy Corp., 5.75%, due 9/15/2054	4,346,495
	Diamondback Energy, Inc.
1,005,000	5.20%, due 4/18/2027	1,018,910
3,895,000	5.55%, due 4/1/2035	4,009,419
2,295,000	5.75%, due 4/18/2054	2,192,653
5,005,000	Occidental Petroleum Corp., 6.05%, due 10/1/2054	4,817,740
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Oil & Gas – cont'd
$630,000	Phillips 66, 1.30%, due 2/15/2026	$629,180
		17,955,899
Pharmaceuticals 0.7%
2,275,000	Becton Dickinson & Co., 4.67%, due 6/6/2047	1,984,727
	CVS Health Corp.
2,190,000	3.00%, due 8/15/2026	2,178,081
442,000	5.63%, due 2/21/2053	413,688
456,000	6.20%, due 9/15/2055	460,537
	Merck & Co., Inc.
1,765,000	4.45%, due 12/4/2032	1,769,365
1,340,000	5.50%, due 3/15/2046	1,332,953
		8,139,351
Pipelines 0.7%
	Enbridge, Inc.
305,000	5.30%, due 4/5/2029	314,679
1,845,000	5.63%, due 4/5/2034	1,921,192
	Energy Transfer LP
830,000	6.13%, due 12/15/2045	825,145
605,000	5.00%, due 5/15/2050	511,214
1,575,000	ONEOK, Inc., 6.25%, due 10/15/2055	1,583,485
	Transcontinental Gas Pipe Line Co. LLC
605,000	5.10%, due 3/15/2036	607,277 (b)
980,000	5.75%, due 3/15/2056	973,197 (b)
1,080,000	Western Midstream Operating LP, 4.80%, due 3/1/2031	1,080,520
		7,816,709
Real Estate Investment Trusts 0.3%
3,480,000	Prologis Targeted U.S. Logistics Fund LP, 4.75%, due 1/15/2036	3,390,114 (b)
Semiconductors 2.9%
	Applied Materials, Inc.
1,660,000	4.00%, due 1/15/2031	1,644,606
975,000	4.60%, due 1/15/2036	959,030
	Broadcom, Inc.
2,005,000	5.05%, due 7/12/2029	2,065,656
1,870,000	4.60%, due 7/15/2030	1,896,169
2,385,000	5.15%, due 11/15/2031	2,472,561
	Foundry JV Holdco LLC
3,570,000	5.50%, due 1/25/2031	3,697,082 (b)
1,890,000	6.25%, due 1/25/2035	2,009,914 (b)
4,855,000	6.10%, due 1/25/2036	5,108,838 (b)
2,405,000	6.20%, due 1/25/2037	2,541,199 (b)
	Intel Corp.
2,525,000	4.80%, due 10/1/2041	2,266,203
1,010,000	3.73%, due 12/8/2047	727,331
1,455,000	3.25%, due 11/15/2049	947,857
710,000	4.75%, due 3/25/2050	588,004
595,000	4.90%, due 8/5/2052	499,794
4,700,000	5.60%, due 2/21/2054	4,406,222
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Semiconductors – cont'd
$2,795,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 5.25%, due 8/19/2035	$2,827,256
		34,657,722
Software 2.4%
	Oracle Corp.
1,700,000	5.20%, due 9/26/2035	1,620,093
1,935,000	5.38%, due 9/27/2054	1,554,686
3,790,000	6.00%, due 8/3/2055	3,317,262
11,625,000	5.95%, due 9/26/2055	10,250,618
2,730,000	Salesforce, Inc., 2.70%, due 7/15/2041	1,957,781
	Synopsys, Inc.
8,770,000	5.15%, due 4/1/2035	8,889,748
1,090,000	5.70%, due 4/1/2055	1,074,952
		28,665,140
Telecommunications 0.4%
1,660,000	AT&T, Inc., 3.65%, due 6/1/2051	1,163,703
	Orange SA
745,000	4.25%, due 1/13/2031	738,745 (b)
1,000,000	4.75%, due 1/13/2033	997,651 (b)
2,110,000	5.00%, due 1/13/2036	2,092,680 (b)
		4,992,779
Total Corporate Bonds (Cost $362,046,598)		362,395,871
Foreign Government Securities 3.2%
3,145,000	Export-Import Bank of Korea, 3.75%, due 9/22/2030	3,109,440
1,500,000	Japan International Cooperation Agency, 4.25%, due 5/22/2030	1,515,661
	Mexico Government International Bonds
830,000	6.00%, due 5/13/2030	863,615
1,545,000	5.85%, due 7/2/2032	1,578,372
2,011,000	6.00%, due 5/7/2036	2,018,541
620,000	6.88%, due 5/13/2037	655,495
1,575,000	6.63%, due 1/29/2038	1,637,134
3,050,000	6.13%, due 2/9/2038	3,037,800
790,000	7.38%, due 5/13/2055	844,826
895,000	6.75%, due 2/9/2056	882,560
	Province of British Columbia
2,510,000	3.90%, due 8/27/2030	2,505,992
2,070,000	4.80%, due 6/11/2035	2,110,549
1,195,000	Province of Manitoba, 4.90%, due 5/31/2034	1,230,771
	Province of Ontario
3,625,000	3.90%, due 9/4/2030	3,619,346
1,645,000	4.85%, due 6/11/2035	1,688,725
1,355,000	4.45%, due 11/20/2035	1,344,791
	Province of Quebec
2,005,000	3.88%, due 1/14/2031	1,995,692
2,635,000	4.63%, due 8/28/2035	2,649,246
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Foreign Government Securities – cont'd
$4,145,000	Province of Saskatchewan, 4.65%, due 1/28/2030	$4,257,788
Total Foreign Government Securities (Cost $37,097,889)		37,546,344
Number of Shares
Short-Term Investments 2.5%
Investment Companies 2.5%
29,900,641	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.65%(i) (Cost $29,900,641)	29,900,641
Total Investments 100.6% (Cost $1,201,346,376)		1,197,975,651
Liabilities Less Other Assets (0.6)%		(7,211,661)(j)
Net Assets 100.0%		$1,190,763,990

‡	Represents less than 0.05% of net assets of the Fund.

(a)	Principal only security. This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2026, these securities amounted to $316,849,085, which represents 26.6% of net assets of the Fund.

(c)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
January 31, 2026.

(d)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2026 and changes periodically.
(e)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(f)	When-issued security. Total value of all such securities at January 31, 2026 amounted to $10,552,375, which represents 0.9% of net assets of the Fund.
(g)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(h)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(i)	Represents 7-day effective yield as of January 31, 2026.
(j)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2026.
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$1,019,372,984	85.6%
Cayman Islands	36,753,554	3.1%
United Kingdom	26,056,366	2.2%
Canada	23,638,771	2.0%
Supranational	14,058,776	1.2%
Mexico	11,518,343	1.0%
France	11,130,367	0.9%
Jersey	8,474,854	0.7%
Korea	3,109,440	0.3%
Netherlands	2,827,256	0.2%
Germany	2,799,342	0.2%
Ireland	2,725,156	0.2%
Austria	1,832,340	0.2%
Japan	1,515,661	0.1%
Switzerland	1,320,220	0.1%
Belgium	941,580	0.1%
Short-Term Investments and Other Liabilities—Net	22,688,980	1.9%
	$1,190,763,990	100.0%
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At January 31, 2026, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2026	264	U.S. Treasury Long Bond	$30,393,000	$(245,105)
3/2026	357	U.S. Treasury Note, 10 Year	39,922,640	(488,832)
3/2026	1,611	U.S. Treasury Note, 2 Year	335,880,915	213,459
3/2026	449	U.S. Treasury Note, 5 Year	48,909,430	(350,744)
Total Long Positions			$455,105,985	$(871,222)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2026	772	U.S. Treasury Note, Ultra 10 Year	$(88,128,625)	$628,166
3/2026	196	U.S. Treasury Ultra Bond	(23,017,750)	162,473
Total Short Positions			$(111,146,375)	$790,639
Total Futures				$(80,583)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$117,072,558	$—	$117,072,558
U.S. Government Agency Securities	—	8,892,314	—	8,892,314
Mortgage-Backed Securities#	—	492,506,723	—	492,506,723
Asset-Backed Securities#	—	149,661,200	—	149,661,200
Corporate Bonds#	—	362,395,871	—	362,395,871
Foreign Government Securities	—	37,546,344	—	37,546,344
Short-Term Investments	—	29,900,641	—	29,900,641
Total Investments	$—	$1,197,975,651	$—	$1,197,975,651

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2026:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$1,004,098	$—	$—	$1,004,098
Liabilities	(1,084,681)	—	—	(1,084,681)
Total	$(80,583)	$—	$—	$(80,583)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)
January 31, 2026

Principal Amount		Value
Asset-Backed Securities 2.1%
Other 2.1%
$1,000,000	Ballyrock CLO 28 Ltd., Series 2024-28A, Class D, (3 mo. USD Term SOFR + 5.00%), 8.67%, due 1/20/2038	$1,009,505 (a)(b)
700,000	Benefit Street Partners CLO XXXIII Ltd., Series 2023-33A, Class D2R, (3.40% - 3 mo. USD Term SOFR), 0.00%, due 1/25/2039	700,000 (a)(b)(c)
1,500,000	CIFC Funding Ltd., Series 2018-2A, Class D1R, (3 mo. USD Term SOFR + 3.05%), 6.72%, due 10/20/2037	1,514,258 (a)(b)
1,000,000	Galaxy 31 CLO Ltd., Series 2023-31A, Class ER, (3 mo. USD Term SOFR + 5.50%), 9.17%, due 7/15/2038	1,002,668 (a)(b)
1,000,000	OCP CLO Ltd., Series 2021-21A, Class D1R, (3 mo. USD Term SOFR + 2.65%), 6.32%, due 1/20/2038	1,010,839 (a)(b)
1,275,000	Palmer Square CLO Ltd., Series 2024-4A, Class E, (3 mo. USD Term SOFR + 5.00%), 8.67%, due 1/15/2038	1,284,038 (a)(b)
1,000,000	Trestles CLO IX Ltd., Series 2025-9A, Class D2, (3 mo. USD Term SOFR + 3.65%), 7.52%, due 1/15/2039	1,002,030 (a)(b)
1,250,000	Voya CLO Ltd., Series 2024-2A, Class E, (3 mo. USD Term SOFR + 6.05%), 9.72%, due 7/20/2037	1,261,520 (a)(b)
1,300,000	Wellington Management CLO 4 Ltd., Series 2025-4A, Class D1, (3 mo. USD Term SOFR + 2.55%), 6.22%, due 4/18/2038	1,306,782 (a)(b)
Total Asset-Backed Securities (Cost $9,993,125)		10,091,640

Corporate Bonds 1.6%
Advertising 0.1%
500,000	Neptune Bidco U.S., Inc., 9.50%, due 2/15/2033	509,133 (a)
Chemicals 0.2%
400,000	SCIH Salt Holdings, Inc., 4.88%, due 5/1/2028	399,029 (a)
456,000	WR Grace Holdings LLC, 4.88%, due 6/15/2027	456,000 (a)
855,029
Commercial Services 0.3%
Prime Security Services Borrower LLC/Prime Finance, Inc.
1,170,000	3.38%, due 8/31/2027	1,146,056 (a)
510,000	3.38%, due 8/31/2027	499,563 (d)
1,645,619
Environmental Control 0.2%
720,000	Madison IAQ LLC, 4.13%, due 6/30/2028	711,374 (a)
Forest Products & Paper 0.1%
545,000	Ahlstrom Holding 3 Oy, 4.88%, due 2/4/2028	538,854 (a)
Internet 0.1%
525,000	Cablevision Lightpath LLC, 3.88%, due 9/15/2027	522,643 (d)
Machinery - Diversified 0.2%
870,000	TK Elevator U.S. Newco, Inc., 5.25%, due 7/15/2027	870,253 (a)
Media 0.0%‡
274,000	Cumulus Media New Holdings, Inc., 8.00%, due 7/1/2029	75,350 (a)
Pipelines 0.1%
530,000	NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, due 2/15/2029	549,996 (d)
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Software 0.0%‡
$505,175	Rackspace Finance LLC, 3.50%, due 5/15/2028	$131,345 (a)
Telecommunications 0.3%
325,000	Altice Financing SA, 5.00%, due 1/15/2028	235,943 (a)
998,476	Altice France SA, 6.88%, due 10/15/2030	981,615 (a)
		1,217,558
Total Corporate Bonds (Cost $8,123,982)		7,627,154

Loan Assignments(b) 93.0%
Aerospace & Defense 2.7%
1,789,416	Air Comm Corp. LLC, Term Loan, (3 mo. USD Term SOFR + 2.75%), 6.44% – 6.57%, due 12/11/2031	1,789,416 (e)
713,762	Amentum Government Services Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.67%, due 9/29/2031	712,870
920,284	Cobham Ultra SeniorCo SARL, Term Loan B, (6 mo. USD Term SOFR + 3.75%), 8.37%, due 8/3/2029	918,940
	Dynasty Acquisition Co., Inc.
1,283,788	First Lien Term Loan B1, (1 mo. USD Term SOFR + 2.00%), 5.67%, due 10/31/2031	1,285,970
488,312	First Lien Term Loan B2, (1 mo. USD Term SOFR + 2.00%), 5.67%, due 10/31/2031	489,142
	Kaman Corp.
35,480	Term Loan, (3 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 6.15% – 6.15%, due 2/26/2032	35,431 (e)
1,913,917	Term Loan B, (3 mo. USD Term SOFR + 2.50%, 6 mo. USD Term SOFR + 2.50%), 6.32% – 6.54%, due 2/26/2032	1,911,257 (e)
	Peraton Corp.
2,541,383	Term Loan B, (3 mo. USD Term SOFR + 3.75%), 7.52%, due 2/1/2028	2,343,638
234,174	Second Lien Term Loan B1, (3 mo. USD Term SOFR + 7.75%), 11.67%, due 2/1/2029	177,094
1,815,000	Propulsion (BC) Finco SARL, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.17%, due 12/1/2032	1,816,143
	TransDigm, Inc.
747,245	Term Loan J, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 2/28/2031	746,752
1,025,145	Term Loan L, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 1/19/2032	1,024,325
		13,250,978
Air Freight & Logistics 0.4%
542,920	Echo Global Logistics, Inc., Term Loan, (1 mo. USD Term SOFR + 3.75%), 7.52%, due 11/23/2028	537,040
1,368,473	Worldwide Express Operations LLC, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.67%, due 7/26/2028	1,367,625
		1,904,665
Automobile Components 0.6%
1,705,725	Clarios Global LP, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.42%, due 1/28/2032	1,706,254
1,321,871	Dealer Tire Financial LLC, Term Loan B4, (1 mo. USD Term SOFR + 3.00%), 6.67%, due 7/2/2031	1,318,566
		3,024,820
Broadline Retail 0.3%
	Peer Holding III BV
1,226,539	Term Loan B4B, (3 mo. USD Term SOFR + 2.50%), 6.17%, due 10/28/2030	1,225,005
267,300	Term Loan B5B, (3 mo. USD Term SOFR + 2.50%), 6.17%, due 7/1/2031	266,966
		1,491,971
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Building Products 1.0%
$1,525,011	Cornerstone Building Brands, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.03%, due 4/12/2028	$1,172,993
834,045	Jeld-Wen, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.79%, due 7/28/2028	733,176
1,412,828	LBM Acquisition LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 7.52%, due 6/6/2031	1,357,135
1,212,666	MI Windows & Doors LLC, Term Loan B2, (1 mo. USD Term SOFR + 2.75%), 6.42%, due 3/28/2031	1,211,150
672,337	Oscar AcquisitionCo LLC, Term Loan B, (3 mo. USD Term SOFR + 4.25%), 7.92%, due 4/29/2029	511,144
		4,985,598
Capital Markets 4.0%
1,299,935	Apex Group Treasury LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.39%, due 2/27/2032	1,195,940
	Ascensus Group Holdings, Inc.
1,505,000	Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.67%, due 11/24/2032	1,498,724
520,000	Second Lien Term Loan B, (3 mo. USD Term SOFR + 5.25%), 8.92%, due 11/25/2033	530,400 (f)
1,615,000	Citco Funding LLC, Term Loan B, (1 mo. USD Term SOFR), due 1/21/2033	1,613,999 (g)(h)
	Edelman Financial Center LLC
1,375,416	Term Loan, (1 mo. USD Term SOFR + 3.00%), 6.67%, due 4/7/2028	1,374,288
450,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 5.25%), 8.92%, due 10/6/2028	450,189
696,487	Focus Financial Partners LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 9/15/2031	691,660
1,788,628	Galaxy U.S. Opco, Inc., Term Loan, (3 mo. USD Term SOFR + 2.00%, 3 mo. USD Term SOFR + 3.75%), 3.75% – 5.67%, due 7/31/2030	1,696,210 (e)
818,500	Guggenheim Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.17%, due 11/26/2031	818,909
1,477,189	Harbourvest Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 5.65%, due 4/19/2030	1,479,036 (f)
1,552,200	IMC Financing LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.67%, due 6/18/2032	1,556,080
	NEXUS Buyer LLC
1,032,374	Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.17%, due 7/31/2031	1,007,060
530,000	Second Lien Term Loan B, (1 mo. USD Term SOFR + 5.75%), 9.42%, due 2/16/2032	518,833
	Orion U.S. Finco, Inc.
1,330,000	First Lien Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.15%, due 10/8/2032	1,329,175
535,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 5.50%), 9.15%, due 10/10/2033	538,012
1,501,933	Superannuation & Investments U.S. LLC, Term Loan, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 12/1/2028	1,502,309
1,690,763	Victory Capital Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 2.00%), 5.67%, due 9/23/2032	1,693,299
		19,494,123
Chemicals 2.0%
990,000	AAP Buyer, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.42%, due 9/9/2031	991,237 (f)
555,023	ECO Services Operations Corp., Term Loan B, (3 mo. USD Term SOFR + 2.00%), 5.67%, due 6/12/2031	554,679
883,657	Groupe Solmax, Inc., Term Loan, (1 mo. USD Term SOFR + 4.75%, 3 mo. USD Term SOFR + 4.75%), 8.54% – 8.68%, due 5/29/2028	745,453 (e)
853,610	Ineos U.S. Finance LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.67%, due 2/7/2031	594,685
1,400,850	Minerals Technologies, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.67%, due 11/26/2031	1,404,352 (f)
	Olympus Water U.S. Holding Corp.
1,710,803	Term Loan, (3 mo. USD Term SOFR + 3.00%), 6.67%, due 6/20/2031	1,684,286
565,000	Term Loan B, (3 mo. USD Term SOFR + 3.25%), 6.92%, due 11/3/2032	555,350
1,050,000	SCIL IV LLC, Term Loan B, (6 mo. USD Term SOFR + 4.00%), 7.79%, due 11/8/2032	1,050,000
707,494	SCUR-Alpha 1503 GmbH, Term Loan B1, (3 mo. USD Term SOFR + 5.50%), 9.17%, due 3/29/2030	664,160
1,330,742	Sparta U.S. HoldCo LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.70%, due 8/2/2030	1,319,577
		9,563,779
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Services & Supplies 4.0%
$1,620,448	Albion Financing 3 SARL, Term Loan, (3 mo. USD Term SOFR + 3.00%), 6.67%, due 5/21/2031	$1,610,823
2,602,238	Allied Universal Holdco LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.92%, due 8/20/2032	2,604,788
1,815,450	Anticimex International AB, Term Loan, (3 mo. USD Term SOFR + 2.90%), 7.31%, due 11/17/2031	1,818,046
866,250	ASP Dream Acquisition Co. LLC, Term Loan B, (1 mo. USD Term SOFR + 4.25%), 8.02%, due 12/15/2028	819,325
866,491	Belfor Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.42%, due 11/1/2030	865,953
1,444,725	BrightView Landscapes LLC, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 5.67%, due 4/20/2029	1,439,307
1,712,656	Crash Champions LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 8.57%, due 2/23/2029	1,590,989
1,247,730	EnergySolutions LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.92%, due 9/20/2030	1,247,730
1,394,283	Garda World Security Corp., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.42%, due 2/1/2029	1,390,797
1,278,575	Gategroup Fin Luxembourg SA, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.20%, due 6/10/2032	1,279,636
672,600	Iron Mountain, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.67%, due 1/31/2031	665,242
932,196	Legence Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 5.92%, due 12/16/2031	934,294
1,753,050	Pye-Barker Fire & Safety LLC, Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.20%, due 12/16/2032	1,752,314
1,554,393	TMC Buyer, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.75%), 8.57%, due 11/1/2030	1,557,797
		19,577,041
Communications Equipment 0.5%
1,577,075	Tiger Acquisition LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 8/23/2032	1,572,801
732,588	WatchGuard Technologies, Inc., Term Loan, (1 mo. USD Term SOFR + 5.25%), 8.92%, due 7/2/2029	730,756 (f)
		2,303,557
Construction & Engineering 1.4%
662,930	Archkey Solutions LLC, Term Loan B, (3 mo. USD Term SOFR + 4.25%), 7.92%, due 11/1/2031	667,696
1,155,951	Artera Services LLC, Term Loan, (3 mo. USD Term SOFR + 4.50%), 8.17%, due 2/15/2031	928,067
1,700,000	Green Infrastructure Partners, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.42%, due 9/24/2032	1,698,946
1,505,903	Pinnacle Buyer LLC, Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.16%, due 10/1/2032	1,505,903
1,805,925	Tecta America Corp., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.42%, due 2/18/2032	1,808,508
		6,609,120
Construction Materials 0.8%
1,495,000	Potters Industries LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 12/23/2032	1,492,668
1,705,782	Quikrete Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 5.92%, due 2/10/2032	1,704,502
801,756	Star Holding LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 4.50%), 8.17%, due 7/31/2031	784,518
		3,981,688
Consumer Staples Distribution & Retail 0.5%
1,845,000	Boots Group Bidco Ltd., Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.21%, due 8/30/2032	1,849,612
163,597	Cardenas Markets, Inc., Term Loan, (3 mo. USD Term SOFR + 6.75%), 10.52%, due 8/1/2029	127,354
608,125	Northeast Grocery, Inc., Term Loan B, (3 mo. USD Term SOFR + 7.50%), 11.38%, due 12/13/2028	609,141
		2,586,107
Containers & Packaging 3.6%
1,073,849	Altium Packaging LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 6/11/2031	1,021,950
1,772,156	Berlin Packaging LLC, Term Loan B7, (3 mo. USD Term SOFR + 3.25%), 6.91% – 6.92%, due 6/7/2032	1,768,434 (e)
509,065	Clydesdale Acquisition Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.92%, due 4/1/2032	506,077
1,200,777	Glatfelter Corp., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.07%, due 11/4/2031	1,187,268
1,270,000	Graham Packaging Co., Inc., Term Loan B, (1 mo. USD Term SOFR), due 1/14/2033	1,267,879 (g)(h)
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Containers & Packaging – cont'd
$735,497	IRIS Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 8.52%, due 6/28/2028	$710,601
	Klockner-Pentaplast of America, Inc.
733,663	Term Loan B, (6 mo. USD Term SOFR + 4.73%), 9.02%, due 2/12/2026	110,049 (f)(i)
450,028	Term Loan, (1 mo. USD Term SOFR + 3.00%), 3.00% – 6.67%, due 8/7/2026	399,774 (e)
677,078	Term Loan, (1 mo. USD Term SOFR + 3.00%), 3.00% – 6.67%, due 8/7/2026	601,469 (e)
1,670,000	Mauser Packaging Solutions Holding Co., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.23%, due 4/15/2030	1,626,764
125,296	Mold-Rite Plastics LLC, Term Loan, (1 mo. USD Term SOFR + 1.50%, 1 mo. USD Term SOFR + 2.25%), 2.25% – 5.29%, due 10/4/2028	93,136 (e)
1,791,463	Pregis TopCo Corp., Term Loan, (1 mo. USD Term SOFR + 4.00%), 7.67%, due 2/1/2029	1,795,099
948,394	Ring Container Technologies Group LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 9/15/2032	949,381
	Spa Holdings 3 Oy
643,649	Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.93%, due 2/4/2028	642,645
666,654	Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.18%, due 5/23/2030	666,821
1,306,825	SupplyOne, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.17%, due 4/21/2031	1,307,726
1,051,688	Technimark Holdings LLC, Term Loan, (1 mo. USD Term SOFR + 3.25%), 6.92%, due 4/14/2031	1,044,788
2,015,396	Trident TPI Holdings, Inc., Term Loan B7, (3 mo. USD Term SOFR + 3.75%), 7.42%, due 9/15/2028	1,895,943
		17,595,804
Distributors 0.5%
934,175	PAI Holdco, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.75%), 7.83%, due 10/28/2027	805,586
	S&S Holdings LLC
1,565,203	Term Loan, (1 mo. USD Term SOFR + 5.00%), 8.77%, due 3/11/2028	1,551,993
225,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 8.75%), 12.52%, due 3/9/2029	207,000
		2,564,579
Diversified Consumer Services 1.5%
1,699,926	Ascend Learning LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.67%, due 12/11/2028	1,678,150
1,757,817	Belron Finance 2019 LLC, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.12%, due 10/16/2031	1,761,772
2,050,707	Fugue Finance BV, Term Loan, (3 mo. USD Term SOFR + 2.75%), 6.57%, due 1/9/2032	2,032,763
1,709,214	Wand NewCo 3, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 1/30/2031	1,707,385
		7,180,070
Diversified Financial Services 0.2%
940,000	Daintree BidCo Pty. Ltd., Term Loan B, (1 mo. USD Term SOFR), due 11/25/2032	932,950 (f)(g)(h)
Diversified Telecommunication Services 2.7%
	Altice France SA
712,257	Term Loan B11, (3 mo. USD Term SOFR + 4.13%), 7.80%, due 4/30/2028	711,367
941,976	Term Loan B13, (3 mo. USD Term SOFR + 5.38%), 9.05%, due 5/14/2029	941,684
711,166	Term Loan B14, (3 mo. USD Term SOFR + 6.88%), 10.55%, due 5/31/2031	720,646
215,428	Cable One, Inc., Term Loan B4, (1 mo. USD Term SOFR + 2.00%), 5.79%, due 5/3/2028	200,617
2,328,414	CSC Holdings LLC, Term Loan B5, (3 mo. USD Term SOFR + 1.50%), 8.25%, due 4/15/2027	2,074,616
1,520,000	ITG Communications LLC, Term Loan B, (1 mo. USD Term SOFR + 4.75%), 8.42%, due 7/9/2031	1,468,062
2,180,000	Level 3 Financing, Inc., Term Loan B4, (1 mo. USD Term SOFR + 3.25%), 6.92%, due 3/29/2032	2,180,545
512,131	Lumen Technologies, Inc., Term Loan A, (1 mo. USD Term SOFR + 6.00%), 9.72%, due 6/1/2028	513,027
515,585	Radiate Holdco LLC, Term Loan, (1 mo. USD Term SOFR + 1.50%, 1 mo. USD Term SOFR + 3.50%), 1.50% – 7.29%, due 9/25/2029	442,114 (e)
1,520,000	Sunrise Financing Partnership, Term Loan AAA, (6 mo. USD Term SOFR + 2.50%), 6.13%, due 2/15/2032	1,514,452
330,000	Telesat Canada, Term Loan B5, (3 mo. USD Term SOFR + 2.75%), 6.83%, due 12/7/2026	260,819
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Diversified Telecommunication Services – cont'd
$890,000	Windstream Services LLC, Term Loan B, (1 mo. USD Term SOFR + 4.75%), 8.52%, due 10/1/2031	$894,450 (f)
1,367,151	Zayo Group Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 0.50%, 1 mo. USD Term SOFR + 3.00%), 0.50% – 6.79%, due 3/11/2030	1,314,556 (e)
		13,236,955
Electric Utilities 2.5%
1,583,124	Alpha Generation LLC, Term Loan B, (1 mo. USD Term SOFR + 1.75%), 5.42%, due 9/30/2031	1,580,686
1,579,310	Astoria Energy LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%, 3 mo. USD Term SOFR + 2.25%), 5.92% – 5.92%, due 6/23/2032	1,581,774 (e)
1,541,138	Bayonne Energy Center LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.67%, due 10/1/2032	1,544,343
1,508,167	Cornerstone Generation LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 6.92%, due 8/11/2032	1,518,227
1,491,500	EFS Cogen Holdings I LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.67%, due 10/3/2031	1,489,904
1,010,232	Hill Top Energy Center LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 6.92%, due 6/26/2032	1,010,545
1,565,024	Lackawanna Energy Center LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.67%, due 8/5/2032	1,572,458
	MRP Buyer LLC
1,632,602	Term Loan, (3 mo. USD Term SOFR + 3.25%), 6.92%, due 6/4/2032	1,621,386
125,265	Term Loan, (3 mo. USD Term SOFR + 3.25%), 6.92%, due 6/4/2032	124,405
		12,043,728
Electrical Equipment 1.0%
1,910,412	Arcline FM Holdings LLC, First Lien Term Loan, (3 mo. USD Term SOFR + 2.75%), 6.42%, due 6/23/2030	1,913,106
	Resilience Parent LLC
1,565,000	First Lien Term Loan, (1 mo. USD Term SOFR), due 1/21/2033	1,563,044 (g)(h)
495,000	Second Lien Term Loan, due 1/21/2034	490,050 (f)(g)(h)(j)
1,001,715	WEC U.S. Holdings Ltd., Term Loan, (1 mo. USD Term SOFR + 2.00%), 5.70%, due 1/27/2031	1,000,122
		4,966,322
Electronic Equipment, Instruments & Components 0.7%
2,358,150	Chamberlain Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.42%, due 9/8/2032	2,354,660
1,221,034	Ingram Micro, Inc., Term Loan, (1 mo. USD Term SOFR + 2.25%), 5.92%, due 9/22/2031	1,223,330
		3,577,990
Energy Equipment & Services 0.7%
987,500	Brock Holdings III, Inc., Term Loan B, (3 mo. USD Term SOFR + 5.75%), 9.42%, due 5/2/2030	989,969
1,552,200	Covia Holdings Corp., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.40%, due 2/26/2032	1,550,260
996,004	PG Investment Co. 59 SARL, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.92%, due 3/26/2031	995,297
		3,535,526
Entertainment 1.0%
1,791,485	Creative Artists Agency LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 10/1/2031	1,787,508
1,057,211	EP Purchaser LLC, Term Loan B, (3 mo. USD Term SOFR + 4.50%), 8.44%, due 11/6/2028	645,428
1,527,335	International Entertainment JJCo 3 Ltd., First Lien Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.67%, due 4/29/2032	1,512,061
1,041,883	TKO Worldwide Holdings LLC, Term Loan, (3 mo. USD Term SOFR + 2.00%), 5.87%, due 11/21/2031	1,043,144
		4,988,141
Financial Services 1.1%
1,577,085	BCPE Pequod Buyer, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.42%, due 11/25/2031	1,568,537
1,791,463	GEN II Fund Services LLC, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.42%, due 11/26/2031	1,788,471
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Financial Services – cont'd
$1,700,000	Speed Midco 3 SARL, Term Loan, (6 mo. USD Term SOFR + 2.50%), 6.29%, due 10/7/2032	$1,703,536
		5,060,544
Food Products 2.3%
2,570,000	Froneri Lux Finco SARL, Term Loan B6, (6 mo. USD Term SOFR + 2.25%), 5.88% – 5.88%, due 9/30/2032	2,564,372 (e)
769,129	Max U.S. Bidco, Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 8.67%, due 10/2/2030	627,186
1,149,225	Newly Weds Foods, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 5.92%, due 3/15/2032	1,148,512
1,510,000	Nomad Foods Europe Midco Ltd., Term Loan B, (6 mo. USD Term SOFR + 2.50%), 6.28%, due 10/28/2032	1,509,064
1,550,000	PFI Lower Midco LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), due 12/1/2032	1,552,914
1,391,113	Savor Acquisition, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.67%, due 2/19/2032	1,393,728
992,500	Solina Bidco, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 6.98%, due 3/12/2029	994,981
1,293,508	Wayne Sanderson Farms LLC, Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.68%, due 5/21/2032	1,296,199
		11,086,956
Gas Utilities 0.3%
1,516,031	Natgasoline LLC, Term Loan B, (1 mo. USD Term SOFR + 5.50%), 9.17%, due 3/29/2030	1,510,346
Ground Transportation 0.3%
1,066,880	Kenan Advantage Group, Inc., Term Loan B4, (1 mo. USD Term SOFR + 3.25%), 6.92%, due 1/25/2029	1,055,144
542,169	PODS LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.79%, due 3/31/2028	538,358
		1,593,502
Health Care Equipment & Supplies 1.4%
1,515,880	Auris Luxembourg III SARL, Term Loan B, (6 mo. USD Term SOFR + 3.50%), 7.20%, due 2/28/2029	1,514,940
2,317,758	Bausch & Lomb Corp., Term Loan, (1 mo. USD Term SOFR + 3.75%), 7.42%, due 1/15/2031	2,332,244
1,750,000	Sharp Services LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.67%, due 9/29/2032	1,753,290
1,346,400	Viant Medical Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.00%), 7.67%, due 10/29/2031	1,343,882
		6,944,356
Health Care Providers & Services 6.6%
1,326,034	ADMI Corp., Term Loan B2, (1 mo. USD Term SOFR + 3.38%), 7.16%, due 12/23/2027	1,263,048
1,306,236	Agiliti Health, Inc., Term Loan, (6 mo. USD Term SOFR + 3.00%), 6.58%, due 5/1/2030	1,231,127
1,795,500	Aveanna Healthcare LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 7.42%, due 9/17/2032	1,792,250
1,566,415	CNT Holdings I Corp., Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.17%, due 11/8/2032	1,563,564
689,560	Concentra Health Services, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.67%, due 7/26/2031	689,994
	Ensemble RCM LLC
1,798,000	Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.67%, due 8/1/2029	1,781,152
2,630,000	Term Loan B, (1 mo. USD Term SOFR), due 1/28/2033	2,600,413 (f)(g)(h)
2,100,000	Global Medical Response, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.17%, due 10/1/2032	2,104,851
	Hanger, Inc.
1,398,066	Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.17%, due 10/23/2031	1,400,401
106,604	Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.17%, due 10/23/2031	106,782
1,195,947	Heartland Dental LLC, Term Loan, (1 mo. USD Term SOFR + 3.75%), 7.42%, due 8/25/2032	1,195,122
1,360,194	Help At Home, Inc., Term Loan B, (1 mo. USD Term SOFR + 5.00%), 8.67%, due 9/24/2031	1,223,046
	LifePoint Health, Inc.
1,567,085	Term Loan B1, (3 mo. USD Term SOFR + 3.50%), 7.15%, due 5/19/2031	1,561,867
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Health Care Providers & Services – cont'd
$522,362	First Lien Term Loan B, (3 mo. USD Term SOFR + 3.75%), 7.42%, due 5/19/2031	$521,819
887,416	Medical Solutions Holdings, Inc., First Lien Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.27%, due 11/1/2028	174,155
665,000	National Mentor Holdings, Inc., First Lien Term Loan B, (1 mo. USD Term SOFR + 6.00%), 9.67%, due 12/12/2030	664,355
1,227,951	Raven Acquisition Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.67%, due 11/19/2031	1,214,444
	Sound Inpatient Physicians
842,272	Term Loan, (3 mo. USD Term SOFR + 1.50%, 3 mo. USD Term SOFR + 3.50%), 1.50% – 7.43%, due 6/28/2028	815,597 (e)
129,063	Term Loan, (3 mo. USD Term SOFR + 6.75%), 10.68%, due 6/28/2029	122,448
1,571,000	Southern Veterinary Partners LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 12/4/2031	1,568,879
523,658	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.67%, due 9/27/2030	523,753
	Summit Behavioral Healthcare LLC
2,018,583	Term Loan, (3 mo. USD Term SOFR + 4.25%), 8.18%, due 12/31/2029	1,678,795
272,834	Term Loan, (3 mo. USD Term SOFR + 5.75%), 9.68%, due 12/31/2029	279,655
1,590,672	Team Health Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.50%), 8.17%, due 6/30/2028	1,590,672
	Team Services Group
1,257,300	Term Loan B, (3 mo. USD Term SOFR + 5.25%), 8.92%, due 12/20/2027	1,254,685
462,052	Term Loan, (3 mo. USD Term SOFR + 5.00%), 8.93%, due 12/20/2027	460,897
75,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 9.00%), 12.93%, due 12/18/2028	74,625 (f)
1,470,000	Term Loan B, (1 mo. USD Term SOFR), due 1/31/2033	1,455,300 (g)(h)(j)
1,514,810	TTF Holdings LLC, Term Loan, (6 mo. USD Term SOFR + 3.75%), 7.79%, due 7/18/2031	1,136,107 (f)
		32,049,803
Health Care Technology 2.2%
1,820,499	Athenahealth Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.42%, due 2/15/2029	1,795,085
2,639,020	Cotiviti Corp., Term Loan, (1 mo. USD Term SOFR + 2.75%), 6.45%, due 5/1/2031	2,436,158
3,030,000	Hologic, Inc., Term Loan B, (1 mo. USD Term SOFR), due 1/14/2033	3,006,911 (g)(h)
1,524,434	Imprivata, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.67%, due 12/1/2027	1,522,529
706,834	Waystar Technologies, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.67%, due 10/22/2029	702,416
1,314,917	Zelis Payments Buyer, Inc., Term Loan, (1 mo. USD Term SOFR + 3.25%), 6.92%, due 11/26/2031	1,279,993
		10,743,092
Hotels, Restaurants & Leisure 3.8%
1,315,000	Allwyn Entertainment Financing U.S. LLC, First Lien Term Loan B, (3 mo. USD Term SOFR), due 11/24/2032	1,286,241 (g)(h)
	Alterra Mountain Co.
881,808	Term Loan B9, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 8/17/2028	882,178
1,361,658	Term Loan B8, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 5/31/2030	1,363,360 (f)
1,067,325	Bingo Holdings I LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 8.42%, due 6/30/2032	1,049,095
1,515,000	Catawba Nation Gaming Authority, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 8.42%, due 3/29/2032	1,543,785
638,600	Flutter Financing BV, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 5.67%, due 6/4/2032	635,937
1,668,150	GBT US III LLC, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 5.67%, due 7/25/2031	1,659,676
1,287,000	Golden Entertainment, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 5.92%, due 5/26/2030	1,286,202
1,418,795	GVC Holdings (Gibraltar) Ltd., Term Loan B6, (3 mo. USD Term SOFR + 2.25%), 5.92%, due 10/31/2029	1,415,915
1,542,250	Herschend Entertainment Co. LLC, Term Loan B, (1 mo. USD Term SOFR), due 5/27/2032	1,544,949 (g)(h)
1,250,550	Jack Ohio Finance LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 7.67%, due 2/2/2032	1,239,608
1,549,311	LC AHAB U.S. Bidco LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.67%, due 5/1/2031	1,551,247
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Hotels, Restaurants & Leisure – cont'd
$664,959	Life Time Fitness, Inc., Term Loan, (1 mo. USD Term SOFR + 2.00%), 5.69%, due 11/5/2031	$666,900
1,031,938	OEG Borrower LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.20%, due 6/30/2031	1,033,661
1,077,468	Peninsula Pacific Entertainment LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 8.42%, due 10/1/2032	1,080,162 (f)
		18,238,916
Household Durables 0.8%
2,092,982	Hunter Douglas, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.67%, due 1/20/2032	2,084,694
1,815,000	Weber-Stephen Products LLC, Term Loan B, (3 mo. USD Term SOFR + 3.75%), 7.41%, due 10/1/2032	1,812,731
		3,897,425
Independent Power & Renewable Electricity Producers 1.4%
801,673	Carroll County Energy LLC, Term Loan, (3 mo. USD Term SOFR + 2.75%), 6.42%, due 6/30/2031	806,283
790,666	Compass Power Generation LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.92%, due 4/14/2029	794,026
1,029,025	Eastern Power LLC, Term Loan B, (1 mo. USD Term SOFR + 5.25%), 8.92%, due 4/3/2028	1,031,762
1,017,268	Hamilton Projects Acquiror LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 5/30/2031	1,020,900
	Invenergy Thermal Operating I LLC
1,273,268	Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.41%, due 5/17/2032	1,286,000
80,348	Term Loan C, (3 mo. USD Term SOFR + 2.75%), 6.41%, due 5/17/2032	81,151
793,203	Oregon Clean Energy LLC, First Lien Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.17%, due 7/12/2030	795,186
872,486	Talen Energy Supply LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.35%, due 5/17/2030	872,015
		6,687,323
Insurance 3.4%
	Acrisure LLC
2,320,905	First Lien Term Loan B6, (1 mo. USD Term SOFR + 3.00%), 6.67%, due 11/6/2030	2,312,201
858,200	Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.92%, due 6/21/2032	857,127
2,009,639	Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 9/19/2031	2,002,726
1,949,091	Bella Holding Co. LLC, Term Loan, (1 mo. USD Term SOFR + 3.00%), 6.67%, due 5/10/2028	1,946,655
2,477,806	Broadstreet Partners, Inc., Term Loan B4, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 6/13/2031	2,461,750
2,293,660	Gainwell Acquisition Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.77%, due 10/1/2027	2,186,614
1,134,435	HUB International Ltd., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.92%, due 6/20/2030	1,133,505
1,286,775	Trucordia Insurance Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.92%, due 6/17/2032	1,277,935
1,057,298	Truist Insurance Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.42%, due 5/6/2031	1,053,006
1,114,520	USI, Inc., Term Loan C, (3 mo. USD Term SOFR + 2.25%), 5.92%, due 9/29/2030	1,111,177
		16,342,696
IT Services 1.9%
972,042	Ahead DB Holdings LLC, Term Loan B4, (3 mo. USD Term SOFR + 2.50%), 6.17%, due 2/3/2031	955,333
1,153,372	Fortress Intermediate 3, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.67%, due 6/27/2031	1,130,304 (f)
236,977	GTT Communications, Inc., Term Loan, (3 mo. USD Term SOFR + 14.00%), 14.00%, due 7/15/2031	194,025
	Neptune Bidco U.S., Inc.
859,745	Term Loan B, (3 mo. USD Term SOFR + 5.00%), 8.77%, due 4/11/2029	858,971
1,860,000	Term Loan B, (3 mo. USD Term SOFR), due 1/28/2033	1,828,994 (g)(h)
	Newfold Digital Holdings Group, Inc.
277,897	Term Loan, (1 mo. USD Term SOFR + 3.60%), 7.27%, due 4/30/2029	225,096
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

IT Services – cont'd
$416,845	Term Loan, (1 mo. USD Term SOFR + 3.60%), 7.27%, due 4/30/2029	$224,054
	Rackspace Finance LLC
488,191	First Lien Term Loan, (1 mo. USD Term SOFR + 2.75%), 6.54%, due 5/15/2028	130,469
327,492	First Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 10.04%, due 5/15/2028	322,888
388,490	Redstone Holdco 2 LP, Term Loan, (3 mo. USD Term SOFR), due 4/27/2028	135,971 (f)
2,345,600	Sedgwick Claims Management Services, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 7/31/2031	2,334,975
897,433	World Wide Technology Holding Co. LLC, Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.67%, due 3/1/2030	899,677 (f)
		9,240,757
Leisure Products 0.2%
1,042,105	SRAM LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%, 6 mo. USD Term SOFR + 2.25%), 5.92%–5.95%, due 2/27/2032	1,042,105 (e)(f)
Life Sciences Tools & Services 0.4%
2,106,259	Parexel International Corp., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.42%, due 12/12/2031	2,104,510
Machinery 3.6%
250,000	American Trailer World Corp., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 7.52%, due 3/3/2028	223,465
1,581,038	Astro Acquisition LLC, Term Loan B, (6 mo. USD Term SOFR + 3.25%), 7.12%, due 8/30/2032	1,583,014
1,519,752	Barnes Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 1/27/2032	1,518,400
1,775,000	Columbus McKinnon Corp., Term Loan B, (1 mo. USD Term SOFR), due 1/21/2033	1,761,687 (g)(h)
1,607,820	Crown Equipment Corp., First Lien Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.67%, due 10/10/2031	1,610,504
1,115,917	EMRLD Borrower LP, Term Loan B, (6 mo. USD Term SOFR + 2.25%), 6.12%, due 8/4/2031	1,113,831
	Engineered Machinery Holdings, Inc.
560,792	Second Lien Term Loan, (3 mo. USD Term SOFR + 6.00%), 9.93%, due 5/21/2029	563,596 (f)
1,700,899	Term Loan, (3 mo. USD Term SOFR + 3.25%), 6.92%, due 11/26/2032	1,706,359
890,728	Illuminate Buyer LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 12/31/2029	891,147
1,556,395	LSF11 Trinity Bidco, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 6/14/2030	1,557,375
1,815,000	LSF12 Helix Parent LLC, Term Loan B, (1 mo. USD Term SOFR), due 1/21/2033	1,808,194 (g)(h)
997,189	Madison IAQ LLC, Term Loan, (6 mo. USD Term SOFR + 2.50%), 6.13%, due 6/21/2028	996,571
1,296,492	TK Elevator Midco GmbH, Term Loan B, (6 mo. USD Term SOFR + 2.75%), 6.38%, due 4/30/2030	1,298,696
840,000	Vector WP Holdco, Inc., Term Loan B, (1 mo. USD Term SOFR + 5.00%), 8.79%, due 10/12/2028	787,500
		17,420,339
Media 1.5%
1,518,525	ABG Intermediate Holdings 2 LLC, Term Loan, (1 mo. USD Term SOFR + 2.25%), 5.92%, due 2/13/2032	1,512,451
1,038,011	Charter Communications Operating LLC, Term Loan B5, (3 mo. USD Term SOFR + 2.25%), 5.91%, due 12/15/2031	1,036,246
1,601,874	CMG Media Corp., Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.27%, due 6/18/2029	1,493,747
765,000	Cogeco Communications Finance (USA) LP, Term Loan B, (1 mo. USD Term SOFR), due 9/1/2028	726,987 (g)(h)
765,000	Eagle Broadband Investments LLC, Term Loan, (3 mo. USD Term SOFR), due 11/12/2027	727,232 (g)(h)
1,516,200	Wasserman Media Group LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 6/23/2032	1,514,305 (f)
		7,010,968
Metals & Mining 0.7%
746,603	Arsenal AIC Parent LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.42%, due 8/19/2030	747,305
1,676,763	SCIH Salt Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.52%, due 1/31/2029	1,676,763
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Metals & Mining – cont'd
$1,080,563	Trulite Holding Corp., Term Loan, (3 mo. USD Term SOFR + 6.00%), 9.66%, due 3/1/2030	$1,048,145 (f)
		3,472,213
Mortgage Real Estate Investment Trusts 0.6%
1,308,425	Apollo Commercial Real Estate Finance, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.93%, due 6/13/2030	1,306,789
	Blackstone Mortgage Trust, Inc.
245,939	Term Loan B4, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 5/9/2029	245,632
1,111,614	Term Loan, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 12/10/2030	1,110,224
		2,662,645
Oil, Gas & Consumable Fuels 5.6%
625,384	AL GCX Fund VIII Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.67%, due 1/30/2032	625,384
1,699,607	AL NGPL Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.90%, due 12/9/2030	1,701,018
	BCP Renaissance Parent LLC
1,486,896	Term Loan B3, (3 mo. USD Term SOFR + 2.50%), 6.17%, due 10/31/2028	1,480,577
1,560,000	Term Loan B, (3 mo. USD Term SOFR), due 10/31/2031	1,553,370 (g)(h)
1,675,800	Blackfin Pipeline LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.67%, due 9/29/2032	1,685,570
756,677	Brazos Delaware II LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 2/11/2030	756,359
1,484,969	CPPIB OVM Member U.S. LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.17%, due 8/20/2031	1,484,702
1,645,000	Deep Blue Operating I LLC, Term Loan, (1 mo. USD Term SOFR + 2.75%), 6.44%, due 10/1/2032	1,648,093
1,329,921	EMG Utica LLC, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.67%, due 4/1/2030	1,333,245 (f)
	Freeport LNG Investments LLLP
1,159,435	Term Loan B, (3 mo. USD Term SOFR + 3.25%), 6.92%, due 12/21/2028	1,159,435
1,910,000	Term Loan B, (3 mo. USD Term SOFR), due 1/29/2033	1,902,837 (g)(h)
1,368,710	ITT Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.67%, due 10/11/2030	1,366,574
1,495,283	M6 ETX Holdings II Midco LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 4/1/2032	1,494,655
1,483,673	New Fortress Energy, Inc., Term Loan B, (3 mo. USD Term SOFR + 5.50%), 9.24%, due 10/30/2028	576,778 (i)
805,253	NGL Energy Partners LP, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.17%, due 2/3/2031	809,392
1,578,991	Oryx Midstream Services Permian Basin LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 5.92%, due 10/5/2028	1,578,548
1,180,024	Prairie ECI Acquiror LP, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 7.42%, due 8/1/2029	1,179,776
1,576,413	Rockpoint Gas Storage Partners LP, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.17%, due 9/18/2031	1,577,643
1,907,402	Traverse Midstream Partners LLC, Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.17%, due 2/16/2028	1,907,402
1,536,150	Whitewater Matterhorn Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.94%, due 6/16/2032	1,529,191
		27,350,549
Passenger Airlines 0.6%
1,369,650	American Airlines, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 6.92%, due 5/28/2032	1,371,020
1,584,000	Vista Management Holding, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.75%), 7.41%, due 4/1/2031	1,585,980
		2,957,000
Personal Care Products 0.3%
1,226,925	Nourish Buyer I, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.67%, due 7/9/2032	1,225,907
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Pharmaceuticals 1.7%
$1,590,000	ACP Tara Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 6.97%, due 12/15/2032	$1,595,962 (f)
1,710,000	Alkermes, Inc., Term Loan B, (1 mo. USD Term SOFR), due 1/28/2031	1,714,275 (f)(g)(h)
2,615,347	Bausch Health Cos., Inc., Term Loan B, (1 mo. USD Term SOFR + 6.25%), 9.92%, due 10/8/2030	2,546,982
2,284,275	Opal Bidco SAS, Term Loan B4, (3 mo. USD Term SOFR + 3.00%), 6.69%, due 4/28/2032	2,282,859
		8,140,078
Professional Services 2.7%
1,881,401	AAL Delaware Holdco, Inc., Term Loan, (1 mo. USD Term SOFR + 2.75%), 6.42%, due 7/30/2031	1,880,817
1,341,638	Berkeley Research Group LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 6.92%, due 5/1/2032	1,337,559
727,498	CohnReznick LLP, Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.17%, due 3/31/2032	724,770
1,543,726	Eisner Advisory Group LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 7.67%, due 2/28/2031	1,548,141
1,348,300	Element Materials Technology Group U.S. Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 3.68%), 7.35%, due 7/6/2029	1,350,552
2,062,150	EOC Borrower LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.42%, due 3/24/2032	2,060,603
535,872	First Advantage Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.42%, due 10/31/2031	514,774
289,334	Genuine Financial Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.92%, due 9/27/2030	259,767
1,586,609	Ryan LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.17%, due 11/5/2032	1,561,318
1,217,143	Salas O'brien, Inc., Term Loan, (1 mo. USD Term SOFR), due 1/29/2033	1,217,143 (g)(h)
375,000	Tempo Acquisition LLC, Term Loan B, (1 mo. USD Term SOFR), due 8/31/2028	343,073 (g)(h)
		12,798,517
Real Estate Management & Development 0.4%
1,691,377	Greystar Real Estate Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.32%, due 8/21/2030	1,695,605 (f)
Software 9.1%
	Applied Systems, Inc.
842,239	First Lien Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.17%, due 2/24/2031	834,735
500,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 4.50%), 8.17%, due 2/23/2032	504,610
1,771,111	Avalara, Inc., Term Loan, (3 mo. USD Term SOFR + 2.75%), 6.42%, due 3/26/2032	1,732,731
1,011,313	Bending Spoons U.S., Inc., Term Loan B, (1 mo. USD Term SOFR + 5.88%), 9.55%, due 3/7/2031	973,388
695,000	Calabrio, Inc., Term Loan, (3 mo. USD Term SOFR + 4.00%), 7.84%, due 11/26/2032	636,794 (f)
339,888	Cast & Crew Payroll LLC, Term Loan, (3 mo. USD Term SOFR + 3.75%), 7.42%, due 12/29/2028	209,371
875,449	Central Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 6.92%, due 7/6/2029	698,486
876,642	Cloudera, Inc., Term Loan, (1 mo. USD Term SOFR + 3.75%), 7.52%, due 10/8/2028	749,529
1,236,215	ConnectWise LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.43%, due 9/29/2028	1,188,831
763,962	Constant Contact, Inc., Term Loan, (3 mo. USD Term SOFR + 4.00%), 7.93%, due 2/10/2028	714,938
	Darktrace PLC
1,399,425	First Lien Term Loan, (3 mo. USD Term SOFR + 3.25%), 6.90%, due 10/9/2031	1,360,941
470,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 5.25%), 8.90%, due 10/9/2032	463,147
2,195,000	Dayforce, Inc., Term Loan, (1 mo. USD Term SOFR), due 8/20/2032	2,129,150 (g)(h)
	Ellucian Holdings, Inc.
1,258,108	First Lien Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 10/8/2029	1,242,696
470,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 4.75%), 8.42%, due 11/22/2032	458,838
1,485,000	Entrata, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.67%, due 9/30/2032	1,477,575 (f)
1,545,438	Epicor Software Corp., Term Loan F, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 5/30/2031	1,532,889
763,811	Foundational Education Group, Inc., First Lien Term Loan, (3 mo. USD Term SOFR + 3.75%), 7.68%, due 8/31/2028	697,359
1,814,864	Genesys Cloud Services Holdings II LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 1/30/2032	1,771,761
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Software – cont'd
$1,610,000	IGT Holding IV AB, Term Loan B5, (3 mo. USD Term SOFR + 3.00%), 6.67%, due 9/1/2031	$1,589,875
1,572,110	Instructure Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 2.75%), 6.41%, due 11/13/2031	1,544,598
	Ivanti Software, Inc.
704,966	First Lien Term Loan, (3 mo. USD Term SOFR + 4.75%), 8.64%, due 6/1/2029	545,249
124,200	Term Loan, (3 mo. USD Term SOFR + 5.75%), 9.64%, due 6/1/2029	126,063
	Javelin Buyer, Inc.
1,106,651	Term Loan, (3 mo. USD Term SOFR + 2.75%), 6.42%, due 12/5/2031	1,081,752
225,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 5.00%), 8.82%, due 12/6/2032	220,500 (f)
	Kaseya, Inc.
1,632,663	First Lien Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.67%, due 3/20/2032	1,569,397
540,000	Second Lien Term Loan B, (1 mo. USD Term SOFR + 5.00%), 8.67%, due 3/18/2033	517,050
521,758	McAfee LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.67%, due 3/1/2029	460,452
	MH Sub I LLC
1,472,940	Term Loan, (1 mo. USD Term SOFR + 4.25%), 7.92%, due 5/3/2028	1,331,965
1,418,388	Term Loan B4, (1 mo. USD Term SOFR + 4.25%), 7.92%, due 12/31/2031	1,157,759
1,925,000	Ping Identity Corp., Term Loan, (3 mo. USD Term SOFR + 2.75%), 6.59%, due 11/15/2032	1,906,558
762,260	Project Alpha Intermediate Holding, Inc., Second Lien Term Loan, (3 mo. USD Term SOFR + 5.00%), 8.67%, due 5/9/2033	602,185 (f)
428,853	Project Leopard Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 5.25%), 9.02%, due 7/20/2029	327,939
2,124,594	Proofpoint, Inc., Term Loan, (3 mo. USD Term SOFR + 3.00%), 6.67%, due 8/31/2028	2,107,342
1,576,719	RealPage, Inc., Term Loan, (3 mo. USD Term SOFR + 3.75%), 7.42%, due 4/24/2028	1,560,385
1,465,000	Relativity ODA LLC, Term Loan B, (1 mo. USD Term SOFR), due 1/14/2033	1,452,181 (g)(h)
761,188	Shift4 Payments LLC, Term Loan B, (3 mo. USD Term SOFR + 2.00%), due 7/3/2032	764,993
1,865,274	Surf Holdings LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.29%, due 3/5/2027	1,846,621
784,167	UKG, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.17%, due 2/10/2031	763,583
	Vision Solutions, Inc.
1,427,679	Term Loan, (3 mo. USD Term SOFR + 4.00%), 7.93%, due 4/24/2028	1,203,533
835,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.25%), 11.18%, due 4/23/2029	674,262
1,534,548	VS Buyer LLC, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.92%, due 4/12/2031	1,515,367
		44,247,378
Specialized REITs 0.2%
1,005,000	Windstream Services LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 7.67%, due 10/6/2032	1,005,000 (f)
Specialty Retail 2.4%
2,193,265	Great Outdoors Group LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.92%, due 1/23/2032	2,190,523
1,831,163	Mavis Tire Express Services Corp., Term Loan, (1 mo. USD Term SOFR + 3.00%), 6.67%, due 5/4/2028	1,830,101
990,000	Men's Wearhouse, Inc., Term Loan B, (1 mo. USD Term SOFR), due 1/22/2031	989,178 (g)(h)
1,531,979	Michaels Cos., Inc., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.18%, due 4/17/2028	1,516,154
	Petco Health & Wellness Co., Inc.
1,372,819	Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.18%, due 3/3/2028	1,369,223
1,525,000	Term Loan B, (1 mo. USD Term SOFR), due 1/22/2031	1,488,781 (g)(h)
1,980,000	PetSmart, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.00%), 7.67%, due 8/18/2032	1,977,030
250,000	Staples, Inc., Term Loan B, (3 mo. USD Term SOFR), due 9/4/2029	238,265 (g)(h)
		11,599,255
Technology Hardware, Storage & Peripherals 0.6%
1,630,000	Spectris PLC, Term Loan, (3 mo. USD Term SOFR + 2.75%), 6.60%, due 9/30/2032	1,631,027
1,258,333	Viavi Solutions, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.17%, due 10/16/2032	1,257,289
		2,888,316
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Trading Companies & Distributors 3.2%
$1,338,070	Azorra Soar TLB Finance Ltd., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.47%, due 10/18/2029	$1,343,088
1,834,472	Barentz International BV, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.02%, due 3/3/2031	1,787,088
1,903,827	BCPE Empire Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.92%, due 12/11/2030	1,892,728
1,714,463	CD&R Hydra Buyer, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.00%), 7.77%, due 3/25/2031	1,706,970
1,557,877	Fluid-Flow Products, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.92%, due 3/31/2028	1,558,532
1,328,188	Johnstone Supply LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.18%, due 6/9/2031	1,327,271
1,601,956	PEARLS (Netherlands) Bidco BV, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 6.92%, due 2/26/2029	1,367,670
1,852,750	Veritiv Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.67%, due 12/2/2030	1,811,063
2,565,391	White Cap Buyer LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.92%, due 10/19/2029	2,557,387
		15,351,797
Transportation Infrastructure 1.1%
	Brown Group Holding LLC
998,119	Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 7/1/2031	998,868
1,594,755	Term Loan B2, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 6.17% – 6.32%, due 7/1/2031	1,593,766 (e)
1,568,536	KKR Apple Bidco LLC, Term Loan, (1 mo. USD Term SOFR + 2.50%), 6.17%, due 9/23/2031	1,568,176
1,101,386	Radar Bidco SARL, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 6.90%, due 4/4/2031	1,101,848
		5,262,658
Total Loan Assignments (Cost $458,894,187)		451,026,068
Number of Shares

Common Stocks 0.3%
Commercial Services 0.1%
45,996	Envision Healthcare Corp.	689,940 *
Diversified Telecommunication Services 0.1%
20,026	Luxco Co. Ltd.	376,909 *
Energy Equipment & Services 0.1%
44,476	Brock Holdings III, Inc.	619,106 *#(f)(j)
IT Services 0.0%‡
4,020	Riverbed Technology, Inc.	40 *(f)
Total Common Stocks (Cost $1,385,334)		1,685,995
Short-Term Investments 6.6%
Investment Companies 6.6%
32,178,507	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.65%(k) (Cost $32,178,507)	32,178,507
Total Investments 103.6% (Cost $510,575,135)		502,609,364
Liabilities Less Other Assets (3.6)%		(17,448,278)(l)
Net Assets 100.0%		$485,161,086

‡	Represents less than 0.05% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2026, these securities amounted to $16,146,592, which represents 3.3% of net assets of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2026 and changes periodically.
(c)	When-issued security. Total value of all such securities at January 31, 2026 amounted to $700,000, which represents 0.1% of net assets of the Fund.
(d)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2026 amounted to $1,572,202, which represents 0.3% of net assets of the
Fund.

(e)	The stated interest rates represent the range of rates at January 31, 2026 of the underlying contracts within the Loan Assignment.
(f)	Value determined using significant unobservable inputs.
(g)	All or a portion of this security was purchased on a delayed delivery basis.
(h)	All or a portion of this security had not settled as of January 31, 2026 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(i)	Defaulted security.
(j)
Security fair valued as of January 31, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2026 amounted to $2,564,456, which represents
0.5% of net assets of the Fund.

(k)	Represents 7-day effective yield as of January 31, 2026.
(l)	As of January 31, 2026, the value of unfunded loan commitments was $2,047,075 for the Fund (see Notes to Schedule of Investments).
#  This security is subject to restrictions on resale. Total value of all such securities at January 31, 2026 amounted to $619,106, which represents 0.1% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 1/31/2026	Fair Value Percentage of Net Assets as of 1/31/2026
Brock Holdings III, Inc.	1/22/2024	$536,582	$619,106	0.1%
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$415,704,812	85.7%
Cayman Islands	9,427,946	1.9%
United Kingdom	7,533,926	1.6%
Canada	5,673,658	1.2%
Luxembourg	5,559,693	1.1%
Netherlands	5,132,745	1.1%
France	3,732,221	0.8%
Sweden	3,407,921	0.7%
Germany	2,833,109	0.6%
Hong Kong	2,032,763	0.4%
Jersey	2,006,782	0.4%
Spain	1,816,143	0.4%
Denmark	1,514,940	0.3%
Switzerland	1,279,636	0.3%
Finland	1,205,675	0.2%
Australia	932,950	0.2%
Ireland	635,937	0.1%
Short-Term Investments and Other Liabilities—Net	14,730,229	3.0%
	$485,161,086	100.0%
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Asset-Backed Securities#	$—	$10,091,640	$—	$10,091,640
Corporate Bonds#	—	7,627,154	—	7,627,154
Loan Assignments
Capital Markets	—	17,484,687	2,009,436	19,494,123
Chemicals	—	7,168,190	2,395,589	9,563,779
Communications Equipment	—	1,572,801	730,756	2,303,557
Containers & Packaging	—	17,485,755	110,049	17,595,804
Diversified Financial Services	—	—	932,950	932,950
Diversified Telecommunication Services	—	12,342,505	894,450	13,236,955
Electrical Equipment	—	4,476,272	490,050	4,966,322
Health Care Providers & Services	—	28,238,658	3,811,145	32,049,803
Hotels, Restaurants & Leisure	—	15,795,394	2,443,522	18,238,916
IT Services	—	7,074,805	2,165,952	9,240,757
Leisure Products	—	—	1,042,105	1,042,105
Machinery	—	16,856,743	563,596	17,420,339
Media	—	5,496,663	1,514,305	7,010,968
Metals & Mining	—	2,424,068	1,048,145	3,472,213
Oil, Gas & Consumable Fuels	—	26,017,304	1,333,245	27,350,549
Pharmaceuticals	—	4,829,841	3,310,237	8,140,078
Real Estate Management & Development	—	—	1,695,605	1,695,605
Software	—	41,310,324	2,937,054	44,247,378
Specialized REITs	—	—	1,005,000	1,005,000
Other Loan Assignments#	—	212,018,867	—	212,018,867
Total Loan Assignments	—	420,592,877	30,433,191	451,026,068
Common Stocks
Energy Equipment & Services	—	—	619,106	619,106
IT Services	—	—	40	40
Other Common Stocks#	—	1,066,849	—	1,066,849
Total Common Stocks	—	1,066,849	619,146	1,685,995
Short-Term Investments	—	32,178,507	—	32,178,507
Total Investments	$—	$471,557,027	$31,052,337	$502,609,364

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2026
Investments in Securities:
Loan Assignments(1)(2)(3)(4)	$45,406	$35	$25	$(338)	$9,229	$(10,260)	$8,239	$(21,903)	$30,433	$(281)
Common Stocks(1)(4)	619	—	—	—	—	—	—	—	619	—
Total	$46,025	$35	$25	$(338)	$9,229	$(10,260)	$8,239	$(21,903)	$31,052	$(281)
(1) Includes securities categorized as Level 3 that were valued using a single quotation obtained from a dealer.
(2) Includes securities that at January 31, 2026, were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

(3) Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers into of Level 3 were attributable to observable market data becoming unavailable for those securities.Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

(4) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 1/31/2026	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$619,106	Market Approach	Enterprise value/ EBITDA multiple (EV/EBITDA)	9.1x	9.1x	Increase
Loan Assignments	490,050	Market Approach	Transaction Price	$99.00	$99.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)
January 31, 2026

Principal Amount		Value
Asset-Backed Securities 1.1%
Other 1.1%
$1,000,000	Ballyrock CLO 28 Ltd., Series 2024-28A, Class D, (3 mo. USD Term SOFR + 5.00%), 8.67%, due 1/20/2038	$1,009,505 (a)(b)
1,500,000	Ballyrock CLO Ltd., Series 2020-2A, Class CR, (3 mo. USD Term SOFR + 3.21%), 6.88%, due 10/20/2031	1,507,114 (a)(b)
500,000	Oaktree CLO Ltd., Series 2024-25A, Class E, (3 mo. USD Term SOFR + 6.59%), 10.26%, due 4/20/2037	502,024 (a)(b)
1,400,000	Symphony CLO 42 Ltd., Series 2024-42A, Class E, (3 mo. USD Term SOFR + 6.75%), 10.42%, due 4/17/2037	1,415,773 (a)(b)
1,000,000	Symphony CLO 44 Ltd., Series 2024-44A, Class D, (3 mo. USD Term SOFR + 3.20%), 6.87%, due 7/14/2037	1,007,187 (a)(b)
Total Asset-Backed Securities (Cost $5,401,450)		5,441,603

Corporate Bonds 93.7%
Advertising 1.4%
Clear Channel Outdoor Holdings, Inc.
335,000	7.75%, due 4/15/2028	335,105 (a)
340,000	7.50%, due 6/1/2029	336,437 (a)
1,010,000	7.88%, due 4/1/2030	1,063,396 (a)
700,000	7.13%, due 2/15/2031	729,962 (a)
700,000	7.50%, due 3/15/2033	743,776 (a)
515,000	CMG Media Corp., 8.88%, due 6/18/2029	446,160 (a)
Neptune Bidco U.S., Inc.
1,680,000	9.29%, due 4/15/2029	1,725,034 (a)
445,000	10.38%, due 5/15/2031	470,495 (a)
715,000	9.50%, due 2/15/2033	728,060 (a)
6,578,425
Aerospace & Defense 1.9%
1,400,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	1,448,988 (a)
Bombardier, Inc.
940,000	7.25%, due 7/1/2031	997,964 (a)
850,000	7.00%, due 6/1/2032	892,261 (a)
470,000	6.75%, due 6/15/2033	493,684 (a)
1,400,000	Goat Holdco LLC, 6.75%, due 2/1/2032	1,437,832 (a)
TransDigm, Inc.
950,000	6.38%, due 3/1/2029	976,909 (a)
1,030,000	6.63%, due 3/1/2032	1,064,992 (a)
740,000	6.38%, due 5/31/2033	753,329 (a)
1,090,000	6.75%, due 1/31/2034	1,128,168 (a)
9,194,127
Airlines 0.1%
500,000	United Airlines Holdings, Inc., 5.38%, due 3/1/2031	504,966 (c)
Apparel 0.8%
1,227,831	Beach Acquisition Bidco LLC, 10.00% Cash/10.75% PIK, due 7/15/2033	1,351,032 (a)(d)
675,000	Champ Acquisition Corp., 8.38%, due 12/1/2031	719,695 (a)
1,025,000	S&S Holdings LLC, 8.38%, due 10/1/2031	977,271 (a)
820,000	VF Corp., 2.95%, due 4/23/2030	747,937
3,795,935
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Auto Manufacturers 0.7%
$955,000	Allison Transmission, Inc., 5.88%, due 12/1/2033	$968,518 (a)
Nissan Motor Acceptance Co. LLC
290,000	7.05%, due 9/15/2028	300,695 (a)
240,000	5.63%, due 9/29/2028	240,823 (a)
115,000	5.55%, due 9/13/2029	114,319 (a)
200,000	6.13%, due 9/30/2030	199,445 (a)
Nissan Motor Co. Ltd.
375,000	7.50%, due 7/17/2030	393,740 (a)
850,000	4.81%, due 9/17/2030	802,438 (a)
195,000	7.75%, due 7/17/2032	205,798 (a)
180,000	8.13%, due 7/17/2035	192,226 (a)
3,418,002
Auto Parts & Equipment 1.9%
2,155,000	Clarios Global LP/Clarios U.S. Finance Co., 6.75%, due 9/15/2032	2,230,490 (a)
795,000	Dornoch Debt Merger Sub, Inc., 6.63%, due 10/15/2029	707,910 (a)
1,540,000	Forvia SE, 6.75%, due 9/15/2033	1,579,025 (a)
Goodyear Tire & Rubber Co.
220,000	5.00%, due 7/15/2029	215,453
285,000	5.25%, due 7/15/2031	271,453
165,000	5.63%, due 4/30/2033	157,308
IHO Verwaltungs GmbH
1,020,000	7.75% Cash/8.50% PIK, due 11/15/2030	1,072,343 (a)(d)
115,000	8.00% Cash/8.75% PIK, due 11/15/2032	122,558 (a)(d)
ZF North America Capital, Inc.
540,000	6.88%, due 4/14/2028	557,547 (a)
610,000	6.75%, due 4/23/2030	611,607 (a)
520,000	7.50%, due 3/24/2031	532,994 (a)
1,060,000	6.88%, due 4/23/2032	1,056,993 (a)
9,115,681
Banks 0.2%
1,065,000	Walker & Dunlop, Inc., 6.63%, due 4/1/2033	1,091,713 (a)
Biotechnology 0.2%
245,000	BioMarin Pharmaceutical, Inc., 5.50%, due 2/15/2034	245,679 (a)(c)
Genmab AS/Genmab Finance LLC
570,000	6.25%, due 12/15/2032	584,272 (a)
380,000	7.25%, due 12/15/2033	402,176 (a)
1,232,127
Building Materials 3.3%
Builders FirstSource, Inc.
945,000	6.38%, due 3/1/2034	977,771 (a)
1,100,000	6.75%, due 5/15/2035	1,155,692 (a)
415,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	322,602 (a)
500,000	Cornerstone Building Brands, Inc., 9.50%, due 8/15/2029	377,674 (a)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
1,140,000	6.63%, due 12/15/2030	1,179,988 (a)
1,075,000	6.75%, due 7/15/2031	1,127,846 (a)
Jeld-Wen, Inc.
845,000	4.88%, due 12/15/2027	742,586 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Building Materials – cont'd
$650,000	7.00%, due 9/1/2032	$407,143 (a)
JH North America Holdings, Inc.
455,000	5.88%, due 1/31/2031	462,748 (a)
600,000	6.13%, due 7/31/2032	611,348 (a)
1,140,000	Knife River Corp., 7.75%, due 5/1/2031	1,187,025 (a)
875,000	Masterbrand, Inc., 7.00%, due 7/15/2032	907,398 (a)
345,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, due 4/1/2032	354,337 (a)
1,040,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	1,010,350 (a)
2,300,000	Quikrete Holdings, Inc., 6.38%, due 3/1/2032	2,385,311 (a)
Standard Building Solutions, Inc.
920,000	6.50%, due 8/15/2032	948,646 (a)
1,735,000	6.25%, due 8/1/2033	1,773,442 (a)
160,000	5.88%, due 3/15/2034	159,844 (a)
16,091,751
Chemicals 2.5%
555,000	Ashland, Inc., 6.88%, due 5/15/2043	586,613
1,275,000	Axalta Coating Systems Dutch Holding B BV, 7.25%, due 2/15/2031	1,341,880 (a)
Celanese U.S. Holdings LLC
605,000	7.05%, due 11/15/2030	640,060 (e)
285,000	7.00%, due 2/15/2031	291,519
300,000	7.38%, due 7/15/2032	312,987
290,000	7.20%, due 11/15/2033	306,793 (e)
300,000	7.38%, due 2/15/2034	305,275
1,005,000	Inversion Escrow Issuer LLC, 6.75%, due 8/1/2032	995,448 (a)
Olympus Water U.S. Holding Corp.
2,005,000	6.25%, due 10/1/2029	1,961,934 (a)
340,000	7.25%, due 6/15/2031	348,516 (a)
335,000	7.25%, due 2/15/2033	333,696 (a)
1,600,000	SCIH Salt Holdings, Inc., 6.63%, due 5/1/2029	1,599,212 (a)
WR Grace Holdings LLC
1,120,000	5.63%, due 8/15/2029	1,070,361 (a)
1,075,000	7.38%, due 3/1/2031	1,097,298 (a)
1,080,000	6.63%, due 8/15/2032	1,074,034 (a)
12,265,626
Commercial Services 6.3%
1,300,000	ADT Security Corp., 5.88%, due 10/15/2033	1,317,874 (a)
1,380,000	Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, due 5/21/2030	1,438,322 (a)
1,405,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	1,478,654 (a)
Allied Universal Holdco LLC/Allied Universal Finance Corp.
1,375,000	6.00%, due 6/1/2029	1,363,319 (a)
640,000	6.88%, due 6/15/2030	664,644 (a)
Block, Inc.
400,000	5.63%, due 8/15/2030	407,137 (a)
2,025,000	6.50%, due 5/15/2032	2,103,881
400,000	6.00%, due 8/15/2033	408,593 (a)
905,000	Champions Financing, Inc., 8.75%, due 2/15/2029	877,909 (a)
1,715,000	EquipmentShare.com, Inc., 8.00%, due 3/15/2033	1,808,982 (a)
Garda World Security Corp.
940,000	6.00%, due 6/1/2029	924,951 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Services – cont'd
$605,000	6.50%, due 1/15/2031	$620,163 (a)
980,000	8.25%, due 8/1/2032	1,001,428 (a)
1,010,000	8.38%, due 11/15/2032	1,036,933 (a)
Herc Holdings, Inc.
1,335,000	7.00%, due 6/15/2030	1,401,167 (a)
335,000	5.75%, due 3/15/2031	337,378 (a)
1,679,000	7.25%, due 6/15/2033	1,776,904 (a)
420,000	6.00%, due 3/15/2034	422,129 (a)
675,000	Mavis Tire Express Services Topco Corp., 6.50%, due 5/15/2029	673,675 (a)
890,000	Raven Acquisition Holdings LLC, 6.88%, due 11/15/2031	891,891 (a)
650,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 8/15/2032	663,125 (a)
1,335,000	United Rentals North America, Inc., 5.38%, due 11/15/2033	1,334,215 (a)
1,445,000	Veritiv Operating Co., 10.50%, due 11/30/2030	1,547,229 (a)
1,698,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	1,669,633 (a)
1,930,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	2,029,295 (a)
Williams Scotsman, Inc.
660,000	6.63%, due 6/15/2029	682,348 (a)
295,000	6.63%, due 4/15/2030	305,653 (a)
1,004,000	7.38%, due 10/1/2031	1,046,763 (a)
30,234,195
Computers 1.1%
1,855,000	Amentum Holdings, Inc., 7.25%, due 8/1/2032	1,954,842 (a)
840,000	CACI International, Inc., 6.38%, due 6/15/2033	871,531 (a)
1,405,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	1,431,182 (a)
860,000	Science Applications International Corp., 5.88%, due 11/1/2033	866,766 (a)
5,124,321
Cosmetics - Personal Care 0.3%
1,255,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, due 1/15/2031	1,270,290 (a)
Distribution - Wholesale 1.0%
1,115,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	1,113,217 (a)
500,000	Gates Corp., 6.88%, due 7/1/2029	519,767 (a)
1,195,000	Resideo Funding, Inc., 6.50%, due 7/15/2032	1,213,834 (a)
1,810,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	1,907,266 (a)
4,754,084
Diversified Financial Services 5.5%
Azorra Finance Ltd.
1,165,000	7.75%, due 4/15/2030	1,226,034 (a)
485,000	7.25%, due 1/15/2031	507,959 (a)
CrossCountry Intermediate HoldCo LLC
1,145,000	6.50%, due 10/1/2030	1,162,164 (a)
545,000	6.75%, due 12/1/2032	549,481 (a)
945,000	Focus Financial Partners LLC, 6.75%, due 9/15/2031	967,425 (a)
710,000	Freedom Mortgage Holdings LLC, 8.38%, due 4/1/2032	742,717 (a)
1,075,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	1,112,766 (a)
Jane Street Group/JSG Finance, Inc.
635,000	7.13%, due 4/30/2031	667,647 (a)
615,000	6.13%, due 11/1/2032	626,382 (a)
415,000	6.75%, due 5/1/2033	431,658 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Diversified Financial Services – cont'd
Navient Corp.
$1,075,000	5.50%, due 3/15/2029	$1,051,458
760,000	7.88%, due 6/15/2032	767,084
OneMain Finance Corp.
1,485,000	6.63%, due 5/15/2029	1,530,704
1,315,000	6.13%, due 5/15/2030	1,340,504
160,000	7.50%, due 5/15/2031	167,735
600,000	7.13%, due 11/15/2031	621,737
620,000	6.75%, due 3/15/2032	633,668
415,000	7.13%, due 9/15/2032	429,774
460,000	6.50%, due 3/15/2033	462,357
150,000	6.75%, due 9/15/2033	151,663
PennyMac Financial Services, Inc.
705,000	7.13%, due 11/15/2030	727,839 (a)
945,000	5.75%, due 9/15/2031	933,244 (a)
500,000	6.88%, due 5/15/2032	510,979 (a)
1,160,000	6.88%, due 2/15/2033	1,183,212 (a)
50,000	6.75%, due 2/15/2034	50,457 (a)
1,310,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	1,374,059 (a)
Rocket Cos., Inc.
450,000	6.50%, due 8/1/2029	462,879 (a)
565,000	6.13%, due 8/1/2030	578,452 (a)
145,000	7.13%, due 2/1/2032	151,523 (a)
605,000	6.38%, due 8/1/2033	627,664 (a)
1,065,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, due 10/15/2033	977,914 (a)
1,480,000	SLM Corp., 6.50%, due 1/31/2030	1,527,154
UWM Holdings LLC
880,000	6.63%, due 2/1/2030	887,598 (a)
145,000	6.25%, due 3/15/2031	144,084 (a)
960,000	Velocity Commercial Capital LLC, 9.38%, due 2/15/2031	974,400 (a)
26,262,375
Electric 4.6%
Alpha Generation LLC
1,840,000	6.75%, due 10/15/2032	1,907,716 (a)
1,100,000	6.25%, due 1/15/2034	1,107,138 (a)
840,000	Clearway Energy Operating LLC, 5.75%, due 1/15/2034	843,062 (a)
1,150,000	Hawaiian Electric Co., Inc., 6.00%, due 10/1/2033	1,167,493 (a)
1,764,000	Lightning Power LLC, 7.25%, due 8/15/2032	1,877,591 (a)
NRG Energy, Inc.
1,070,000	10.25%, due 3/15/2028	1,178,328 (a)(f)(g)
790,000	6.00%, due 2/1/2033	805,159 (a)
1,855,000	5.75%, due 1/15/2034	1,867,302 (a)
1,975,000	6.00%, due 1/15/2036	1,995,613 (a)
Talen Energy Supply LLC
1,090,000	6.25%, due 2/1/2034	1,104,671 (a)
1,090,000	6.50%, due 2/1/2036	1,117,515 (a)
745,000	Vistra Corp., 7.00%, due 12/15/2026	756,267 (a)(f)(g)
Vistra Operations Co. LLC
1,360,000	7.75%, due 10/15/2031	1,439,045 (a)
1,315,000	6.88%, due 4/15/2032	1,381,723 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Electric – cont'd
$445,000	6.95%, due 10/15/2033	$493,442 (a)
1,890,000	VoltaGrid LLC, 7.38%, due 11/1/2030	1,914,213 (a)
1,010,000	XPLR Infrastructure Operating Partners LP, 7.75%, due 4/15/2034	1,029,540 (a)
21,985,818
Electrical Components & Equipment 0.6%
1,100,000	EnerSys, 6.63%, due 1/15/2032	1,139,316 (a)
WESCO Distribution, Inc.
835,000	6.63%, due 3/15/2032	872,487 (a)
935,000	6.38%, due 3/15/2033	973,588 (a)
2,985,391
Electronics 0.4%
1,755,000	Sensata Technologies, Inc., 6.63%, due 7/15/2032	1,833,347 (a)
Engineering & Construction 0.5%
790,000	Artera Services LLC, 8.50%, due 2/15/2031	642,149 (a)
540,000	Brand Industrial Services, Inc., 10.38%, due 8/1/2030	517,719 (a)
Global Infrastructure Solutions, Inc.
510,000	5.63%, due 6/1/2029	511,060 (a)
690,000	7.50%, due 4/15/2032	738,990 (a)
2,409,918
Entertainment 2.5%
Churchill Downs, Inc.
125,000	5.75%, due 4/1/2030	125,678 (a)
1,390,000	6.75%, due 5/1/2031	1,432,164 (a)
1,590,000	Light & Wonder International, Inc., 6.25%, due 10/1/2033	1,609,875 (a)
1,400,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	1,375,279 (a)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
355,000	8.25%, due 4/15/2030	370,141 (a)
180,000	11.88%, due 4/15/2031	189,064 (a)
725,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	708,773 (a)
1,435,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	1,416,158 (a)
415,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, due 7/15/2029	398,485
475,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, due 1/15/2032	484,714 (a)
915,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, due 5/1/2032	934,986 (a)
Warnermedia Holdings, Inc.
1,755,000	4.28%, due 3/15/2032	1,544,400
1,260,000	5.05%, due 3/15/2042	885,150
370,000	5.14%, due 3/15/2052	245,913
280,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 6.25%, due 3/15/2033	285,272 (a)
12,006,052
Environmental Control 0.8%
1,035,000	Luna 1.5 SARL, 12.00%, due 7/1/2032	1,092,238 (a)(d)
2,575,000	Madison IAQ LLC, 5.88%, due 6/30/2029	2,571,798 (a)
3,664,036
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Food 1.4%
$810,000	Albertsons Cos., Inc., 5.63%, due 3/31/2032	$809,179 (a)(c)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
620,000	5.50%, due 3/31/2031	621,097 (a)
860,000	6.25%, due 3/15/2033	878,147 (a)
1,150,000	5.75%, due 3/31/2034	1,130,995 (a)(h)
715,000	Froneri Lux FinCo SARL, 6.00%, due 8/1/2032	724,024 (a)
Performance Food Group, Inc.
435,000	4.25%, due 8/1/2029	425,931 (a)
560,000	6.13%, due 9/15/2032	575,152 (a)
U.S. Foods, Inc.
145,000	4.75%, due 2/15/2029	144,419 (a)
540,000	7.25%, due 1/15/2032	566,575 (a)
660,000	5.75%, due 4/15/2033	671,412 (a)
6,546,931
Food Service 0.2%
955,000	TKC Holdings, Inc., 10.50%, due 5/15/2029	982,138 (a)
Forest Products & Paper 0.3%
1,310,000	Ahlstrom Holding 3 Oy, 4.88%, due 2/4/2028	1,295,227 (a)
Healthcare - Products 0.9%
1,570,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	1,636,725 (a)
2,105,000	Medline Borrower LP, 5.25%, due 10/1/2029	2,108,637 (a)
695,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, due 4/1/2029	717,317 (a)
4,462,679
Healthcare - Services 3.8%
505,000	Acadia Healthcare Co., Inc., 5.00%, due 4/15/2029	484,831 (a)
CHS/Community Health Systems, Inc.
415,000	6.88%, due 4/15/2029	381,613 (a)
80,000	6.13%, due 4/1/2030	65,837 (a)
600,000	5.25%, due 5/15/2030	565,748 (a)
408,000	10.88%, due 1/15/2032	439,228 (a)
775,000	9.75%, due 1/15/2034	808,002 (a)
1,775,000	Global Medical Response, Inc., 7.38%, due 10/1/2032	1,835,332 (a)
690,000	IQVIA, Inc., 6.25%, due 6/1/2032	716,876 (a)
LifePoint Health, Inc.
1,100,000	9.88%, due 8/15/2030	1,180,118 (a)
1,705,000	10.00%, due 6/1/2032	1,798,809 (a)
Molina Healthcare, Inc.
450,000	6.50%, due 2/15/2031	461,182 (a)
2,365,000	6.25%, due 1/15/2033	2,381,685 (a)
970,000	Select Medical Corp., 6.25%, due 12/1/2032	941,369 (a)
505,000	Star Parent, Inc., 9.00%, due 10/1/2030	533,013 (a)
2,115,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	2,129,409 (a)
780,000	TEAM Services Holding, Inc., 9.00%, due 2/15/2033	780,000 (a)(c)(i)
2,890,000	Tenet Healthcare Corp., 6.00%, due 11/15/2033	2,973,902 (a)
18,476,954
Home Builders 1.6%
1,010,000	Beazer Homes USA, Inc., 7.50%, due 3/15/2031	1,027,666 (a)
320,000	Installed Building Products, Inc., 5.63%, due 2/1/2034	321,839 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Home Builders – cont'd
K Hovnanian Enterprises, Inc.
$765,000	8.00%, due 4/1/2031	$783,716 (a)
280,000	8.38%, due 10/1/2033	286,158 (a)
865,000	LGI Homes, Inc., 7.00%, due 11/15/2032	843,650 (a)
1,610,000	Mattamy Group Corp., 6.00%, due 12/15/2033	1,581,936 (a)
Shea Homes LP/Shea Homes Funding Corp.
670,000	4.75%, due 2/15/2028	668,733
445,000	4.75%, due 4/1/2029	439,178
1,740,000	Taylor Morrison Communities, Inc., 5.75%, due 11/15/2032	1,785,971 (a)
7,738,847
Home Furnishings 0.2%
Whirlpool Corp.
420,000	6.13%, due 6/15/2030	421,095
425,000	6.50%, due 6/15/2033	419,387
840,482
Insurance 3.5%
Acrisure LLC/Acrisure Finance, Inc.
1,230,000	8.25%, due 2/1/2029	1,275,329 (a)
355,000	8.50%, due 6/15/2029	371,238 (a)
1,490,000	7.50%, due 11/6/2030	1,542,585 (a)
695,000	6.75%, due 7/1/2032	712,515 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
705,000	7.00%, due 1/15/2031	730,914 (a)
445,000	6.50%, due 10/1/2031	457,393 (a)
840,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, due 7/15/2033	856,439 (a)
1,370,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 5/15/2031	1,408,804 (a)
1,465,000	Broadstreet Partners Group LLC, 5.88%, due 4/15/2029	1,461,539 (a)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
650,000	7.25%, due 2/15/2031	672,276 (a)
920,000	8.13%, due 2/15/2032	937,422 (a)
290,000	8.13%, due 2/15/2032	295,492 (a)(c)
HUB International Ltd.
2,095,000	7.25%, due 6/15/2030	2,185,827 (a)
900,000	7.38%, due 1/31/2032	942,755 (a)
1,395,000	Jones Deslauriers Insurance Management, Inc., 6.88%, due 10/1/2033	1,359,752 (a)
685,000	Panther Escrow Issuer LLC, 7.13%, due 6/1/2031	705,499 (a)
765,000	USI, Inc., 7.50%, due 1/15/2032	800,856 (a)
16,716,635
Internet 0.5%
465,000	Gen Digital, Inc., 6.25%, due 4/1/2033	467,241 (a)
Wayfair LLC
805,000	7.25%, due 10/31/2029	841,698 (a)
890,000	6.75%, due 11/15/2032	919,879 (a)
2,228,818
Iron - Steel 1.4%
920,000	Carpenter Technology Corp., 5.63%, due 3/1/2034	933,589 (a)
705,000	Champion Iron Canada, Inc., 7.88%, due 7/15/2032	754,144 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Iron - Steel – cont'd
Cleveland-Cliffs, Inc.
$735,000	6.88%, due 11/1/2029	$763,817 (a)
585,000	7.50%, due 9/15/2031	617,335 (a)
745,000	7.00%, due 3/15/2032	764,546 (a)
2,640,000	Mineral Resources Ltd., 7.00%, due 4/1/2031	2,774,523 (a)
6,607,954
Leisure Time 2.6%
1,595,000	Acushnet Co., 5.63%, due 12/1/2033	1,609,993 (a)
2,840,000	Carnival Corp., 6.13%, due 2/15/2033	2,921,531 (a)
1,185,000	Lindblad Expeditions LLC, 7.00%, due 9/15/2030	1,237,065 (a)
NCL Corp. Ltd.
750,000	5.88%, due 1/15/2031	752,053 (a)
1,235,000	6.75%, due 2/1/2032	1,265,635 (a)
585,000	6.25%, due 9/15/2033	588,232 (a)
1,595,000	Patrick Industries, Inc., 6.38%, due 11/1/2032	1,632,446 (a)
2,410,000	Viking Cruises Ltd., 5.88%, due 10/15/2033	2,443,238 (a)
12,450,193
Lodging 0.3%
935,000	Hilton Domestic Operating Co., Inc., 5.88%, due 4/1/2029	956,629 (a)
720,000	Travel & Leisure Co., 6.13%, due 9/1/2033	727,648 (a)
1,684,277
Machinery - Construction & Mining 0.8%
1,532,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	1,663,917 (a)
Terex Corp.
975,000	5.00%, due 5/15/2029	971,916 (a)
1,400,000	6.25%, due 10/15/2032	1,433,473 (a)
4,069,306
Machinery - Diversified 0.5%
795,000	Columbus McKinnon Corp., 7.13%, due 2/1/2033	799,134 (a)
1,495,000	Lsf12 Helix Parent LLC, 7.13%, due 2/1/2033	1,499,388 (a)(c)
2,298,522
Media 3.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
1,655,000	5.00%, due 2/1/2028	1,645,888 (a)
1,000,000	6.38%, due 9/1/2029	1,009,559 (a)
990,000	4.75%, due 3/1/2030	945,748 (a)
1,470,000	4.25%, due 2/1/2031	1,345,851 (a)
545,000	7.38%, due 3/1/2031	560,595 (a)
220,000	4.75%, due 2/1/2032	200,945 (a)
1,070,000	4.50%, due 5/1/2032	960,204
555,000	4.50%, due 6/1/2033	485,607 (a)
620,000	4.25%, due 1/15/2034	523,708 (a)
CSC Holdings LLC
825,000	5.50%, due 4/15/2027	728,181 (a)
805,000	5.38%, due 2/1/2028	600,810 (a)
745,000	7.50%, due 4/1/2028	445,756 (a)
830,000	11.25%, due 5/15/2028	665,233 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Media – cont'd
$1,275,000	11.75%, due 1/31/2029	$929,687 (a)
530,000	6.50%, due 2/1/2029	339,357 (a)
1,135,000	5.75%, due 1/15/2030	446,117 (a)
415,000	4.50%, due 11/15/2031	251,747 (a)
620,000	Discovery Communications LLC, 4.13%, due 5/15/2029	602,262
DISH DBS Corp.
1,270,000	7.38%, due 7/1/2028	1,219,938
890,000	5.75%, due 12/1/2028	861,277 (a)
710,000	5.13%, due 6/1/2029	628,362
McGraw-Hill Education, Inc.
285,000	8.00%, due 8/1/2029	287,593 (a)
700,000	7.38%, due 9/1/2031	735,916 (a)
1,190,000	Midcontinent Communications, 8.00%, due 8/15/2032	1,144,982 (a)
505,000	Sirius XM Radio LLC, 5.50%, due 7/1/2029	507,261 (a)
18,072,584
Metal Fabricate - Hardware 0.1%
470,000	Advanced Drainage Systems, Inc., 6.38%, due 6/15/2030	480,544 (a)
Mining 2.1%
1,640,000	Capstone Copper Corp., 6.75%, due 3/31/2033	1,699,414 (a)
585,000	Century Aluminum Co., 6.88%, due 8/1/2032	605,806 (a)
First Quantum Minerals Ltd.
880,000	8.00%, due 3/1/2033	944,294 (a)
740,000	7.25%, due 2/15/2034	777,443 (a)
795,000	Fortescue Treasury Pty. Ltd., 6.13%, due 4/15/2032	827,934 (a)
1,630,000	Kaiser Aluminum Corp., 5.88%, due 3/1/2034	1,642,116 (a)
Novelis Corp.
885,000	4.75%, due 1/30/2030	857,857 (a)
1,500,000	6.88%, due 1/30/2030	1,554,676 (a)
1,315,000	Taseko Mines Ltd., 8.25%, due 5/1/2030	1,395,796 (a)
10,305,336
Miscellaneous Manufacturer 1.5%
2,035,000	Amsted Industries, Inc., 6.38%, due 3/15/2033	2,106,105 (a)
Avient Corp.
1,325,000	7.13%, due 8/1/2030	1,362,902 (a)
480,000	6.25%, due 11/1/2031	493,501 (a)
1,563,125	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	1,622,327 (a)(d)
1,530,000	Enpro, Inc., 6.13%, due 6/1/2033	1,573,251 (a)
7,158,086
Oil & Gas 5.0%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
1,135,000	5.88%, due 6/30/2029	1,142,696 (a)
840,000	6.63%, due 10/15/2032	870,555 (a)
370,000	6.63%, due 7/15/2033	383,132 (a)
1,395,000	BKV Upstream Midstream LLC, 7.50%, due 10/15/2030	1,412,772 (a)
1,645,000	Caturus Energy LLC, 8.50%, due 2/15/2030	1,715,126 (a)
475,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	478,029 (a)
Crescent Energy Finance LLC
490,000	7.63%, due 4/1/2032	486,022 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Oil & Gas – cont'd
$655,000	7.38%, due 1/15/2033	$633,894 (a)
585,000	8.38%, due 1/15/2034	590,537 (a)
840,000	DBR Land Holdings LLC, 6.25%, due 12/1/2030	860,479 (a)
Hilcorp Energy I LP/Hilcorp Finance Co.
460,000	6.25%, due 11/1/2028	463,777 (a)
457,000	5.75%, due 2/1/2029	457,110 (a)
1,030,000	6.00%, due 4/15/2030	1,013,435 (a)
443,000	6.00%, due 2/1/2031	427,819 (a)
305,000	8.38%, due 11/1/2033	316,660 (a)
300,000	7.25%, due 2/15/2035	290,290 (a)
Matador Resources Co.
885,000	6.50%, due 4/15/2032	901,150 (a)
345,000	6.25%, due 4/15/2033	347,708 (a)
920,000	Northern Oil & Gas, Inc., 7.88%, due 10/15/2033	928,850 (a)
Permian Resources Operating LLC
935,000	5.88%, due 7/1/2029	938,141 (a)
1,335,000	7.00%, due 1/15/2032	1,399,482 (a)
1,100,000	6.25%, due 2/1/2033	1,133,166 (a)
SM Energy Co.
840,000	8.38%, due 7/1/2028	864,610 (a)
555,000	8.63%, due 11/1/2030	586,982 (a)
625,000	7.00%, due 8/1/2032	626,602 (a)
565,000	9.63%, due 6/15/2033	617,933 (a)
1,725,000	TGNR Intermediate Holdings LLC, 5.50%, due 10/15/2029	1,706,984 (a)
Transocean International Ltd.
720,000	8.25%, due 5/15/2029	733,586 (a)
720,000	8.50%, due 5/15/2031	732,883 (a)
905,000	7.88%, due 10/15/2032	954,627 (a)
24,015,037
Oil & Gas Services 1.9%
1,075,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, due 9/1/2032	1,114,342 (a)
Kodiak Gas Services LLC
1,065,000	6.50%, due 10/1/2033	1,090,861 (a)
1,060,000	6.75%, due 10/1/2035	1,095,273 (a)
1,760,000	Star Holding LLC, 8.75%, due 8/1/2031	1,764,298 (a)
USA Compression Partners LP/USA Compression Finance Corp.
1,175,000	7.13%, due 3/15/2029	1,216,617 (a)
845,000	6.25%, due 10/1/2033	855,982 (a)
WBI Operating LLC
1,025,000	6.25%, due 10/15/2030	1,032,688 (a)
745,000	6.50%, due 10/15/2033	752,040 (a)
8,922,101
Packaging & Containers 2.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2,120,000	4.00%, due 9/1/2029	2,013,794 (a)
890,000	6.25%, due 1/30/2031	914,627 (a)
Clydesdale Acquisition Holdings, Inc.
400,000	6.88%, due 1/15/2030	405,200 (a)
330,000	6.75%, due 4/15/2032	332,575 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Packaging & Containers – cont'd
$505,000	Graphic Packaging International LLC, 6.38%, due 7/15/2032	$510,657 (a)
Mauser Packaging Solutions Holding Co.
1,175,000	7.88%, due 4/15/2030	1,197,031 (a)
2,615,000	9.25%, due 4/15/2030	2,572,385 (a)
445,000	Sealed Air Corp., 6.50%, due 7/15/2032	461,975 (a)
470,000	Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, due 2/15/2031	489,401 (a)
1,025,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	1,026,393 (a)
Trivium Packaging Finance BV
773,000	8.25%, due 7/15/2030	824,848 (a)
880,000	12.25%, due 1/15/2031	962,904 (a)
11,711,790
Pharmaceuticals 1.4%
3,228,000	1261229 BC Ltd., 10.00%, due 4/15/2032	3,312,758 (a)
485,000	AdaptHealth LLC, 6.13%, due 8/1/2028	486,772 (a)
140,000	Bausch Health Americas, Inc., 8.50%, due 1/31/2027	138,827 (a)
Bausch Health Cos., Inc.
895,000	5.00%, due 1/30/2028	766,160 (a)
497,000	4.88%, due 6/1/2028	459,718 (a)
25,000	11.00%, due 9/30/2028	25,989 (a)
575,000	5.00%, due 2/15/2029	438,437 (a)
345,000	5.25%, due 1/30/2030	245,381 (a)
550,000	Grifols SA, 4.75%, due 10/15/2028	541,854 (a)
Organon & Co./Organon Foreign Debt Co-Issuer BV
180,000	6.75%, due 5/15/2034	175,893 (a)
175,000	7.88%, due 5/15/2034	164,506 (a)
6,756,295
Pipelines 7.0%
2,035,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 2/1/2032	2,113,962 (a)
1,500,000	Buckeye Partners LP, 6.75%, due 2/1/2030	1,571,652 (a)
710,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, due 12/15/2033	763,241 (a)
Energy Transfer LP
315,000	8.00%, due 5/15/2054	336,606 (f)
165,000	7.13%, due 10/1/2054	170,503 (f)
660,000	6.50%, due 2/15/2056	660,032 (f)
555,000	6.75%, due 2/15/2056	558,956 (f)
1,935,000	Excelerate Energy LP, 8.00%, due 5/15/2030	2,069,252 (a)
Genesis Energy LP/Genesis Energy Finance Corp.
1,205,000	8.25%, due 1/15/2029	1,256,184
702,000	7.88%, due 5/15/2032	732,546
565,000	8.00%, due 5/15/2033	589,669
695,000	Global Partners LP/GLP Finance Corp., 7.13%, due 7/1/2033	711,893 (a)
900,000	Golar LNG Ltd., 7.50%, due 10/2/2030	900,768 (a)
1,900,000	Harvest Midstream I LP, 7.50%, due 9/1/2028	1,926,112 (a)
Howard Midstream Energy Partners LLC
1,780,000	7.38%, due 7/15/2032	1,880,223 (a)
495,000	6.63%, due 1/15/2034	508,068 (a)
435,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	440,193 (a)
NGL Energy Operating LLC/NGL Energy Finance Corp.
1,605,000	8.13%, due 2/15/2029	1,665,555 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Pipelines – cont'd
$305,000	8.38%, due 2/15/2032	$319,231 (a)
Rockies Express Pipeline LLC
920,000	6.75%, due 3/15/2033	970,407 (a)
530,000	7.50%, due 7/15/2038	580,159 (a)
835,000	6.88%, due 4/15/2040	854,811 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
660,000	7.38%, due 2/15/2029	684,203 (a)
430,000	6.00%, due 12/31/2030	436,353 (a)
165,000	6.00%, due 9/1/2031	166,042 (a)
885,000	6.75%, due 3/15/2034	900,674 (a)
840,000	TransMontaigne Partners LLC, 8.50%, due 6/15/2030	871,431 (a)
Venture Global LNG, Inc.
1,035,000	8.13%, due 6/1/2028	1,059,527 (a)
1,110,000	9.50%, due 2/1/2029	1,182,006 (a)
645,000	7.00%, due 1/15/2030	648,996 (a)
785,000	8.38%, due 6/1/2031	802,910 (a)
910,000	9.88%, due 2/1/2032	962,139 (a)
Venture Global Plaquemines LNG LLC
655,000	6.13%, due 12/15/2030	674,193 (a)
742,000	7.50%, due 5/1/2033	813,505 (a)
735,000	6.50%, due 1/15/2034	762,782 (a)
435,000	6.50%, due 6/15/2034	450,499 (a)
743,000	7.75%, due 5/1/2035	828,522 (a)
740,000	6.75%, due 1/15/2036	775,712 (a)
33,599,517
Real Estate 0.1%
500,000	Greystar Real Estate Partners LLC, 7.75%, due 9/1/2030	527,696 (a)
Real Estate Investment Trusts 3.1%
Blackstone Mortgage Trust, Inc.
435,000	3.75%, due 1/15/2027	429,240 (a)
1,565,000	7.75%, due 12/1/2029	1,677,555 (a)
Brandywine Operating Partnership LP
965,000	8.88%, due 4/12/2029	1,036,828
115,000	6.13%, due 1/15/2031	111,423
850,000	EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, due 9/30/2030	859,087 (a)
1,410,000	Global Net Lease, Inc., 4.50%, due 9/30/2028	1,380,687 (a)
85,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, due 7/15/2031	90,175 (a)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
1,055,000	5.88%, due 10/1/2028	1,055,011 (a)
970,000	7.00%, due 2/1/2030	999,361 (a)
845,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	863,888 (a)
880,000	RHP Hotel Properties LP/RHP Finance Corp., 6.50%, due 6/15/2033	912,201 (a)
1,530,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	1,451,908 (a)
Starwood Property Trust, Inc.
785,000	5.25%, due 10/15/2028	789,119 (a)
300,000	7.25%, due 4/1/2029	316,387 (a)
1,250,000	6.50%, due 7/1/2030	1,301,706 (a)
780,000	6.50%, due 10/15/2030	812,322 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Real Estate Investment Trusts – cont'd
$635,000	XHR LP, 4.88%, due 6/1/2029	$625,978 (a)
14,712,876
Retail 2.8%
1,430,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	1,528,122 (a)
Group 1 Automotive, Inc.
535,000	4.00%, due 8/15/2028	523,189 (a)
830,000	6.38%, due 1/15/2030	852,012 (a)
1,000,000	LCM Investments Holdings II LLC, 8.25%, due 8/1/2031	1,053,457 (a)
410,000	Macy's Retail Holdings LLC, 7.38%, due 8/1/2033	432,949 (a)
Michaels Cos., Inc.
625,000	5.25%, due 5/1/2028	618,184 (a)
700,000	7.88%, due 5/1/2029	682,016 (a)
1,080,000	Petco Health & Wellness Co., Inc., 8.25%, due 2/1/2031	1,082,828 (a)(c)
PetSmart LLC/PetSmart Finance Corp.
1,375,000	7.50%, due 9/15/2032	1,410,009 (a)
670,000	10.00%, due 9/15/2033	697,174 (a)
2,205,000	QXO Building Products, Inc., 6.75%, due 4/30/2032	2,272,208 (a)
705,000	Staples, Inc., 10.75%, due 9/1/2029	692,756 (a)
1,435,000	White Cap Supply Holdings LLC, 7.38%, due 11/15/2030	1,490,510 (a)
13,335,414
Semiconductors 0.4%
1,750,000	Amkor Technology, Inc., 5.88%, due 10/1/2033	1,783,432 (a)
Software 1.8%
970,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	940,749 (a)
1,670,000	Capstone Borrower, Inc., 8.00%, due 6/15/2030	1,552,603 (a)
Cloud Software Group, Inc.
2,095,000	6.50%, due 3/31/2029	2,081,943 (a)
730,000	9.00%, due 9/30/2029	737,133 (a)
285,000	8.25%, due 6/30/2032	289,869 (a)
735,000	CoreWeave, Inc., 9.00%, due 2/1/2031	714,610 (a)
470,000	Ellucian Holdings, Inc., 6.50%, due 12/1/2029	462,505 (a)
1,005,000	Fair Isaac Corp., 6.00%, due 5/15/2033	1,024,030 (a)
895,000	UKG, Inc., 6.88%, due 2/1/2031	894,278 (a)
8,697,720
Telecommunications 4.9%
Altice France SA
483,293	9.50%, due 11/1/2029	495,993 (a)
1,086,942	6.88%, due 10/15/2030	1,068,587 (a)
135,000	6.50%, due 10/15/2031	131,601 (a)
245,000	6.50%, due 4/15/2032	239,294 (a)
1,046,971	6.88%, due 7/15/2032	1,022,412 (a)
Bell Telephone Co. of Canada or Bell Canada
380,000	6.88%, due 9/15/2055	393,706 (f)
1,370,000	7.00%, due 9/15/2055	1,436,897 (f)
825,000	Cipher Compute LLC, 7.13%, due 11/15/2030	850,089 (a)
EchoStar Corp.
1,555,000	10.75%, due 11/30/2029	1,704,622
984,264	6.75% Cash/6.75% PIK, due 11/30/2030	1,001,723 (d)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications – cont'd
Fibercop SpA
$854,000	6.38%, due 11/15/2033	$864,897 (a)
400,000	6.00%, due 9/30/2034	388,437 (a)
839,000	7.20%, due 7/18/2036	848,917 (a)
239,000	7.72%, due 6/4/2038	245,827 (a)
Iliad Holding SAS
695,000	7.00%, due 10/15/2028	702,978 (a)
520,000	7.00%, due 4/15/2032	532,979 (a)
Level 3 Financing, Inc.
425,000	3.75%, due 7/15/2029	392,063 (a)
575,000	6.88%, due 6/30/2033	592,532 (a)
1,570,000	7.00%, due 3/31/2034	1,626,214 (a)
840,000	8.50%, due 1/15/2036	859,936 (a)
420,000	Lumen Technologies, Inc., 4.50%, due 1/15/2029	393,858 (a)
Rogers Communications, Inc.
435,000	7.00%, due 4/15/2055	451,213 (f)
1,515,000	7.13%, due 4/15/2055	1,588,701 (f)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
965,000	6.50%, due 2/15/2029	938,545 (a)
390,000	8.63%, due 6/15/2032	392,925 (a)(c)
965,000	Uniti Services LLC, 7.50%, due 10/15/2033	996,317 (a)
765,000	Vmed O2 U.K. Financing I PLC, 4.75%, due 7/15/2031	699,024 (a)
1,445,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	1,513,674 (a)
1,147,161	Zayo Group Holdings, Inc., 9.25%, due 3/9/2030	1,120,151 (a)
23,494,112
Transportation 0.5%
2,320,000	XPO, Inc., 7.13%, due 2/1/2032	2,438,898 (a)
Trucking & Leasing 0.3%
FTAI Aviation Investors LLC
300,000	7.88%, due 12/1/2030	318,092 (a)
1,145,000	7.00%, due 5/1/2031	1,204,732 (a)
55,000	7.00%, due 6/15/2032	57,884 (a)
1,580,708
Total Corporate Bonds (Cost $438,399,879)		449,809,289

Loan Assignments(b) 1.5%
Commercial Services & Supplies 0.2%
1,054,890	Crash Champions LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 8.57%, due 2/23/2029	979,950
Health Care Providers & Services 0.8%
1,177,050	Aveanna Healthcare LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 7.42%, due 9/17/2032	1,174,919
671,548	National Mentor Holdings, Inc., First Lien Term Loan B, (1 mo. USD Term SOFR + 6.00%), 9.67%, due 12/12/2030	670,897
1,866,940	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.67%, due 9/27/2030	1,867,276
3,713,092
Hotels, Restaurants & Leisure 0.3%
1,245,000	Catawba Nation Gaming Authority, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 8.42%, due 3/29/2032	1,268,655
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

IT Services 0.1%
$770,147	Rackspace Finance LLC, First Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 10.04%, due 5/15/2028	$759,319
Machinery 0.1%
628,762	Engineered Machinery Holdings, Inc., Second Lien Term Loan, (3 mo. USD Term SOFR + 6.00%), 9.93%, due 5/21/2029	631,906 (j)
Total Loan Assignments (Cost $7,242,827)		7,352,922
Number of Shares

Common Stocks 0.1%
Diversified Telecommunication Services 0.1%
15,890	Luxco Co. Ltd. (Cost $340,496)	299,065 *

Short-Term Investments 2.9%
Investment Companies 2.9%
13,777,701	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.65%(k) (Cost $13,777,701)	13,777,701
Total Investments 99.3% (Cost $465,162,353)		476,680,580
Other Assets Less Liabilities 0.7%		3,422,316
Net Assets 100.0%		$480,102,896

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2026, these securities amounted to $419,660,093, which represents 87.4% of net assets of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2026 and changes periodically.
(c)	When-issued security. Total value of all such securities at January 31, 2026 amounted to $5,610,457, which represents 1.2% of net assets of the Fund.
(d)	Payment-in-kind (PIK) security.
(e)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
January 31, 2026.

(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(h)	All or a portion of this security was purchased on a delayed delivery basis.
(i)
Security fair valued as of January 31, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2026 amounted to $780,000, which represents
0.2% of net assets of the Fund.

(j)	Value determined using significant unobservable inputs.
(k)	Represents 7-day effective yield as of January 31, 2026.
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$407,120,585	84.8%
Canada	18,564,628	3.9%
France	6,071,934	1.3%
Cayman Islands	5,138,596	1.1%
Germany	3,954,042	0.8%
Australia	3,602,457	0.7%
United Kingdom	3,328,238	0.7%
Luxembourg	2,530,560	0.5%
Italy	2,348,078	0.5%
Netherlands	1,787,752	0.4%
Zambia	1,721,737	0.3%
Japan	1,594,202	0.3%
Bermuda	1,415,773	0.3%
Finland	1,295,227	0.3%
Denmark	986,448	0.2%
Republic of Cameroon	900,768	0.2%
Spain	541,854	0.1%
Short-Term Investments and Other Assets—Net	17,200,017	3.6%
	$480,102,896	100.0%
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Asset-Backed Securities#	$—	$5,441,603	$—	$5,441,603
Corporate Bonds#	—	449,809,289	—	449,809,289
Loan Assignments
Machinery	—	—	631,906	631,906
Other Loan Assignments#	—	6,721,016	—	6,721,016
Total Loan Assignments	—	6,721,016	631,906	7,352,922
Common Stocks#	—	299,065	—	299,065
Short-Term Investments	—	13,777,701	—	13,777,701
Total Investments	$—	$476,048,674	$631,906	$476,680,580

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2026
Investments in Securities:
Loan Assignments(1)(2)	$—	$2	$—	$1	$—	$—	$629	$—	$632	$1
Total	$—	$2	$—	$1	$—	$—	$629	$—	$632	$1
(1) Transfers into Level 3 were attributable to observable market data becoming unavailable for those securities. Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

(2) Includes securities categorized as Level 3 that were valued using a single quotation obtained from a dealer.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)
January 31, 2026

Principal Amount		Value
Municipal Notes 99.1%
Alabama 3.4%
$200,000	Black Belt Energy Gas District (Alabama Gas Prepay Gas Supply Revenue Project No. 7), Series 2021-C-1, 4.00%, due 12/1/2026	$201,911
	Energy Southeast A Cooperative District Revenue
1,000,000	Series 2024-B, 5.25%, due 7/1/2054 Putable 6/1/2032	1,084,959
1,000,000	Series 2025-A, 5.00%, due 11/1/2035	1,074,861
		2,361,731
American Samoa 1.1%
750,000	American Samoa Economic Development Authority General Revenue, Series 2021-A, 5.00%, due 9/1/2038	770,221 (a)
Arizona 2.8%
500,000	Maricopa County Industrial Development Authority Education Revenue Refunding (Paradise School Project Paragon Management, Inc.), Series 2016, 5.00%, due 7/1/2036	500,926 (a)
500,000	Phoenix Industrial Development Authority Education Revenue Refunding (Great Hearts Academies), Series 2016-A, 5.00%, due 7/1/2046	489,105
500,000	Pima County Industrial Development Authority Education Revenue Refunding (American Leadership Academy Project), Series 2015, 5.38%, due 6/15/2035	500,337 (a)
500,000	Sierra Vista Industrial Development Authority Revenue (American Leadership Academy Project), Series 2024, 5.00%, due 6/15/2059	433,861 (a)
		1,924,229
California 7.8%
675,000	California Community Choice Financing Authority Revenue (Clean Energy), Series 2024-B, 5.00%, due 1/1/2055 Putable 12/1/2032	712,309
65,000	California County Tobacco Securitization Agency Revenue Refunding, Series 2020-B-1, 5.00%, due 6/1/2049	64,519
833,187	California Housing Finance Agency Municipal Certificate, Series 2019-A, 4.25%, due 1/15/2035	870,117
250,000	California Municipal Finance Authority Charter School Lease Revenue (Santa Rosa Academy Project), Series 2015, 5.13%, due 7/1/2035	250,090 (a)
400,000	California Municipal Finance Authority Charter School Revenue (John Adams Academics Project), Series 2019-A, 5.00%, due 10/1/2049	362,311 (a)
500,000	California Municipal Finance Authority Charter School Revenue (Palmdale Aerospace Academy Project), Series 2016, 5.00%, due 7/1/2031	500,751 (a)
400,000	California Municipal Finance Authority Revenue (Baptist University), Series 2015-A, 5.00%, due 11/1/2030	400,390 (a)
245,111	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Calplant I Green Bond Project), Series 2019, 7.50%, due 12/1/2039	2 (a)(b)
500,000	California State School Finance Authority Charter School Revenue (Downtown College Prep-Obligation Group), Series 2016, 4.75%, due 6/1/2036	300,000 (a)(b)
600,000	California State School Finance Authority Charter School Revenue (Rocketship Education), Series 2016-A, 5.00%, due 6/1/2031	596,541 (a)
400,000	California Statewide Communities Development Authority Revenue Refunding (Lancer Education Student Housing Project), Series 2016-A, 5.00%, due 6/1/2036	400,940 (a)
500,000	Chino Valley Unified School District General Obligation, Series 2020-B, (AG), 3.38%, due 8/1/2050	410,530
500,000	Los Angeles Department of Water & Power Revenue Refunding, Series 2025-A, (BAM), 5.00%, due 7/1/2053	518,398
		5,386,898
Colorado 1.8%
113,000	Crystal Crossing Metropolitan District Refunding General Obligation, Series 2016, 4.50%, due 12/1/2026	113,061
157,000	Platte River Metropolitan District General Obligation Refunding, Series 2023-A, 6.50%, due 8/1/2053	159,622 (a)
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Colorado – cont'd
$495,000	Pueblo Urban Renewal Authority Tax Increment Revenue (Evraz Project), Series 2021-A, 4.75%, due 12/1/2045	$468,176 (a)
500,000	Vail Home Partners Corp. Revenue, Series 2025, 6.00%, due 10/1/2064	509,979 (a)
		1,250,838
Connecticut 0.7%
500,000	Stamford Housing Authority Revenue Refunding, Series 2025-D, 6.25%, due 10/1/2060	500,746
District of Columbia 2.8%
1,925,000	Deutsche Bank Spears/Lifers Trust Revenue, (LOC: Deutsche Bank A.G.), Series 2020-DBE-8070, 2.68%, due 8/1/2040	1,925,000 (a)(c)
Florida 4.5%
200,000	Capital Trust Agency Senior Living Revenue (H-Bay Ministries, Inc. Superior Residences-Third Tier), Series 2018-C, 7.50%, due 7/1/2053	6,500 (a)(b)
500,000	Capital Trust Agency Senior Living Revenue (Wonderful Foundations School Project), Series 2020-A-1, 5.00%, due 1/1/2055	426,501 (a)
650,000	Florida Development Finance Corp. Education Facilities Revenue Refunding (Pepin Academies, Inc.), Series 2016-A, 5.00%, due 7/1/2036	650,169
500,000	Lee County Airport Revenue, Series 2024, 5.25%, due 10/1/2054	514,511
940,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.70%, due 5/1/2050	764,614
500,000	Village Community Development District No. 15 Special Assessment Revenue, Series 2024, 4.80%, due 5/1/2055	477,040 (a)
250,000	Village Community Development District No. 16 Special Assessment Revenue, Series 2025, 5.13%, due 5/1/2056	248,221
		3,087,556
Georgia 4.5%
300,000	Atlanta Development Authority Revenue (Westside Gulch Area Project), Series 2024-A, 5.50%, due 4/1/2039	310,865 (a)
965,000	Main Street Natural Gas, Inc. Gas Supply Revenue, Series 2025-A, 5.00%, due 6/1/2055 Putable 6/1/2032	1,042,042
700,000	Municipal Electric Authority of Georgia Revenue (Plant Vogtle Units 3 & 4 Project M Bonds), Series 2023-A, 5.50%, due 7/1/2064	721,556
1,000,000	Savannah Georgia Convention Center Authority Revenue (Convention Center Hotel-Second Tier), Series 2025-B, 6.25%, due 6/1/2061	997,393 (a)
		3,071,856
Hawaii 0.4%
250,000	Hawaii State Department of Budget & Finance Special Purpose Revenue Refunding, Series 2015-A, 5.00%, due 1/1/2035	248,658 (a)
Illinois 4.9%
200,000	Chicago O'Hare International Airport Special Facility Revenue (Trips Obligated Group), Series 2018, 5.00%, due 7/1/2048	199,763
400,000	Illinois Finance Authority Charter School Revenue (Intrinsic School-Belmont School Project), Series 2015-A, 5.75%, due 12/1/2035	400,334 (a)
750,000	Illinois Finance Authority Revenue (CenterPoint Joliet Terminal Railroad Project), Series 2010, 4.80%, due 12/1/2043 Putable 7/2/2035	780,278 (a)
1,575,000	Illinois Finance Authority Revenue Refunding (Northwestern Memorial Healthcare), (LOC: Barclays Bank PLC), Series 2021-C, 3.15%, due 7/15/2055	1,575,000 (c)
425,000	Illinois Finance Authority Revenue Refunding (Rosalind Franklin University of Medicine & Science), Series 2017-A, 5.00%, due 8/1/2047	409,729
		3,365,104
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Indiana 2.0%
$650,000	Indiana State Finance Authority Revenue Refunding (Greencroft Obligation Group), Series 2021-A, 4.00%, due 11/15/2043	$579,006
750,000	Indianapolis Local Public Improvement Bond Bank Revenue (Convention Center Hotel), Series 2023-E, 6.00%, due 3/1/2053	779,821
		1,358,827
Iowa 0.1%
100,000	Iowa Finance Authority Revenue, (LOC: TD Bank N.A.), Series 2019-E, (FHLMC), (FNMA), (GNMA), 2.27%, due 1/1/2049	100,000 (c)
Kansas 0.7%
500,000	Garden City Revenue (Sports Of The World Bond Project), Series 2025, 5.38%, due 6/1/2039	508,114 (a)
Kentucky 2.8%
200,000	Berea Revenue (Berea College Project), Series 2003-B, 3.20%, due 6/1/2029	200,000 (c)
405,000	Kentucky Economic Development Finance Authority (Senior Next Generation Information Highway Project), Series 2015-A, 4.00%, due 7/1/2029	405,346
500,000	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health), Series 2017-A, 5.00%, due 6/1/2041	502,558
900,000	Kentucky Municipal Power Agency Power System Revenue Refunding (Prairie Saint Project), Series 2019-A, 4.00%, due 9/1/2045	792,270
		1,900,174
Louisiana 0.8%
228,953	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Lafourche Parish Gomesa Project), Series 2019, 3.95%, due 11/1/2043	215,650 (a)
360,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding (Westside Habilitation Center Project), Series 2017-A, 5.75%, due 2/1/2032	360,644 (a)
		576,294
Maine 0.7%
518,652	Maine State Finance Authority Revenue (TimberHP Madison LLC), Series 2025, 8.50%, due 6/1/2035	492,719 #(d)(e)
Maryland 0.6%
	Baltimore Special Obligation Revenue Refunding Senior Lien (Harbor Point Project)
250,000	Series 2019-A, 3.63%, due 6/1/2046	209,842 (a)
200,000	Series 2022, 5.00%, due 6/1/2051	198,795
		408,637
Massachusetts 0.6%
100,000	Massachusetts Development Finance Agency Revenue (Care Communities LLC Obligated), Series 2025-A, 6.50%, due 7/15/2060	99,915 (a)
350,000	Massachusetts State Education Financing Authority Revenue, Series 2023-C, 5.00%, due 7/1/2053	339,516
		439,431
Minnesota 0.6%
500,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Academia Cesar Chavez School Project), Series 2015-A, 5.25%, due 7/1/2050	425,991
Mississippi 2.5%
	Mississippi Business Finance Corp. Revenue (Chevron USA, Inc. Project)
845,000	Series 2007-B, 3.40%, due 12/1/2030	845,000 (c)
555,000	Series 2010-K, 3.25%, due 11/1/2035	555,000 (c)
100,000	Series 2011-C, 3.25%, due 11/1/2035	100,000 (c)
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Mississippi – cont'd
$235,000	Mississippi Development Bank Special Obligation (Jackson Co. Gomesa Project), Series 2021, 3.63%, due 11/1/2036	$227,711 (a)
		1,727,711
Montana 1.0%
1,000,000	Gallatin County Industrial Development Revenue (Bozeman Fiber Project), Series 2021-A, 4.00%, due 10/15/2051	657,815 (a)
Nevada 0.7%
500,000	Director of the State of Nevada Department of Business & Industrial Revenue (Somerset Academy), Series 2015-A, 5.13%, due 12/15/2045	482,428 (a)
New Hampshire 0.9%
750,000	New Hampshire Business Finance Authority Revenue Refunding (Green Bond), Series 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	624,675 (a)
New Jersey 4.4%
1,250,000	New Jersey Economic Development Authority Revenue (Repauno Port & Rail Terminal Project), Series 2025, 6.38%, due 1/1/2035	1,303,345 (a)
600,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue, Series 2025-AA, 5.00%, due 6/15/2055	616,716
1,000,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue Refunding, Series 2024-AA, 5.25%, due 6/15/2041	1,131,764
		3,051,825
New York 7.1%
250,000	Nassau County Industrial Development Agency Revenue Refunding (Cold Spring), (LOC: TD Bank N.A.), Series 1999, 3.20%, due 1/1/2034	250,000 (c)
	New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding (Second General Resolution Revenue Bonds)
200,000	(LOC: JP Morgan Chase Bank N.A.), Series 2013-AA-1, 3.25%, due 6/15/2050	200,000 (c)
300,000	(LOC: UBS AG), Series 2008, 3.20%, due 6/15/2039	300,000 (c)
	New York General Obligation
700,000	(LOC: TD Bank N.A.), Series 2018-E-5, 3.20%, due 3/1/2048	700,000 (c)
200,000	(LOC: TD Bank N.A.), Series 2025-G-3, 3.20%, due 2/1/2055	200,000 (c)
500,000	New York State Thruway Authority Revenue, Series 2025-B, 5.00%, due 3/15/2056	515,200
325,000	New York State Transportation Development Corp. Special Facility Revenue (Delta Airlines, Inc.-LaGuardia Airport Terminal C & D Redevelopment), Series 2018, 5.00%, due 1/1/2028	336,388
200,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (American Airlines, Inc., John F. Kennedy International Airport Project), Series 2021, 3.00%, due 8/1/2031	191,025
200,000	Oneida Indian Nation of New York Revenue, Series 2024-B, 6.00%, due 9/1/2043	216,128 (a)
1,000,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Thirty Eight), Series 2023-238, 5.00%, due 7/15/2036	1,114,802
420,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2051	420,938
420,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2039	422,646
		4,867,127
North Carolina 0.1%
100,000	Charlotte-Mecklenburg Hospital Authority Revenue (Atrium Health), (LOC: JP Morgan Chase Bank N.A.), Series 2018-G, 3.20%, due 1/15/2048	100,000 (c)
Ohio 3.6%
450,000	Akron Bath Copley Joint Township Hospital District Revenue Refunding (Summa Health Systems Obligation), Series 2020, 4.00%, due 11/15/2035 Pre-Refunded 11/15/2030	481,925
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Ohio – cont'd
$1,250,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Revenue Refunding, Series 2020-B-2, 5.00%, due 6/1/2055	$1,028,032
685,000	Cleveland-Cuyahoga County Port Authority Tax Increment Finance Revenue Refunding (Senior-Flats East Bank Project), Series 2021-A, 4.00%, due 12/1/2055	522,247 (a)
500,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	461,978 (a)
		2,494,182
Oregon 0.8%
130,000	Oregon State Facilities Authority Revenue Refunding (Peacehealth), (LOC: TD Bank N.A.), Series 2018-B, 3.20%, due 8/1/2034	130,000 (c)
500,000	Portland General Obligation (Transportation Project), Series 2022-A, 2.25%, due 10/1/2041	393,164
		523,164
Pennsylvania 2.7%
750,000	Pennsylvania Economic Development Financing Authority Revenue (Bridges Finco LP), Series 2016, 5.00%, due 12/31/2038	751,751
500,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Energy Supply LLC), Series 2009-C, 5.25%, due 12/1/2037 Putable 6/1/2027	502,524
400,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Tapestry Moon Senior Housing Project), Series 2018-A, 6.75%, due 12/1/2053	52,000 (a)(b)
500,000	Philadelphia General Obligation, Series 2025-A, 5.00%, due 8/1/2040	564,992
		1,871,267
Puerto Rico 1.7%
	Puerto Rico Commonwealth General Obligation (Restructured)
74,376	Series 2021-A, 0.00%, due 7/1/2033	54,435
63,784	Series 2021-A1, 5.63%, due 7/1/2027	65,220
62,750	Series 2021-A1, 5.63%, due 7/1/2029	66,669
60,948	Series 2021-A1, 5.75%, due 7/1/2031	67,284
57,794	Series 2021-A1, 4.00%, due 7/1/2033	58,409
51,950	Series 2021-A1, 4.00%, due 7/1/2035	52,167
44,586	Series 2021-A1, 4.00%, due 7/1/2037	43,819
60,620	Series 2021-A1, 4.00%, due 7/1/2041	56,910
813,045	Series 2021-A1, 4.00%, due 7/1/2046	724,060
		1,188,973
South Carolina 1.0%
500,000	Lancaster County Assessment Revenue Refunding (Walnut Creek Improvement District), Series 2016-A-1, 5.00%, due 12/1/2031	500,466
150,000	South Carolina Jobs Economic Development Authority Economic Development Revenue (River Park Senior Living Project), Series 2017-A, 7.75%, due 10/1/2057	151,992
300,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	33,000 (a)(b)
500,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	500 #(b)
		685,958
Tennessee 2.0%
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Blakeford At Green Hills), Series 2020-A, 4.00%, due 11/1/2045	433,247
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Tennessee – cont'd
$1,000,000	Shelby County Health & Educational Facilities Board Revenue (Madrone Memphis Student Housing I LLC), Series 2024-A1, 5.25%, due 6/1/2056	$962,270 (a)
		1,395,517
Texas 12.9%
750,000	Anson Educational Facilities Corp. Educational Revenue (Arlington Classics Academy), Series 2016-A, 5.00%, due 8/15/2045	735,580
95,000	Fort Bend County Industrial Development Corp. Revenue (NRG Energy, Inc.), Series 2012-A, 4.75%, due 5/1/2038	95,040
495,000	Harris County Municipal Utility District No. 489 General Obligation, Series 2023, (AG), 4.00%, due 9/1/2036	506,995
	Hidalgo County Regional Mobility Authority Toll & Vehicle Registration Junior Lien Refunding
755,000	Series 2022-B, 4.00%, due 12/1/2039	725,242
1,000,000	Series 2022-B, 4.00%, due 12/1/2040	946,059
500,000	New Hope Cultural Education Facilities Finance Corp. Revenue (Beta Academy), Series 2019-A, 5.00%, due 8/15/2049	452,621 (a)
1,000,000	New Hope Cultural Education Facilities Finance Corp. Revenue Refunding (Brazos Presbyterian Homes, Inc. Project), Series 2025, 5.38%, due 1/1/2060	984,478
500,000	New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue (Cardinal Bay, Inc. Village On The Park Carriage), Series 2016-C, 5.50%, due 7/1/2046	300,000 (b)
500,000	New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue (NCCD-College Station Properties LLC), Series 2015-A, 5.00%, due 7/1/2047	470,001 (b)
300,000	Port of Beaumont Navigation District Revenue (Jefferson Gulf Coast Energy Project), Series 2024-A, 5.25%, due 1/1/2054	288,190 (a)
1,875,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding (Baylor Health Care System Project), (LOC: TD Bank N.A.), Series 2011-C, 2.60%, due 11/15/2050	1,875,000 (c)
700,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding (Baylor Scott & White Health Project), (LOC: JP Morgan Chase Bank N.A.), Series 2024-A, 2.55%, due 11/15/2050	700,000 (c)
800,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding (Methodist Hospitals of Dallas), (LOC: TD Bank N.A.), Series 2008-A, 3.15%, due 10/1/2041	800,000 (c)
		8,879,206
Utah 1.9%
	Utah Infrastructure Agency Telecommunication Revenue
600,000	Series 2019-A, 4.00%, due 10/15/2036	598,820
1,000,000	Series 2021-A, 3.00%, due 10/15/2045	731,568
		1,330,388
Vermont 1.0%
500,000	Vermont Economic Development Authority Solid Waste Disposal Revenue (Casella Waste System, Inc.), Series 2013, 4.63%, due 4/1/2036 Putable 4/3/2028	507,969 (a)
165,000	Vermont Student Assistant Corp. Education Loan Revenue, Series 2015-A, 4.13%, due 6/15/2028	165,194
		673,163
Washington 0.7%
500,000	Washington State Housing Finance Commission Revenue Refunding (Horizon House Project), Series 2025-A, 6.25%, due 1/1/2056	501,246
West Virginia 3.1%
	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group)
1,500,000	Series 2023-B, 6.00%, due 9/1/2053	1,606,647
500,000	Series 2023-B, (AG), 5.38%, due 9/1/2053	524,333
		2,130,980
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Wisconsin 7.4%
$300,000	Public Finance Authority Education Revenue (Resh Triangle High School Project), Series 2015-A, 5.38%, due 7/1/2035	$300,078 (a)
500,000	Public Finance Authority Hospital Revenue (Carson Valley Medical Center), Series 2021-A, 4.00%, due 12/1/2051	406,638 (a)
2,000,000	Public Finance Authority Revenue (Georgia Sr. 400 Express Lanes Project), Series 2025, 5.75%, due 12/31/2065	2,068,214
359,235	Public Finance Authority Revenue (Goodwill Industries of Southern Nevada Project), Series 2015-A, 5.50%, due 12/1/2038	357,325
387,000	Public Finance Authority Revenue (Signorelli Project), Series 2024, 5.38%, due 12/15/2032	386,976 (a)
	Public Finance Authority Special Facility Revenue (Sky Harbour Capital LLC Aviation Facility Project)
500,000	Series 2021, 4.00%, due 7/1/2041	472,235
500,000	Series 2021, 4.25%, due 7/1/2054	415,347
200,000	Saint Croix Chippewa Indians of Wisconsin Refunding, Series 2021, 5.00%, due 9/30/2041	186,291 (a)
500,000	Wisconsin Health & Educational Facilities Authority Revenue (Chiara Housing & Services, Inc. Project), Series 2024, 6.00%, due 7/1/2060	504,374
		5,097,478
Total Municipal Notes (Cost $71,284,484)		68,386,127
Number of Shares
Common Stocks 0.0%‡
Materials 0.0%‡
16,031	TimberHP, Inc. (Cost $0)	0 *#(d)(e)
Total Investments 99.1% (Cost $71,284,484)		68,386,127
Other Assets Less Liabilities 0.9%		598,947
Net Assets 100.0%		$68,985,074

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2026, these securities amounted to $21,193,241, which represents 30.7% of net assets of the Fund.

(b)	Defaulted security.
(c)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2026.

(d)	Value determined using significant unobservable inputs.
(e)
Security fair valued as of January 31, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2026 amounted to $492,719, which represents
0.7% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
#  This security is subject to restrictions on resale. Total value of all such securities at January 31, 2026 amounted to $493,219, which represents 0.7% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 1/31/2026	Fair Value Percentage of Net Assets as of 1/31/2026
Maine State Finance Authority Revenue (TimberHP Madison LLC)	6/20/2025-12/3/2025	$274,111	$492,719	0.7%
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	06/25/2020	483,468	500	0.0%
TimberHP, Inc.	6/23/2025	—	—	0.0%
Total		$757,579	$493,219	0.7%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Municipal Notes
Maine	$—	$—	$492,719	$492,719
Other Municipal Notes#	—	67,893,408	—	67,893,408
Total Municipal Notes	—	67,893,408	492,719	68,386,127
Common Stocks#	—	—	—	—
Total Investments	$—	$67,893,408	$492,719	$68,386,127

#	The Schedule of Investments provides information on the industry, state/territory or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2026
Investments in Securities:
Municipal Notes(1)	$500	$2	$—	$(28)	$19	$—	$—	$—	$493	$(28)
Common Stocks(2)	—	—	—	—	—	—	—	—	—	—
Total	$500	$2	$—	$(28)	$19	$—	$—	$—	$493	$(28)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 1/31/2026	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$492,719	Market Approach	Discount rate	8.3%	8.3%	Decrease
		Income Approach	Liquidity Discount	5.0%	5.0%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(2) At January 31, 2026, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)
January 31, 2026

Principal Amount		Value
Municipal Notes 99.1%
Alabama 4.8%
$1,000,000	Energy Southeast A Cooperative District Revenue, Series 2024-B, 5.25%, due 7/1/2054 Putable 6/1/2032	$1,084,959
565,000	Fort Payne City General Obligation (School Warrants), Series 2018-B, (AG), 5.00%, due 5/1/2027	582,888
1,300,000	Gadsden General Obligation, Series 2025-A, (BAM), 5.00%, due 10/1/2050	1,355,343
750,000	Southeast Energy Authority A Cooperative District Revenue, Series 2025-D, 5.00%, due 9/1/2035	826,583
		3,849,773
Arizona 1.9%
1,000,000	Salt River Project Agricultural Improvement & Power District Revenue, Series 2025-C, 5.25%, due 1/1/2055	1,061,221
500,000	Sierra Vista Industrial Development Authority Revenue (American Leadership Academy Project), Series 2024, 5.00%, due 6/15/2059	433,861 (a)
		1,495,082
Arkansas 1.1%
550,000	Benton Washington Regional Public Water Authority Revenue Green Bond, Series 2022, (BAM), 4.00%, due 10/1/2033	572,933
315,000	Russellville Water & Sewer Revenue, Series 2018, (AG), 4.00%, due 7/1/2028	315,450
		888,383
District of Columbia 1.0%
775,000	District of Columbia Revenue Refunding (Gallaudet University), Series 2021-A, 5.00%, due 4/1/2051	771,914
Florida 3.1%
1,300,000	Miami-Dade County Water & Sewer System Revenue, Series 2025-A, 5.00%, due 10/1/2055	1,337,260
1,000,000	Wildwood Utility Dependent District Revenue (Senior-South Sumter Utilities Project), Series 2021, (BAM), 5.00%, due 10/1/2034	1,114,390
		2,451,650
Georgia 5.4%
	Main Street Natural Gas, Inc. Gas Supply Revenue
1,000,000	Series 2023-A, 5.00%, due 6/1/2053 Putable 6/1/2030	1,061,627
625,000	Series 2024-B, 5.00%, due 12/1/2054 Putable 3/1/2032	676,127
1,420,000	Series 2025-A, 5.00%, due 6/1/2055 Putable 6/1/2032	1,533,366
1,000,000	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding, Series 2016-B, 5.00%, due 7/1/2035 Pre-Refunded 7/1/2026	1,011,681
		4,282,801
Illinois 4.1%
	Cook County Community Consolidated School District No. 21 General Obligation (Wheeling School Building)
1,000,000	Series 2019-A, (AG), 4.00%, due 12/1/2035	1,019,915
880,000	Series 2020-A, (BAM), 5.00%, due 12/1/2030	941,921
	Illinois State General Obligation
670,000	Series 2016, 4.00%, due 1/1/2031	670,459
600,000	Series 2023-B, 5.00%, due 5/1/2028	631,652
		3,263,947
Indiana 2.5%
500,000	Indiana Finance Authority Revenue (Indiana University Health), Series 2023-A, 5.00%, due 10/1/2053	509,382
400,000	IPS Multi-School Building Corp. Revenue, Series 2024, (ST INTERCEPT), 5.00%, due 7/15/2039	442,951
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Indiana – cont'd
$1,000,000	Northern Indiana Commuter Transportation District Revenue, Series 2024, 5.00%, due 1/1/2054	$1,034,105
		1,986,438
Iowa 1.4%
1,000,000	Des Moines Metropolitan Wastewater Reclamation Authority Revenue, Series 2024-B, 5.00%, due 6/1/2037	1,111,782
Kentucky 5.0%
	Breathitt County School District Finance Corp. Revenue
210,000	Series 2021, (ST INTERCEPT), 2.00%, due 4/1/2027	207,395
835,000	Series 2021, (ST INTERCEPT), 2.00%, due 4/1/2029	802,764
900,000	Daviess County School District Finance Corp. Revenue, Series 2021-A, (ST INTERCEPT), 2.00%, due 12/1/2031	827,351
650,000	Green County School District Finance Corp., Series 2021, (ST INTERCEPT), 2.00%, due 10/1/2026	645,141
500,000	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health), Series 2017-A, 5.00%, due 6/1/2041	502,558
1,000,000	Logan-Todd Regional Water Commission Revenue Refunding, Series 2016-A, (AG), 5.00%, due 7/1/2028	1,010,799
		3,996,008
Louisiana 4.3%
1,000,000	East Baton Rouge Parish School System General Obligation, Series 2025, (BAM), 5.00%, due 3/1/2045	1,042,490
	Natchitoches Parish School District No. 9 General Obligation
505,000	Series 2018, (AG), 5.00%, due 3/1/2027	517,953
755,000	Series 2018, (AG), 5.00%, due 3/1/2028	791,331
1,000,000	Rapides Parish Consolidated School District No. 62 General Obligation, Series 2024, (BAM), 5.00%, due 3/1/2043	1,053,782
		3,405,556
Maine 0.2%
207,461	Maine State Finance Authority Revenue (TimberHP Madison LLC), Series 2025, 8.50%, due 6/1/2035	197,088 #(b)(c)
Michigan 9.4%
1,000,000	Dearborn General Obligation (Sewer), Series 2018, 4.00%, due 4/1/2033	1,029,352
	Detroit General Obligation
500,000	Series 2021-A, 4.00%, due 4/1/2040	495,893
250,000	Series 2023-C, 6.00%, due 5/1/2043	278,402
70,000	Fowlerville Community School District Refunding General Obligation, Series 2022, (Q-SBLF), 4.00%, due 5/1/2033	75,179
	Kent Hospital Finance Authority Revenue (Mary Free Bed Rehabilitation Hospital)
105,000	Series 2021-A, 5.00%, due 4/1/2028	109,731
1,015,000	Series 2021-A, 4.00%, due 4/1/2033	1,056,755
500,000	Livonia Public School District General Obligation, Series 2016, (AG), 5.00%, due 5/1/2028	503,110
750,000	Michigan State Housing Development Authority Revenue (Non Ace), Series 2016-B, 2.50%, due 12/1/2026	748,216
290,000	Michigan State Housing Development Authority Revenue Refunding, Series 2018-B, 3.15%, due 4/1/2028	292,114
1,000,000	Michigan State Strategic Fund Ltd. Obligation Revenue (Green Bond-Recycled Board Machine Project), Series 2021, 4.00%, due 10/1/2061 Putable 10/1/2026	999,323
	Trenton Public School District General Obligation (School Building & Site)
785,000	Series 2018-B, (Q-SBLF), 5.00%, due 5/1/2036	823,314
1,025,000	Series 2018-B, (Q-SBLF), 5.00%, due 5/1/2039	1,064,106
		7,475,495
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Minnesota 2.6%
	Duluth Economic Development Authority Revenue Refunding (Saint Luke's Hospital of Duluth)
$310,000	Series 2022-A, 5.00%, due 6/15/2027	$319,969
410,000	Series 2022-A, 5.00%, due 6/15/2028	433,677
	Minnesota Agricultural & Economic Development Board Revenue (HealthPartners Obligated Group)
250,000	Series 2024, 5.00%, due 1/1/2036	282,034
1,000,000	Series 2024, 5.25%, due 1/1/2054	1,029,492
		2,065,172
Mississippi 1.0%
730,000	Gulfport Revenue (Memorial Hospital At Gulfport), Series 2025, 5.00%, due 7/1/2032	807,524
Missouri 3.4%
1,000,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Refunding (Combined Lien Mass Transit Sales Tax Appropriation), Series 2019, 4.00%, due 10/1/2036	1,023,146
	Saint Louis School District General Obligation
510,000	Series 2023, (AG), 5.00%, due 4/1/2035	574,330
1,000,000	Series 2023, (AG), 5.00%, due 4/1/2039	1,097,881
		2,695,357
New Hampshire 1.6%
	New Hampshire Business Finance Authority Revenue (Pennichuck Water Works, Inc.)
250,000	Series 2024-A, 5.50%, due 4/1/2043	263,146
300,000	Series 2024-A, 5.38%, due 4/1/2049	302,724
325,000	Series 2024-A, 5.50%, due 4/1/2054	325,012
400,000	Series 2024-A, 5.63%, due 4/1/2059	402,001
		1,292,883
New Jersey 0.1%
100,000	New Jersey State Transportation Trust Fund Authority Revenue Refunding, Series 2021-A, 5.00%, due 6/15/2031	112,753
New Mexico 1.3%
1,000,000	New Mexico Municipal Energy Acquisition Authority Revenue Refunding, Series 2025, 5.00%, due 6/1/2054 Putable 11/1/2030	1,066,455
New York 7.7%
250,000	Buffalo Sewer Authority Environmental Impact Revenue (Green Bond), Series 2021, 1.75%, due 6/15/2049	186,553 (d)
200,000	Build NYC Resource Corp. Revenue (New Dawn Charter School Project), Series 2019, 5.75%, due 2/1/2049	197,594 (a)
300,000	Metropolitan Transportation Authority Dedicated Tax Fund Revenue Refunding, (LOC: TD Bank N.A.), Series 2008-A-1, 3.20%, due 11/1/2031	300,000 (e)
100,000	Metropolitan Transportation Authority Revenue, (LOC: Barclays Bank PLC), Series 2015-E1, 3.20%, due 11/15/2050	100,000 (e)
400,000	Metropolitan Transportation Authority Revenue Refunding, (LOC: Barclays Bank PLC), Series 2012-G-1, 3.20%, due 11/1/2032	400,000 (e)
150,000	Nassau County Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project), Series 2014, 5.00%, due 7/1/2027	150,794
1,090,000	New York City Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds), Series 2021-F-1, (FHA), 1.25%, due 5/1/2029	1,014,733
	New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding (Second General Resolution Revenue Bonds)
1,070,000	Series 2023-DD, 5.25%, due 6/15/2047	1,135,708
1,250,000	Series 2024-BB, 5.25%, due 6/15/2054	1,305,762
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$200,000	New York General Obligation, Series 2012-2, 3.20%, due 4/1/2042	$200,000 (e)
1,000,000	New York State Dormitory Authority Revenue (Financing Program), Series 2023-A, (AG), (ST AID WITHHLDG), 5.00%, due 10/1/2036	1,114,132
		6,105,276
North Carolina 1.5%
600,000	Charlotte-Mecklenburg Hospital Authority Revenue (Atrium Health), (LOC: JP Morgan Chase Bank N.A.), Series 2018-G, 3.20%, due 1/15/2048	600,000 (e)
400,000	Charlotte-Mecklenburg Hospital Authority Revenue Refunding, (LOC: JP Morgan Chase Bank N.A.), Series 2007-C, 3.20%, due 1/15/2037	400,000 (e)
175,000	Scotland County Revenue, Series 2018, 5.00%, due 12/1/2026	178,350
		1,178,350
Ohio 1.5%
520,000	Akron Bath Copley Joint Township Hospital District (Summa Health Systems Obligation), Series 2020, 4.00%, due 11/15/2036 Pre-Refunded 11/15/2030	556,891
400,000	Cuyahoga Metropolitan Housing Authority Revenue, Series 2021, (2045 Initiative Project), (HUD), 2.00%, due 12/1/2031	367,062
250,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	230,989 (a)
		1,154,942
Oklahoma 3.7%
770,000	Johnston County Educational Facility Authority Lease Revenue (Tishomingo Public School Project), Series 2022, 4.00%, due 9/1/2030	803,697
650,000	Lincoln County Education Facility Authority Education Facilities Lease Revenue (Stroud Public School Project), Series 2016, 5.00%, due 9/1/2027	657,925
395,000	Oklahoma County Finance Authority Revenue (Choctaw-Nicoma Park Public Schools Project), Series 2023, 5.00%, due 9/1/2032	443,935
1,000,000	Oklahoma County Finance Authority Revenue (Midwest City-Del Public Schools Project), Series 2004, (BAM), 5.00%, due 10/1/2044	1,057,831
		2,963,388
Oregon 0.8%
620,000	Oregon State Facilities Authority Revenue Refunding (Peacehealth), (LOC: TD Bank N.A.), Series 2018-B, 3.20%, due 8/1/2034	620,000 (e)
Pennsylvania 6.9%
	Pennsylvania Housing Finance Agency Revenue
395,000	Series 2025-148A, 3.30%, due 10/1/2030	399,989
1,065,000	Series 2025-148A, 3.45%, due 10/1/2031	1,086,180
1,000,000	Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue, Series 2018-127B, 2.85%, due 4/1/2026	1,000,360
1,250,000	Philadelphia Authority for Industrial Development Revenue (Rebuilt Project), Series 2025-A, 5.00%, due 12/1/2042	1,382,796
1,500,000	Redevelopment Authority of the City of Philadelphia Revenue Refunding, Series 2025-A, 5.00%, due 4/15/2030	1,647,043
		5,516,368
South Carolina 2.7%
1,000,000	Newberry Investing in Children's Education Revenue Refunding, Series 2025, 5.00%, due 12/1/2029	1,085,642
150,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	16,500 (a)(f)
175,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	175 #(f)
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
South Carolina – cont'd
$1,000,000	South Carolina State Housing Finance & Development Authority Revenue (573 Meeting Street Project), Series 2024, (HUD), 3.00%, due 4/1/2043 Putable 4/1/2027	$1,002,184
		2,104,501
Tennessee 1.6%
1,000,000	Tennessee Energy Acquisition Corp. Revenue Refunding (Gas Project), Series 2023-A-1, 5.00%, due 5/1/2053 Putable 5/1/2028	1,036,367
235,000	Tennessee Housing Development Agency Residential Finance Program Revenue, Series 2019, 3.25%, due 7/1/2032	235,780
		1,272,147
Texas 12.4%
1,210,000	Anna Independent School District General Obligation, Series 2023, (PSF-GTD), 4.13%, due 2/15/2053	1,130,769
1,000,000	Dallas Independent School District General Obligation, Series 2025-C, (PSF-GTD), 5.00%, due 2/15/2034	1,169,978
500,000	El Paso TX Water & Sewer Revenue Refunding, Series 2025, 5.00%, due 3/1/2032	567,624
1,000,000	EP Tuscany Zaragosa PFC Revenue (Home Essential Function Housing Program), Series 2023, 4.00%, due 12/1/2033	1,007,668
625,000	Hidalgo County Regional Mobility Authority Revenue Toll & Vehicle Registration Junior Lien Refunding, Series 2022-B, 4.00%, due 12/1/2038	607,545
100,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding (Baylor Scott & White Health Project), (LOC: JP Morgan Chase Bank N.A.), Series 2024-A, 2.55%, due 11/15/2050	100,000 (e)
	Texas Water Development Board Revenue (Master Trust)
795,000	Series 2020, 4.00%, due 10/15/2031	846,488
1,000,000	Series 2022, 5.00%, due 10/15/2047	1,041,874
1,250,000	Series 2023-A, 5.00%, due 10/15/2058	1,283,955
1,015,000	Weslaco General Obligation Refunding, Series 2017, (AG), 5.00%, due 8/15/2027	1,050,098
1,000,000	Ysleta Independent School District General Obligation (School Building), Series 2017-B, (PSF-GTD), 5.00%, due 8/15/2041	1,006,297
		9,812,296
Utah 0.6%
410,000	Utah Infrastructure Agency Telecommunication Revenue, Series 2024, 5.25%, due 10/15/2039	443,006
Washington 2.0%
1,000,000	Discovery Clean Water Alliance Sewer Revenue, Series 2022, 5.00%, due 12/1/2037	1,109,847
458,174	Washington State Housing Finance Commission, Series 2021-A-1, 3.50%, due 12/20/2035	449,326
		1,559,173
West Virginia 3.5%
500,000	West Virginia Hospital Finance Authority Revenue (Improvement West Virginia University Health System Obligated Group), Series 2018-A, 5.00%, due 6/1/2052	502,027
500,000	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group), Series 2023-B, 6.00%, due 9/1/2053	535,549
700,000	West Virginia Hospital Finance Authority Revenue (West Virginia University Health Systems), Series 2017-A, 5.00%, due 6/1/2035	714,026
990,000	West Virginia Water Development Authority Revenue Refunding (Loan Program), Series 2018-A-IV, 5.00%, due 11/1/2036	1,022,139
		2,773,741
Total Municipal Notes (Cost $79,197,879)		78,719,249
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Common Stocks 0.0%‡
Materials 0.0%‡
40,078	TimberHP, Inc. (Cost $0)	$0 *#(b)(c)
Total Investments 99.1% (Cost $79,197,879)		78,719,249
Other Assets Less Liabilities 0.9%		701,078
Net Assets 100.0%		$79,420,327

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2026, these securities amounted to $878,944, which represents 1.1% of net assets of the Fund.

(b)	Value determined using significant unobservable inputs.
(c)
Security fair valued as of January 31, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2026 amounted to $197,088, which represents
0.2% of net assets of the Fund.

(d)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
January 31, 2026.

(e)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2026.

(f)	Defaulted security.
#  This security is subject to restrictions on resale. Total value of all such securities at January 31, 2026 amounted to $197,263, which represents 0.2% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 1/31/2026	Fair Value Percentage of Net Assets as of 1/31/2026
Maine State Finance Authority Revenue (TimberHP Madison LLC)	6/20/2025-12/3/2025	$109,644	$197,088	0.2%
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	12/4/2018	171,386	175	0.0%
TimberHP, Inc.	6/23/2025	—	—	0.0%
Total		$281,030	$197,263	0.2%
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Municipal Notes
Maine	$—	$—	$197,088	$197,088
Other Municipal Notes#	—	78,522,161	—	78,522,161
Total Municipal Notes	—	78,522,161	197,088	78,719,249
Common Stocks#	—	—	—	—
Total Investments	$—	$78,522,161	$197,088	$78,719,249

#	The Schedule of Investments provides information on the state/territory or industry categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2026
Investments in Securities:
Municipal Notes(1)	$200	$1	$—	$(11)	$7	$—	$—	$—	$197	$(11)
Common Stocks(2)	—	—	—	—	—	—	—	—	—	—
Total	$200	$1	$—	$(11)	$7	$—	$—	$—	$197	$(11)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 1/31/2026	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$197,088	Market Approach	Discount rate	8.3%	8.3%	Decrease
		Income Approach	Liquidity Discount	5.0%	5.0%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(2) At January 31, 2026, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)
January 31, 2026

Principal Amount		Value
Municipal Notes 101.1%
Alabama 4.7%
$330,000	Black Belt Energy Gas District (Alabama Gas Prepay Gas Supply Revenue Project No. 7), Series 2021-C-1, 4.00%, due 10/1/2052 Putable 12/1/2026	$333,616
	Black Belt Energy Gas District Revenue
135,000	Series 2024-B, 5.00%, due 10/1/2055 Putable 9/1/2032	145,391
2,000,000	Series 2024-D, 5.00%, due 3/1/2055 Putable 11/1/2034	2,160,002
	Energy Southeast A Cooperative District Revenue
1,380,000	Series 2024-B, 5.25%, due 7/1/2054 Putable 6/1/2032	1,497,243
395,000	Series 2025-A, 5.00%, due 11/1/2035	424,570
1,000,000	Southeast Alabama Gas Supply District Revenue Refunding, Series 2024, 5.00%, due 6/1/2049 Putable 5/1/2032	1,070,491
	Southeast Energy Authority A Cooperative District Revenue
2,135,000	Series 2025-E, 5.00%, due 10/1/2030	2,317,984
1,240,000	Series 2025-H, 5.00%, due 11/1/2035	1,337,851
		9,287,148
Arizona 0.2%
15,000	Maricopa County Industrial Development Authority Revenue Refunding (Banner Health Obligated Group), Series 2016-A, 5.00%, due 1/1/2029	16,092
500,000	Sierra Vista Industrial Development Authority Revenue (American Leadership Academy Project), Series 2024, 5.00%, due 6/15/2059	433,861 (a)
		449,953
Arkansas 0.7%
700,000	Mountain Home Arkansas Sales & Use Tax Revenue, Series 2021-B, 2.00%, due 9/1/2038	545,596
800,000	Searcy City Sales & Use Tax Revenue, Series 2024, 5.00%, due 11/1/2029	865,265
		1,410,861
California 4.6%
1,000,000	California Community Choice Financing Authority Revenue (Clean Energy), Series 2024-B, 5.00%, due 1/1/2055 Putable 12/1/2032	1,055,273
4,155,000	California General Obligation Refunding, Series 2025, 3.25%, due 8/1/2031	4,326,398
1,362,952	California Housing Finance Agency Municipal Certificate, Series 2019-2, 4.00%, due 3/20/2033	1,400,362
300,000	California Municipal Finance Authority Revenue (Northbay Healthcare Group), Series 2017-A, 5.25%, due 11/1/2036	302,116
25,000	California Statewide Communities Development Authority Revenue (Kaiser Permanente), Series 2004-MR, 5.00%, due 4/1/2038 Putable 11/1/2029	27,473
535,000	Contra Costa County Redevelopment Agency Successor Agency Tax Allocation Refunding, Series 2017-A, (BAM), 5.00%, due 8/1/2032	556,009
	Fresno Joint Power Financing Authority Lease Revenue Refunding (Master Lease Project)
115,000	Series 2017-A, (AG), 5.00%, due 4/1/2027	118,800
280,000	Series 2017-A, (AG), 5.00%, due 4/1/2032	288,654
760,000	Los Angeles Department of Water & Power Revenue Refunding, Series 2024-C, 5.00%, due 7/1/2037	861,391
50,000	San Francisco City & County Redevelopment Agency Successor Agency Refunding (Community Facilities District No. 6), Series 2023, (AG), 5.25%, due 8/1/2042	55,865
		8,992,341
Colorado 0.6%
130,000	Colorado State Certificate of Participation (Health Sciences Facilities), Series 2024-A, 5.00%, due 11/1/2053	135,744
360,000	Denver City & County School District No. 1 General Obligation, Series 2025-A, (ST AID WITHHLDG), 5.25%, due 12/1/2041	414,329
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Colorado – cont'd
$340,000	Denver Health & Hospital Authority Healthcare Revenue Refunding, Series 2019-A, 4.00%, due 12/1/2037	$337,000
250,000	Westminster Public Schools Certificate of Participation, Series 2019, (AG), 5.00%, due 12/1/2030	267,322
		1,154,395
Connecticut 1.0%
1,045,000	Connecticut State Special Tax Revenue, Series 2024-A-2, 5.00%, due 7/1/2038	1,202,984
600,000	Connecticut State Special Tax Revenue Refunding, Series 2024-B, 5.00%, due 7/1/2029	653,836
		1,856,820
District of Columbia 1.3%
1,650,000	District of Columbia General Obligation, Series 2019-A, 5.00%, due 10/15/2036	1,756,365
785,000	Washington Convention & Sports Authority Revenue, Series 2021-A, 5.00%, due 10/1/2027	820,096
		2,576,461
Florida 1.8%
175,000	City Of South Miami Health Facilities Authority, Inc. Revenue Refunding (Baptist Health South Florida Obligated Group), Series 2017, 5.00%, due 8/15/2029	181,791
270,000	Cityplace Community Development District Special Assessment Revenue Refunding, Series 2012, 5.00%, due 5/1/2026	271,214
	Florida Development Finance Corp. Revenue (Tampa General Hospital Project)
75,000	Series 2024-A, 5.00%, due 8/1/2028	79,525
35,000	Series 2024-A, 5.00%, due 8/1/2029	37,839
	Palm Beach County Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)
40,000	Series 2019, 5.00%, due 8/15/2031	43,268
50,000	Series 2019, 5.00%, due 8/15/2034	53,576
10,000	Series 2019, 5.00%, due 8/15/2036	10,627
390,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.00%, due 5/1/2029	388,710
500,000	Village Community Development District No. 15 Special Assessment Revenue, Series 2024, 4.80%, due 5/1/2055	477,040 (a)
750,000	Village Community Development District No. 16 Special Assessment Revenue, Series 2025, 5.13%, due 5/1/2056	744,662
	Wildwood Utility Dependent District Revenue (Senior-South Sumter Utilities Project)
350,000	Series 2021, (BAM), 5.00%, due 10/1/2034	390,037
300,000	Series 2021, (BAM), 5.00%, due 10/1/2035	332,441
250,000	Series 2021, (BAM), 5.00%, due 10/1/2036	275,449
300,000	Series 2021, (BAM), 5.00%, due 10/1/2037	328,820
		3,614,999
Georgia 5.4%
1,450,000	Georgia State Revenue Refunding, Series 2023-C, 5.00%, due 1/1/2033	1,692,581
5,065,000	Main Street Natural Gas, Inc. Gas Supply Revenue, Series 2024-B, 5.00%, due 12/1/2054 Putable 3/1/2032	5,479,338
2,500,000	Monroe County Development Authority PCR Revenue (Georgia Power Co. Plant-Scherer Project), Series 2009, 1.00%, due 7/1/2049 Putable 8/21/2026	2,468,670
	Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4 Project M Bonds)
345,000	Series 2019-A, 5.00%, due 1/1/2032	362,882
100,000	Series 2019-A, 5.00%, due 1/1/2033	104,967
500,000	Savannah Georgia Convention Center Authority Revenue (Convention Center Hotel-Third Tier), Series 2025-C, (AG), 5.00%, due 6/1/2058	511,282
		10,619,720
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Illinois 10.9%
$170,000	Bureau County Township High School District No. 502 General Obligation, Series 2017-A, (BAM), 5.00%, due 12/1/2033 Pre-Refunded 12/1/2027	$178,037
	Cook County Sales Tax Revenue Refunding
3,340,000	Series 2021-A, 5.00%, due 11/15/2031	3,709,817
1,415,000	Series 2021-A, 5.00%, due 11/15/2032	1,567,041
735,000	Illinois Finance Authority Revenue (Government Program-Brookfield Lagrange Park School District No. 95 Project), Series 2018, 4.00%, due 12/1/2038	740,414
	Illinois Finance Authority Revenue (Government Program-E Prairie School District No. 73 Project)
965,000	Series 2018, (BAM), 5.00%, due 12/1/2029	1,012,197
35,000	Series 2018, (BAM), 4.00%, due 12/1/2042	35,070
50,000	Illinois Finance Authority Revenue Refunding (Carle Foundation), Series 2021-A, 5.00%, due 8/15/2033	55,585
500,000	Illinois Finance Authority Revenue Refunding (Northwestern Memorial Healthcare), (LOC: Barclays Bank PLC), Series 2021-C, 3.15%, due 7/15/2055	500,000 (b)
	Illinois State Finance Authority Revenue (Downers Grove Community High School District No. 99 Project)
900,000	Series 2019, 4.00%, due 12/15/2030	931,568
900,000	Series 2019, 4.00%, due 12/15/2031	926,179
	Illinois State General Obligation
3,605,000	Series 2017-D, 5.00%, due 11/1/2027	3,754,862
2,815,000	Series 2017-D, 5.00%, due 11/1/2028	2,927,977
800,000	Series 2020, 5.75%, due 5/1/2045	845,687
1,000,000	Series 2025-E, 5.00%, due 9/1/2045	1,034,509
	Peoria School District No. 150 General Obligation Refunding
395,000	Series 2020-A, (AG), 4.00%, due 12/1/2026	399,959
1,795,000	Series 2020-A, (AG), 4.00%, due 12/1/2027	1,819,149
975,000	Series 2020-A, (AG), 4.00%, due 12/1/2028	988,410
		21,426,461
Indiana 1.4%
650,000	Fairfield School Building Corp. Revenue, Series 2021, (ST INTERCEPT), 3.00%, due 7/15/2028	651,124
500,000	Indiana State Finance Authority Revenue Refunding (Greencroft Obligation Group), Series 2021-A, 4.00%, due 11/15/2043	445,390
515,000	Indiana State Municipal Power Agency Revenue Refunding, Series 2016-C, 5.00%, due 1/1/2027	520,309
1,000,000	Indianapolis Local Public Improvement Bond Bank Revenue (Convention Center Hotel), Series 2023-E, 6.00%, due 3/1/2053	1,039,761
		2,656,584
Iowa 1.0%
	Iowa Finance Authority Revenue
200,000	(LOC: TD Bank N.A.), Series 2019-E, (FHLMC), (FNMA), (GNMA), 2.27%, due 1/1/2049	200,000 (b)
750,000	(LOC: TD Bank N.A.), Series 2020-E, (FHLMC), (FNMA), (GNMA), 2.27%, due 7/1/2049	750,000 (b)
1,050,000	Iowa Higher Education Loan Authority Revenue (Private College Des Moines University Project), Series 2020, 5.00%, due 10/1/2027	1,084,268
		2,034,268
Kansas 0.8%
500,000	Garden City Revenue (Sports Of The World Bond Project), Series 2025, 5.38%, due 6/1/2039	508,114 (a)
1,085,000	Wichita Sales Tax Special Obligation Revenue (River District Stadium Star Bond Project), Series 2018, 5.00%, due 9/1/2027	1,127,735
		1,635,849
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Kentucky 1.4%
$1,550,000	Kentucky Public Energy Authority Revenue, Series 2024-A, 5.00%, due 5/1/2055 Putable 7/1/2030	$1,641,981
	Kentucky State Property & Building Commission Revenue (Project No.128)
785,000	Series 2023-A, 5.00%, due 11/1/2035	905,382
120,000	Series 2023-A, 5.50%, due 11/1/2043	133,956
		2,681,319
Louisiana 1.3%
	Louisiana Stadium & Exposition District Revenue Refunding
50,000	Series 2023-A, 5.00%, due 7/1/2037	55,790
1,600,000	Series 2023-A, 5.00%, due 7/1/2048	1,639,169
750,000	Saint John the Baptist Parish LA Revenue Refunding (Marathon Oil Corp. Project), Subseries 2017-B-2, 2.38%, due 6/1/2037 Putable 7/1/2026	748,513
		2,443,472
Maryland 1.8%
1,725,000	Maryland State Housing & Community Development Administration Department Revenue Refunding, Series 2020-D, 1.95%, due 9/1/2035	1,468,888
1,840,000	Montgomery County General Obligation, Series 2019-A, 5.00%, due 11/1/2029	2,024,956
		3,493,844
Massachusetts 3.6%
1,945,000	Commonwealth of Massachusetts General Obligation, Series 2024-A, 5.00%, due 1/1/2035	2,287,125
1,450,000	Commonwealth of Massachusetts Transportation Fund Revenue (Rail Enhancement Program), Series 2022-B, 5.00%, due 6/1/2052	1,495,449
1,860,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series 2023-A-1, 5.00%, due 7/1/2040	2,080,325
1,045,000	Massachusetts School Building Authority Revenue Refunding, Series 2025-B, 5.00%, due 2/15/2038	1,271,771
		7,134,670
Michigan 2.3%
3,000,000	Eastern Michigan University Revenue, (LOC: Barclays Bank PLC), Series 2025-B, 3.20%, due 3/1/2052	3,000,000 (b)
	Walled Lake Consolidated School District
690,000	Series 2020, (Q-SBLF), 5.00%, due 5/1/2032	758,501
675,000	Series 2020, (Q-SBLF), 5.00%, due 5/1/2033	739,599
		4,498,100
Minnesota 0.5%
540,000	Minnesota State General Obligation Refunding, Series 2023-D, 5.00%, due 8/1/2031	615,469
400,000	Saint Paul Housing & Redevelopment Authority Health Care Revenue Refunding (Fairview Health Services Obligated Group), Series 2017-A, 4.00%, due 11/15/2043	370,819
		986,288
Mississippi 1.1%
	Mississippi Business Finance Corp. Revenue (Chevron USA, Inc. Project)
280,000	Series 2007-B, 3.40%, due 12/1/2030	280,000 (b)
1,600,000	Series 2007-E, 3.40%, due 12/1/2030	1,600,000 (b)
325,000	Mississippi State General Obligation Refunding, Series 2015-C, 5.00%, due 10/1/2026	326,947
		2,206,947
Missouri 0.5%
800,000	Missouri State Health & Educational Facilities Authority Revenue (Mercy Health), Series 2023, 5.50%, due 12/1/2040	906,609
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Missouri – cont'd
	Missouri State Housing Development Commission Single Family Mortgage Revenue (Non-AMT Special Homeownership Loan Program)
$90,000	Series 2014-A, (FHLMC), (FNMA), (GNMA), 3.80%, due 11/1/2034	$90,011
50,000	Series 2014-A, (FHLMC), (FNMA), (GNMA), 4.00%, due 11/1/2039	50,000
		1,046,620
Nebraska 1.4%
2,520,000	Central Plains Energy Project Revenue Refunding, Series 2023-A, 5.00%, due 5/1/2054 Putable 11/1/2029	2,674,041
New Jersey 3.2%
1,500,000	New Jersey Health Care Facilities Financing Authority Contract Revenue Refunding (Hospital Asset Transportation Program), Series 2017, 5.00%, due 10/1/2028	1,582,289
1,130,000	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group), Series 2017-A, 5.00%, due 7/1/2029	1,167,411
600,000	New Jersey State Transportation Trust Fund Authority, Series 2019-BB, 5.00%, due 6/15/2029	644,519
1,270,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue, Series 2024-CC, 5.00%, due 6/15/2031	1,431,963
565,000	New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding, Series 2019-A, 5.00%, due 12/15/2028	606,246
750,000	Newark General Obligation, Series 2020-A, (AG), (ST AID WITHHLDG), 5.00%, due 10/1/2027	781,064
		6,213,492
New York 19.8%
140,000	Albany Capital Resource Corp. Revenue Refunding (Albany College of Pharmacy & Health Sciences), Series 2014-A, 5.00%, due 12/1/2026	140,170
410,000	Broome County Local Development Corp. Revenue (Good Shepherd Village at Endwell, Inc. Project), Series 2021, 4.00%, due 7/1/2047	350,767
100,000	Dutchess County Local Development Corp. Revenue Refunding (Culinary Institute of America Project), Series 2021, 4.00%, due 7/1/2036	101,739
635,000	Empire State Development Corp. Revenue, Series 2024-A, 5.00%, due 3/15/2038	732,225
230,000	Metropolitan Transportation Authority Dedicated Tax Fund Revenue Refunding, (LOC: TD Bank N.A.), Series 2008-A-1, 3.20%, due 11/1/2031	230,000 (b)
825,000	Monroe County General Obligation (Public Improvement), Series 2019-A, (BAM), 4.00%, due 6/1/2028	829,468
500,000	New Paltz Central School District General Obligation, Series 2019, (ST AID WITHHLDG), 4.00%, due 2/15/2029	508,987
2,375,000	New York City Housing Development Corp. Revenue, Series 2020-C, (FNMA), (HUD), 2.15%, due 8/1/2035	2,087,772
2,000,000	New York City Municipal Water Finance Authority Water & Sewer System Revenue (Second General Resolution Revenue Bonds), Series 2026, 5.00%, due 6/15/2056	2,064,467 (c)
	New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding (Second General Resolution Revenue Bonds)
400,000	(LOC: JP Morgan Chase Bank N.A.), Series 2013-AA-1, 3.25%, due 6/15/2050	400,000 (b)
1,000,000	Series 2023-DD, 5.25%, due 6/15/2047	1,061,410
	New York City Transitional Finance Authority Revenue (Future Tax Secured)
3,730,000	Series 2016-A-1, 5.00%, due 5/1/2040	3,741,597
800,000	Series 2024-C, 5.00%, due 5/1/2041	883,229
1,525,000	Series 2024-C, 5.00%, due 5/1/2045	1,617,552
500,000	Series 2025-E, 5.00%, due 11/1/2036	578,515
1,830,000	Subseries 2016-A-1, 4.00%, due 5/1/2031	1,835,124
345,000	New York City Transitional Finance Authority Revenue Refunding (Future Tax Secured), Series 2025-F-1, 5.00%, due 11/1/2038	393,543
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
	New York City Trust for Cultural Resource Revenue Refunding (Carnegie Hall)
$160,000	Series 2019, 5.00%, due 12/1/2037	$171,292
765,000	Series 2019, 5.00%, due 12/1/2038	816,352
370,000	Series 2019, 5.00%, due 12/1/2039	393,491
	New York General Obligation
90,000	Series 2018 E-1, 5.00%, due 3/1/2031	94,668
300,000	Series 2019-B-3, 3.20%, due 10/1/2046	300,000 (b)
1,900,000	Series 2024-C1, 5.00%, due 9/1/2047	1,966,035
250,000	Subseries 2018-F-1, 5.00%, due 4/1/2034	262,291
3,900,000	New York General Obligation Refunding, Series 2011-D, 5.00%, due 10/1/2038	4,434,274
150,000	New York Liberty Development Corp. Revenue Refunding Green Bonds (4 World Trade Center Project), Series 2021-A, 2.50%, due 11/15/2036	132,814
	New York State Dormitory Authority Revenue Refunding
1,275,000	Series 2024-A, 5.00%, due 3/15/2035	1,492,855
500,000	Series 2025-A, 5.00%, due 3/15/2041	568,130
750,000	Series 2025-C, 5.00%, due 3/15/2034	889,310
1,300,000	Series 2025-C, 5.00%, due 3/15/2039	1,501,484
1,975,000	New York State Thruway Authority Revenue Refunding, Series 2026-A, 5.00%, due 1/1/2045	2,136,792
1,000,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (JFK International Airport Terminal 4 Project), Series 2020-C, 5.00%, due 12/1/2038	1,069,493
300,000	Oneida Indian Nation of New York Revenue, Series 2024-B, 6.00%, due 9/1/2043	324,192 (a)
320,000	Onondaga Civic Development Corp. (Le Moyne Collage Project), Series 2021, 5.00%, due 7/1/2034	341,963
	Onondaga Civic Development Corp. Refunding (Le Moyne Collage Project)
300,000	Series 2022, 4.00%, due 7/1/2034	305,951
150,000	Series 2022, 4.00%, due 7/1/2036	150,921
350,000	Series 2022, 4.00%, due 7/1/2039	343,356
350,000	Series 2022, 4.00%, due 7/1/2042	323,882
815,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Fifty), Series 2025-250, 5.00%, due 10/15/2032	950,811
1,000,000	Schenectady County Capital Resource Corp. Revenue (One Broadway Center Project), Series 2025-A, 5.25%, due 1/1/2050	1,048,742
	Triborough Bridge & Tunnel Authority Revenue
100,000	(LOC: U.S. Bank N.A.), Series 2003-B-1, 3.25%, due 1/1/2033	100,000 (b)
210,000	Series 2025-A, 5.50%, due 12/1/2059	223,119
500,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2041	520,425
450,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2049	410,225
		38,829,433
North Carolina 1.3%
400,000	Charlotte-Mecklenburg Hospital Authority Revenue (Atrium Health), (LOC: JP Morgan Chase Bank N.A.), Series 2018-G, 3.20%, due 1/15/2048	400,000 (b)
1,000,000	Mecklenburg County Obligation Refunding, Series 2025-A, 5.00%, due 2/1/2037	1,170,872
800,000	North Carolina State General Obligation, Series 2025-C, 5.00%, due 6/1/2032	924,573
		2,495,445
Ohio 1.9%
	Allen County Hospital Facilities Revenue Refunding (Bon Secours Mercy Health)
10,000	Series 2017-A, 5.00%, due 8/1/2027	10,375
10,000	Series 2017-A, 5.00%, due 8/1/2029	10,494
45,000	Series 2020-A, 5.00%, due 12/1/2027	46,926
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Ohio – cont'd
$3,110,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Revenue Refunding, Series 2020-B-2, 5.00%, due 6/1/2055	$2,557,745
1,000,000	Ohio State Air Quality Development Authority Revenue (American Electric Power Co. Project), Series 2014-A, 2.40%, due 12/1/2038 Putable 10/1/2029	960,070
	Ohio State Revenue Refunding (Cleveland Clinic Health System Obligated Group)
15,000	Series 2017-A, 5.00%, due 1/1/2027	15,364
20,000	Series 2017-A, 5.00%, due 1/1/2032	20,897
20,000	Series 2021-B, 5.00%, due 1/1/2034	22,501
		3,644,372
Oklahoma 1.7%
1,620,000	Canadian County Educational Facilities Authority Revenue (Piedmont Public Schools Project), Series 2024, 4.00%, due 8/15/2032	1,706,932
1,565,000	Weatherford Industrial Trust Education Facility Lease Revenue (Weatherford Public School Project), Series 2019, 5.00%, due 3/1/2033	1,659,582
		3,366,514
Oregon 0.2%
380,000	Oregon State Facilities Authority Revenue Refunding (Peacehealth), (LOC: TD Bank N.A.), Series 2018-B, 3.20%, due 8/1/2034	380,000 (b)
Pennsylvania 7.9%
85,000	Bethlehem Area School District Refunding General Obligation, Series 2020-A, (AG), (ST AID WITHHLDG), 5.00%, due 1/15/2030	93,735
910,000	Geisinger Authority Revenue Refunding (Geisinger Health Systems Obligated Group), Series 2020-A, 5.00%, due 4/1/2050	919,585
	Lackawanna County Industrial Development Authority Revenue Refunding (University of Scranton)
940,000	Series 2017, 5.00%, due 11/1/2028	974,684
565,000	Series 2017, 5.00%, due 11/1/2029	585,847
500,000	Series 2017, 5.00%, due 11/1/2030	518,442
	Luzerne County General Obligation Refunding
150,000	Series 2017-A, (AG), 5.00%, due 12/15/2027	157,052
70,000	Series 2017-B, (AG), 5.00%, due 12/15/2026	71,543
3,420,000	Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue Refunding, Series 2021-B, 5.00%, due 12/1/2046	3,546,114
580,000	Pennsylvania State Turnpike Commission Turnpike Revenue, Subseries 2019-A, 5.00%, due 12/1/2033	630,367
5,040,000	Philadelphia Authority for Industrial Development Revenue (Rebuilt Project), Series 2025-A, 5.00%, due 12/1/2031	5,706,906
500,000	Philadelphia Energy Authority Revenue (Philadelphia Street Lighting Project), Series 2023-A, 5.00%, due 11/1/2034	578,376
1,000,000	Philadelphia Gas Works Co. Revenue, Series 2024-A, (AG), 5.25%, due 8/1/2054	1,047,023
545,000	Philadelphia School District General Obligation, Series 2018-A, (ST AID WITHHLDG), 5.00%, due 9/1/2028	579,329
		15,409,003
Rhode Island 0.5%
595,000	Providence Public Building Authority Revenue (Capital Improvement Program), Series 2024-A, (AG), 5.00%, due 9/15/2039	663,043
330,000	Rhode Island Health and Educational Building Corp. Revenue (Lifespan Obligation Group), Series 2024, 5.25%, due 5/15/2049	334,277
		997,320
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
South Carolina 0.8%
$5,000	Lexington County Health Services District, Inc. Revenue Refunding (Lexmed Obligated Group), Series 2017, 5.00%, due 11/1/2029	$5,210
1,860,000	South Carolina State Housing Finance & Development Authority Mortgage Revenue, Series 2021-A, 1.85%, due 7/1/2036	1,531,756
		1,536,966
Tennessee 0.7%
1,230,000	Tennessee Housing Development Agency Residential Finance Program Revenue, Series 2019-2, 3.00%, due 7/1/2039	1,125,819
265,000	Williamson County General Obligation, Series 2024, 5.00%, due 4/1/2033	309,614
		1,435,433
Texas 5.9%
590,000	Central Texas Regional Mobility Authority Senior Lien Revenue Refunding, Series 2020-A, 5.00%, due 1/1/2027	604,307
450,000	East Montgomery County Improvement District Sales Tax Revenue, Series 2024, (AG), 5.00%, due 8/15/2031	504,636
380,000	EP Essential Housing WF PFC Revenue (Home Essential Function Housing Program), Series 2024, 4.25%, due 12/1/2034	388,284
975,000	Harris County Improvement District No. 18 General Obligation, Series 2024-A, (BAM), 4.00%, due 9/1/2035	1,002,330
	Harris County Municipal Utility District No. 489 General Obligation
900,000	Series 2023, (AG), 4.00%, due 9/1/2036	921,809
195,000	Series 2023, (AG), 4.00%, due 9/1/2037	198,958
250,000	Hidalgo County Regional Mobility Authority Revenue, Series 2022-B, 4.00%, due 12/1/2041	232,658
70,000	Irving Independent School District General Obligation, Series 2023, (PSF-GTD), 5.00%, due 2/15/2043	74,760
400,000	Killeen Independent School District General Obligation, Series 2018, (PSF-GTD), 5.00%, due 2/15/2037	415,282
250,000	La Joya Independent School District Refunding General Obligation, Series 2013, (PSF-GTD), 5.00%, due 2/15/2033	262,144
835,000	McGregor Independent School District General Obligation, Series 2024, (PSF-GTD), 5.00%, due 2/15/2040	928,956
345,000	Montgomery County Municipal Utility District No. 99 General Obligation, Series 2025, (AG), 6.50%, due 9/1/2027	364,503
500,000	New Hope Cultural Education Facilities Finance Corp. Revenue Refunding (Brazos Presbyterian Homes, Inc. Project), Series 2025, 5.38%, due 1/1/2060	492,239
700,000	North East Texas Regional Mobility Authority Revenue Refunding, Series 2025-B, 5.25%, due 1/1/2046	731,469
850,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding (Baylor Health Care System Project), (LOC: TD Bank N.A.), Series 2011-C, 2.60%, due 11/15/2050	850,000 (b)
1,850,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding (Baylor Scott & White Health Project), (LOC: JP Morgan Chase Bank N.A.), Series 2024-A, 2.55%, due 11/15/2050	1,850,000 (b)
1,730,000	Texas Water Development Board Revenue (Master Trust), Series 2022, 5.00%, due 10/15/2047	1,802,442
		11,624,777
Utah 2.1%
	Midvale Redevelopment Agency Tax Increment & Sales Tax Revenue
660,000	Series 2018, 5.00%, due 5/1/2032	695,245
380,000	Series 2018, 5.00%, due 5/1/2034	399,016
200,000	Utah Infrastructure Agency Telecommunication Revenue, Series 2019-A, 4.00%, due 10/15/2036	199,607
2,005,000	Utah State Transit Authority Sales Tax Revenue Refunding, Series 2007-A, (NPFG), 5.00%, due 6/15/2031	2,221,495
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Utah – cont'd
$495,000	Weber County Special Assessment (Summit Mountain Assessment Area), Series 2013, 5.50%, due 1/15/2028	$496,197
		4,011,560
Virginia 1.0%
1,515,000	Virginia Public School Authority Revenue, Series 2024, 5.00%, due 10/1/2035	1,755,635
265,000	Virginia Small Business Financing Authority Revenue (Bon Secours Mercy Health, Inc.), Series 2022-A, 5.00%, due 10/1/2041	286,819
		2,042,454
Washington 3.7%
85,000	North Thurston Public Schools General Obligation, Series 2016, (SCH BD GTY), 4.00%, due 12/1/2028	85,481
2,000,000	Washington General Obligation, Series 2025-A, 5.00%, due 8/1/2039	2,301,072
	Washington State General Obligation
1,050,000	Series 2022-C, 5.00%, due 2/1/2037	1,170,274
2,300,000	Series 2024-C, 5.00%, due 2/1/2046	2,433,026
500,000	Washington State Housing Finance Commission Revenue Refunding (Horizon House Project), Series 2025-A, 6.25%, due 1/1/2056	501,246
800,000	Whitman County School District No. 267 Pullman General Obligation, Series 2016, (SCH BD GTY), 4.00%, due 12/1/2029	804,515
		7,295,614
West Virginia 1.5%
1,210,000	West Virginia Hospital Finance Authority Revenue (University Health System Obligated Group), Series 2023-A, 5.00%, due 6/1/2043	1,269,415
1,500,000	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group), Series 2023-B, (AG), 5.38%, due 9/1/2053	1,572,999
30,000	West Virginia Hospital Finance Authority Revenue Refunding (West Virgina United Health System Obligated Group), Series 2016-A, 4.00%, due 6/1/2029	30,112
		2,872,526
Wisconsin 0.6%
500,000	Public Finance Authority Hospital Revenue (Carson Valley Medical Center), Series 2021-A, 4.00%, due 12/1/2051	406,638 (a)
387,000	Public Finance Authority Revenue (Signorelli Project), Series 2024, 5.38%, due 12/15/2032	386,976 (a)
500,000	Public Finance Authority Senior Revenue (Wonderful Foundations Charter School Portfolio Project), Series 2020-A-1, 5.00%, due 1/1/2055	426,501 (a)
		1,220,115
Total Investments 101.1% (Cost $198,461,504)		198,256,185
Liabilities Less Other Assets (1.1)%		(2,122,988)
Net Assets 100.0%		$196,133,197

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2026, these securities amounted to $2,963,322, which represents 1.5% of net assets of the Fund.

(b)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2026.

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
(c)	When-issued security. Total value of all such securities at January 31, 2026 amounted to $2,064,467, which represents 1.1% of net assets of the Fund.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes#	$—	$198,256,185	$—	$198,256,185
Total Investments	$—	$198,256,185	$—	$198,256,185

#	The Schedule of Investments provides information on the state/territory categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)
January 31, 2026

Principal Amount(a)		Value
U.S. Treasury Obligations 2.9%
$14,180,000	U.S. Treasury Bills, 3.48%, due 7/9/2026	$13,961,703 (b)
	U.S. Treasury Bonds
3,045,000	3.88%, due 8/15/2040 - 2/15/2043	2,779,379
2,475,000	2.00%, due 11/15/2041 - 8/15/2051	1,603,293
1,200,000	3.38%, due 8/15/2042	1,010,906
1,195,000	4.00%, due 11/15/2042	1,090,624
3,480,000	3.63%, due 8/15/2043 - 2/15/2053	2,868,335
1,120,000	4.50%, due 2/15/2044	1,079,619
2,685,000	4.63%, due 5/15/2044 - 11/15/2044	2,621,480
1,150,000	4.13%, due 8/15/2044	1,051,621
1,375,000	2.25%, due 8/15/2046 - 8/15/2049	887,339
1,065,000	1.63%, due 11/15/2050	557,087
390,000	1.88%, due 2/15/2051	217,242
985,000	2.38%, due 5/15/2051	618,395
345,000	2.88%, due 5/15/2052	240,018
3,375,000	4.25%, due 2/15/2054	3,036,050
1,225,000	4.75%, due 5/15/2055 - 8/15/2055	1,197,649
	U.S. Treasury Inflation-Indexed Bonds
3,727,924	3.63%, due 4/15/2028	3,938,864 (c)
1,977,943	2.50%, due 1/15/2029	2,060,223 (c)
2,040,937	3.88%, due 4/15/2029	2,216,069 (c)
4,492,723	3.38%, due 4/15/2032	4,998,868 (c)
3,208,004	1.00%, due 2/15/2046 - 2/15/2049	2,354,025 (c)
2,470,973	0.88%, due 2/15/2047	1,780,384 (c)
1,494,155	0.25%, due 2/15/2050	859,030 (c)
6,893,913	0.13%, due 2/15/2051 - 2/15/2052	3,676,385 (c)
2,868,146	1.50%, due 2/15/2053	2,230,949 (c)
1,436,514	2.13%, due 2/15/2054	1,287,548 (c)
683,102	2.38%, due 2/15/2055	647,071 (c)
	U.S. Treasury Inflation-Indexed Notes
700	0.38%, due 1/15/2027	697 (c)
28,148,779	0.13%, due 4/15/2027 - 1/15/2032	26,898,122 (c)
7,565,250	1.25%, due 4/15/2028	7,602,359 (c)
5,122,482	0.88%, due 1/15/2029	5,095,199 (c)
21,565,197	2.13%, due 4/15/2029 - 1/15/2035	22,150,772 (c)
1,554,002	1.63%, due 4/15/2030	1,577,305 (c)
7,340,808	1.13%, due 10/15/2030 - 1/15/2033	7,152,384 (c)
1,355,560	1.38%, due 7/15/2033	1,333,145 (c)
4,323,778	1.75%, due 1/15/2034	4,332,809 (c)
6,299,174	1.88%, due 7/15/2035 - 1/15/2036	6,277,942 (c)
	U.S. Treasury Notes
6,695,000	4.50%, due 5/15/2027 - 11/15/2033	6,806,835
5,755,000	0.50%, due 5/31/2027	5,531,095
7,670,000	2.75%, due 7/31/2027 - 5/31/2029	7,532,612
4,755,000	0.38%, due 7/31/2027	4,538,425
12,135,000	3.50%, due 1/31/2028 - 9/30/2029	12,118,986
4,915,000	2.88%, due 8/15/2028	4,832,059
13,525,000	4.25%, due 2/28/2029 - 8/15/2035	13,716,935
6,000,000	4.00%, due 7/31/2029 - 11/15/2035	6,033,667
1,785,000	3.63%, due 8/31/2029 - 12/31/2030	1,778,765
3,805,000	3.88%, due 4/30/2030 - 8/15/2033	3,771,296
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
U.S. Treasury Obligations – cont'd
$3,695,000	4.63%, due 9/30/2030 - 5/31/2031	$3,829,554
2,000,000	4.13%, due 7/31/2031	2,025,234
4,090,000	1.25%, due 8/15/2031	3,556,862
2,450,000	3.75%, due 8/31/2031	2,433,443
1,810,000	4.38%, due 5/15/2034	1,839,412
Total U.S. Treasury Obligations (Cost $221,315,789)		223,636,070
U.S. Government Agency Securities 0.0%‡
2,030,000	Federal National Mortgage Association, 5.63%, due 7/15/2037	2,224,911
340,000	Tennessee Valley Authority, 5.25%, due 2/1/2055	336,931
Total U.S. Government Agency Securities (Cost $2,889,536)		2,561,842

Mortgage-Backed Securities 52.3%
Collateralized Mortgage Obligations 13.1%
A&D Mortgage Trust
1,050,000	Series 2024-NQM6, Class M1, 6.57%, due 1/25/2070	1,070,342 (d)(e)
396,340	Series 2025-NQM2, Class A1, 5.79%, due 6/25/2070	401,736 (d)(e)
967,095	Angel Oak Mortgage Trust, Series 2025-10, Class A1, 4.96%, due 9/25/2070	970,393 (d)(e)
Chase Home Lending Mortgage Trust
4,823,723	Series 2024-3, Class A6, 6.00%, due 2/25/2055	4,856,828 (d)(e)
5,511,601	Series 2024-4, Class A6, 6.00%, due 3/25/2055	5,548,746 (d)(e)
3,949,311	Series 2024-5, Class A6, 6.00%, due 4/25/2055	3,997,149 (d)(e)
3,680,092	Series 2024-10, Class A4A, 5.50%, due 10/25/2055	3,699,868 (d)(e)
6,912,624	Series 2024-11, Class A4, 6.00%, due 11/25/2055	7,023,571 (d)(e)
2,582,266	Series 2024-11, Class A9A, 6.00%, due 11/25/2055	2,609,163 (d)(e)
1,111,754	Series 2024-11, Class A9, 6.30%, due 11/25/2055	1,147,445 (d)(e)
7,263,805	Series 2025-10, Class A9B, 5.50%, due 7/25/2056	7,295,300 (d)(e)
4,058,490	COLT Mortgage Loan Trust, Series 2024-2, Class A1, 6.13%, due 4/25/2069	4,103,391 (d)
Connecticut Avenue Securities Trust
2,225,000	Series 2020-R02, Class 2B1, (30 day USD SOFR Average + 3.11%), 6.81%, due 1/25/2040	2,261,055 (d)(f)
11,349,000	Series 2020-R01, Class 1B1, (30 day USD SOFR Average + 3.36%), 7.06%, due 1/25/2040	11,568,333 (d)(f)
8,605,000	Series 2021-R01, Class 1B1, (30 day USD SOFR Average + 3.10%), 6.80%, due 10/25/2041	8,734,075 (d)(f)
1,020,000	Series 2021-R01, Class 1B2, (30 day USD SOFR Average + 6.00%), 9.70%, due 10/25/2041	1,051,957 (d)(f)
5,176,000	Series 2021-R03, Class 1B1, (30 day USD SOFR Average + 2.75%), 6.45%, due 12/25/2041	5,253,640 (d)(f)
8,267,000	Series 2022-R01, Class 1B2, (30 day USD SOFR Average + 6.00%), 9.70%, due 12/25/2041	8,578,534 (d)(f)
17,453,000	Series 2022-R02, Class 2B1, (30 day USD SOFR Average + 4.50%), 8.20%, due 1/25/2042	18,020,223 (d)(f)
6,161,000	Series 2022-R02, Class 2B2, (30 day USD SOFR Average + 7.65%), 11.35%, due 1/25/2042	6,513,545 (d)(f)
13,817,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 6.80%, due 3/25/2042	14,135,482 (d)(f)
9,814,962	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.20%, due 3/25/2042	10,089,202 (d)(f)
5,000,000	Series 2022-R03, Class 1B1, (30 day USD SOFR Average + 6.25%), 9.95%, due 3/25/2042	5,291,468 (d)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$1,075,000	Series 2022-R04, Class 1B2, (30 day USD SOFR Average + 9.50%), 13.20%, due 3/25/2042	$1,165,958 (d)(f)
3,620,000	Series 2022-R03, Class 1B2, (30 day USD SOFR Average + 9.85%), 13.55%, due 3/25/2042	3,957,993 (d)(f)
11,495,000	Series 2022-R06, Class 1B1, (30 day USD SOFR Average + 6.35%), 10.05%, due 5/25/2042	12,240,620 (d)(f)
1,000,000	Series 2022-R07, Class 1B2, (30 day USD SOFR Average + 12.00%), 15.70%, due 6/25/2042	1,134,767 (d)(f)
4,006,624	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 7.30%, due 7/25/2042	4,152,299 (d)(f)
8,407,200	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 9.30%, due 7/25/2042	8,937,947 (d)(f)
3,083,000	Series 2022-R09, Class 2B1, (30 day USD SOFR Average + 6.75%), 10.45%, due 9/25/2042	3,346,997 (d)(f)
7,218,000	Series 2023-R01, Class 1M2, (30 day USD SOFR Average + 3.75%), 7.45%, due 12/25/2042	7,545,048 (d)(f)
6,443,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 7.05%, due 1/25/2043	6,694,664 (d)(f)
1,725,000	Series 2023-R02, Class 1B1, (30 day USD SOFR Average + 5.55%), 9.25%, due 1/25/2043	1,851,660 (d)(f)
5,975,000	Series 2023-R04, Class 1B1, (30 day USD SOFR Average + 5.35%), 9.05%, due 5/25/2043	6,464,391 (d)(f)
12,168,000	Series 2023-R05, Class 1B1, (30 day USD SOFR Average + 4.75%), 8.45%, due 6/25/2043	13,029,611 (d)(f)
4,500,000	Series 2023-R06, Class 1M2, (30 day USD SOFR Average + 2.70%), 6.40%, due 7/25/2043	4,623,750 (d)(f)
477,357	Series 2024-R01, Class 1M1, (30 day USD SOFR Average + 1.05%), 4.75%, due 1/25/2044	477,862 (d)(f)
1,975,000	Series 2024-R01, Class 1B1, (30 day USD SOFR Average + 2.70%), 6.40%, due 1/25/2044	2,037,900 (d)(f)
1,563,000	Series 2024-R01, Class 1B2, (30 day USD SOFR Average + 4.00%), 7.70%, due 1/25/2044	1,650,919 (d)(f)
380,000	Series 2024-R02, Class 1B2, (30 day USD SOFR Average + 3.70%), 7.40%, due 2/25/2044	399,000 (d)(f)
11,506,000	Series 2025-R01, Class 1B1, (30 day USD SOFR Average + 1.70%), 5.40%, due 1/25/2045	11,470,140 (d)(f)
583,749	Series 2025-R02, Class 1M1, (30 day USD SOFR Average + 1.15%), 4.85%, due 2/25/2045	584,344 (d)(f)
7,532,000	Series 2025-R02, Class 1M2, (30 day USD SOFR Average + 1.60%), 5.30%, due 2/25/2045	7,550,797 (d)(f)
5,230,000	Series 2025-R02, Class 1B1, (30 day USD SOFR Average + 1.95%), 5.65%, due 2/25/2045	5,272,875 (d)(f)
3,776,000	Series 2025-R04, Class 1M2, (30 day USD SOFR Average + 1.50%), 5.20%, due 5/25/2045	3,791,174 (d)(f)
10,556,000	Series 2025-R05, Class 2M2, (30 day USD SOFR Average + 1.60%), 5.30%, due 7/25/2045	10,595,956 (d)(f)
3,650,000	Series 2025-R06, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.25%, due 9/25/2045	3,659,259 (d)(f)
9,600,000	Series 2025-R06, Class 1B1, (30 day USD SOFR Average + 1.85%), 5.55%, due 9/25/2045	9,699,325 (d)(f)
Cross Mortgage Trust
2,467,536	Series 2024-H8, Class A1, 5.55%, due 12/25/2069	2,492,826 (d)(e)
2,033,818	Series 2024-H8, Class A3, 5.96%, due 12/25/2069	2,054,823 (d)
1,250,000	Series 2024-H8, Class M1, 6.32%, due 12/25/2069	1,266,081 (d)(e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
EFMT
$540,377	Series 2024-INV2, Class A2, 5.29%, due 10/25/2069	$543,157 (d)
2,809,118	Series 2024-INV2, Class A3, 5.44%, due 10/25/2069	2,821,682 (d)
3,500,000	Series 2024-INV2, Class M1, 5.73%, due 10/25/2069	3,507,886 (d)(e)
3,098,567	Series 2025-NQM5, Class A1, 0.00%, due 11/25/2070	3,114,478 (d)(e)
5,599,984	Series 2025-NQM5, Class A3, 5.34%, due 11/25/2070	5,619,502 (d)
Federal Home Loan Mortgage Corp. REMIC
2,236,870	Series 4627, Class SA, (5.89% - 30 day USD SOFR Average), 2.18%, due 10/15/2046	304,879 (f)(g)
3,834,836	Series 4994, Class LI, 4.00%, due 12/25/2048	732,862 (g)
2,872,968	Series 5146, Class EC, 1.50%, due 2/25/2049	2,352,615
10,826,732	Series 5392, Class HI, 3.50%, due 7/25/2051	2,009,818 (g)
10,838,952	Series 5471, Class FK, (30 day USD SOFR Average + 1.15%), 4.85%, due 8/25/2054	10,909,649 (f)
2,297,148	Series 5438, Class FE, (30 day USD SOFR Average + 1.30%), 5.00%, due 8/25/2054	2,319,568 (f)
4,227,930	Series 5475, Class FA, (30 day USD SOFR Average + 1.10%), 4.80%, due 11/25/2054	4,251,580 (f)
13,729,582	Series 5474, Class FB, (30 day USD SOFR Average + 1.15%), 4.85%, due 11/25/2054	13,818,077 (f)
14,021,605	Series 5473, Class FH, (30 day USD SOFR Average + 1.15%), 4.85%, due 11/25/2054	14,111,020 (f)
7,160,710	Series 5468, Class FB, (30 day USD SOFR Average + 1.20%), 4.90%, due 11/25/2054	7,201,984 (f)
5,221,839	Series 5475, Class FB, (30 day USD SOFR Average + 1.35%), 5.05%, due 11/25/2054	5,261,619 (f)
13,011,117	Series 5513, Class FJ, (30 day USD SOFR Average + 1.80%), 5.50%, due 11/25/2054	13,207,326 (f)
6,491,677	Series 5505, Class FB, (30 day USD SOFR Average + 1.50%), 5.20%, due 2/25/2055	6,583,213 (f)
9,354,550	Series 5599, Class FB, (30 day USD SOFR Average + 1.20%), 4.90%, due 3/25/2055	9,411,044 (f)
13,472,060	Series 5518, Class FD, (30 day USD SOFR Average + 1.70%), 5.40%, due 3/25/2055	13,657,672 (f)
13,143,785	Series 5521, Class FB, (30 day USD SOFR Average + 1.70%), 5.40%, due 3/25/2055	13,332,662 (f)
4,118,011	Series 5534, Class AF, (30 day USD SOFR Average + 1.60%), 5.30%, due 5/25/2055	4,172,030 (f)
9,083,240	Series 5561, Class FD, (30 day USD SOFR Average + 1.35%), 5.05%, due 7/25/2055	9,171,453 (f)
13,647,118	Series 5600, Class FA, (30 day USD SOFR Average + 1.30%), 5.00%, due 11/25/2055	13,754,156 (f)
13,432,212	Series 5597, Class FA, (30 day USD SOFR Average + 1.40%), 5.10%, due 11/25/2055	13,560,675 (f)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
3,000,000	Series 2021-HQA3, Class B1, (30 day USD SOFR Average + 3.35%), 7.05%, due 9/25/2041	3,042,180 (d)(f)
12,066,000	Series 2021-DNA6, Class B1, (30 day USD SOFR Average + 3.40%), 7.10%, due 10/25/2041	12,277,155 (d)(f)
11,002,000	Series 2021-DNA7, Class B1, (30 day USD SOFR Average + 3.65%), 7.35%, due 11/25/2041	11,228,971 (d)(f)
2,450,000	Series 2021-HQA4, Class B1, (30 day USD SOFR Average + 3.75%), 7.45%, due 12/25/2041	2,504,960 (d)(f)
18,564,000	Series 2022-DNA1, Class M2, (30 day USD SOFR Average + 2.50%), 6.20%, due 1/25/2042	18,784,540 (d)(f)
6,402,920	Series 2022-DNA1, Class B1, (30 day USD SOFR Average + 3.40%), 7.10%, due 1/25/2042	6,532,963 (d)(f)
2,765,000	Series 2022-DNA1, Class B2, (30 day USD SOFR Average + 7.10%), 10.80%, due 1/25/2042	2,897,713 (d)(f)
13,314,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 7.45%, due 2/25/2042	13,698,908 (d)(f)
2,775,000	Series 2022-DNA2, Class B1, (30 day USD SOFR Average + 4.75%), 8.45%, due 2/25/2042	2,876,702 (d)(f)
8,855,000	Series 2022-DNA2, Class B2, (30 day USD SOFR Average + 8.50%), 12.20%, due 2/25/2042	9,466,360 (d)(f)
14,125,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 8.95%, due 3/25/2042	14,765,004 (d)(f)
7,520,000	Series 2022-HQA1, Class B1, (30 day USD SOFR Average + 7.00%), 10.70%, due 3/25/2042	8,011,380 (d)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$500,000	Series 2022-DNA3, Class M1B, (30 day USD SOFR Average + 2.90%), 6.60%, due 4/25/2042	$511,405 (d)(f)
12,919,000	Series 2022-DNA3, Class M2, (30 day USD SOFR Average + 4.35%), 8.05%, due 4/25/2042	13,432,454 (d)(f)
11,525,000	Series 2022-DNA3, Class B1, (30 day USD SOFR Average + 5.65%), 9.35%, due 4/25/2042	12,144,469 (d)(f)
5,761,000	Series 2022-DNA4, Class B1, (30 day USD SOFR Average + 6.25%), 9.95%, due 5/25/2042	6,125,490 (d)(f)
2,304,000	Series 2022-DNA5, Class M1B, (30 day USD SOFR Average + 4.50%), 8.20%, due 6/25/2042	2,414,119 (d)(f)
10,972,000	Series 2022-DNA6, Class M1B, (30 day USD SOFR Average + 3.70%), 7.40%, due 9/25/2042	11,423,710 (d)(f)
17,407,000	Series 2022-DNA6, Class M2, (30 day USD SOFR Average + 5.75%), 9.45%, due 9/25/2042	18,717,322 (d)(f)
8,395,000	Series 2024-DNA1, Class M2, (30 day USD SOFR Average + 1.95%), 5.65%, due 2/25/2044	8,483,948 (d)(f)
9,839,000	Series 2024-HQA1, Class M2, (30 day USD SOFR Average + 2.00%), 5.70%, due 3/25/2044	9,949,547 (d)(f)
4,536,729	Series 2024-DNA3, Class M2, (30 day USD SOFR Average + 1.45%), 5.15%, due 10/25/2044	4,539,563 (d)(f)
564,776	Series 2025-DNA1, Class M1, (30 day USD SOFR Average + 1.05%), 4.75%, due 1/25/2045	565,476 (d)(f)
565,826	Series 2025-HQA1, Class M1, (30 day USD SOFR Average + 1.15%), 4.85%, due 2/25/2045	566,667 (d)(f)
4,500,000	Series 2025-DNA4, Class M2, (30 day USD SOFR Average + 1.55%), 5.25%, due 10/25/2045	4,511,419 (d)(f)
Federal National Mortgage Association Interest Strip
6,112,066	Series 418, Class C24, 4.00%, due 8/25/2043	1,083,544 (g)
16,500,100	Series 437, Class C29, 3.36%, due 5/25/2053	2,585,379 (e)(g)
Federal National Mortgage Association REMIC
5,492,119	Series 2018-18, Class ST, (5.99% - 30 day USD SOFR Average), 2.29%, due 12/25/2044	563,869 (f)(g)
5,512,333	Series 2019-33, Class SN, (5.99% - 30 day USD SOFR Average), 2.29%, due 7/25/2049	479,743 (f)(g)
10,794,752	Series 2021-76, Class AI, 3.50%, due 11/25/2051	1,873,672 (g)
7,144,390	Series 2024-61, Class FD, (30 day USD SOFR Average + 1.00%), 4.70%, due 3/25/2053	7,171,765 (f)
9,521,651	Series 2024-40, Class FA, (30 day USD SOFR Average + 1.15%), 4.85%, due 3/25/2054	9,584,260 (f)
11,576,742	Series 2024-67, Class FA, (30 day USD SOFR Average + 1.17%), 4.87%, due 9/25/2054	11,656,985 (f)
17,421,812	Series 2024-70, Class DF, (30 day USD SOFR Average + 1.00%), 4.70%, due 10/25/2054	17,482,383 (f)
10,517,489	Series 2024-76, Class JF, (30 day USD SOFR Average + 1.25%), 4.95%, due 11/25/2054	10,605,205 (f)
9,635,505	Series 2025-6, Class FC, (30 day USD SOFR Average + 1.60%), 5.30%, due 2/25/2055	9,753,237 (f)
13,060,515	Series 2025-6, Class LF, (30 day USD SOFR Average + 1.80%), 5.50%, due 2/25/2055	13,248,338 (f)
2,222,510	Series 2025-1, Class AF, (30 day USD SOFR Average + 1.85%), 5.55%, due 2/25/2055	2,258,738 (f)
11,562,606	Series 2025-6, Class FB, (30 day USD SOFR Average + 2.00%), 5.70%, due 2/25/2055	11,778,421 (f)
9,686,110	Series 2025-35, Class HF, (30 day USD SOFR Average + 1.70%), 5.40%, due 5/25/2055	9,815,990 (f)
GCAT Trust
4,083,394	Series 2025-NQM2, Class A3, 6.01%, due 4/25/2070	4,137,677 (d)
2,542,000	Series 2025-NQM2, Class M1, 6.33%, due 4/25/2070	2,582,319 (d)(e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
Government National Mortgage Association REMIC
$6,493,008	Series 2020-86, Class WK, 1.00%, due 6/20/2050	$5,027,427
6,394,963	Series 2020-112, Class KA, 1.00%, due 8/20/2050	4,950,368
7,134,504	Series 2020-151, Class MI, 2.50%, due 10/20/2050	1,025,094 (g)
5,670,052	Series 2021-103, Class HE, 2.00%, due 6/20/2051	4,728,505
5,870,573	Series 2021-119, Class NC, 1.50%, due 7/20/2051	4,880,535
16,574,696	Series 2021-139, Class IE, 3.50%, due 8/20/2051	3,114,755 (g)
12,128,583	Series 2021-177, Class IG, 3.50%, due 10/20/2051	1,829,695 (g)
3,288,925	Series 2024-61, Class FA, (30 day USD SOFR Average + 1.15%), 4.85%, due 4/20/2054	3,308,453 (f)
8,775,269	Series 2025-4, Class FY, (30 day USD SOFR Average + 1.60%), 5.30%, due 1/20/2055	8,889,030 (f)
GS Mortgage-Backed Securities Trust
408,571	Series 2025-PJ8, Class A5, 5.50%, due 2/25/2056	410,659 (d)(e)
3,354,785	Series 2025-PJ8, Class A19, 6.00%, due 2/25/2056	3,383,354 (d)(e)
1,406,441	HOMES Trust, Series 2025-AFC3, Class A2, 5.14%, due 8/25/2060	1,406,910 (d)
JP Morgan Mortgage Trust
600,431	Series 2025-2, Class A4, 6.00%, due 7/25/2055	608,757 (d)(e)
3,934,355	Series 2025-2, Class A9A, 6.00%, due 7/25/2055	3,962,745 (d)(e)
2,528,300	Series 2025-NQM3, Class A2, 5.65%, due 11/25/2065	2,550,548 (d)
1,970,000	Series 2025-NQM3, Class M1A, 5.97%, due 11/25/2065	1,995,597 (d)(e)
14,325,000	LHOME Mortgage Trust, Series 2024-RTL4, Class A1, 5.92%, due 7/25/2039	14,399,291 (d)
2,058,524	MFA Trust, Series 2025-NQM5, Class A1, 5.19%, due 11/25/2070	2,071,122 (d)(e)
Morgan Stanley Residential Mortgage Loan Trust
276,876	Series 2024-2, Class A5, 6.00%, due 3/25/2054	276,815 (d)(e)
981,881	Series 2024-3, Class A2, 6.00%, due 7/25/2054	986,697 (d)(e)
2,568,063	Series 2024-NQM3, Class A3, 5.40%, due 7/25/2069	2,572,931 (d)
2,195,000	Series 2024-NQM3, Class M1, 5.61%, due 7/25/2069	2,194,541 (d)(e)
5,502,798	Series 2024-NQM5, Class A1, 5.65%, due 10/25/2069	5,560,159 (d)(e)
1,852,983	Series 2024-NQM5, Class A3, 6.00%, due 10/25/2069	1,872,401 (d)
1,384,000	Series 2024-NQM5, Class M1, 6.52%, due 10/25/2069	1,408,347 (d)(e)
New Residential Mortgage Loan Trust
7,627,000	Series 2024-RTL2, Class A1, 5.44%, due 9/25/2039	7,690,830 (d)
2,796,000	Series 2025-NQM3, Class M1, 6.32%, due 5/25/2065	2,863,045 (d)(e)
4,633,373	Series 2025-NQM4, Class A3, 5.81%, due 7/25/2065	4,691,105 (d)
1,496,000	Series 2025-NQM4, Class M1, 6.08%, due 7/25/2065	1,519,318 (d)(e)
11,328,000	Series 2026-NQM1, Class A1, 4.82%, due 11/25/2065	11,337,372 (d)(e)
1,009,000	Series 2026-NQM1, Class A3, 5.18%, due 11/25/2065	1,009,827 (d)
7,667,858	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.55%, due 3/25/2032	7,768,607 (d)
NYMT Loan Trust
2,385,434	Series 2024-INV1, Class A1, 5.38%, due 6/25/2069	2,401,868 (d)(e)
4,762,619	Series 2024-INV1, Class A3, 5.83%, due 6/25/2069	4,813,037 (d)
OBX Trust
5,002,291	Series 2025-NQM7, Class A3, 5.86%, due 5/25/2055	5,057,741 (d)
6,408,422	Series 2021-NQM4, Class A1, 1.96%, due 10/25/2061	5,554,205 (d)(e)
2,219,560	Series 2024-NQM14, Class A2, 5.20%, due 9/25/2064	2,222,666 (d)
5,090,000	Series 2024-NQM14, Class M1, 5.58%, due 9/25/2064	5,094,889 (d)(e)
1,987,354	Series 2025-NQM10, Class A3, 5.71%, due 5/25/2065	2,003,821 (d)
3,015,000	Series 2025-NQM10, Class M1, 6.04%, due 5/25/2065	3,049,072 (d)(e)
6,353,834	Series 2025-NQM23, Class A2, 5.18%, due 10/25/2065	6,374,203 (d)
Sequoia Mortgage Trust
2,930,314	Series 2024-4, Class A10, 6.00%, due 5/25/2054	2,937,073 (d)(e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$781,360	Series 2024-7, Class A12, 5.50%, due 8/25/2054	$781,010 (d)(e)
9,190,808	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	7,968,602 (d)(e)
17,381,116	Starwood Mortgage Residential Trust, Series 2021-5, Class A1, 1.92%, due 9/25/2066	15,205,480 (d)(e)
4,468,149	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	4,301,484 (d)
Verus Securitization Trust
16,144,028	Series 2021-6, Class A1, 1.63%, due 10/25/2066	14,334,715 (d)(e)
4,152,042	Series 2021-6, Class A3, 1.89%, due 10/25/2066	3,700,696 (d)(e)
2,251,967	Series 2024-5, Class A1, 6.19%, due 6/25/2069	2,284,648 (d)
2,629,827	Series 2024-5, Class A2, 6.45%, due 6/25/2069	2,668,256 (d)
5,072,709	Series 2024-7, Class A1, 5.10%, due 9/25/2069	5,094,998 (d)(e)
3,512,652	Series 2024-7, Class A3, 5.40%, due 9/25/2069	3,524,049 (d)
842,166	Series 2024-8, Class A2, 5.62%, due 10/25/2069	848,876 (d)
5,255,000	Series 2024-8, Class M1, 5.99%, due 10/25/2069	5,303,149 (d)(e)
3,433,560	Series 2025-4, Class A3, 5.75%, due 5/25/2070	3,465,812 (d)
1,733,000	Series 2025-4, Class M1, 6.30%, due 5/25/2070	1,766,110 (d)(e)
4,975,000	Series 2025-3, Class M1, 6.65%, due 5/25/2070	5,086,921 (d)(e)
9,199,229	Series 2025-6, Class A3, 5.72%, due 7/25/2070	9,284,914 (d)
1,667,306	Series 2025-11, Class A1, 4.91%, due 11/25/2070	1,672,936 (d)(e)
4,615,024	Series 2025-11, Class A3, 5.27%, due 11/25/2070	4,629,986 (d)
2,875,000	Series 2025-11, Class M1, 5.66%, due 11/25/2070	2,882,526 (d)(e)
2,475,000	Series 2026-1, Class A1, 4.86%, due 1/25/2071	2,485,496 (d)(e)
7,864,000	Series 2026-1, Class A3, 5.22%, due 1/25/2071	7,883,824 (d)
1,029,212,892
Commercial Mortgage-Backed 7.8%
6,290,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class B, 4.09%, due 8/10/2035	6,006,950 (d)(e)
7,000,000	1301 Trust, Series 2025-1301, Class D, 6.22%, due 8/11/2042	7,162,012 (d)(e)
1,342,000	ALA Trust, Series 2025-OANA, Class D, (1 mo. USD Term SOFR + 3.09%), 6.77%, due 6/15/2040	1,352,060 (d)(f)
6,690,000	BAHA Trust, Series 2024-MAR, Class A, 6.17%, due 12/10/2041	6,941,317 (d)(e)
4,725,000	BAMLL Trust, Series 2024-BHP, Class B, (1 mo. USD Term SOFR + 2.90%), 6.58%, due 8/15/2039	4,754,915 (d)(f)
BANK
5,302,000	Series 2019-BN17, Class C, 4.51%, due 4/15/2052	4,962,025 (e)
1,376,000	Series 2021-BN38, Class C, 3.22%, due 12/15/2064	1,152,705 (e)
BANK5
2,647,000	Series 2024-5YR5, Class B, 6.54%, due 2/15/2029	2,762,810 (e)
2,138,000	Series 2023-5YR3, Class C, 7.32%, due 9/15/2056	2,224,906 (e)
1,700,000	Series 2024-5YR7, Class D, 4.00%, due 6/15/2057	1,518,887 (d)
3,843,000	Series 2024-5YR7, Class B, 6.94%, due 6/15/2057	4,068,758
3,039,000	Series 2024-5YR12, Class C, 6.30%, due 12/15/2057	3,112,927 (e)
2,665,000	Series 2025-5YR17, Class D, 4.50%, due 11/15/2058	2,376,898 (d)
3,220,000	Series 2025-5YR17, Class C, 5.89%, due 11/15/2058	3,280,613 (e)
3,236,000	Barclays Commercial Mortgage Trust, Series 2019-C5, Class C, 3.71%, due 11/15/2052	2,919,013
BBCMS Mortgage Trust
2,570,000	Series 2018-TALL, Class A, (1 mo. USD Term SOFR + 0.92%), 4.60%, due 3/15/2037	2,454,474 (d)(f)
3,623,000	Series 2018-TALL, Class B, (1 mo. USD Term SOFR + 1.17%), 4.85%, due 3/15/2037	3,333,463 (d)(f)
3,000,000	Series 2018-TALL, Class C, (1 mo. USD Term SOFR + 1.32%), 5.00%, due 3/15/2037	2,715,294 (d)(f)
2,370,000	Series 2018-TALL, Class D, (1 mo. USD Term SOFR + 1.65%), 5.33%, due 3/15/2037	2,109,565 (d)(f)
90,028,674	Series 2021-C11, Class XA, 1.33%, due 9/15/2054	4,522,482 (e)(g)
32,797,560	Series 2022-C17, Class XA, 1.15%, due 9/15/2055	2,001,848 (e)(g)
2,167,000	Series 2024-5C31, Class C, 5.76%, due 12/15/2057	2,185,285 (e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
Benchmark Mortgage Trust
$1,600,000	Series 2020-B16, Class C, 3.52%, due 2/15/2053	$1,332,888 (e)
257,000	Series 2020-B17, Class B, 2.92%, due 3/15/2053	216,157
46,528,012	Series 2021-B30, Class XA, 0.79%, due 11/15/2054	1,688,222 (e)(g)
2,077,000	Series 2023-B40, Class C, 7.41%, due 12/15/2056	2,139,628 (e)
1,509,000	Series 2024-V5, Class C, 6.97%, due 1/10/2057	1,566,568 (e)
1,759,000	Series 2024-V6, Class D, 4.00%, due 3/15/2057	1,592,503
2,222,000	Series 2024-V6, Class C, 6.67%, due 3/15/2057	2,290,470
3,428,000	BFLD Commercial Mortgage Trust, Series 2025-5MW, Class D, 6.37%, due 10/10/2042	3,536,458 (d)(e)
BLP Commercial Mortgage Trust
6,648,319	Series 2025-IND, Class A, (1 mo. USD Term SOFR + 1.20%), 4.88%, due 3/15/2042	6,645,766 (d)(f)
1,745,696	Series 2025-IND, Class C, (1 mo. USD Term SOFR + 1.80%), 5.48%, due 3/15/2042	1,743,507 (d)(f)
8,003,000	Series 2025-IND2, Class D, (1 mo. USD Term SOFR + 2.65%), 6.33%, due 12/15/2042	8,023,008 (d)(f)
BMO Mortgage Trust
1,346,000	Series 2024-5C3, Class B, 6.56%, due 2/15/2057	1,386,267 (e)
2,250,000	Series 2024-5C3, Class C, 6.86%, due 2/15/2057	2,305,206 (e)
1,695,000	Series 2024-5C8, Class C, 5.74%, due 12/15/2057	1,687,271 (e)
1,875,000	Series 2025-5C10, Class D, 4.50%, due 5/15/2058	1,674,565 (d)
1,820,673	BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.45%, due 3/10/2033	1,757,551 (d)
BX Commercial Mortgage Trust
4,984,382	Series 2024-KING, Class C, (1 mo. USD Term SOFR + 1.94%), 5.62%, due 5/15/2034	4,990,612 (d)(f)
5,704,896	Series 2024-KING, Class D, (1 mo. USD Term SOFR + 2.49%), 6.17%, due 5/15/2034	5,719,158 (d)(f)
425,904	Series 2024-MF, Class C, (1 mo. USD Term SOFR + 1.94%), 5.62%, due 2/15/2039	426,968 (d)(f)
2,359,066	Series 2024-XL4, Class C, (1 mo. USD Term SOFR + 2.19%), 5.87%, due 2/15/2039	2,361,277 (d)(f)
7,161,556	Series 2024-MF, Class D, (1 mo. USD Term SOFR + 2.69%), 6.37%, due 2/15/2039	7,188,412 (d)(f)
1,995,000	Series 2023-XL3, Class D, (1 mo. USD Term SOFR + 3.59%), 7.27%, due 12/9/2040	1,995,000 (d)(f)
5,523,000	Series 2024-XL5, Class D, (1 mo. USD Term SOFR + 2.69%), 6.37%, due 3/15/2041	5,531,630 (d)(f)
7,230,000	Series 2024-GPA2, Class C, (1 mo. USD Term SOFR + 2.19%), 5.87%, due 11/15/2041	7,252,594 (d)(f)
3,951,772	Series 2025-JDI, Class C, (1 mo. USD Term SOFR + 1.75%), 5.43%, due 11/15/2042	3,961,651 (d)(f)
1,392,483	Series 2025-JDI, Class D, (1 mo. USD Term SOFR + 2.40%), 6.08%, due 11/15/2042	1,396,835 (d)(f)
BX Trust
13,303,298	Series 2025-ROIC, Class D, (1 mo. USD Term SOFR + 1.99%), 5.67%, due 3/15/2030	13,253,410 (d)(f)
9,726,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 6.32%, due 2/15/2041	9,643,937 (d)(f)
9,937,000	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 6.57%, due 6/15/2041	9,936,970 (d)(f)
1,320,000	Series 2019-OC11, Class C, 3.86%, due 12/9/2041	1,266,516 (d)
5,000,000	Series 2019-OC11, Class E, 3.94%, due 12/9/2041	4,634,092 (d)(e)
7,275,000	Series 2025-GW, Class D, (1 mo. USD Term SOFR + 2.75%), 6.43%, due 7/15/2042	7,320,931 (d)(f)
10,943,000	Series 2025-ARIA, Class C, 5.52%, due 12/13/2042	11,117,076 (d)(e)
9,761,000	Series 2025-VLT7, Class D, (1 mo. USD Term SOFR + 3.25%), 6.93%, due 7/15/2044	9,815,879 (d)(f)
10,842,000	Series 2025-VOLT, Class D, (1 mo. USD Term SOFR + 2.75%), 6.43%, due 12/15/2044	10,882,658 (d)(f)
12,431,000	Series 2025-LIFE, Class A, 5.88%, due 6/13/2047	12,746,510 (d)(e)
BXP Trust
7,600,000	Series 2017-GM, Class C, 3.42%, due 6/13/2039	7,414,028 (d)(e)
4,150,000	Series 2017-GM, Class D, 3.42%, due 6/13/2039	4,037,895 (d)(e)
CHI Commercial Mortgage Trust
11,758,000	Series 2025-110W, Class D, 6.63%, due 12/13/2040	11,913,477 (d)(e)
6,017,000	Series 2025-SFT, Class B, 6.07%, due 4/15/2042	6,157,569 (d)(e)
1,835,000	Series 2025-SFT, Class C, 6.82%, due 4/15/2042	1,900,715 (d)(e)
7,315,000	Series 2025-SFT, Class D, 7.57%, due 4/15/2042	7,612,036 (d)(e)
Citigroup Commercial Mortgage Trust
2,425,000	Series 2023-PRM3, Class C, 6.36%, due 7/10/2028	2,487,546 (d)(e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
$2,776,000	Series 2023-SMRT, Class C, 5.85%, due 10/12/2040	$2,814,375 (d)(e)
COMM Mortgage Trust
572,000	Series 2025-167G, Class E, 8.20%, due 8/10/2040	570,406 (d)(e)
3,733,000	Series 2024-CBM, Class D, 7.93%, due 12/10/2041	3,865,125 (d)(e)
5,507,000	Series 2024-277P, Class B, 7.00%, due 8/10/2044	5,848,892 (d)(e)
CONE Trust
2,816,000	Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 5.32%, due 8/15/2041	2,816,000 (d)(f)
2,900,000	Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 6.72%, due 8/15/2041	2,897,055 (d)(f)
4,793,000	DC Office Trust, Series 2019-MTC, Class D, 3.07%, due 9/15/2045	4,135,943 (d)(e)
ELM Trust
6,141,000	Series 2024-ELM, Class D10, 6.85%, due 6/10/2039	6,157,197 (d)(e)
3,950,000	Series 2024-ELM, Class D15, 6.90%, due 6/10/2039	3,959,833 (d)(e)
5,464,000	Fashion Show Mall LLC, Series 2024-SHOW, Class C, 6.28%, due 10/10/2041	5,491,135 (d)(e)
Federal Home Loan Mortgage Corp. Multiclass Certificates
61,820,000	Series 2020-RR03, Class X1, 1.71%, due 7/27/2028	2,113,243 (g)
27,400,000	Series 2020-RR02, Class DX, 1.82%, due 9/27/2028	1,081,089 (e)(g)
65,036,368	Series 2020-RR04, Class X, 2.13%, due 2/27/2029	3,121,336 (e)(g)
18,835,000	Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	618,845 (e)(g)
2,446,289	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2024-MN8, Class M1, (30 day USD SOFR Average + 2.85%), 6.55%, due 5/25/2044	2,461,651 (d)(f)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
70,984,000	Series K083, Class XAM, 0.05%, due 10/25/2028	211,547 (e)(g)
77,922,000	Series K085, Class XAM, 0.06%, due 10/25/2028	209,462 (e)(g)
GS Mortgage Securities Trust
14,088	Series 2011-GC5, Class XA, 0.00%, due 8/10/2044	10 (d)(e)(g)
3,237,000	Series 2016-GS2, Class C, 4.69%, due 5/10/2049	3,148,603 (e)
2,360,000	Series 2019-GC42, Class B, 3.36%, due 9/10/2052	2,143,668
3,284,000	Series 2019-GC42, Class C, 3.70%, due 9/10/2052	2,831,015 (e)
Hilton USA Trust
1,534,500	Series 2016-HHV, Class C, 4.19%, due 11/5/2038	1,528,193 (d)(e)
3,000,000	Series 2016-HHV, Class E, 4.19%, due 11/5/2038	2,973,440 (d)(e)
Hudson Yards Mortgage Trust
1,691,058	Series 2016-10HY, Class C, 2.98%, due 8/10/2038	1,671,355 (d)(e)
6,032,000	Series 2025-SPRL, Class D, 6.34%, due 1/13/2040	6,293,336 (d)(e)
3,116,000	Series 2025-SPRL, Class E, 6.68%, due 1/13/2040	3,237,735 (d)(e)
6,413,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 5.93%, due 3/15/2042	6,441,057 (d)(f)
IP Mortgage Trust
3,899,000	Series 2025-IP, Class D, 6.31%, due 6/10/2042	3,973,482 (d)(e)
3,277,000	Series 2025-IP, Class E, 6.85%, due 6/10/2042	3,344,859 (d)(e)
1,193,806	Series 2025-IP, Class F, 7.71%, due 6/10/2042	1,215,785 (d)(e)
13,926,044	IRV Trust, Series 2025-200P, Class C, 5.73%, due 3/14/2047	14,092,598 (d)(e)
JP Morgan Chase Commercial Mortgage Securities Trust
6,038,000	Series 2022-OPO, Class D, 3.45%, due 1/5/2039	4,830,402 (d)(e)
346,000	Series 2022-OPO, Class C, 3.45%, due 1/5/2039	288,910 (d)(e)
MAD Commercial Mortgage Trust
11,300,000	Series 2025-11MD, Class D, 6.57%, due 10/15/2042	11,546,098 (d)(e)
6,200,000	Series 2025-11MD, Class E, 7.57%, due 10/15/2042	6,143,315 (d)(e)
Manhattan West Mortgage Trust
7,703,000	Series 2020-1MW, Class D, 2.33%, due 9/10/2039	7,344,666 (d)(e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
$6,402,000	Series 2020-1MW, Class C, 2.33%, due 9/10/2039	$6,156,207 (d)(e)
4,677,000	MED Commercial Mortgage Trust, Series 2024-MOB, Class C, (1 mo. USD Term SOFR + 2.29%), 5.97%, due 5/15/2041	4,616,122 (d)(f)
Morgan Stanley Bank of America Merrill Lynch Trust
1,341,000	Series 2017-C33, Class C, 4.56%, due 5/15/2050	1,264,028 (e)
5,156,000	Series 2025-5C1, Class C, 6.64%, due 3/15/2058	5,395,400 (e)
7,135,000	Series 2025-C35, Class C, 6.35%, due 8/15/2058	7,301,574 (e)
Morgan Stanley Capital I Trust
1,291,000	Series 2017-H1, Class B, 4.08%, due 6/15/2050	1,264,009
2,504,550	Series 2017-H1, Class C, 4.28%, due 6/15/2050	2,378,355 (e)
1,301,000	Series 2018-H4, Class C, 5.06%, due 12/15/2051	1,224,486 (e)
MSWF Commercial Mortgage Trust
2,302,000	Series 2023-1, Class C, 6.68%, due 5/15/2056	2,405,235 (e)
1,812,000	Series 2023-2, Class C, 7.02%, due 12/15/2056	1,946,325 (e)
NXPT Commercial Mortgage Trust
2,420,000	Series 2024-STOR, Class C, 4.98%, due 11/5/2041	2,417,332 (d)(e)
3,743,616	Series 2024-STOR, Class D, 5.65%, due 11/5/2041	3,766,007 (d)(e)
1,870,000	NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.17%, due 2/10/2047	1,939,515 (d)(e)
NYC Commercial Mortgage Trust
4,651,000	Series 2025-3BP, Class C, (1 mo. USD Term SOFR + 1.89%), 5.57%, due 2/15/2042	4,668,441 (d)(f)
5,166,000	Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.12%, due 2/15/2042	5,191,830 (d)(f)
One Market Plaza Trust
2,585,000	Series 2017-1MKT, Class B, 3.85%, due 2/10/2032	2,463,129 (d)
2,807,000	Series 2017-1MKT, Class C, 4.02%, due 2/10/2032	2,667,648 (d)
2,476,000	Series 2017-1MKT, Class D, 4.15%, due 2/10/2032	2,303,600 (d)
ONE Mortgage Trust
1,537,000	Series 2021-PARK, Class D, (1 mo. USD Term SOFR + 1.61%), 5.29%, due 3/15/2036	1,534,012 (d)(f)
4,391,000	Series 2021-PARK, Class E, (1 mo. USD Term SOFR + 1.86%), 5.54%, due 3/15/2036	4,382,782 (d)(f)
6,725,000	ONNI Commercial Mortgage Trust, Series 2024-APT, Class C, 6.64%, due 7/15/2039	6,878,907 (d)(e)
5,189,000	ORL Trust, Series 2024-GLKS, Class D, (1 mo. USD Term SOFR + 2.79%), 6.47%, due 12/15/2039	5,211,702 (d)(f)
9,430,000	PRM Trust, Series 2025-PRM6, Class E, 6.58%, due 7/5/2033	9,476,695 (d)(e)
14,793,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	15,585,301 (d)
9,192,000	SDAL Trust, Series 2025-DAL, Class C, (1 mo. USD Term SOFR + 3.94%), 7.62%, due 4/15/2042	9,260,927 (d)(f)
SFO Commercial Mortgage Trust
5,365,000	Series 2021-555, Class B, (1 mo. USD Term SOFR + 1.61%), 5.29%, due 5/15/2038	5,351,650 (d)(f)
3,810,000	Series 2021-555, Class C, (1 mo. USD Term SOFR + 1.91%), 5.59%, due 5/15/2038	3,795,713 (d)(f)
6,077,000	Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.19%, due 5/15/2038	6,054,288 (d)(f)
7,187,163	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class E, (1 mo. USD Term SOFR + 2.70%), 6.38%, due 1/15/2039	7,169,195 (d)(f)
TCO Commercial Mortgage Trust
6,404,000	Series 2024-DPM, Class B, (1 mo. USD Term SOFR + 1.59%), 5.27%, due 12/15/2039	6,420,010 (d)(f)
3,121,000	Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 5.67%, due 12/15/2039	3,126,852 (d)(f)
3,053,000	TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class A, (1 mo. USD Term SOFR + 1.29%), 4.97%, due 4/15/2042	3,054,907 (d)(f)
TRTX Issuer Ltd.
9,331,000	Series 2025-FL6, Class A, (1 mo. USD Term SOFR + 1.54%), 5.21%, due 9/18/2042	9,351,414 (d)(f)
4,876,000	Series 2025-FL7, Class C, (1 mo. USD Term SOFR + 2.20%), 5.88%, due 6/18/2043	4,875,991 (d)(f)
4,660,000	Series 2025-FL7, Class D, (1 mo. USD Term SOFR + 2.65%), 6.33%, due 6/18/2043	4,660,110 (d)(f)
2,069,000	Series 2025-FL7, Class E, (1 mo. USD Term SOFR + 3.25%), 6.93%, due 6/18/2043	2,074,111 (d)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
	U.S. Bank NA
$3,672,646	Series 2025-SUP1, Class C, (30 day USD SOFR Average + 1.90%), 5.60%, due 2/25/2032	$3,672,635 (d)(f)
2,753,755	Series 2025-SUP1, Class D, (30 day USD SOFR Average + 2.70%), 6.40%, due 2/25/2032	2,758,418 (d)(f)
	Wells Fargo Commercial Mortgage Trust
3,709,000	Series 2024-1CHI, Class C, 6.43%, due 7/15/2035	3,751,397 (d)(e)
2,914,000	Series 2024-1CHI, Class D, 6.93%, due 7/15/2035	2,953,348 (d)(e)
1,730,000	Series 2016-NXS6, Class C, 4.34%, due 11/15/2049	1,676,905 (e)
2,770,000	Series 2017-C39, Class C, 4.12%, due 9/15/2050	2,505,322
5,086,000	Series 2025-5C3, Class C, 6.23%, due 1/15/2058	5,163,625 (e)
	WF-RBS Commercial Mortgage Trust
102,868,000	Series 2013-C14, Class XB, 0.00%, due 6/15/2046	1,029 (e)(g)
1,505,370	Series 2014-C22, Class XA, 0.27%, due 9/15/2057	160 (e)(g)
		608,008,934
Federal Home Loan Mortgage Corp. 4.3%
	Pass-Through Certificates
21,764,938	2.50%, due 9/1/2051 - 10/1/2052	18,559,527
26,943,206	3.00%, due 11/1/2050 - 8/1/2052	23,978,726
34,705,620	3.50%, due 5/1/2052 - 11/1/2054	32,156,290
24,017,688	4.00%, due 8/1/2052 - 12/1/2054	23,063,801
9,580,581	4.50%, due 8/1/2052 - 1/1/2054	9,418,145
71,607,191	5.00%, due 10/1/2052 - 1/1/2056	71,771,565
98,719,301	5.50%, due 11/1/2052 - 12/1/2055	100,542,133
54,999,357	6.00%, due 12/1/2052 - 9/1/2055	56,683,400
		336,173,587
Federal National Mortgage Association 7.4%
	Pass-Through Certificates
46,097,832	2.50%, due 5/1/2051 - 7/1/2053	39,427,698
73,240,614	3.00%, due 6/1/2050 - 3/1/2053	65,150,031
47,990,576	3.50%, due 8/1/2051 - 4/1/2053	44,586,680
49,804,451	4.00%, due 2/1/2052 - 7/1/2055	47,807,867
77,972,967	4.50%, due 7/1/2052 - 3/1/2055	76,655,810 (h)
75,796,846	5.00%, due 8/1/2052 - 2/1/2056	76,029,076
166,304,435	5.50%, due 12/1/2052 - 12/1/2055	169,149,043
62,406,228	6.00%, due 1/1/2053 - 7/1/2055	64,497,698
		583,303,903
Government National Mortgage Association 2.7%
	Pass-Through Certificates
190	7.00%, due 8/15/2032	199
16,930,000	4.50%, TBA, 30 Year Maturity	16,529,923 (i)
105,825,000	5.00%, TBA, 30 Year Maturity	105,799,829 (i)
84,425,000	5.50%, TBA, 30 Year Maturity	85,347,167 (i)
		207,677,118
Uniform Mortgage-Backed Securities 17.0%
	Pass-Through Certificates
47,060,000	2.50%, TBA, 30 Year Maturity	39,938,539 (i)
7,365,000	3.00%, TBA, 30 Year Maturity	6,526,768 (i)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Uniform Mortgage-Backed Securities – cont'd
$155,310,000	3.50%, TBA, 30 Year Maturity	$143,635,681 (i)
192,325,000	4.00%, TBA, 30 Year Maturity	183,657,029 (i)
202,340,000	4.50%, TBA, 30 Year Maturity	198,215,639 (i)
273,910,000	5.00%, TBA, 30 Year Maturity	273,834,538 (i)
170,300,000	5.50%, TBA, 30 Year Maturity	172,668,960 (i)
307,045,000	6.00%, TBA, 30 Year Maturity	314,407,764 (i)
1,332,884,918
Total Mortgage-Backed Securities (Cost $4,102,962,042)		4,097,261,352
Asset-Backed Securities 12.8%
Automobiles 1.7%
Ally Bank Auto Credit-Linked Notes
403,427	Series 2024-A, Class D, 6.32%, due 5/17/2032	410,304 (d)
1,223,879	Series 2024-A, Class E, 7.92%, due 5/17/2032	1,250,483 (d)
433,837	Series 2024-B, Class C, 5.22%, due 9/15/2032	437,928 (d)
1,829,903	Series 2024-B, Class E, 6.68%, due 9/15/2032	1,847,802 (d)
4,332,220	Series 2025-A, Class D, 4.99%, due 6/15/2033	4,352,163 (d)
Avis Budget Rental Car Funding AESOP LLC
1,110,000	Series 2022-5A, Class C, 6.24%, due 4/20/2027	1,112,626 (d)
1,000,000	Series 2021-2A, Class B, 1.90%, due 2/20/2028	978,292 (d)
3,423,000	Series 2023-1A, Class C, 6.23%, due 4/20/2029	3,509,835 (d)
3,130,000	Series 2023-8A, Class B, 6.66%, due 2/20/2030	3,297,412 (d)
3,636,000	Series 2024-1A, Class C, 6.48%, due 6/20/2030	3,775,439 (d)
2,920,000	Series 2025-2A, Class B, 5.51%, due 8/20/2031	2,991,822 (d)
1,766,000	Series 2025-2A, Class C, 6.24%, due 8/20/2031	1,824,742 (d)
1,166,920	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class C, (30 day USD SOFR Average + 1.50%), 5.20%, due 12/26/2031	1,171,411 (d)(f)
117,146	BMW Vehicle Lease Trust, Series 2024-2, Class A2B, (30 day USD SOFR Average + 0.42%), 4.12%, due 1/25/2027	117,161 (f)
Bridgecrest Lending Auto Securitization Trust
4,611,000	Series 2025-4, Class C, 4.80%, due 8/15/2031	4,655,612
6,190,000	Series 2025-4, Class D, 5.41%, due 8/15/2031	6,287,069
74,871	Capital One Prime Auto Receivables Trust, Series 2024-1, Class A2B, (30 day USD SOFR Average + 0.32%), 4.03%, due 10/15/2027	74,876 (f)
CarMax Auto Owner Trust
83,796	Series 2024-4, Class A2B, (30 day USD SOFR Average + 0.45%), 4.16%, due 12/15/2027	83,822 (f)
592,017	Series 2025-3, Class A2B, (30 day USD SOFR Average + 0.37%), 4.08%, due 8/15/2028	592,370 (f)
290,781	Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.75%, due 2/25/2033	292,907 (d)
14,653,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49%, due 5/15/2031	14,898,663
Exeter Select Automobile Receivables Trust
500,000	Series 2025-2, Class A3, 4.43%, due 8/15/2030	503,421
4,656,000	Series 2025-2, Class C, 4.91%, due 12/15/2031	4,697,087
10,089	Ford Credit Auto Lease Trust, Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.40%), 4.11%, due 2/15/2027	10,090 (f)
Ford Credit Auto Owner Trust
191,404	Series 2024-C, Class A2B, (30 day USD SOFR Average + 0.40%), 4.11%, due 8/15/2027	191,479 (f)
202,474	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.41%), 4.12%, due 12/15/2027	202,638 (f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
$603,000	Series 2025-C, Class A2B, (30 day USD SOFR Average + 0.36%), 4.07%, due 9/15/2028	$603,201 (f)
GLS Auto Receivables Issuer Trust
334,000	Series 2025-2A, Class A3, 4.75%, due 1/16/2029	336,026 (d)
2,746,000	Series 2024-1A, Class D, 5.95%, due 12/17/2029	2,800,377 (d)
3,479,000	Series 2025-2A, Class D, 5.59%, due 1/15/2031	3,535,743 (d)
GLS Auto Select Receivables Trust
510,897	Series 2025-3A, Class A2, 4.46%, due 10/15/2030	514,244 (d)
2,771,000	Series 2024-4A, Class D, 5.28%, due 10/15/2031	2,799,056 (d)
110,168	GM Financial Automobile Leasing Trust, Series 2024-3, Class A2B, (30 day USD SOFR Average + 0.47%), 4.17%, due 1/20/2027	110,188 (f)
144,036	GM Financial Consumer Automobile Receivables Trust, Series 2024-4, Class A2B, (30 day USD SOFR Average + 0.40%), 4.11%, due 10/18/2027	144,064 (f)
174,239	Harley-Davidson Motorcycle Trust, Series 2025-A, Class A2A, 4.71%, due 7/17/2028	174,735
Huntington Bank Auto Credit-Linked Notes
3,866,627	Series 2024-1, Class B1, 6.15%, due 5/20/2032	3,930,050 (d)
529,799	Series 2024-2, Class B2, (30 day USD SOFR Average + 1.35%), 5.05%, due 10/20/2032	531,584 (d)(f)
1,255,078	Series 2024-2, Class C, (30 day USD SOFR Average + 2.60%), 6.30%, due 10/20/2032	1,262,451 (d)(f)
Hyundai Auto Receivables Trust
200,637	Series 2024-C, Class A2B, (30 day USD SOFR Average + 0.40%), 4.11%, due 9/15/2027	200,706 (f)
198,873	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.34%), 4.05%, due 12/15/2027	198,951 (f)
605,000	Series 2025-C, Class A2B, (30 day USD SOFR Average + 0.35%), 4.06%, due 7/17/2028	605,422 (f)
Mercedes-Benz Auto Lease Trust
12,023	Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.44%), 4.15%, due 12/15/2026	12,024 (f)
32,670	Series 2024-A, Class A2B, (30 day USD SOFR Average + 0.42%), 4.13%, due 2/16/2027	32,673 (f)
Nissan Auto Receivables Owner Trust
162,209	Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.38%), 4.09%, due 6/15/2027	162,241 (f)
603,000	Series 2025-B, Class A2B, (30 day USD SOFR Average + 0.38%), 4.09%, due 7/17/2028	603,498 (f)
338,000	PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03%, due 7/15/2030	338,817 (d)
7,733	Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A2B, (30 day USD SOFR Average + 0.28%), 3.98%, due 1/24/2028	7,733 (d)(f)
32,623	Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A2B, (30 day USD SOFR Average + 0.44%), 4.14%, due 12/21/2026	32,627 (d)(f)
2,956,046	Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.08%, due 2/15/2028	2,929,911 (d)
15,813,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class D, 5.43%, due 3/17/2031	16,124,643
SCCU Auto Receivables Trust
5,328	Series 2024-1A, Class A2, 5.45%, due 12/15/2027	5,331 (d)
2,214,000	Series 2025-1A, Class C, 5.08%, due 2/17/2032	2,236,858 (d)
18,273	Tesla Auto Lease Trust, Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.59%), 4.29%, due 1/20/2027	18,275 (d)(f)
Toyota Auto Receivables Owner Trust
151,363	Series 2024-D, Class A2B, (30 day USD SOFR Average + 0.39%), 4.10%, due 8/16/2027	151,423 (f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
$269,883	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.33%), 4.04%, due 11/15/2027	$269,911 (f)
600,000	Toyota Lease Owner Trust, Series 2025-B, Class A2B, (30 day USD SOFR Average + 0.34%), 4.04%, due 5/22/2028	600,299 (d)(f)
1,411,922	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	1,426,036 (d)
Volkswagen Auto Lease Trust
21,898	Series 2024-A, Class A2B, (30 day USD SOFR Average + 0.47%), 4.17%, due 12/21/2026	21,901 (f)
600,000	Series 2025-B, Class A2B, (30 day USD SOFR Average + 0.37%), 4.07%, due 4/20/2028	600,598 (f)
Volkswagen Auto Loan Enhanced Trust
124,681	Series 2024-1, Class A2B, (30 day USD SOFR Average + 0.36%), 4.06%, due 11/22/2027	124,721 (f)
188,740	Series 2025-1, Class A2B, (30 day USD SOFR Average + 0.44%), 4.14%, due 1/20/2028	188,860 (f)
603,000	Series 2025-2, Class A2B, (30 day USD SOFR Average + 0.37%), 4.07%, due 8/21/2028	603,584 (f)
Westlake Automobile Receivables Trust
8,358,000	Series 2025-1A, Class D, 5.54%, due 11/15/2030	8,521,463 (d)
6,439,000	Series 2025-2A, Class C, 4.85%, due 1/15/2031	6,514,143 (d)
9,527,000	Series 2025-2A, Class D, 5.08%, due 5/15/2031	9,625,827 (d)
World Omni Auto Receivables Trust
106,924	Series 2024-C, Class A2A, 4.78%, due 1/18/2028	107,026
271,908	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.33%), 4.04%, due 4/17/2028	271,915 (f)
191,432	World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.39%), 4.10%, due 12/15/2027	191,515 (f)
129,038,105
Credit Card 0.0%‡
275,000	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, (1 mo. USD Term SOFR + 0.88%), 4.56%, due 5/14/2029	277,257 (f)
Evergreen Credit Card Trust
560,000	Series 2024-1A, Class A, (Secured Overnight Financing Rate + 0.68%), 4.33%, due 7/15/2028	560,926 (d)(f)
595,000	Series 2025-1A, Class A, (Secured Overnight Financing Rate + 0.59%), 4.23%, due 10/15/2029	597,376 (d)(f)
1,435,559
Home Equity 1.0%
JP Morgan Mortgage Trust
1,445,182	Series 2023-HE2, Class M1, (30 day USD SOFR Average + 2.25%), 5.95%, due 3/20/2054	1,453,953 (d)(f)
2,256,086	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 5.80%, due 5/20/2054	2,269,874 (d)(f)
558,815	Series 2023-HE3, Class M2, (30 day USD SOFR Average + 2.50%), 6.20%, due 5/20/2054	562,943 (d)(f)
1,978,810	Series 2024-HE1, Class M1, (30 day USD SOFR Average + 2.00%), 5.70%, due 8/25/2054	1,991,469 (d)(f)
1,474,011	Series 2024-HE1, Class M2, (30 day USD SOFR Average + 2.40%), 6.10%, due 8/25/2054	1,486,760 (d)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Home Equity – cont'd
$513,730	Series 2024-HE2, Class A1, (30 day USD SOFR Average + 1.20%), 4.90%, due 10/20/2054	$514,390 (d)(f)
661,109	Series 2025-HE1, Class A1, (30 day USD SOFR Average + 1.15%), 4.85%, due 7/20/2055	661,106 (d)(f)
2,109,189	Series 2025-HE3, Class A1, (30 day USD SOFR Average + 1.35%), 5.05%, due 3/20/2056	2,118,187 (d)(f)
6,045,000	Series 2025-HE3, Class M1, (30 day USD SOFR Average + 1.45%), 5.15%, due 3/20/2056	6,071,111 (d)(f)
5,781,000	Series 2025-HE3, Class M2, (30 day USD SOFR Average + 1.70%), 5.40%, due 3/20/2056	5,809,667 (d)(f)
6,595,000	Series 2025-HE3, Class M3, (30 day USD SOFR Average + 2.10%), 5.80%, due 3/20/2056	6,640,452 (d)(f)
OBX Trust
9,246,283	Series 2025-HE1, Class A1, (30 day USD SOFR Average + 1.60%), 5.30%, due 2/25/2055	9,292,235 (d)(f)
1,874,000	Series 2025-HE1, Class M1, (30 day USD SOFR Average + 1.90%), 5.60%, due 2/25/2055	1,889,830 (d)(f)
RCKT Mortgage Trust
2,214,905	Series 2025-CES10, Class A1A, 4.89%, due 11/25/2055	2,221,512 (d)
6,561,345	Series 2025-CES11, Class A1A, 4.97%, due 11/25/2055	6,584,194 (d)
6,431,291	Series 2025-CES11, Class A1B, 5.12%, due 11/25/2055	6,461,011 (d)
2,315,000	Series 2025-CES10, Class A2, 5.16%, due 11/25/2055	2,321,567 (d)
1,724,000	Series 2025-CES11, Class A2, 5.23%, due 11/25/2055	1,729,383 (d)
5,775,000	Series 2025-CES10, Class A3, 5.31%, due 11/25/2055	5,791,317 (d)
1,950,000	Series 2025-CES11, Class A3, 5.38%, due 11/25/2055	1,959,320 (d)
1,000,000	Series 2026-CES1, Class A1A, 4.83%, due 1/25/2056	1,000,250 (d)
Towd Point Mortgage Trust
551,947	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	555,487 (d)
667,856	Series 2024-CES1, Class A1B, 6.05%, due 1/25/2064	672,625 (d)
5,641,278	Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	5,694,537 (d)
75,753,180
Other 9.7%
3,000,000	1988 CLO 1 Ltd., Series 2022-1A, Class ER, (3 mo. USD Term SOFR + 6.10%), 9.77%, due 10/15/2039	2,996,394 (d)(f)
1,500,000	1988 CLO 2 Ltd., Series 2023-2A, Class ER, (3 mo. USD Term SOFR + 5.25%), 8.92%, due 4/15/2038	1,477,290 (d)(f)
AASET Trust
222,552	Series 2020-1A, Class A, 3.35%, due 1/16/2040	220,996 (d)
6,018,638	Series 2025-1A, Class A, 5.94%, due 2/16/2050	6,134,924 (d)
1,000,000	AB BSL CLO 5 Ltd., Series 2024-5A, Class E, (3 mo. USD Term SOFR + 6.10%), 9.77%, due 1/20/2038	999,174 (d)(f)
6,000,000	AGL CLO 15 Ltd., Series 2021-15A, Class D1R, (3 mo. USD Term SOFR + 2.60%), 6.27%, due 1/20/2039	6,004,188 (d)(f)
1,570,000	AGL CLO 33 Ltd., Series 2024-33A, Class A1, (3 mo. USD Term SOFR + 1.35%), 5.02%, due 7/21/2037	1,577,073 (d)(f)
AIMCO CLO
1,000,000	Series 2018-AA, Class ER, (3 mo. USD Term SOFR + 5.25%), 9.13%, due 10/17/2037	1,007,376 (d)(f)
1,000,000	Series 2017-AA, Class D1R2, (3 mo. USD Term SOFR + 2.40%), 6.07%, due 1/20/2038	989,324 (d)(f)
2,000,000	AIMCO CLO 23 Ltd., Series 2025-23A, Class D1, (3 mo. USD Term SOFR + 2.40%), 6.07%, due 4/20/2038	2,010,620 (d)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Asset-Backed Securities – cont'd
Other – cont'd
	$1,000,000	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class C, 5.55%, due 1/21/2031	$1,020,488 (d)
	445,000	Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class D, 5.68%, due 8/20/2032	453,404 (d)
	2,000,000	Apidos CLO LII Ltd., Series 2025-52A, Class D1, (3 mo. USD Term SOFR + 2.40%), 6.07%, due 4/20/2038	2,012,671 (d)(f)
Apidos CLO LV
	3,500,000	Series 2025-55A, Class A1, (3 mo. USD Term SOFR + 1.21%), 4.93%, due 1/20/2039	3,510,498 (d)(f)
	1,875,000	Series 2025-55A, Class E, (3 mo. USD Term SOFR + 4.60%), 8.32%, due 1/20/2039	1,897,881 (d)(f)
	4,000,000	Apidos CLO XLVI Ltd., Series 2023-46A, Class A1R, (3 mo. USD Term SOFR + 1.20%), 5.11%, due 10/24/2038	4,013,600 (d)(f)
	2,650,000	ARES LVI CLO Ltd., Series 2020-56A, Class D1R2, (3 mo. USD Term SOFR + 2.85%), 6.52%, due 1/25/2038	2,664,704 (d)(f)
EUR	1,350,000	Armada Euro CLO VI DAC, Series 6A, Class DR, (2.70% - 3 mo. EUR EURIBOR), 0.00%, due 4/15/2039	1,600,222 (d)(f)(j)
	$6,518	Auxilior Term Funding LLC, Series 2024-1A, Class A2, 5.84%, due 3/15/2027	6,526 (d)
EUR	1,100,000	Avoca CLO XXXIV DAC, Series 34A, Class E, (3 mo. EUR EURIBOR + 5.40%), 7.52%, due 1/15/2038	1,310,894 (d)(f)
Bain Capital Credit CLO Ltd.
	$2,000,000	Series 2024-4A, Class D1, (3 mo. USD Term SOFR + 3.10%), 6.77%, due 10/23/2037	2,016,061 (d)(f)
	1,375,000	Series 2023-2A, Class ER, (3 mo. USD Term SOFR + 5.25%), 8.92%, due 7/18/2038	1,356,664 (d)(f)
	1,500,000	Series 2025-3A, Class E, (3 mo. USD Term SOFR + 5.45%), 9.12%, due 7/23/2038	1,513,130 (d)(f)
	1,000,000	Series 2025-4A, Class E, (3 mo. USD Term SOFR + 4.95%), 8.81%, due 1/17/2039	1,010,768 (d)(f)
	5,625,000	Series 2026-1A, Class D1, (3 mo. USD Term SOFR + 2.45%), 0.00%, due 4/26/2039	5,625,000 (d)(f)(j)(k)
	1,000,000	Ballyrock CLO 14 Ltd., Series 2020-14A, Class C1R, (3 mo. USD Term SOFR + 3.00%), 6.67%, due 7/20/2037	1,006,804 (d)(f)
	1,000,000	Ballyrock CLO 26 Ltd., Series 2024-26A, Class D, (3 mo. USD Term SOFR + 6.10%), 9.77%, due 7/25/2037	1,005,514 (d)(f)
	4,250,000	Ballyrock CLO 27 Ltd., Series 2024-27A, Class C1, (3 mo. USD Term SOFR + 2.90%), 6.57%, due 10/25/2037	4,288,153 (d)(f)
Barings CLO Ltd.
	2,750,000	Series 2025-3A, Class E, (3 mo. USD Term SOFR + 5.00%), 8.67%, due 3/31/2038	2,784,628 (d)(f)
	3,200,000	Series 2025-2A, Class E, (3 mo. USD Term SOFR + 5.75%), 9.42%, due 7/20/2038	3,248,859 (d)(f)
	1,800,000	Series 2025-5A, Class E, (3 mo. USD Term SOFR + 5.00%), 8.84%, due 10/15/2038	1,823,424 (d)(f)
	1,000,000	Battalion CLO XXI Ltd., Series 2021-21A, Class D, (3 mo. USD Term SOFR + 3.56%), 7.23%, due 7/15/2034	955,190 (d)(f)
	1,500,000	Benefit Street Partners CLO 43 Ltd., Series 2025-43A, Class E, (3 mo. USD Term SOFR + 4.70%), 8.50%, due 10/20/2038	1,516,075 (d)(f)
	1,000,000	Benefit Street Partners CLO 44 Ltd., Series 2025-44A, Class E, (3 mo. USD Term SOFR + 4.70%), 8.42%, due 1/15/2039	1,010,666 (d)(f)
	4,500,000	Benefit Street Partners CLO 47 Ltd., Series 2026-47A, Class D1, (2.30% - 3 mo. USD Term SOFR), 0.00%, due 4/15/2039	4,518,828 (d)(f)(j)
	2,500,000	Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class D1R2, (3 mo. USD Term SOFR + 3.15%), 6.82%, due 10/15/2037	2,522,550 (d)(f)
	1,000,000	Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ERR, (3 mo. USD Term SOFR + 4.90%), 8.57%, due 10/15/2038	1,008,381 (d)(f)
BlackRock European CLO XVI DAC
EUR	3,000,000	Series 16A, Class D, (3 mo. EUR EURIBOR + 3.05%), 5.11%, due 1/15/2039	3,593,868 (d)(f)
EUR	2,750,000	Series 16A, Class E, (3 mo. EUR EURIBOR + 5.40%), 7.46%, due 1/15/2039	3,276,727 (d)(f)
	$6,350,000	Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, due 11/20/2054	6,419,327 (d)
Bridgepoint CLO VI DAC
EUR	2,250,000	Series 6A, Class DR, (3 mo. EUR EURIBOR + 3.05%), 5.07%, due 3/15/2038	2,689,445 (d)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Asset-Backed Securities – cont'd
Other – cont'd
EUR	1,750,000	Series 6A, Class ER, (3 mo. EUR EURIBOR + 5.35%), 7.37%, due 3/15/2038	$2,079,238 (d)(f)
Business Jet Securities LLC
	$4,301,275	Series 2024-1A, Class A, 6.20%, due 5/15/2039	4,396,428 (d)
	1,472,919	Series 2024-1A, Class C, 9.13%, due 5/15/2039	1,523,159 (d)
	3,609,879	Series 2024-2A, Class B, 5.75%, due 9/15/2039	3,599,753 (d)
Canyon CLO Ltd.
	500,000	Series 2025-1A, Class D1, (3 mo. USD Term SOFR + 2.75%), 6.42%, due 4/15/2038	503,012 (d)(f)
	1,125,000	Series 2025-1A, Class E, (3 mo. USD Term SOFR + 4.75%), 8.42%, due 4/15/2038	1,137,104 (d)(f)
	3,000,000	Series 2025-3A, Class D1, (3 mo. USD Term SOFR + 2.70%), 6.41%, due 1/15/2039	3,022,975 (d)(f)
	3,300,000	Series 2025-3A, Class E, (3 mo. USD Term SOFR + 5.00%), 8.71%, due 1/15/2039	3,337,727 (d)(f)
Castlelake Aircraft Structured Trust
	4,520,695	Series 2025-1A, Class C, 7.75%, due 2/15/2050	4,548,035 (d)
	9,896,954	Series 2025-2A, Class A, 5.47%, due 8/15/2050	9,979,256 (d)
CCG Receivables Trust
	41,207	Series 2023-1, Class A2, 5.82%, due 9/16/2030	41,352 (d)
	2,495,000	Series 2024-1, Class C, 5.22%, due 3/15/2032	2,536,948 (d)
	3,788,000	Series 2024-1, Class D, 5.80%, due 3/15/2032	3,860,765 (d)
	1,006,257	Series 2025-1, Class A2, 4.48%, due 10/14/2032	1,011,371 (d)
	2,291,000	Series 2025-1, Class C, 4.89%, due 10/14/2032	2,319,505 (d)
	1,575,000	Series 2025-1, Class D, 5.28%, due 10/14/2032	1,587,582 (d)
Centersquare Issuer LLC
	6,461,538	Series 2025-4A, Class A2, 5.20%, due 8/25/2055	6,080,906
	4,000,000	Series 2025-7A, Class A2, 5.80%, due 12/27/2055	3,892,796
CIFC Funding Ltd.
	2,000,000	Series 2024-4A, Class D1, (3 mo. USD Term SOFR + 2.95%), 6.62%, due 10/16/2037	2,020,413 (d)(f)
	3,500,000	Series 2015-4A, Class D1R3, (3 mo. USD Term SOFR + 2.60%), 6.24%, due 1/17/2039	3,504,245 (d)(f)
	2,350,000	Series 2023-3A, Class D1R, (2.40% - 3 mo. USD Term SOFR), 0.00%, due 1/20/2039	2,359,832 (d)(f)(j)
Cloud Capital Holdco LP
	8,621,000	Series 2024-1A, Class A2, 5.78%, due 11/22/2049	8,669,791 (d)
	4,959,000	Series 2024-2A, Class A2, 5.92%, due 11/22/2049	5,027,497 (d)
	1,500,000	Clover CLO LLC, Series 2020-1A, Class DRR, (3 mo. USD Term SOFR + 3.10%), 6.77%, due 7/15/2037	1,510,221 (d)(f)
CNH Equipment Trust
	11,727	Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.40%), 4.11%, due 10/15/2027	11,728 (f)
	156,439	Series 2024-C, Class A2B, (30 day USD SOFR Average + 0.42%), 4.13%, due 2/18/2028	156,491 (f)
	171,398	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.33%), 4.04%, due 8/15/2028	171,373 (f)
Compass Datacenters Issuer II LLC
	3,335,000	Series 2024-1A, Class A1, 5.25%, due 2/25/2049	3,352,591 (d)
	2,712,000	Series 2024-1A, Class A2, 5.75%, due 2/25/2049	2,733,557 (d)
	2,760,000	Series 2024-1A, Class B, 7.00%, due 2/25/2049	2,813,902 (d)
	7,780,000	Series 2024-2A, Class A1, 5.02%, due 8/25/2049	7,790,870 (d)
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
	10,224,000	Series 2025-1A, Class A2, 6.00%, due 5/20/2055	10,469,154 (d)
	6,600,000	Series 2025-1A, Class C, 9.41%, due 5/20/2055	6,964,983 (d)
	3,481,455	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, due 1/20/2031	3,548,361 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Asset-Backed Securities – cont'd
Other – cont'd
	$3,000,000	Crown City CLO III, Series 2021-1A, Class C, (3 mo. USD Term SOFR + 3.56%), 7.23%, due 7/20/2034	$2,955,384 (d)(f)
	1,500,000	Crown City CLO VI, Series 2024-6A, Class D1, (3 mo. USD Term SOFR + 3.50%), 7.17%, due 7/15/2037	1,510,902 (d)(f)
EUR	4,000,000	CVC Cordatus Loan Fund XVI DAC, Series 16A, Class DR, (3 mo. EUR EURIBOR + 2.70%), 4.85%, due 3/17/2039	4,741,398 (d)(f)(j)(k)
EUR	2,000,000	CVC Cordatus Loan Fund XXXVII DAC, Series 37A, Class E, (3 mo. EUR EURIBOR + 5.40%), 7.43%, due 1/15/2040	2,383,643 (d)(f)
CyrusOne Data Centers Issuer I LLC
	$2,650,000	Series 2023-1A, Class A2, 4.30%, due 4/20/2048	2,612,961 (d)
	2,422,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	2,441,158 (d)
	130,000	Series 2024-1A, Class A2, 4.76%, due 3/22/2049	128,526 (d)
Dell Equipment Finance Trust
	123,000	Series 2025-1, Class A2, 4.68%, due 7/22/2027	123,384 (d)
	2,330,000	Series 2024-1, Class D, 6.12%, due 9/23/2030	2,362,084 (d)
	6,000,000	Dewolf Park CLO Ltd., Series 2017-1A, Class D1R2, (2.55% - 3 mo. USD Term SOFR), 0.00%, due 1/22/2039	6,025,050 (d)(f)(j)
	149,000	DLLAD LLC, Series 2025-1A, Class A2, 4.46%, due 11/20/2028	149,838 (d)
	300,000	Dryden 53 CLO Ltd., Series 2017-53A, Class D, (3 mo. USD Term SOFR + 2.66%), 6.33%, due 1/15/2031	296,569 (d)(f)
Eaton Vance CLO Ltd.
	850,000	Series 2015-1A, Class DR, (3 mo. USD Term SOFR + 2.76%), 6.43%, due 1/20/2030	850,309 (d)(f)
	2,000,000	Series 2020-2A, Class D1R2, (3 mo. USD Term SOFR + 3.20%), 6.87%, due 10/15/2037	2,014,082 (d)(f)
	5,500,000	Elmwood CLO 30 Ltd., Series 2024-6A, Class A, (3 mo. USD Term SOFR + 1.43%), 5.10%, due 7/17/2037	5,519,250 (d)(f)
Elmwood CLO 44 Ltd.
	1,250,000	Series 2025-7A, Class D, (3 mo. USD Term SOFR + 2.60%), 6.56%, due 10/20/2038	1,250,450 (d)(f)
	1,250,000	Series 2025-7A, Class E, (3 mo. USD Term SOFR + 4.70%), 8.66%, due 10/20/2038	1,264,023 (d)(f)
	1,500,000	Empower CLO Ltd., Series 2024-2A, Class D, (3 mo. USD Term SOFR + 3.20%), 6.87%, due 7/15/2037	1,508,345 (d)(f)
	3,000,000	Flatiron CLO 20 Ltd., Series 2020-1A, Class D1R2, (3 mo. USD Term SOFR + 2.65%), 6.54%, due 11/20/2038	3,015,967 (d)(f)
	1,000,000	Flatiron RR CLO 27 Ltd., Series 2024-3A, Class D1, (3 mo. USD Term SOFR + 2.90%), 6.57%, due 10/18/2037	1,009,428 (d)(f)
Foundation Finance Trust
	4,000,057	Series 2024-2A, Class B, 4.93%, due 3/15/2050	4,013,004 (d)
	1,324,796	Series 2024-2A, Class C, 5.32%, due 3/15/2050	1,327,661 (d)
	4,682,328	Series 2024-2A, Class D, 6.59%, due 3/15/2050	4,750,521 (d)
	706,572	Series 2025-1A, Class A, 4.95%, due 4/15/2050	714,519 (d)
	2,000,000	Galaxy 31 CLO Ltd., Series 2023-31A, Class ER, (3 mo. USD Term SOFR + 5.50%), 9.17%, due 7/15/2038	2,005,337 (d)(f)
	2,500,000	Galaxy 36 CLO Ltd., Series 2025-36A, Class A1, (3 mo. USD Term SOFR + 1.23%), 5.01%, due 10/15/2038	2,510,072 (d)(f)
GoldenTree Loan Management U.S. CLO 27 Ltd.
	4,000,000	Series 2025-27A, Class A, (3 mo. USD Term SOFR + 1.19%), 4.91%, due 1/20/2039	4,007,216 (d)(f)
	3,000,000	Series 2025-27A, Class D, (3 mo. USD Term SOFR + 2.60%), 6.32%, due 1/20/2039	3,024,924 (d)(f)
	3,000,000	Series 2025-27A, Class E, (3 mo. USD Term SOFR + 4.75%), 8.47%, due 1/20/2039	3,041,052 (d)(f)
	8,604,000	Gracie Point International Funding LLC, Series 2024-1A, Class A, (90 day USD SOFR Average + 1.70%), 5.89%, due 3/1/2028	8,607,119 (d)(f)
	38,114	GreatAmerica Leasing Receivables Funding LLC, Series 2025-1, Class A2, 4.52%, due 10/15/2027	38,237 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Asset-Backed Securities – cont'd
Other – cont'd
GreenSky Home Improvement Issuer Trust
	$329,802	Series 2025-1A, Class A2, 5.12%, due 3/25/2060	$331,199 (d)
	4,217,000	Series 2025-1A, Class B, 5.39%, due 3/25/2060	4,275,073 (d)
	3,292,000	Series 2025-1A, Class C, 5.69%, due 3/25/2060	3,334,526 (d)
	3,513,000	Series 2025-2A, Class B, 5.07%, due 6/25/2060	3,550,555 (d)
	2,375,000	Series 2025-2A, Class C, 5.26%, due 6/25/2060	2,396,372 (d)
	1,936,000	Series 2025-2A, Class D, 5.56%, due 6/25/2060	1,953,615 (d)
GreenSky Home Improvement Trust
	6,760,412	Series 2024-1, Class B, 5.87%, due 6/25/2059	6,911,215 (d)
	2,236,461	Series 2024-1, Class C, 6.36%, due 6/25/2059	2,291,570 (d)
	6,617,693	Series 2024-1, Class D, 7.33%, due 6/25/2059	6,872,340 (d)
EUR	1,500,000	Harvest CLO XXXVIII DAC, Series 38A, Class D, (3 mo. EUR EURIBOR + 3.00%), 5.07%, due 1/22/2039	1,778,479 (d)(f)
Hilton Grand Vacations Trust
	$646,415	Series 2022-1D, Class D, 6.79%, due 6/20/2034	645,621 (d)
	1,028,954	Series 2022-2A, Class B, 4.74%, due 1/25/2037	1,029,090 (d)
	1,423,963	Series 2024-2A, Class B, 5.65%, due 3/25/2038	1,447,676 (d)
	2,856,491	Series 2024-2A, Class C, 5.99%, due 3/25/2038	2,896,956 (d)
	1,725,350	Series 2024-2A, Class D, 6.91%, due 3/25/2038	1,770,895 (d)
	772,781	Series 2024-1B, Class B, 5.99%, due 9/15/2039	789,832 (d)
	676,038	Series 2024-1B, Class D, 8.85%, due 9/15/2039	696,705 (d)
	8,349,647	Series 2025-2A, Class B, 4.73%, due 5/25/2044	8,373,246 (d)
	3,935,740	Series 2025-2A, Class C, 5.12%, due 5/25/2044	3,966,846 (d)
HPEFS Equipment Trust
	5,731,000	Series 2024-2A, Class D, 5.82%, due 4/20/2032	5,839,438 (d)
	117,000	Series 2025-1A, Class A2, 4.49%, due 9/20/2032	117,405 (d)
	150,000	Series 2025-2A, Class A2, 4.07%, due 11/22/2032	150,291 (d)
Invesco U.S. CLO Ltd.
	1,000,000	Series 2025-2A, Class E, (3 mo. USD Term SOFR + 5.00%), 8.67%, due 7/15/2038	999,167 (d)(f)
	2,800,000	Series 2023-3A, Class ER, (3 mo. USD Term SOFR + 5.75%), 9.42%, due 7/15/2038	2,783,758 (d)(f)
	1,000,000	Series 2025-1A, Class E, (3 mo. USD Term SOFR + 6.00%), 9.67%, due 7/15/2038	1,013,659 (d)(f)
	7,719,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	7,817,401 (d)
	295,000	John Deere Owner Trust, Series 2025-B, Class A2B, (30 day USD SOFR Average + 0.30%), 4.01%, due 7/17/2028	294,999 (f)
	5,125,000	KKR CLO 62 Ltd., Series 2026-62A, Class D1, (2.55% - 3 mo. USD Term SOFR), 0.00%, due 4/15/2039	5,125,000 (d)(f)(j)(k)
Kubota Credit Owner Trust
	28,617	Series 2024-2A, Class A2, 5.45%, due 4/15/2027	28,692 (d)
	771,000	Series 2025-2A, Class A2, 4.48%, due 4/17/2028	775,001 (d)
	13,844,289	Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, due 9/20/2065	13,981,118 (d)
	1,250,000	Magnetite LI Ltd., Series 2025-51A, Class E, (3 mo. USD Term SOFR + 4.60%), 8.49%, due 10/25/2038	1,263,511 (d)(f)
Magnetite LII Ltd.
	3,000,000	Series 2025-52A, Class D1, (3 mo. USD Term SOFR + 2.45%), 6.10%, due 1/25/2039	3,022,359 (d)(f)
	1,625,000	Series 2025-52A, Class E, (3 mo. USD Term SOFR + 4.50%), 8.15%, due 1/25/2039	1,642,457 (d)(f)
	1,250,000	Magnetite XLVIII Ltd., Series 2025-48A, Class E, (3 mo. USD Term SOFR + 4.85%), 8.52%, due 10/15/2038	1,267,644 (d)(f)
	4,500,000	Magnetite XXVIII Ltd., Series 2020-28A, Class ERR, (3 mo. USD Term SOFR + 4.70%), 8.37%, due 1/15/2038	4,532,832 (d)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Asset-Backed Securities – cont'd
Other – cont'd
MetroNet Infrastructure Issuer LLC
	$13,431,000	Series 2025-2A, Class A2, 5.40%, due 8/20/2055	$13,630,219 (d)
	8,095,000	Series 2025-2A, Class C, 7.83%, due 8/20/2055	8,383,247 (d)
	2,000,000	MidOcean Credit CLO XXI, Series 2025-21A, Class D1, (3 mo. USD Term SOFR + 2.80%), 6.66%, due 10/20/2038	2,017,099 (d)(f)
	10,000,000	MLB Trust Senior Secured, 4.66%, due 12/10/2030	9,969,371
	577,345	MMAF Equipment Finance LLC, Series 2023-A, Class A3, 5.54%, due 12/13/2029	584,546 (d)
MVW LLC
	619,509	Series 2020-1A, Class B, 2.73%, due 10/20/2037	613,307 (d)
	604,021	Series 2020-1A, Class C, 4.21%, due 10/20/2037	600,891 (d)
	972,959	Series 2021-2A, Class B, 1.83%, due 5/20/2039	927,636 (d)
	1,435,866	Series 2022-1A, Class B, 4.40%, due 11/21/2039	1,426,763 (d)
	1,803,140	Series 2023-2A, Class C, 7.06%, due 11/20/2040	1,854,606 (d)
	610,085	Series 2023-2A, Class D, 9.33%, due 11/20/2040	628,760 (d)
	5,112,297	Series 2024-2A, Class B, 4.58%, due 3/20/2042	5,097,449 (d)
	3,330,821	Series 2024-2A, Class C, 4.92%, due 3/20/2042	3,325,168 (d)
	3,517,722	Series 2025-1A, Class B, 5.21%, due 9/22/2042	3,565,863 (d)
	3,512,903	Series 2025-1A, Class C, 5.75%, due 9/22/2042	3,541,006 (d)
	2,562,326	Series 2024-1A, Class B, 5.51%, due 2/20/2043	2,602,233 (d)
	1,619,510	Series 2024-1A, Class C, 6.20%, due 2/20/2043	1,655,550 (d)
	7,247,286	Series 2025-2A, Class C, 4.97%, due 10/20/2044	7,246,994 (d)
	6,115,881	NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.40%, due 11/25/2031	6,226,544 (d)
Oaktree CLO Ltd.
	1,000,000	Series 2024-26A, Class E, (3 mo. USD Term SOFR + 6.50%), 10.17%, due 4/20/2037	1,010,793 (d)(f)
	4,000,000	Series 2025-33A, Class E, (3 mo. USD Term SOFR + 5.10%), 9.23%, due 1/20/2039	4,039,459 (d)(f)
OCP CLO Ltd.
	3,000,000	Series 2024-35A, Class D1, (3 mo. USD Term SOFR + 3.10%), 6.77%, due 10/25/2037	3,030,879 (d)(f)
	2,000,000	Series 2017-13A, Class ER2, (3 mo. USD Term SOFR + 5.90%), 9.57%, due 11/26/2037	1,991,061 (d)(f)
	3,000,000	Series 2021-21A, Class D1R, (3 mo. USD Term SOFR + 2.65%), 6.32%, due 1/20/2038	3,032,518 (d)(f)
	3,500,000	Series 2018-15A, Class ER, (3 mo. USD Term SOFR + 5.10%), 8.77%, due 1/20/2038	3,515,194 (d)(f)
	2,000,000	Series 2025-46A, Class E, (3 mo. USD Term SOFR + 4.55%), 8.40%, due 10/15/2038	2,016,025 (d)(f)
	3,000,000	Series 2025-48A, Class D1, (3 mo. USD Term SOFR + 2.45%), 6.16%, due 12/15/2038	3,018,144 (d)(f)
	4,000,000	Series 2025-48A, Class E, (3 mo. USD Term SOFR + 4.55%), 8.26%, due 12/15/2038	4,040,440 (d)(f)
	4,000,000	OHA Credit Funding 17 Ltd., Series 2024-17A, Class A, (3 mo. USD Term SOFR + 1.48%), 5.15%, due 4/20/2037	4,007,286 (d)(f)
	2,500,000	OHA Credit Funding 6 Ltd., Series 2020-6A, Class D1R2, (3 mo. USD Term SOFR + 2.85%), 6.52%, due 10/20/2037	2,513,275 (d)(f)
	6,000,000	OHA Credit Partners VII Ltd., Series 2012-7A, Class D1R4, (3 mo. USD Term SOFR + 2.50%), 6.39%, due 2/20/2038	6,032,870 (d)(f)
OneMain Financial Issuance Trust
	1,000,000	Series 2023-2A, Class A1, 5.84%, due 9/15/2036	1,020,167 (d)
	2,556,000	Series 2023-1A, Class B, 5.94%, due 6/14/2038	2,656,949 (d)
	3,701,605	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.70%, due 12/20/2032	3,751,392 (d)
Palmer Square CLO Ltd.
	1,225,000	Series 2024-4A, Class E, (3 mo. USD Term SOFR + 5.00%), 8.67%, due 1/15/2038	1,233,683 (d)(f)
	6,000,000	Series 2025-1A, Class D1, (3 mo. USD Term SOFR + 2.45%), 6.12%, due 4/20/2038	6,028,342 (d)(f)
	5,175,000	Series 2026-1A, Class D, (2.35% - 3 mo. USD Term SOFR), 0.00%, due 4/20/2039	5,178,612 (d)(f)(j)
Palmer Square European CLO DAC
EUR	1,875,000	Series 2023-2A, Class DR, (3 mo. EUR EURIBOR + 3.10%), 5.19%, due 10/15/2038	2,242,699 (d)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Asset-Backed Securities – cont'd
Other – cont'd
EUR	1,875,000	Series 2023-2A, Class ER, (3 mo. EUR EURIBOR + 5.40%), 7.49%, due 10/15/2038	$2,234,414 (d)(f)
	$2,000,000	Parallel Ltd., Series 2020-1A, Class DR, (3 mo. USD Term SOFR + 6.76%), 10.43%, due 7/20/2034	1,989,997 (d)(f)
EUR	4,875,000	Penta CLO 11 DAC, Series 2022-11A, Class DRR, (2.70% - 3 mo. EUR EURIBOR), 0.00%, due 1/15/2039	5,778,579 (d)(f)(j)
EUR	2,000,000	Penta CLO 12 DAC, Series 2022-12A, Class ARR, (3 mo. EUR EURIBOR + 1.28%), 3.30%, due 11/9/2038	2,378,807 (d)(f)
PFS Financing Corp.
	$280,000	Series 2024-E, Class A, (30 day USD SOFR Average + 0.85%), 4.56%, due 7/15/2028	280,449 (d)(f)
	664,000	Series 2024-D, Class A, 5.34%, due 4/15/2029	674,957 (d)
	300,000	PPM CLO 3 Ltd., Series 2019-3A, Class DR, (3 mo. USD Term SOFR + 3.36%), 7.03%, due 4/17/2034	299,062 (d)(f)
	3,000,000	RAD CLO 28 Ltd., Series 2024-28A, Class E, (3 mo. USD Term SOFR + 5.25%), 8.92%, due 4/20/2038	2,986,450 (d)(f)
	2,000,000	Rad CLO 30 Ltd., Series 2025-30A, Class D, (3 mo. USD Term SOFR + 5.10%), 8.77%, due 10/15/2038	2,017,092 (d)(f)
	3,000,000	Regatta 30 Funding Ltd., Series 2024-4A, Class A1, (3 mo. USD Term SOFR + 1.32%), 4.99%, due 1/25/2038	3,012,701 (d)(f)
	2,500,000	RR 34 Ltd., Series 2024-34RA, Class DR, (3 mo. USD Term SOFR + 5.50%), 9.17%, due 10/15/2039	2,526,978 (d)(f)
	1,000,000	RR 36 Ltd., Series 2024-36RA, Class DR, (3 mo. USD Term SOFR + 5.25%), 8.92%, due 1/15/2040	1,008,909 (d)(f)
	4,000,000	RR 42 Ltd., Series 2025-42A, Class DR, (3 mo. USD Term SOFR + 5.10%), 8.77%, due 10/15/2040	4,028,904 (d)(f)
	3,125,000	RR 43 Ltd., Series 2026-43A, Class C1, (2.40% - 3 mo. USD Term SOFR), 0.00%, due 10/15/2039	3,125,000 (d)(f)(j)
EUR	2,150,000	RRE 10 Loan Management DAC, Series 10A, Class DR, (3 mo. EUR EURIBOR + 5.30%), 7.32%, due 3/15/2038	2,560,472 (d)(f)
	$1,000,000	Sandstone Peak Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.06%), 10.73%, due 10/15/2034	994,158 (d)(f)
Sierra Timeshare Receivables Funding LLC
	130,042	Series 2021-2A, Class C, 1.95%, due 9/20/2038	129,788 (d)
	636,680	Series 2021-2A, Class D, 3.23%, due 9/20/2038	635,648 (d)
	807,724	Series 2022-1A, Class D, 6.00%, due 10/20/2038	806,486 (d)
	471,002	Series 2023-1A, Class C, 7.00%, due 1/20/2040	483,513 (d)
	470,505	Series 2023-2A, Class C, 7.30%, due 4/20/2040	487,169 (d)
	790,620	Series 2023-2A, Class D, 9.72%, due 4/20/2040	830,176 (d)
	215,641	Series 2023-3A, Class C, 7.12%, due 9/20/2040	222,788 (d)
	2,472,038	Series 2024-2A, Class C, 5.83%, due 6/20/2041	2,506,747 (d)
	4,212,636	Series 2024-3A, Class C, 5.32%, due 8/20/2041	4,232,210 (d)
	1,398,153	Series 2024-3A, Class D, 6.93%, due 8/20/2041	1,408,237 (d)
	577,500	Series 2025-1A, Class A, 4.81%, due 1/21/2042	580,615 (d)
	4,746,477	Series 2025-1A, Class D, 6.86%, due 1/21/2042	4,776,823 (d)
	1,680,424	Series 2024-1A, Class C, 5.94%, due 1/20/2043	1,704,338 (d)
	488,487	Series 2024-1A, Class D, 8.02%, due 1/20/2043	499,457 (d)
	2,815,637	Series 2025-2A, Class B, 4.93%, due 4/20/2044	2,834,070 (d)
	2,165,875	Series 2025-2A, Class C, 5.32%, due 4/20/2044	2,172,264 (d)
	2,595,440	Series 2025-2A, Class D, 6.79%, due 4/20/2044	2,604,506 (d)
	3,721,341	Series 2025-3A, Class D, 6.54%, due 8/22/2044	3,726,540 (d)
Signal Peak CLO 11 Ltd.
	2,000,000	Series 2024-11A, Class D1, (3 mo. USD Term SOFR + 3.10%), 6.77%, due 7/18/2037	1,999,944 (d)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Asset-Backed Securities – cont'd
Other – cont'd
	$1,000,000	Series 2024-11A, Class E, (3 mo. USD Term SOFR + 6.00%), 9.67%, due 7/18/2037	$1,005,406 (d)(f)
	3,100,000	Sixth Street CLO 31 Ltd., Series 2025-31A, Class E, (3 mo. USD Term SOFR + 4.70%), 8.37%, due 1/17/2039	3,133,815 (d)(f)
Sixth Street CLO XXIII Ltd.
	4,000,000	Series 2023-23A, Class DR, (3 mo. USD Term SOFR + 2.50%), 6.17%, due 10/17/2038	4,025,543 (d)(f)
	2,000,000	Series 2023-23A, Class ER, (3 mo. USD Term SOFR + 4.85%), 8.52%, due 10/17/2038	2,020,816 (d)(f)
	5,000,000	Sone Holdings Trust, 4.88%, due 6/30/2033	4,992,172
Sotheby's Artfi Master Trust
	7,654,000	Series 2024-1A, Class A1, 6.43%, due 12/22/2031	7,670,403 (d)
	2,068,000	Series 2024-1A, Class D, 7.91%, due 12/22/2031	2,070,865 (d)
	3,351,000	Series 2026-1A, Class B, 4.90%, due 6/20/2033	3,352,571 (d)(j)
	3,104,000	Series 2026-1A, Class D, 5.54%, due 6/20/2033	3,108,971 (d)(j)
Stack Infrastructure Issuer LLC
	1,250,000	Series 2023-2A, Class A2, 5.90%, due 7/25/2048	1,254,948 (d)
	7,090,000	Series 2023-3A, Class A2, 5.90%, due 10/25/2048	7,143,688 (d)
	7,719,000	Series 2025-1A, Class A2, 5.00%, due 5/25/2050	7,623,964 (d)
EUR	3,000,000	Stannaway Park CLO DAC, Series 1A, Class E, (3 mo. EUR EURIBOR + 5.40%), 7.44%, due 1/23/2038	3,573,623 (d)(f)
	$14,294,000	Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, due 11/20/2055	14,405,789 (d)
	1,250,000	Symphony CLO 34-PS Ltd., Series 2022-34A, Class ER2, (3 mo. USD Term SOFR + 6.00%), 9.67%, due 7/24/2038	1,270,377 (d)(f)
	1,100,000	Symphony CLO 44 Ltd., Series 2024-44A, Class E, (3 mo. USD Term SOFR + 6.15%), 9.82%, due 7/14/2037	1,108,710 (d)(f)
	307,334	Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, due 6/21/2050	308,381 (d)
Trafigura Securitisation Finance PLC
	3,114,000	Series 2024-1A, Class A2, 5.98%, due 11/15/2027	3,150,306 (d)
	6,208,000	Series 2024-1A, Class B, 7.29%, due 11/15/2027	6,286,003 (d)
	1,300,000	Trestles CLO II Ltd., Series 2018-2A, Class ER, (3 mo. USD Term SOFR + 6.60%), 10.27%, due 7/25/2037	1,316,287 (d)(f)
	1,750,000	Trestles CLO III Ltd., Series 2020-3A, Class ER, (3 mo. USD Term SOFR + 6.10%), 9.77%, due 10/20/2037	1,770,123 (d)(f)
	1,500,000	Trestles CLO IX Ltd., Series 2025-9A, Class D1, (3 mo. USD Term SOFR + 2.65%), 6.52%, due 1/15/2039	1,511,542 (d)(f)
	1,200,000	Trestles CLO Ltd., Series 2017-1A, Class ERR, (3 mo. USD Term SOFR + 5.95%), 9.62%, due 7/25/2037	1,208,467 (d)(f)
	1,500,000	Trestles CLO VI Ltd., Series 2023-6A, Class ER, (3 mo. USD Term SOFR + 4.75%), 8.42%, due 4/25/2038	1,511,235 (d)(f)
	2,000,000	Trestles CLO VII Ltd., Series 2024-7A, Class D1, (3 mo. USD Term SOFR + 3.10%), 6.77%, due 10/25/2037	2,020,194 (d)(f)
	5,250,000	Trinitas CLO XXV Ltd., Series 2023-25A, Class DR, (3 mo. USD Term SOFR + 2.75%), 0.00%, due 1/23/2039	5,292,568 (d)(f)
	1,000,000	Trinitas CLO XXXI Ltd., Series 2024-31A, Class A1, (3 mo. USD Term SOFR + 1.35%), 5.02%, due 1/22/2038	1,004,299 (d)(f)
	6,000,000	Trinitas CLO XXXV Ltd., Series 2026-35A, Class D1, (2.50% - 3 mo. USD Term SOFR), 0.00%, due 1/22/2039	6,000,000 (d)(f)(j)
	3,000,000	Trinitas CLO XXXVII Ltd., Series 2025-37A, Class D, (3 mo. USD Term SOFR + 2.95%), 6.62%, due 1/22/2039	3,015,320 (d)(f)
	6,000,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class C, 9.02%, due 4/20/2055	6,342,415 (d)
Vantage Data Centers Issuer LLC
	5,790,000	Series 2021-1A, Class A2, 2.17%, due 10/15/2046	5,687,756 (d)
	2,720,000	Series 2025-2A, Class A2, 5.24%, due 11/15/2055	2,699,411 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Other – cont'd
$23,116,000	Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, due 8/15/2055	$22,932,022 (d)
Verizon Master Trust
274,000	Series 2024-3, Class A1B, (30 day USD SOFR Average + 0.58%), 4.29%, due 4/22/2030	274,503 (f)
289,000	Series 2024-6, Class A1B, (30 day USD SOFR Average + 0.67%), 4.37%, due 8/20/2030	290,261 (f)
603,000	Series 2025-9, Class A1B, (30 day USD SOFR Average + 0.42%), 4.13%, due 10/21/2030	603,199 (f)
Volofin Finance DAC
4,096,437	Series 2024-1A, Class A, 5.94%, due 6/15/2037	4,170,883 (d)
1,837,291	Series 2024-1A, Class B, 6.21%, due 6/15/2037	1,888,825 (d)
Voya CLO Ltd.
1,400,000	Series 2024-2A, Class E, (3 mo. USD Term SOFR + 6.05%), 9.72%, due 7/20/2037	1,412,903 (d)(f)
1,000,000	Series 2025-3A, Class E, (3 mo. USD Term SOFR + 5.40%), 9.07%, due 7/20/2038	1,009,973 (d)(f)
1,750,000	Wellington Management CLO 3 Ltd., Series 2024-3A, Class D1, (3 mo. USD Term SOFR + 3.00%), 6.67%, due 7/18/2037	1,762,022 (d)(f)
2,600,000	Whitebox CLO II Ltd., Series 2020-2A, Class E1R2, (3 mo. USD Term SOFR + 5.75%), 9.42%, due 10/24/2037	2,618,164 (d)(f)
3,145,523	Willis Engine Structured Trust VIII, Series 2025-A, Class B, 6.07%, due 6/15/2050	3,186,672 (d)
Wireless PropCo Funding LLC
5,350,000	Series 2025-1A, Class B, 4.30%, due 6/25/2055	5,117,601 (d)
2,000,000	Series 2025-1A, Class C, 8.51%, due 6/25/2055	2,041,479 (d)
760,819,949
Student Loan 0.4%
Bayview Opportunity Master Fund VII LLC
1,538,581	Series 2024-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 5.50%, due 6/25/2047	1,536,027 (d)(f)
653,616	Series 2024-EDU1, Class D, (30 day USD SOFR Average + 2.75%), 6.45%, due 6/25/2047	663,394 (d)(f)
5,279,981	Series 2025-EDU1, Class A, (30 day USD SOFR Average + 1.30%), 5.00%, due 7/27/2048	5,289,463 (d)(f)
8,363,554	Series 2025-EDU1, Class B, (30 day USD SOFR Average + 1.70%), 5.40%, due 7/27/2048	8,363,535 (d)(f)
3,211,720	Series 2025-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 5.50%, due 7/27/2048	3,211,729 (d)(f)
2,838,931	Series 2025-EDU1, Class D, (30 day USD SOFR Average + 2.25%), 5.95%, due 7/27/2048	2,838,923 (d)(f)
757,718	ELFI Graduate Loan Program LLC, Series 2024-A, Class A, 5.56%, due 8/25/2049	772,311 (d)
Navient Private Education Refi Loan Trust
6,069,786	Series 2021-A, Class A, 0.84%, due 5/15/2069	5,603,160 (d)
941,776	Series 2021-BA, Class A, 0.94%, due 7/15/2069	863,718 (d)
1,597,000	SoFi Professional Loan Program LLC, Series 2020-A, Class BFX, 3.12%, due 5/15/2046	1,432,749 (d)
30,575,009
Total Asset-Backed Securities (Cost $988,096,850)		997,621,802

Corporate Bonds 35.5%
Advertising 0.1%
Clear Channel Outdoor Holdings, Inc.
420,000	7.75%, due 4/15/2028	420,131 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Advertising – cont'd
	$440,000	7.50%, due 6/1/2029	$435,389 (d)
	2,145,000	7.13%, due 2/15/2031	2,236,812 (d)
	1,490,000	7.50%, due 3/15/2033	1,583,180 (d)
Neptune Bidco U.S., Inc.
	2,680,000	9.29%, due 4/15/2029	2,751,840 (d)
	475,000	10.38%, due 5/15/2031	502,215 (d)
	945,000	9.50%, due 2/15/2033	962,262 (d)
8,891,829
Aerospace & Defense 0.3%
	1,860,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	1,925,085 (d)
	5,560,000	Boeing Co., 5.81%, due 5/1/2050	5,491,374
Bombardier, Inc.
	2,735,000	7.25%, due 7/1/2031	2,903,651 (d)
	535,000	7.00%, due 6/1/2032	561,599 (d)
	765,000	6.75%, due 6/15/2033	803,550 (d)
	825,000	General Electric Co., (3 mo. USD Term SOFR + 0.64%), 4.54%, due 5/5/2026	825,858 (f)
	1,955,000	Goat Holdco LLC, 6.75%, due 2/1/2032	2,007,830 (d)
TransDigm, Inc.
	1,515,000	6.38%, due 3/1/2029	1,557,912 (d)
	1,295,000	7.13%, due 12/1/2031	1,358,078 (d)
	1,485,000	6.38%, due 5/31/2033	1,511,748 (d)
	2,255,000	6.75%, due 1/31/2034	2,333,961 (d)
21,280,646
Agriculture 0.3%
Imperial Brands Finance PLC
	9,375,000	5.88%, due 7/1/2034	9,793,881 (d)
	3,065,000	5.63%, due 7/1/2035	3,134,345 (d)
	2,600,000	6.38%, due 7/1/2055	2,675,228 (d)
	4,000,000	JR Simplot Co., 5.64%, due 9/30/2035	3,970,283
	779,000	Philip Morris International, Inc., (Secured Overnight Financing Rate + 0.83%), 4.51%, due 4/28/2028	783,792 (f)
EUR	1,300,000	Sudzucker International Finance BV, 5.95%, due 5/28/2030	1,500,481 (l)(m)(n)
Tereos Finance Groupe I SA
EUR	100,000	5.88%, due 4/30/2030	114,382 (n)
EUR	615,000	5.75%, due 4/30/2031	687,349 (n)
22,659,741
Airlines 0.1%
EUR	1,600,000	Air France-KLM, 4.63%, due 5/23/2029	1,979,347 (n)
	$2,600,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	2,627,050 (d)
	254,000	Avianca Midco 2 PLC, 9.63%, due 2/14/2030	260,223 (d)
EUR	1,800,000	Deutsche Lufthansa AG, 5.25%, due 1/15/2055	2,200,967 (l)(n)
	$243,000	Gol Finance, Inc., 14.38%, due 6/6/2030	251,505 (d)
	30,000	Latam Airlines Group SA, 7.63%, due 1/7/2031	31,463 (d)
EUR	2,700,000	Transportes Aereos Portugueses SA, 5.13%, due 11/15/2029	3,323,541 (n)
	$710,000	United Airlines Holdings, Inc., 5.38%, due 3/1/2031	717,051 (j)
11,391,147
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Apparel 0.2%
		Beach Acquisition Bidco LLC
EUR	2,200,000	5.25%, due 7/15/2032	$2,668,185 (n)
	$2,508,635	10.00% Cash/10.75% PIK, due 7/15/2033	2,760,353 (d)(o)
EUR	3,183,000	Birkenstock Financing SARL, 5.25%, due 4/30/2029	3,793,283 (n)
	$870,000	Champ Acquisition Corp., 8.38%, due 12/1/2031	927,606 (d)
EUR	1,429,000	CT Investment GmbH, 6.38%, due 4/15/2030	1,750,531 (n)
	$1,320,000	S&S Holdings LLC, 8.38%, due 10/1/2031	1,258,534 (d)
		VF Corp.
EUR	1,418,000	4.25%, due 3/7/2029	1,701,239
	$1,115,000	2.95%, due 4/23/2030	1,017,012
EUR	1,052,000	0.63%, due 2/25/2032	995,715
			16,872,458
Auto Manufacturers 0.5%
	$1,590,000	Allison Transmission, Inc., 5.88%, due 12/1/2033	1,612,506 (d)
	6,327,273	FCA U.S. LLC Lease-Backed Pass-Through Trust, 7.76%, due 3/10/2047	6,663,046 (d)(h)
	638,000	General Motors Financial Co., Inc., 5.40%, due 4/6/2026	639,662
	200,000	Hyundai Capital America, 5.50%, due 3/30/2026	200,529 (d)
EUR	2,260,000	Jaguar Land Rover Automotive PLC, 4.50%, due 7/15/2028	2,699,386 (n)
		Nissan Motor Acceptance Co. LLC
	$275,000	7.05%, due 9/15/2028	285,142 (d)
	265,000	5.63%, due 9/29/2028	265,909 (d)
	115,000	5.55%, due 9/13/2029	114,319 (d)
	220,000	6.13%, due 9/30/2030	219,389 (d)
		Nissan Motor Co. Ltd.
EUR	1,590,000	5.25%, due 7/17/2029	1,939,525 (n)
	$415,000	7.50%, due 7/17/2030	435,739 (d)
	1,025,000	4.81%, due 9/17/2030	967,646 (d)
	310,000	7.75%, due 7/17/2032	327,167 (d)
EUR	595,000	6.38%, due 7/17/2033	729,738 (n)
	$230,000	8.13%, due 7/17/2035	245,622 (d)
EUR	400,000	RCI Banque SA, 5.50%, due 10/9/2034	499,747 (l)(n)
EUR	1,900,000	Renault SA, 3.88%, due 9/30/2030	2,277,810 (n)
	$13,530,000	Stellantis Finance U.S., Inc., 6.45%, due 3/18/2035	14,099,930 (d)
EUR	200,000	Stellantis NV, 4.63%, due 6/6/2035	240,123 (n)
	$770,000	Toyota Motor Credit Corp., (Secured Overnight Financing Rate + 0.77%), 4.58%, due 8/7/2026	772,230 (f)
EUR	4,500,000	Volkswagen International Finance NV, 3.75%, due 12/28/2027	5,349,227 (l)(m)(n)
			40,584,392
Auto Parts & Equipment 0.6%
	$3,040,000	Clarios Global LP/Clarios U.S. Finance Co., 6.75%, due 9/15/2032	3,146,491 (d)
EUR	1,365,000	Dana Financing Luxembourg SARL, 8.50%, due 7/15/2031	1,723,187 (n)
	$1,005,000	Dornoch Debt Merger Sub, Inc., 6.63%, due 10/15/2029	894,904 (d)
		Forvia SE
EUR	585,714	3.75%, due 6/15/2028	694,562 (n)
EUR	735,000	5.63%, due 6/15/2030	912,398 (n)
EUR	1,137,000	5.38%, due 3/15/2031	1,392,577 (n)
EUR	1,950,000	5.50%, due 6/15/2031	2,396,005 (n)
	$1,990,000	6.75%, due 9/15/2033	2,040,429 (d)
EUR	2,052,000	Gestamp Automocion SA, 4.38%, due 10/15/2030	2,469,722 (n)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Auto Parts & Equipment – cont'd
		Goodyear Tire & Rubber Co.
	$635,000	5.00%, due 7/15/2029	$621,876
	220,000	5.25%, due 4/30/2031	211,731
EUR	200,000	Grupo Antolin Irausa SA, 3.50%, due 4/30/2028	172,292 (n)
		IHO Verwaltungs GmbH
EUR	2,392,059	8.75% Cash/9.50% PIK, due 5/15/2028	2,939,718 (n)(o)
	$1,600,000	7.75% Cash/8.50% PIK, due 11/15/2030	1,682,107 (d)(o)
		Schaeffler AG
EUR	800,000	4.75%, due 8/14/2029	985,199 (n)
EUR	3,700,000	4.50%, due 3/28/2030	4,516,585 (n)
EUR	1,500,000	5.38%, due 4/1/2031	1,888,765 (n)
		Valeo SE
EUR	1,700,000	4.50%, due 4/11/2030	2,068,315 (n)
EUR	2,400,000	5.13%, due 5/20/2031	2,973,371 (n)
EUR	400,000	4.63%, due 3/23/2032	479,805 (n)
		ZF Europe Finance BV
EUR	1,000,000	6.13%, due 3/13/2029	1,236,731 (n)
EUR	1,900,000	3.00%, due 10/23/2029	2,142,509 (n)
EUR	1,800,000	7.00%, due 6/12/2030	2,273,625 (n)
EUR	1,600,000	ZF Finance GmbH, 3.75%, due 9/21/2028	1,890,281 (n)
		ZF North America Capital, Inc.
	$885,000	6.88%, due 4/14/2028	913,758 (d)
	1,445,000	6.75%, due 4/23/2030	1,448,808 (d)
	1,260,000	7.50%, due 3/24/2031	1,291,486 (d)
	180,000	6.88%, due 4/23/2032	179,489 (d)
			45,586,726
Banks 10.1%
	5,200,000	ABN AMRO Bank NV, 5.52%, due 12/3/2035	5,354,952 (d)(l)
EUR	300,000	AMCO - Asset Management Co. SpA, 0.75%, due 4/20/2028	341,650 (n)
	$7,755,000	Banco Bilbao Vizcaya Argentaria SA, 7.75%, due 1/14/2032	8,342,658 (l)(m)
EUR	270,000	Banco BPM SpA, 3.38%, due 1/24/2030	327,915 (n)
		Banco Bradesco SA
	$200,000	6.50%, due 1/22/2030	209,888 (d)
	1,320,000	5.38%, due 1/20/2031	1,321,452 (d)
	206,000	Banco de Credito del Peru SA, 6.45%, due 7/30/2035	214,899 (d)(l)
EUR	1,100,000	Banco de Sabadell SA, 6.00%, due 8/16/2033	1,388,813 (l)(n)
		Banco Mercantil del Norte SA
	$1,500,000	6.63%, due 1/24/2032	1,481,413 (d)(l)(m)
	760,000	8.75%, due 5/20/2035	822,420 (d)(l)(m)
	200,000	Banco Santander Chile, 4.55%, due 11/20/2030	200,000 (d)
	570,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, due 12/10/2029	587,727 (d)
	4,400,000	Banco Santander SA, 4.75%, due 11/12/2026	4,383,599 (l)(m)
	273,000	Banco Votorantim SA, 5.88%, due 4/8/2028	277,982 (d)
		Bangkok Bank PCL
	200,000	4.30%, due 6/15/2027	200,542 (d)
	1,270,000	5.65%, due 7/5/2034	1,320,421 (d)
	200,000	Bank Negara Indonesia Persero Tbk. PT, 3.75%, due 3/30/2026	199,081 (n)
		Bank of America Corp.
	3,330,000	4.38%, due 1/27/2027	3,312,877 (l)(m)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
	$1,550,000	(Secured Overnight Financing Rate + 1.35%), 5.03%, due 9/15/2027	$1,558,131 (f)
	6,735,000	4.95%, due 7/22/2028	6,827,771 (l)
	9,115,000	5.82%, due 9/15/2029	9,506,107 (l)
	9,005,000	6.63%, due 5/1/2030	9,356,339 (l)(m)
	2,875,000	5.52%, due 10/25/2035	2,934,228 (l)
	25,145,000	5.46%, due 5/9/2036	26,011,951 (l)
	465,000	Bank of New York Mellon, (Secured Overnight Financing Rate Index + 0.71%), 4.38%, due 4/20/2027	465,432 (f)
Bank of New York Mellon Corp.
	11,125,000	3.75%, due 12/20/2026	10,944,492 (l)(m)
	1,020,000	(Secured Overnight Financing Rate Index + 0.68%), 4.38%, due 6/9/2028	1,023,103 (f)
EUR	100,000	Bank of New Zealand, 2.55%, due 6/29/2027	119,038 (n)
	$4,545,000	Banque Federative du Credit Mutuel SA, 4.54%, due 1/15/2031	4,534,496 (d)
Barclays PLC
	3,550,000	4.38%, due 3/15/2028	3,453,471 (l)(m)
	2,065,000	8.00%, due 3/15/2029	2,207,576 (l)(m)
	3,090,000	9.63%, due 12/15/2029	3,514,112 (l)(m)
	4,880,000	7.12%, due 6/27/2034	5,443,490 (l)
	4,170,000	7.63%, due 3/15/2035	4,494,343 (l)(m)
BNP Paribas SA
	690,000	9.25%, due 11/17/2027	736,975 (d)(l)(m)
	655,000	4.50%, due 2/25/2030	615,050 (d)(l)(m)
	10,480,000	4.63%, due 2/25/2031	9,778,324 (d)(l)(m)
	3,880,000	5.91%, due 11/19/2035	4,013,649 (d)(l)
	3,515,000	BPCE SA, 5.94%, due 5/30/2035	3,671,514 (d)(l)
EUR	100,000	Canadian Imperial Bank of Commerce, 2.50%, due 5/7/2030	117,701 (n)
CBQ Finance Ltd.
	$200,000	2.00%, due 5/12/2026	198,815 (n)
	200,000	5.38%, due 3/28/2029	206,004 (n)
EUR	100,000	CCF Holding SAS, 5.00%, due 5/27/2035	121,926 (l)(n)
	$1,108,000	Citibank NA, (Secured Overnight Financing Rate + 0.71%), 4.48%, due 11/19/2027	1,110,206 (f)
Citigroup, Inc.
	6,330,000	3.88%, due 2/18/2026	6,319,797 (l)(m)
	3,140,000	4.15%, due 11/15/2026	3,118,802 (l)(m)
	575,000	(Secured Overnight Financing Rate + 1.14%), 4.94%, due 5/7/2028	578,737 (f)
	9,115,000	4.79%, due 3/4/2029	9,246,749 (l)
	3,670,000	7.13%, due 8/15/2029	3,798,369 (l)(m)
	3,865,000	6.63%, due 2/15/2031	3,935,629 (l)(m)
	18,385,000	4.50%, due 9/11/2031	18,399,806 (l)
	4,340,000	7.00%, due 8/15/2034	4,544,147 (l)(m)
	3,220,000	6.02%, due 1/24/2036	3,356,862 (l)
	25,190,000	5.17%, due 9/11/2036	25,297,075 (l)
Citizens Financial Group, Inc.
	2,400,000	(3 mo. USD Term SOFR + 3.26%), 6.91%, due 4/6/2026	2,399,496 (f)(m)
	1,203,000	(3 mo. USD Term SOFR + 3.42%), 7.07%, due 4/6/2026	1,197,214 (f)(m)
EUR	200,000	Commonwealth Bank of Australia, 0.75%, due 2/28/2028	229,674 (n)
Credit Agricole SA
	$3,920,000	6.25%, due 1/10/2035	4,145,042 (d)(l)
	4,115,000	5.26%, due 1/12/2037	4,113,506 (d)(l)
EUR	100,000	Crelan SA, 6.00%, due 2/28/2030	128,813 (l)(n)
	$5,490,000	Deutsche Bank AG, 4.95%, due 8/4/2031	5,554,170 (l)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
	$4,035,000	Doha Finance Ltd., 4.50%, due 3/16/2031	$3,960,681 (n)
Fifth Third Bancorp
	1,793,000	(3 mo. USD Term SOFR + 3.29%), 6.97%, due 3/1/2026	1,798,273 (f)(m)
	4,070,000	4.34%, due 4/25/2033	3,986,840 (l)
	660,000	Fifth Third Bank NA, (Secured Overnight Financing Rate + 0.81%), 4.48%, due 1/28/2028	661,235 (f)
Goldman Sachs Group, Inc.
	685,000	3.80%, due 5/10/2026	681,222 (l)(m)
	1,060,000	3.65%, due 8/10/2026	1,050,477 (l)(m)
	1,345,000	4.13%, due 11/10/2026	1,334,038 (l)(m)
	1,260,000	(Secured Overnight Financing Rate + 1.85%), 5.53%, due 3/15/2028	1,276,386 (f)
	295,000	(Secured Overnight Financing Rate + 1.29%), 4.96%, due 4/23/2028	297,502 (f)
	7,650,000	7.50%, due 5/10/2029	8,075,654 (l)(m)
	9,115,000	6.48%, due 10/24/2029	9,649,753 (l)
	18,640,000	4.37%, due 10/21/2031	18,533,687 (l)
	4,000,000	6.13%, due 11/10/2034	4,075,490 (l)(m)
	43,520,000	4.94%, due 10/21/2036	42,913,149 (l)
	3,220,000	6.75%, due 10/1/2037	3,574,728
Grupo Aval Ltd.
	1,235,000	4.38%, due 2/4/2030	1,161,290 (d)
	200,000	4.38%, due 2/4/2030	188,063 (n)
	6,860,000	Gulf International Bank BSC, 5.75%, due 6/5/2029	7,117,250 (n)
HSBC Holdings PLC
	1,510,000	4.00%, due 3/9/2026	1,508,241 (l)(m)
	1,170,000	4.70%, due 3/9/2031	1,107,404 (l)(m)
	3,880,000	5.74%, due 9/10/2036	3,985,362 (l)
	2,256,000	Huntington Bancshares, Inc., 4.45%, due 10/15/2027	2,224,066 (l)(m)
ING Groep NV
	2,895,000	5.75%, due 11/16/2026	2,912,716 (l)(m)
	4,892,000	3.88%, due 5/16/2027	4,789,682 (l)(m)
	7,160,000	4.25%, due 5/16/2031	6,512,860 (l)(m)
EUR	1,240,000	Intesa Sanpaolo SpA, 6.38%, due 3/30/2028	1,543,925 (l)(m)(n)
	$200,000	Itau Unibanco Holding SA, 6.00%, due 2/27/2030	208,512 (d)
JPMorgan Chase & Co.
	441,000	(3 mo. USD Term SOFR + 2.84%), 6.51%, due 5/1/2026	445,108 (f)(m)
	710,000	3.65%, due 6/1/2026	709,383 (l)(m)
	535,000	(Secured Overnight Financing Rate + 1.20%), 4.87%, due 1/23/2028	538,649 (f)
	1,015,000	(Secured Overnight Financing Rate + 0.92%), 4.59%, due 4/22/2028	1,020,731 (f)
	3,865,000	6.88%, due 6/1/2029	4,077,413 (l)(m)
	9,115,000	5.30%, due 7/24/2029	9,384,545 (l)
	2,280,000	5.58%, due 7/23/2036	2,342,177 (l)
	35,270,000	4.81%, due 10/22/2036	34,796,613 (l)
	200,000	KEB Hana Bank, 3.25%, due 3/30/2027	198,273 (d)
Kreditanstalt fuer Wiederaufbau
EUR	224,000	0.00%, due 6/15/2026	263,592 (n)
EUR	82,000	1.25%, due 6/30/2027	96,111 (n)
EUR	39,000	0.75%, due 1/15/2029	44,181 (n)
EUR	72,000	2.88%, due 12/28/2029	86,751 (n)
EUR	54,000	0.00%, due 9/15/2031	55,340 (n)
Lloyds Banking Group PLC
	$2,185,000	8.00%, due 9/27/2029	2,371,826 (l)(m)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
	$10,035,000	6.07%, due 6/13/2036	$10,518,882 (l)
M&T Bank Corp.
	665,000	7.30%, due 2/1/2026	665,000 (l)(m)
	3,685,000	3.50%, due 9/1/2026	3,619,292 (l)(m)
Morgan Stanley
EUR	100,000	3.52%, due 5/22/2031	120,240 (l)
EUR	100,000	3.38%, due 1/23/2032	119,068 (l)
EUR	100,000	3.96%, due 3/21/2035	120,987 (l)
	$12,380,000	5.32%, due 7/19/2035	12,694,578 (l)
	35,240,000	4.89%, due 10/22/2036	34,691,107 (l)
Morgan Stanley Bank NA
	430,000	(Secured Overnight Financing Rate + 0.69%), 4.35%, due 10/15/2027	430,761 (f)
	1,160,000	(Secured Overnight Financing Rate + 0.87%), 4.61%, due 5/26/2028	1,164,326 (f)
EUR	200,000	National Australia Bank Ltd., 2.35%, due 8/30/2029	235,361 (n)
EUR	200,000	Nationale-Nederlanden Bank NV, 1.00%, due 9/25/2028	228,369 (n)
NatWest Group PLC
	$15,650,000	4.60%, due 6/28/2031	14,551,838 (l)(m)
	4,195,000	8.13%, due 11/10/2033	4,741,399 (l)(m)
	4,000,000	NBK SPC Ltd., 5.50%, due 6/6/2030	4,128,000 (d)(l)
Nordea Bank Abp
	475,000	(Secured Overnight Financing Rate + 0.74%), 4.42%, due 3/19/2027	476,791 (d)(f)
	3,400,000	3.75%, due 3/1/2029	3,220,960 (d)(l)(m)
	260,000	Oversea-Chinese Banking Corp. Ltd., 4.55%, due 9/8/2035	258,390 (d)(l)
	1,185,000	PNC Bank NA, (Secured Overnight Financing Rate + 0.73%), 4.40%, due 7/21/2028	1,188,022 (f)
PNC Financial Services Group, Inc.
	7,683,000	3.40%, due 9/15/2026	7,564,271 (l)(m)
	4,845,000	6.25%, due 3/15/2030	5,004,090 (l)(m)
	18,370,000	4.90%, due 5/13/2031	18,760,900 (l)
	17,695,000	5.37%, due 7/21/2036	18,117,706 (l)
	9,770,000	5.42%, due 1/25/2041	9,760,928 (l)
EUR	140,000	Royal Bank of Canada, 0.01%, due 10/5/2028	155,747 (n)
	$7,000,000	Royal Bank of Scotland International Ltd., 4.66%, due 12/16/2028	6,984,747
	200,000	Standard Chartered PLC, 6.19%, due 7/6/2027	201,733 (d)(l)
State Street Corp.
	200,000	(Secured Overnight Financing Rate + 0.85%), 4.66%, due 8/3/2026	200,501 (f)
	925,000	(Secured Overnight Financing Rate + 0.64%), 4.31%, due 10/22/2027	929,528 (f)
	1,420,000	Truist Bank, (Secured Overnight Financing Rate + 0.77%), 4.44%, due 7/24/2028	1,424,331 (f)
Truist Financial Corp.
	9,115,000	4.87%, due 1/26/2029	9,257,743 (l)
	2,575,000	5.10%, due 3/1/2030	2,591,732 (l)(m)
	2,625,000	4.92%, due 7/28/2033	2,632,642 (l)
EUR	100,000	TSB Bank PLC, 3.32%, due 3/5/2029	120,948 (n)
	$200,000	Turkiye Is Bankasi AS, 7.38%, due 4/2/2036	199,114 (d)(l)
Turkiye Vakiflar Bankasi TAO
	280,000	9.00%, due 10/12/2028	304,122 (d)
	1,750,000	8.99%, due 10/5/2034	1,848,983 (d)(l)
U.S. Bancorp
	21,255,000	3.70%, due 1/15/2027	20,959,224 (l)(m)
	9,115,000	6.79%, due 10/26/2027	9,303,774 (l)
	21,915,000	5.08%, due 5/15/2031	22,543,927 (l)
	2,545,000	4.97%, due 7/22/2033	2,562,947 (l)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
	$17,455,000	5.42%, due 2/12/2036	$18,066,544 (l)
	1,155,000	U.S. Bank NA, (Secured Overnight Financing Rate + 0.69%), 4.36%, due 10/22/2027	1,155,835 (f)
UBS Group AG
	795,000	4.88%, due 2/12/2027	792,101 (d)(l)(m)
	5,115,000	7.00%, due 2/10/2030	5,225,571 (d)(l)(m)
	3,370,000	6.63%, due 1/8/2031	3,388,881 (d)(l)(m)
	420,000	4.38%, due 2/10/2031	383,589 (d)(l)(m)
	9,160,000	9.25%, due 11/13/2033	10,713,349 (d)(l)(m)
	3,225,000	7.00%, due 1/8/2036	3,264,680 (d)(l)(m)
UniCredit SpA
EUR	250,000	3.88%, due 6/3/2027	295,943 (l)(m)(n)
EUR	2,125,000	5.38%, due 4/16/2034	2,672,529 (l)(n)
	$1,155,000	Walker & Dunlop, Inc., 6.63%, due 4/1/2033	1,183,971 (d)
Wells Fargo & Co.
	3,855,000	3.90%, due 3/15/2026	3,850,728 (l)(m)
	1,630,000	(Secured Overnight Financing Rate + 0.78%), 4.45%, due 1/24/2028	1,634,176 (f)
	9,115,000	4.97%, due 4/23/2029	9,288,411 (l)
	4,510,000	6.85%, due 9/15/2029	4,716,759 (l)(m)
	17,795,000	5.15%, due 4/23/2031	18,323,694 (l)
	12,000,000	5.56%, due 7/25/2034	12,505,577 (l)
	26,320,000	4.89%, due 9/15/2036	26,032,143 (l)
Yapi ve Kredi Bankasi AS
	200,000	9.25%, due 10/16/2028	218,824 (d)
	600,000	9.74%, due 4/4/2029	628,533 (d)(l)(m)
790,120,447
Beverages 0.2%
	10,000,000	L&M Co., 5.84%, due 11/30/2030	9,899,812
	600,000	Pepsico Singapore Financing I Pte. Ltd., (Secured Overnight Financing Rate Index + 0.56%), 4.34%, due 2/16/2027	602,526 (f)
EUR	1,904,000	Primo Water Holdings, Inc./Triton Water Holdings, Inc., 3.88%, due 10/31/2028	2,251,963 (n)
12,754,301
Biotechnology 0.0%‡
	$345,000	BioMarin Pharmaceutical, Inc., 5.50%, due 2/15/2034	345,956 (d)(j)
Genmab AS/Genmab Finance LLC
	690,000	6.25%, due 12/15/2032	707,276 (d)
	460,000	7.25%, due 12/15/2033	486,845 (d)
1,540,077
Building Materials 0.3%
Builders FirstSource, Inc.
	1,010,000	6.38%, due 3/1/2034	1,045,025 (d)
	1,915,000	6.75%, due 5/15/2035	2,011,955 (d)
	3,169,743	Cornerstone Building Brands, Inc., 9.50%, due 8/15/2029	2,394,260 (d)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
EUR	937,000	6.38%, due 12/15/2030	1,153,296 (n)
	$2,920,000	6.75%, due 7/15/2031	3,063,544 (d)
	1,690,000	James Hardie International Finance DAC, 5.00%, due 1/15/2028	1,688,104 (d)
Jeld-Wen, Inc.
	805,000	4.88%, due 12/15/2027	707,434 (d)
	3,399,286	7.00%, due 9/1/2032	2,129,227 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Building Materials – cont'd
	$1,125,000	Masterbrand, Inc., 7.00%, due 7/15/2032	$1,166,654 (d)
	660,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, due 4/1/2032	677,862 (d)
	2,270,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	2,205,282 (d)
		Quikrete Holdings, Inc.
	1,010,000	6.38%, due 3/1/2032	1,047,463 (d)
	2,570,000	6.75%, due 3/1/2033	2,669,891 (d)
		Standard Building Solutions, Inc.
	465,000	6.25%, due 8/1/2033	475,303 (d)
	465,000	5.88%, due 3/15/2034	464,548 (d)
	2,975,000	Standard Industries, Inc., 4.38%, due 7/15/2030	2,870,017 (d)
			25,769,865
Capital Markets 0.1%
		Cliffwater Corporate Lending Fund
	5,000,000	5.19%, due 12/22/2028	4,999,724
	5,000,000	5.37%, due 12/22/2030	4,984,837
			9,984,561
Chemicals 0.5%
	365,000	Axalta Coating Systems Dutch Holding B BV, 7.25%, due 2/15/2031	384,146 (d)
		Celanese U.S. Holdings LLC
	430,000	7.05%, due 11/15/2030	454,919 (p)
	325,000	7.00%, due 2/15/2031	332,434
EUR	1,500,000	5.00%, due 4/15/2031	1,752,266
	$200,000	7.38%, due 7/15/2032	208,658
	195,000	7.20%, due 11/15/2033	206,292 (p)
	335,000	7.38%, due 2/15/2034	340,890
EUR	1,487,000	Kronos International, Inc., 9.50%, due 3/15/2029	1,600,880 (n)
EUR	940,000	Lune Holdings SARL, 5.63%, due 11/15/2028	108,634 (n)
		LYB International Finance III LLC
	$1,740,000	5.13%, due 1/15/2031	1,749,064
	8,060,000	5.88%, due 1/15/2036	7,971,854
	200,000	Momentive Performance Materials, Inc., 4.13%, due 10/22/2028	199,492 (d)
		Olympus Water U.S. Holding Corp.
EUR	2,283,000	3.88%, due 10/1/2028	2,677,437 (n)
	$860,000	4.25%, due 10/1/2028	835,880 (d)
	1,970,000	6.25%, due 10/1/2029	1,927,685 (d)
	2,245,000	7.25%, due 6/15/2031	2,301,231 (d)
	380,000	7.25%, due 2/15/2033	378,521 (d)
	300,000	Sasol Financing USA LLC, 6.50%, due 9/27/2028	299,972
	1,265,000	SCIH Salt Holdings, Inc., 6.63%, due 5/1/2029	1,264,377 (d)
EUR	1,247,000	SNF Group SACA, 4.50%, due 3/15/2032	1,522,154 (n)
		Sociedad Quimica y Minera de Chile SA
	$2,095,000	6.50%, due 11/7/2033	2,285,090 (d)
	1,140,000	5.50%, due 9/10/2034	1,156,587 (d)
EUR	100,000	Synthomer PLC, 7.38%, due 5/2/2029	96,184 (n)
		Westlake Corp.
	$2,970,000	5.55%, due 11/15/2035	2,959,181
	3,970,000	6.38%, due 11/15/2055	3,926,709
		WR Grace Holdings LLC
	1,335,000	5.63%, due 8/15/2029	1,275,832 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Chemicals – cont'd
	$1,055,000	7.38%, due 3/1/2031	$1,076,883 (d)
	1,490,000	6.63%, due 8/15/2032	1,481,769 (d)
	770,000	7.00%, due 8/1/2033	770,962 (d)
			41,545,983
Commercial Services 1.1%
GBP	1,509,000	AA Bond Co. Ltd., 8.45%, due 7/31/2050	2,194,071 (n)
	$1,980,000	ADT Security Corp., 5.88%, due 10/15/2033	2,007,224 (d)
		Albion Financing 1 SARL/Aggreko Holdings, Inc.
EUR	1,254,000	5.38%, due 5/21/2030	1,535,439 (n)
	$1,825,000	7.00%, due 5/21/2030	1,902,128 (d)
	2,265,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	2,383,738 (d)
		Allied Universal Holdco LLC/Allied Universal Finance Corp.
	1,400,000	6.00%, due 6/1/2029	1,388,107 (d)
	870,000	6.88%, due 6/15/2030	903,500 (d)
GBP	1,819,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.88%, due 6/1/2028	2,455,255 (n)
EUR	1,554,000	Amber Finco PLC, 6.63%, due 7/15/2029	1,927,595 (n)
		BCP V Modular Services Finance II PLC
EUR	480,000	4.75%, due 11/30/2028	549,289 (n)
GBP	1,031,000	6.13%, due 11/30/2028	1,354,469 (n)
EUR	878,000	6.50%, due 7/10/2031	981,704 (n)
EUR	265,000	BCP V Modular Services Finance PLC, 6.75%, due 11/30/2029	256,710 (n)
		Block, Inc.
	$690,000	5.63%, due 8/15/2030	702,312 (d)
	2,195,000	6.50%, due 5/15/2032	2,280,503
	695,000	6.00%, due 8/15/2033	709,931 (d)
EUR	1,962,000	Boels Topholding BV, 5.75%, due 5/15/2030	2,399,411 (n)
	$1,925,000	Champions Financing, Inc., 8.75%, due 2/15/2029	1,867,375 (d)
	247,000	CMHI Finance BVI Co. Ltd., 4.00%, due 6/1/2027	247,001 (n)
	1,000,000	Cornell University, 4.73%, due 6/15/2035	1,001,197
EUR	1,676,000	Currenta Group Holdings SARL, 5.50%, due 5/15/2030	2,036,188 (n)
	$2,420,000	EquipmentShare.com, Inc., 8.00%, due 3/15/2033	2,552,616 (d)
		Garda World Security Corp.
	760,000	6.00%, due 6/1/2029	747,833 (d)
	1,330,000	6.50%, due 1/15/2031	1,363,334 (d)
	2,365,000	8.25%, due 8/1/2032	2,416,711 (d)
	600,000	8.38%, due 11/15/2032	616,000 (d)
	2,055,000	Georgetown University, 2.94%, due 4/1/2050	1,314,782
		Herc Holdings, Inc.
	1,826,000	7.00%, due 6/15/2030	1,916,502 (d)
	385,000	5.75%, due 3/15/2031	387,733 (d)
	2,159,000	7.25%, due 6/15/2033	2,284,893 (d)
	510,000	6.00%, due 3/15/2034	512,585 (d)
EUR	100,000	ION Platform Finance SARL, 7.88%, due 5/1/2029	115,296 (n)
EUR	1,435,000	Kapla Holding SAS, 5.00%, due 4/30/2031	1,724,536 (n)
	$940,000	Mavis Tire Express Services Topco Corp., 6.50%, due 5/15/2029	938,155 (d)
	905,000	Movida Europe SA, 7.85%, due 4/11/2029	877,482 (d)
EUR	1,630,000	Multiversity SpA, 7.13%, due 5/17/2031	2,035,777 (n)
	$615,000	PayPal Holdings, Inc., (Secured Overnight Financing Rate + 0.67%), 4.38%, due 3/6/2028	616,860 (f)
EUR	2,994,000	Q-Park Holding I BV, 5.13%, due 2/15/2030	3,654,033 (n)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Commercial Services – cont'd
GBP	1,107,000	RAC Bond Co. PLC, 5.25%, due 11/4/2046	$1,516,130 (n)
	$1,665,000	Raven Acquisition Holdings LLC, 6.88%, due 11/15/2031	1,668,538 (d)
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
	2,210,000	6.75%, due 8/15/2032	2,254,624 (d)
EUR	1,270,000	5.50%, due 5/15/2033	1,532,083 (n)
EUR	3,435,000	Techem Verwaltungsgesellschaft 675 GmbH, 5.38%, due 7/15/2029	4,192,166 (n)
	$3,015,000	United Rentals North America, Inc., 5.38%, due 11/15/2033	3,013,227 (d)
EUR	5,609,000	Verisure Midholding AB, 5.25%, due 2/15/2029	6,652,994 (n)
	$1,910,000	Veritiv Operating Co., 10.50%, due 11/30/2030	2,045,127 (d)
	3,355,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	3,298,951 (d)
	2,780,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	2,923,025 (d)
Williams Scotsman, Inc.
	1,055,000	6.63%, due 4/15/2030	1,093,097 (d)
	1,422,000	7.38%, due 10/1/2031	1,482,567 (d)
86,830,804
Computers 0.2%
	1,790,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	1,770,315 (d)
EUR	1,115,000	Almaviva-The Italian Innovation Co. SpA, 5.00%, due 10/30/2030	1,309,002 (n)
	$3,090,000	Amentum Holdings, Inc., 7.25%, due 8/1/2032	3,256,313 (d)
Atos SE
EUR	2,051,961	9.36%, due 12/18/2029	2,764,292 (n)(p)
EUR	1,448,695	5.20%, due 12/18/2030	1,771,158 (n)(p)
	$1,020,000	CACI International, Inc., 6.38%, due 6/15/2033	1,058,288 (d)
	2,935,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	2,989,694 (d)
	1,110,000	Science Applications International Corp., 5.88%, due 11/1/2033	1,118,733 (d)
16,037,795
Cosmetics - Personal Care 0.0%‡
	1,495,000	Opal Bidco SAS, 6.50%, due 3/31/2032	1,525,531 (d)
EUR	1,250,000	Perrigo Finance Unlimited Co., 5.38%, due 9/30/2032	1,480,892
3,006,423
Distribution - Wholesale 0.1%
EUR	774,000	Azelis Finance NV, 4.75%, due 9/25/2029	940,628 (n)
	$1,170,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	1,168,129 (d)
	3,380,000	Resideo Funding, Inc., 6.50%, due 7/15/2032	3,433,272 (d)
	3,360,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	3,540,560 (d)
9,082,589
Diversified Financial Services 1.4%
AITX FinCo LLC
	3,000,000	5.38%, due 10/23/2030	2,988,608
	5,000,000	6.00%, due 10/23/2035	4,948,723
Ally Financial, Inc.
	2,408,000	4.70%, due 5/15/2028	2,308,091 (l)(m)
	2,620,000	5.54%, due 1/17/2031	2,682,438 (l)
	1,415,000	American Express Co., (Secured Overnight Financing Rate Index + 1.00%), 4.79%, due 2/16/2028	1,419,033 (f)
Azorra Finance Ltd.
	1,740,000	7.75%, due 4/15/2030	1,831,159 (d)
	1,085,000	7.25%, due 1/15/2031	1,136,362 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Diversified Financial Services – cont'd
	$200,000	Banco BTG Pactual SA, 6.25%, due 4/8/2029	$206,647 (d)
		BPCE SFH SA
EUR	100,000	3.13%, due 1/24/2028	120,313 (n)
EUR	200,000	3.00%, due 3/24/2032	237,172 (n)
		Capital One Financial Corp.
	$760,000	7.15%, due 10/29/2027	776,362 (l)
	3,865,000	6.18%, due 1/30/2036	4,001,565 (l)
		Charles Schwab Corp.
	5,763,000	4.00%, due 6/1/2026	5,740,032 (l)(m)
	2,510,000	5.00%, due 6/1/2027	2,513,916 (l)(m)
	5,557,000	4.00%, due 12/1/2030	5,213,246 (l)(m)
PKR	1,200,000,000	Citigroup Global Markets Holdings, Inc., 9.90%, due 7/19/2030	4,396,138 (d)(j)
	12,000,000	Clear Street Holdings LLC, 8.00%, due 9/30/2030	11,757,537 (d)
EUR	100,000	Credit Mutuel Home Loan SFH SA, 2.75%, due 12/8/2027	119,422 (n)
		CrossCountry Intermediate HoldCo LLC
	$1,475,000	6.50%, due 10/1/2030	1,497,110 (d)
	700,000	6.75%, due 12/1/2032	705,755 (d)
EUR	2,000,000	doValue SpA, 5.38%, due 11/15/2031	2,438,143 (n)
	$1,055,000	Focus Financial Partners LLC, 6.75%, due 9/15/2031	1,080,035 (d)
	150,000	Fondo MIVIVIENDA SA, 4.63%, due 4/12/2027	150,769 (d)
	1,010,000	Freedom Mortgage Holdings LLC, 8.38%, due 4/1/2032	1,056,541 (d)
	1,290,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	1,335,319 (d)
	2,055,000	Jane Street Group/JSG Finance, Inc., 7.13%, due 4/30/2031	2,160,654 (d)
GBP	1,443,000	Jerrold Finco PLC, 7.50%, due 6/15/2031	2,025,007 (n)
		Lakeview Loan Servicing LLC
	$8,000,000	5.36%, due 12/2/2030	7,959,044
	2,000,000	5.65%, due 12/2/2032	1,983,084
	265,000	Mastercard, Inc., (Secured Overnight Financing Rate Index + 0.44%), 4.12%, due 3/15/2028	265,545 (f)
EUR	200,000	MMB SCF SACA, 0.05%, due 9/17/2029	215,480 (n)
		Muthoot Finance Ltd.
	$200,000	7.13%, due 2/14/2028	204,848 (d)
	200,000	6.38%, due 3/2/2030	205,157 (d)
	200,000	5.75%, due 8/4/2030	199,750 (d)(j)
	2,495,000	Navient Corp., 7.88%, due 6/15/2032	2,518,256
		OneMain Finance Corp.
	615,000	6.63%, due 5/15/2029	633,928
	1,390,000	6.13%, due 5/15/2030	1,416,959
	880,000	7.50%, due 5/15/2031	922,542
	2,060,000	7.13%, due 11/15/2031	2,134,630
	595,000	7.13%, due 9/15/2032	616,183
	840,000	6.50%, due 3/15/2033	844,304
	940,000	6.75%, due 9/15/2033	950,418
		PennyMac Financial Services, Inc.
	1,275,000	7.88%, due 12/15/2029	1,342,989 (d)
	1,440,000	5.75%, due 9/15/2031	1,422,087 (d)
	490,000	6.88%, due 2/15/2033	499,805 (d)
	1,485,000	6.75%, due 2/15/2034	1,498,565 (d)
	1,735,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	1,819,841 (d)
		Rocket Cos., Inc.
	655,000	6.50%, due 8/1/2029	673,746 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Diversified Financial Services – cont'd
	$655,000	6.13%, due 8/1/2030	$670,595 (d)
	970,000	6.38%, due 8/1/2033	1,006,337 (d)
	1,380,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, due 10/15/2033	1,267,156 (d)
	200,000	Shriram Finance Ltd., 6.63%, due 4/22/2027	204,353 (d)
	1,285,000	SLM Corp., 6.50%, due 1/31/2030	1,325,941
Terminal Investment Corp.
	4,000,000	6.08%, due 7/9/2037	4,045,839
	5,000,000	6.23%, due 10/1/2040	5,047,400
UWM Holdings LLC
	1,050,000	6.63%, due 2/1/2030	1,059,066 (d)
	525,000	6.25%, due 3/15/2031	521,683 (d)
	1,360,000	Velocity Commercial Capital LLC, 9.38%, due 2/15/2031	1,380,400 (d)
	2,158,000	XP, Inc., 6.75%, due 7/2/2029	2,237,499 (d)
111,939,527
Electric 2.9%
EUR	1,953,000	A2A SpA, 5.00%, due 6/11/2029	2,410,528 (l)(m)(n)
	$2,980,000	Abu Dhabi National Energy Co. PJSC, 4.75%, due 3/9/2037	2,891,809 (d)
EUR	200,000	Acquirente Unico SpA, 2.80%, due 2/20/2026	237,132 (n)
	$7,815,000	Alliant Energy Corp., 5.75%, due 4/1/2056	7,758,199 (l)
	4,830,000	Alpha Generation LLC, 6.75%, due 10/15/2032	5,007,754 (d)
American Electric Power Co., Inc.
	6,735,000	7.05%, due 12/15/2054	7,050,447 (l)
	4,640,000	6.05%, due 3/15/2056	4,607,704 (l)
EUR	100,000	AusNet Services Holdings Pty. Ltd., 1.63%, due 3/11/2081	117,543 (l)(n)
	$4,110,000	Capital Power U.S. Holdings, Inc., 5.26%, due 6/1/2028	4,192,040 (d)
CenterPoint Energy, Inc.
	10,620,000	6.70%, due 5/15/2055	10,904,096 (l)
	9,920,000	5.95%, due 4/1/2056	9,995,838 (l)
	1,180,000	Clearway Energy Operating LLC, 5.75%, due 1/15/2034	1,184,302 (d)
CMS Energy Corp.
	8,225,000	3.75%, due 12/1/2050	7,586,590 (l)
	12,585,000	6.50%, due 6/1/2055	12,998,468 (l)
Comision Federal de Electricidad
	500,000	4.69%, due 5/15/2029	498,878 (n)
	1,710,000	5.70%, due 1/24/2030	1,741,208 (d)
	1,610,000	6.50%, due 1/28/2051	1,612,415 (d)
	560,000	Consolidated Edison Co. of New York, Inc., (Secured Overnight Financing Rate Index + 0.52%), 4.30%, due 11/18/2027	561,172 (f)
	190,000	Constellation Energy Generation LLC, (Secured Overnight Financing Rate + 0.60%), 4.27%, due 1/8/2028	190,323 (f)
Dominion Energy, Inc.
	13,895,000	6.63%, due 5/15/2055	14,285,936 (l)
	2,145,000	6.20%, due 2/15/2056	2,152,423 (l)
	900,000	Duke Energy Corp., 2.65%, due 9/1/2026	893,585
EDP SA
EUR	1,600,000	4.75%, due 5/29/2054	1,961,597 (l)(n)
EUR	3,800,000	4.63%, due 9/16/2054	4,639,326 (l)(n)
EUR	1,000,000	1.88%, due 3/14/2082	1,117,017 (l)(n)
Electricite de France SA
EUR	5,200,000	2.63%, due 12/1/2027	6,069,600 (l)(m)(n)
EUR	6,800,000	7.50%, due 9/6/2028	8,825,133 (l)(m)(n)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Electric – cont'd
GBP	3,800,000	7.38%, due 6/17/2035	$5,447,785 (l)(m)(n)
EUR	3,500,000	Elia Group SA, 5.85%, due 3/15/2028	4,351,275 (l)(m)(n)
EUR	2,080,000	Enel SpA, 4.50%, due 10/14/2032	2,501,138 (l)(m)(n)
EUR	715,000	Energia Group Roi Financeco DAC, 6.88%, due 7/31/2028	876,952 (n)
	$3,496,491	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, due 1/31/2041	3,636,735 (d)
	565,000	Georgia Power Co., (Secured Overnight Financing Rate Index + 0.28%), 3.96%, due 9/15/2026	565,107 (f)
	1,485,000	Hawaiian Electric Co., Inc., 6.00%, due 10/1/2033	1,507,588 (d)
	3,202,000	Lightning Power LLC, 7.25%, due 8/15/2032	3,408,190 (d)
		NextEra Energy Capital Holdings, Inc.
	1,350,000	(Secured Overnight Financing Rate Index + 0.80%), 4.63%, due 2/4/2028	1,357,857 (f)
	3,315,000	6.38%, due 8/15/2055	3,423,755 (l)
EUR	100,000	4.50%, due 5/15/2056	118,239 (l)
		NRG Energy, Inc.
	$1,855,000	10.25%, due 3/15/2028	2,042,802 (d)(l)(m)
	3,480,000	5.75%, due 7/15/2029	3,466,876 (d)
	775,000	6.00%, due 2/1/2033	789,871 (d)
	710,000	5.75%, due 1/15/2034	714,709 (d)
	760,000	6.00%, due 1/15/2036	767,932 (d)
		Orsted AS
EUR	2,778,000	1.75%, due 12/31/2099	3,184,695 (l)(n)
EUR	2,887,000	5.13%, due 12/31/2099	3,520,489 (l)(n)
		Pacific Gas & Electric Co.
	$3,030,000	5.70%, due 3/1/2035	3,105,207
	2,646,794	4.95%, due 7/1/2050	2,244,484
	3,997,000	6.15%, due 3/1/2055	3,968,028
	9,910,000	6.10%, due 10/15/2055	9,759,315
	200,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, due 7/14/2028	193,221 (n)
	1,330,000	Saavi Energia SARL, 8.88%, due 2/10/2035	1,439,925 (d)
		Sempra
	11,294,000	6.40%, due 10/1/2054	11,425,191 (l)
	2,210,000	6.38%, due 4/1/2056	2,260,936 (l)
EUR	3,088,000	Southern Co., 1.88%, due 9/15/2081	3,576,295 (l)
	$10,000,000	Sunflower Electric Power Corp., 5.75%, due 6/30/2055	10,049,208
		Talen Energy Supply LLC
	1,410,000	6.25%, due 2/1/2034	1,428,979 (d)
	1,405,000	6.50%, due 2/1/2036	1,440,467 (d)
EUR	100,000	Tennet Netherlands BV, 1.50%, due 6/3/2039	94,524 (n)
	$3,065,000	Vistra Corp., 7.00%, due 12/15/2026	3,111,355 (d)(l)(m)
		Vistra Operations Co. LLC
	1,300,000	7.75%, due 10/15/2031	1,375,557 (d)
	725,000	6.95%, due 10/15/2033	803,923 (d)
	2,470,000	VoltaGrid LLC, 7.38%, due 11/1/2030	2,501,644 (d)
	2,630,000	WEC Energy Group, Inc., 5.63%, due 5/15/2056	2,644,053 (l)
	1,330,000	XPLR Infrastructure Operating Partners LP, 7.75%, due 4/15/2034	1,355,730 (d)
			225,951,100
Electrical Components & Equipment 0.2%
EUR	933,000	Belden, Inc., 3.38%, due 7/15/2031	1,076,963 (n)
EUR	2,230,000	Energizer Gamma Acquisition BV, 3.50%, due 6/30/2029	2,589,128 (n)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Electrical Components & Equipment – cont'd
	$1,200,000	EnerSys, 6.63%, due 1/15/2032	$1,242,890 (d)
EUR	2,500,000	Nexans SA, 4.25%, due 3/11/2030	3,055,328 (n)
EUR	1,841,000	Prysmian SpA, 5.25%, due 5/21/2030	2,290,096 (l)(m)(n)
		WESCO Distribution, Inc.
	$3,920,000	6.63%, due 3/15/2032	4,095,988 (d)
	2,180,000	6.38%, due 3/15/2033	2,269,969 (d)
			16,620,362
Electronics 0.0%‡
	900,000	Amphenol Corp., (Secured Overnight Financing Rate + 0.53%), 4.33%, due 11/15/2027	902,202 (f)
	1,975,000	Sensata Technologies, Inc., 6.63%, due 7/15/2032	2,063,168 (d)
			2,965,370
Energy - Alternate Sources 0.0%‡
EUR	138,320	Cullinan Holdco SCSp, 8.50%, due 10/15/2029	143,423 (n)
		FS Luxembourg SARL
	$233,000	8.88%, due 2/12/2031	247,036 (d)
	1,520,000	8.63%, due 6/25/2033	1,569,947 (d)
			1,960,406
Engineering & Construction 0.2%
EUR	2,500,000	Abertis Infraestructuras Finance BV, 4.87%, due 11/28/2029	3,067,151 (l)(m)(n)
	$2,855,337	Artera Services LLC, 8.50%, due 2/15/2031	2,320,952 (d)
		Assemblin Caverion Group AB
EUR	1,898,000	6.25%, due 7/1/2030	2,341,564 (n)
EUR	455,000	(3 mo. EUR EURIBOR + 3.50%), 5.53%, due 7/1/2031	542,015 (f)(n)
	$217,000	ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, due 2/3/2030	223,305 (d)
	600,000	Brand Industrial Services, Inc., 10.38%, due 8/1/2030	575,244 (d)
GBP	1,804,000	Gatwick Airport Finance PLC, 6.00%, due 11/21/2030	2,484,712 (n)
		Global Infrastructure Solutions, Inc.
	$1,520,000	5.63%, due 6/1/2029	1,523,159 (d)
	715,000	7.50%, due 4/15/2032	765,765 (d)
	260,000	IHS Holding Ltd., 7.88%, due 5/29/2030	267,662 (d)
GBP	1,046,000	Kier Group PLC, 9.00%, due 2/15/2029	1,497,941 (n)
			15,609,470
Entertainment 0.5%
GBP	445,000	888 Acquisitions Ltd., 10.75%, due 5/15/2030	549,518 (n)
		Churchill Downs, Inc.
	$1,685,000	5.75%, due 4/1/2030	1,694,134 (d)
	2,920,000	6.75%, due 5/1/2031	3,008,575 (d)
		Cirsa Finance International SARL
EUR	2,246,000	7.88%, due 7/31/2028	2,771,724 (n)
EUR	625,000	6.50%, due 3/15/2029	768,810 (n)
		Flutter Treasury DAC
EUR	1,173,000	5.00%, due 4/29/2029	1,429,970 (n)
EUR	1,255,000	4.00%, due 6/4/2031	1,485,741 (n)
EUR	1,005,000	LHMC Finco 2 SARL, 8.63% Cash/9.38% PIK, due 5/15/2030	1,241,476 (n)(o)
	$3,205,000	Light & Wonder International, Inc., 6.25%, due 10/1/2033	3,245,062 (d)
EUR	946,000	Lottomatica Group SpA, 5.38%, due 6/1/2030	1,156,757 (n)
	$3,215,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	3,158,231 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Entertainment – cont'd
		Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
	$830,000	8.25%, due 4/15/2030	$865,399 (d)
	1,412,143	11.88%, due 4/15/2031	1,483,254 (d)
EUR	765,000	Motion Finco SARL, 7.38%, due 6/15/2030	791,131 (n)
GBP	1,605,000	Pinewood Finco PLC, 6.00%, due 3/27/2030	2,222,408 (n)
	$2,675,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	2,615,127 (d)
	1,740,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	1,717,154 (d)
	2,220,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, due 7/15/2029	2,131,656
	665,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, due 1/15/2032	678,599 (d)
	1,995,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, due 5/1/2032	2,038,577 (d)
		Warnermedia Holdings, Inc.
	2,045,000	4.28%, due 3/15/2032	1,799,600
	855,000	5.05%, due 3/15/2042	600,638
			37,453,541
Environmental Control 0.1%
	1,245,000	Luna 1.5 SARL, 12.00%, due 7/1/2032	1,313,852 (d)(o)
	3,450,000	Madison IAQ LLC, 5.88%, due 6/30/2029	3,445,710 (d)
EUR	2,000,000	Paprec Holding SA, 4.50%, due 7/15/2032	2,405,987 (n)
			7,165,549
Food 0.6%
	$1,605,000	Albertsons Cos., Inc., 5.63%, due 3/31/2032	1,603,374 (d)(j)
		Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
	880,000	5.50%, due 3/31/2031	881,557 (d)
	705,000	6.25%, due 3/15/2033	719,876 (d)
	1,965,000	5.75%, due 3/31/2034	1,932,526 (d)(h)
GBP	1,000,000	Bellis Acquisition Co. PLC, 8.13%, due 5/14/2030	1,251,055 (n)
	$200,000	Cencosud SA, 4.38%, due 7/17/2027	200,299 (n)
GBP	715,000	Co-operative Group Holdings 2011 Ltd., 7.50%, due 7/8/2026	988,657 (n)
EUR	1,879,000	Darling Global Finance BV, 4.50%, due 7/15/2032	2,271,747 (n)
EUR	1,899,000	Flora Food Management BV, 6.88%, due 7/2/2029	2,224,578 (n)
		Froneri Lux FinCo SARL
EUR	1,320,000	4.75%, due 8/1/2032	1,577,576 (n)
	$1,545,000	6.00%, due 8/1/2032	1,564,500 (d)
	240,000	Grupo Nutresa SA, 8.00%, due 5/12/2030	255,594 (d)
		JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
	1,510,000	5.95%, due 4/20/2035	1,586,768
	1,885,000	6.50%, due 12/1/2052	1,959,347
	22,085,000	6.38%, due 2/25/2055	22,796,521
	2,635,000	Minerva Luxembourg SA, 8.88%, due 9/13/2033	2,878,730 (d)
		Performance Food Group, Inc.
	710,000	4.25%, due 8/1/2029	695,198 (d)
	545,000	6.13%, due 9/15/2032	559,747 (d)
		U.S. Foods, Inc.
	880,000	7.25%, due 1/15/2032	923,306 (d)
	1,505,000	5.75%, due 4/15/2033	1,531,022 (d)
			48,401,978
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Food Service 0.1%
EUR	1,883,000	Aramark International Finance SARL, 4.38%, due 4/15/2033	$2,217,141 (n)
EUR	1,559,000	Elior Group SA, 5.63%, due 3/15/2030	1,913,742 (n)
		TKC Holdings, Inc.
	$955,000	6.88%, due 5/15/2028	961,615 (d)
	925,000	10.50%, due 5/15/2029	951,286 (d)
			6,043,784
Forest Products & Paper 0.1%
EUR	2,615,000	Ahlstrom Holding 3 Oy, 3.63%, due 2/4/2028	3,086,818 (n)
	$2,470,000	Celulosa Arauco y Constitucion SA, 4.20%, due 1/29/2030	2,369,920 (d)
EUR	1,371,000	Fedrigoni SpA, 6.13%, due 6/15/2031	1,569,046 (n)
EUR	514,832	Fiber Midco SpA, 10.00% cash, .75% deferred interest payable if called /mat 0.00% PIK, due 6/15/2029	472,468 (n)(o)(q)
	$2,390,000	Suzano Netherlands BV, 5.50%, due 1/15/2036	2,379,627
			9,877,879
Gas 0.2%
	8,300,000	NiSource, Inc., 5.75%, due 7/15/2056	8,347,338 (l)
EUR	200,000	Southern Gas Networks PLC, 3.50%, due 10/16/2030	239,913 (n)
		Spire, Inc.
	$3,415,000	6.25%, due 6/1/2056	3,403,136 (l)
	3,715,000	6.45%, due 6/1/2056	3,750,965 (l)
EUR	1,730,000	UGI International LLC, 2.50%, due 12/1/2029	1,958,819 (n)
			17,700,171
Healthcare - Products 0.1%
EUR	721,000	Avantor Funding, Inc., 3.88%, due 7/15/2028	853,564 (n)
	$3,495,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	3,643,538 (d)
	1,655,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, due 4/1/2029	1,708,143 (d)
		RAY Financing LLC
EUR	465,000	(3 mo. EUR EURIBOR + 3.75%), 5.77%, due 7/15/2031	554,260 (f)(n)
EUR	3,636,000	6.50%, due 7/15/2031	4,418,067 (n)
			11,177,572
Healthcare - Services 0.8%
	$1,070,000	Acadia Healthcare Co., Inc., 5.00%, due 4/15/2029	1,027,266 (d)
	2,125,000	Ascension Health, 3.11%, due 11/15/2039	1,680,422
	1,000,000	Bon Secours Mercy Health, Inc., 2.10%, due 6/1/2031	885,207
EUR	2,015,000	CAB SELAS, 3.38%, due 2/1/2028	2,320,520 (n)
		CHS/Community Health Systems, Inc.
	$455,000	5.25%, due 5/15/2030	429,026 (d)
	306,000	10.88%, due 1/15/2032	329,421 (d)
	670,000	9.75%, due 1/15/2034	698,530 (d)
	2,055,000	CommonSpirit Health, 4.19%, due 10/1/2049	1,626,705
EUR	2,479,000	Ephios Subco 3 SARL, 7.88%, due 1/31/2031	3,134,127 (n)
EUR	3,332,000	Eurofins Scientific SE, 6.75%, due 4/24/2028	4,196,434 (l)(m)(n)
	$2,950,000	Global Medical Response, Inc., 7.38%, due 10/1/2032	3,050,270 (d)
EUR	1,210,000	Gruppo San Donato SPA, 6.50%, due 10/31/2031	1,454,102 (n)
		IQVIA, Inc.
EUR	785,000	2.25%, due 1/15/2028	916,200 (n)
EUR	952,000	2.88%, due 6/15/2028	1,122,111 (n)
	$920,000	6.50%, due 5/15/2030	953,005 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Healthcare - Services – cont'd
	$895,000	6.25%, due 6/1/2032	$929,860 (d)
LifePoint Health, Inc.
	1,370,000	9.88%, due 8/15/2030	1,469,784 (d)
	630,000	8.38%, due 2/15/2032	684,552 (d)
	3,340,000	10.00%, due 6/1/2032	3,523,766 (d)
EUR	1,870,000	Mehilainen Yhtiot OYJ, 5.13%, due 6/30/2032	2,248,269 (n)
Molina Healthcare, Inc.
	$895,000	3.88%, due 11/15/2030	825,524 (d)
	360,000	6.50%, due 2/15/2031	368,945 (d)
	2,480,000	6.25%, due 1/15/2033	2,497,496 (d)
	1,385,000	Select Medical Corp., 6.25%, due 12/1/2032	1,344,120 (d)
	3,040,000	Star Parent, Inc., 9.00%, due 10/1/2030	3,208,635 (d)
	3,185,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	3,206,699 (d)
Team Health Holdings, Inc.
	1,265,000	8.38%, due 6/30/2028	1,280,395 (d)
	1,157,698	9.00% Cash/4.50% PIK, due 6/30/2028	1,223,849 (d)(o)
	1,105,000	TEAM Services Holding, Inc., 9.00%, due 2/15/2033	1,105,000 (d)(j)(k)
	3,790,000	Tenet Healthcare Corp., 6.00%, due 11/15/2033	3,900,031 (d)
UnitedHealth Group, Inc.
	565,000	(Secured Overnight Financing Rate + 0.50%), 4.17%, due 7/15/2026	565,897 (f)
	5,575,000	4.65%, due 1/15/2031	5,644,587
	1,455,000	5.30%, due 6/15/2035	1,497,195
59,347,950
Holding Companies - Diversified 0.1%
EUR	1,920,000	Benteler International AG, 7.25%, due 6/15/2031	2,432,054 (n)
EUR	1,832,000	Progroup AG, 5.38%, due 4/15/2031	2,218,792 (n)
4,650,846
Home Builders 0.2%
	$650,000	Beazer Homes USA, Inc., 7.50%, due 3/15/2031	661,369 (d)
	450,000	Installed Building Products, Inc., 5.63%, due 2/1/2034	452,587 (d)
K Hovnanian Enterprises, Inc.
	990,000	8.00%, due 4/1/2031	1,014,220 (d)
	650,000	8.38%, due 10/1/2033	664,297 (d)
	1,210,000	LGI Homes, Inc., 7.00%, due 11/15/2032	1,180,134 (d)
GBP	1,611,000	Maison Finco PLC, 6.00%, due 10/31/2027	2,160,606 (n)
	$2,120,000	Mattamy Group Corp., 6.00%, due 12/15/2033	2,083,046 (d)
GBP	1,607,000	Miller Homes Group Finco PLC, 7.00%, due 5/15/2029	2,212,643 (n)
	$2,525,000	Taylor Morrison Communities, Inc., 5.75%, due 11/15/2032	2,591,710 (d)
13,020,612
Home Furnishings 0.0%‡
Whirlpool Corp.
	615,000	6.13%, due 6/15/2030	616,603
	625,000	6.50%, due 6/15/2033	616,745
1,233,348
Household Products - Wares 0.0%‡
EUR	1,250,000	Ontex Group NV, 5.25%, due 4/15/2030	1,452,669 (n)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Insurance 0.8%
Acrisure LLC/Acrisure Finance, Inc.
	$2,355,000	8.25%, due 2/1/2029	$2,441,789 (d)
	2,205,000	7.50%, due 11/6/2030	2,282,818 (d)
	1,025,000	6.75%, due 7/1/2032	1,050,832 (d)
	200,000	AIA Group Ltd., 5.63%, due 10/25/2027	205,592 (d)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
	3,235,000	7.00%, due 1/15/2031	3,353,909 (d)
	345,000	6.50%, due 10/1/2031	354,608 (d)
	1,705,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, due 7/15/2033	1,738,367 (d)
Athene Global Funding
	530,000	(Secured Overnight Financing Rate Index + 0.83%), 4.50%, due 1/7/2027	531,006 (d)(f)
	430,000	(Secured Overnight Financing Rate Index + 1.00%), 4.68%, due 9/18/2028	431,073 (d)(f)
EUR	100,000	3.72%, due 8/22/2032	117,992 (n)
	$3,446,000	Athene Holding Ltd., 6.88%, due 6/28/2055	3,452,151 (l)
	1,670,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 5/15/2031	1,717,301 (d)
	1,660,000	Broadstreet Partners Group LLC, 5.88%, due 4/15/2029	1,656,078 (d)
	671,000	Corebridge Global Funding, (Secured Overnight Financing Rate + 1.30%), 4.98%, due 9/25/2026	675,380 (d)(f)
	7,550,000	Equitable Holdings, Inc., 6.70%, due 3/28/2055	7,928,414 (l)
	200,000	FWD Group Holdings Ltd., 5.25%, due 9/22/2030	201,123 (d)
GA Global Funding Trust
	12,270,000	5.20%, due 12/9/2031	12,417,703 (d)
EUR	100,000	3.75%, due 6/20/2032	117,610 (n)
	$4,185,000	Global Atlantic Fin Co., 7.95%, due 10/15/2054	4,325,737 (d)(l)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
	435,000	7.25%, due 2/15/2031	449,908 (d)
	1,405,000	8.13%, due 2/15/2032	1,431,607 (d)
	800,000	8.13%, due 2/15/2032	815,150 (d)(j)
HUB International Ltd.
	4,225,000	7.25%, due 6/15/2030	4,408,171 (d)
	540,000	7.38%, due 1/31/2032	565,653 (d)
Jones Deslauriers Insurance Management, Inc.
	605,000	8.50%, due 3/15/2030	632,584 (d)
	1,130,000	6.88%, due 10/1/2033	1,101,448 (d)
	2,305,000	Liberty Mutual Group, Inc., 4.13%, due 12/15/2051	2,281,189 (d)(l)
	565,000	Marsh & McLennan Cos., Inc., (Secured Overnight Financing Rate Index + 0.70%), 4.51%, due 11/8/2027	567,637 (f)
	2,870,000	MetLife, Inc., 6.35%, due 3/15/2055	3,014,252 (l)
	710,000	New York Life Global Funding, (Secured Overnight Financing Rate + 0.58%), 4.33%, due 8/28/2026	711,452 (d)(f)
	1,805,000	Panther Escrow Issuer LLC, 7.13%, due 6/1/2031	1,859,016 (d)
	525,000	Principal Life Global Funding II, (Secured Overnight Financing Rate + 0.81%), 4.59%, due 8/18/2028	525,520 (d)(f)
	1,550,000	Prudential Financial, Inc., 5.13%, due 3/1/2052	1,530,894 (l)
	1,140,000	USI, Inc., 7.50%, due 1/15/2032	1,193,432 (d)
66,087,396
Internet 0.2%
Alphabet, Inc.
	730,000	(Secured Overnight Financing Rate + 0.52%), 4.32%, due 11/15/2028	735,766 (f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Internet – cont'd
EUR	100,000	3.38%, due 5/6/2037	$115,402
	$370,000	5.35%, due 11/15/2045	365,027
	740,000	5.45%, due 11/15/2055	721,721
	740,000	5.70%, due 11/15/2075	726,526
	865,000	Beignet Investor LLC, 6.58%, due 5/30/2049	900,653 (d)
EUR	100,000	Booking Holdings, Inc., 3.88%, due 3/21/2045	107,962
EUR	1,478,000	Engineering - Ingegneria Informatica - SpA, 11.13%, due 5/15/2028	1,832,739 (n)
	$660,000	Gen Digital, Inc., 6.25%, due 4/1/2033	663,181 (d)
		Meta Platforms, Inc.
	655,000	5.50%, due 11/15/2045	629,870
	750,000	5.63%, due 11/15/2055	713,612
EUR	1,210,000	Rakuten Group, Inc., 4.25%, due 4/22/2027	1,408,989 (l)(m)(n)
		United Group BV
EUR	665,000	4.63%, due 8/15/2028	791,871 (n)
EUR	1,160,000	5.25%, due 2/1/2030	1,381,500 (n)
EUR	748,000	6.75%, due 2/15/2031	918,994 (n)
		Wayfair LLC
	$930,000	7.25%, due 10/31/2029	972,397 (d)
	1,985,000	6.75%, due 11/15/2032	2,051,640 (d)
			15,037,850
Investment Companies 0.3%
		Abu Dhabi Developmental Holding Co. PJSC
	218,000	4.50%, due 5/6/2030	218,945 (d)
	4,030,000	4.38%, due 10/2/2031	3,999,469 (d)
	2,656,000	Blackstone Private Credit Fund, 6.00%, due 1/29/2032	2,663,482
	6,400,000	Kayne Anderson BDC, Inc., 6.15%, due 10/15/2030	6,368,364
	2,800,000	MDGH GMTN RSC Ltd., 4.63%, due 10/16/2035	2,754,295 (d)
	10,000,000	Monroe Capital Corp., 6.57%, due 7/10/2030	10,049,047
			26,053,602
Iron - Steel 0.2%
	1,215,000	Carpenter Technology Corp., 5.63%, due 3/1/2034	1,232,947 (d)
	1,785,000	Champion Iron Canada, Inc., 7.88%, due 7/15/2032	1,909,427 (d)
		Cleveland-Cliffs, Inc.
	2,030,000	6.88%, due 11/1/2029	2,109,590 (d)
	925,000	7.00%, due 3/15/2032	949,268 (d)
	200,000	CSN Inova Ventures, 6.75%, due 1/28/2028	191,066 (n)
		Metinvest BV
	240,000	7.65%, due 10/1/2027	209,044 (d)
	1,990,000	7.75%, due 10/17/2029	1,575,064 (d)
	3,405,000	Mineral Resources Ltd., 7.00%, due 4/1/2031	3,578,504 (d)
	1,070,000	Periama Holdings LLC, 5.95%, due 4/19/2026	1,071,687 (n)
	790,000	Vale Overseas Ltd., 6.40%, due 6/28/2054	812,302
			13,638,899
Leisure Time 0.4%
	1,800,000	Acushnet Co., 5.63%, due 12/1/2033	1,816,920 (d)
	3,680,000	Carnival Corp., 6.13%, due 2/15/2033	3,785,645 (d)
	2,090,000	Lindblad Expeditions LLC, 7.00%, due 9/15/2030	2,181,828 (d)
		NCL Corp. Ltd.
	720,000	7.75%, due 2/15/2029	769,457 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Leisure Time – cont'd
	$1,185,000	5.88%, due 1/15/2031	$1,188,244 (d)
	725,000	6.75%, due 2/1/2032	742,984 (d)
	710,000	6.25%, due 9/15/2033	713,923 (d)
	2,540,000	Patrick Industries, Inc., 6.38%, due 11/1/2032	2,599,632 (d)
GBP	1,417,000	Pinnacle Bidco PLC, 10.00%, due 10/11/2028	2,043,222 (n)
	$10,000,000	Safe Harbor Marinas, 5.92%, due 11/18/2030	9,982,864
EUR	1,275,000	TUI Cruises GmbH, 5.00%, due 5/15/2030	1,554,855 (n)
	$3,405,000	Viking Cruises Ltd., 5.88%, due 10/15/2033	3,451,960 (d)
30,831,534
Lodging 0.1%
EUR	2,100,000	Accor SA, 4.88%, due 6/6/2030	2,567,523 (l)(m)(n)
EUR	2,565,000	Essendi SA, 5.50%, due 11/15/2031	3,123,748 (n)
	$200,000	Fortune Star BVI Ltd., 8.50%, due 5/19/2028	206,681 (n)
	52,000	Las Vegas Sands Corp., 5.63%, due 6/15/2028	53,238
	1,975,000	Melco Resorts Finance Ltd., 5.63%, due 7/17/2027	1,975,393 (d)
EUR	890,400	Motel One GmbH, 7.75%, due 4/2/2031	1,134,559 (n)
	$875,000	Travel & Leisure Co., 6.13%, due 9/1/2033	884,294 (d)
GBP	1,056,000	TVL Finance PLC, 10.25%, due 4/28/2028	1,444,855 (n)
11,390,291
Machinery - Construction & Mining 0.1%
	$1,500,000	Caterpillar Financial Services Corp., (Secured Overnight Financing Rate + 0.52%), 4.31%, due 5/14/2027	1,507,632 (f)
	2,070,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	2,248,244 (d)
	3,920,000	Terex Corp., 6.25%, due 10/15/2032	4,013,724 (d)
7,769,600
Machinery - Diversified 0.3%
	1,125,000	Columbus McKinnon Corp., 7.13%, due 2/1/2033	1,130,850 (d)
John Deere Capital Corp.
	850,000	(Secured Overnight Financing Rate + 0.44%), 4.16%, due 3/6/2026	850,251 (f)
	150,000	(Secured Overnight Financing Rate + 0.60%), 4.31%, due 6/11/2027	150,680 (f)
	600,000	(Secured Overnight Financing Rate + 0.40%), 4.08%, due 1/7/2028	601,248 (f)
	2,115,000	Lsf12 Helix Parent LLC, 7.13%, due 2/1/2033	2,121,208 (d)(j)
	1,835,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	1,885,361 (d)
EUR	4,171,000	TK Elevator Midco GmbH, 4.38%, due 7/15/2027	4,962,218 (n)
	$10,000,000	Toro Co., 5.27%, due 9/30/2032	10,077,467
21,779,283
Media 0.6%
GBP	874,000	Arqiva Broadcast Finance PLC, 8.63%, due 7/1/2030	1,197,616 (n)
CCO Holdings LLC/CCO Holdings Capital Corp.
	$2,590,000	5.38%, due 6/1/2029	2,561,264 (d)
	1,110,000	6.38%, due 9/1/2029	1,120,610 (d)
	1,325,000	4.75%, due 3/1/2030	1,265,774 (d)
	1,280,000	4.50%, due 8/15/2030	1,202,996 (d)
	835,000	4.25%, due 2/1/2031	764,480 (d)
	1,850,000	4.50%, due 5/1/2032	1,660,167
	335,000	4.50%, due 6/1/2033	293,114 (d)
	830,000	4.25%, due 1/15/2034	701,093 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Media – cont'd
Charter Communications Operating LLC/Charter Communications Operating Capital
	$2,975,000	6.10%, due 6/1/2029	$3,108,217
	3,825,000	5.75%, due 4/1/2048	3,290,771
	2,880,000	4.80%, due 3/1/2050	2,182,437
	12,455,000	3.95%, due 6/30/2062	7,602,455
CSC Holdings LLC
	487,500	5.50%, due 4/15/2027	430,289 (d)
	275,000	5.38%, due 2/1/2028	205,246 (d)
	5,617,143	11.25%, due 5/15/2028	4,502,059 (d)
	1,725,000	11.75%, due 1/31/2029	1,257,811 (d)
	240,000	6.50%, due 2/1/2029	153,671 (d)
	1,095,000	4.63%, due 12/1/2030	408,503 (d)
	235,000	4.50%, due 11/15/2031	142,555 (d)
	550,000	5.00%, due 11/15/2031	204,109 (d)
	620,000	Discovery Communications LLC, 4.13%, due 5/15/2029	602,262
	3,905,000	DISH DBS Corp., 7.38%, due 7/1/2028	3,751,070
	1,295,000	McGraw-Hill Education, Inc., 7.38%, due 9/1/2031	1,361,444 (d)
	1,955,000	Midcontinent Communications, 8.00%, due 8/15/2032	1,881,041 (d)
EUR	1,300,775	UPCB Finance VII Ltd., 3.63%, due 6/15/2029	1,536,460 (n)
GBP	2,009,000	Virgin Media Vendor Financing Notes III DAC, 4.88%, due 7/15/2028	2,744,322 (n)
EUR	825,000	VZ Secured Financing BV, 5.25%, due 1/15/2033	948,456 (n)
EUR	100,000	Ziggo Bond Co. BV, 6.13%, due 11/15/2032	110,783 (n)
EUR	1,205,000	Ziggo BV, 2.88%, due 1/15/2030	1,350,730 (n)
48,541,805
Metal Fabricate - Hardware 0.0%‡
EUR	146,000	Timken Co., 4.13%, due 5/23/2034	175,659
Mining 0.4%
	$1,985,000	Capstone Copper Corp., 6.75%, due 3/31/2033	2,056,913 (d)
	2,880,000	Century Aluminum Co., 6.88%, due 8/1/2032	2,982,432 (d)
	200,000	Chinalco Capital Holdings Ltd., 2.13%, due 6/3/2026	198,700 (n)
	200,000	Cia de Minas Buenaventura SAA, 6.80%, due 2/4/2032	208,155 (d)
EUR	2,357,000	Constellium SE, 5.38%, due 8/15/2032	2,935,275 (n)
Corp. Nacional del Cobre de Chile
	$2,890,000	3.15%, due 1/14/2030	2,756,141 (d)
	4,780,000	6.33%, due 1/13/2035	5,073,683 (d)
	350,000	6.44%, due 1/26/2036	376,711 (d)
	1,150,000	5.53%, due 1/30/2037	1,155,750 (d)
	980,000	6.30%, due 9/8/2053	1,000,275 (d)
	1,770,000	First Quantum Minerals Ltd., 7.25%, due 2/15/2034	1,859,558 (d)
	380,000	Ivanhoe Mines Ltd., 7.88%, due 1/23/2030	395,912 (d)
Kaiser Aluminum Corp.
	1,875,000	4.50%, due 6/1/2031	1,810,076 (d)
	2,130,000	5.88%, due 3/1/2034	2,145,832 (d)
	320,000	Navoi Mining & Metallurgical Combinat, 6.75%, due 5/14/2030	336,916 (d)
	950,000	Nexa Resources SA, 6.60%, due 4/8/2037	1,012,828 (d)
Novelis Corp.
	2,135,000	4.75%, due 1/30/2030	2,069,520 (d)
	2,255,000	6.88%, due 1/30/2030	2,337,197 (d)
	245,000	6.38%, due 8/15/2033	249,566 (d)
	214,000	Stillwater Mining Co., 4.00%, due 11/16/2026	212,316 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Mining – cont'd
	$2,030,000	Taseko Mines Ltd., 8.25%, due 5/1/2030	$2,154,727 (d)
	231,000	Volcan Cia Minera SAA, 8.50%, due 10/28/2032	239,062 (d)
33,567,545
Miscellaneous Manufacturer 0.3%
	5,605,000	Amsted Industries, Inc., 6.38%, due 3/15/2033	5,800,844 (d)
Avient Corp.
	1,315,000	7.13%, due 8/1/2030	1,352,616 (d)
	1,115,000	6.25%, due 11/1/2031	1,146,362 (d)
	1,907,187	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	1,979,420 (d)(o)
EUR	2,253,000	Ctec II GmbH, 5.25%, due 2/15/2030	2,513,452 (n)
	$1,865,000	Enpro, Inc., 6.13%, due 6/1/2033	1,917,722 (d)
	5,000,000	Orica Finance Ltd., 5.79%, due 7/15/2037	5,016,460
	725,000	Siemens Funding BV, (Secured Overnight Financing Rate + 0.64%), 4.39%, due 5/26/2028	728,459 (d)(f)
20,455,335
Multi-National 0.0%‡
	200,000	African Export-Import Bank, 2.63%, due 5/17/2026	198,421 (n)
Banque Ouest Africaine de Developpement
	200,000	5.00%, due 7/27/2027	199,877 (n)
	200,000	8.20%, due 2/13/2055	202,302 (l)(n)
	200,000	Central American Bank for Economic Integration, 5.00%, due 2/9/2026	200,029 (d)
Corp. Andina de Fomento
	287,000	2.25%, due 2/8/2027	282,580
	94,000	6.00%, due 4/26/2027	96,483
	26,000	5.00%, due 1/24/2029	26,714
	670,000	4.63%, due 1/15/2036	666,040
1,872,446
Oil & Gas 1.8%
	2,555,000	3R Lux SARL, 9.75%, due 2/5/2031	2,655,804 (d)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
	2,395,000	5.88%, due 6/30/2029	2,411,240 (d)
	2,710,000	6.63%, due 10/15/2032	2,808,576 (d)
Azule Energy Finance PLC
	200,000	8.13%, due 1/23/2030	202,354 (d)
	300,000	8.25%, due 1/22/2031	300,902 (d)
	1,805,000	BKV Upstream Midstream LLC, 7.50%, due 10/15/2030	1,827,996 (d)
	170,732	Borr IHC Ltd./Borr Finance LLC, 10.00%, due 11/15/2028	175,200 (n)
EUR	1,000,000	BP Capital Markets PLC, 4.38%, due 8/19/2031	1,213,409 (l)(m)(n)
	$2,750,000	Caturus Energy LLC, 8.50%, due 2/15/2030	2,867,232 (d)
Chevron USA, Inc.
	805,000	(Secured Overnight Financing Rate Index + 0.36%), 4.11%, due 2/26/2027	807,041 (f)
	800,000	(Secured Overnight Financing Rate + 0.57%), 4.36%, due 8/13/2028	805,632 (f)
	662,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	666,221 (d)
	6,430,000	ConocoPhillips Co., 5.50%, due 1/15/2055	6,192,150
	200,000	Constellation Oil Services Holding SA, 9.38%, due 11/7/2029	209,080 (d)
Crescent Energy Finance LLC
	2,345,000	7.63%, due 4/1/2032	2,325,965 (d)
	595,000	7.38%, due 1/15/2033	575,828 (d)
	1,780,000	DBR Land Holdings LLC, 6.25%, due 12/1/2030	1,823,396 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Oil & Gas – cont'd
	$4,820,000	Devon Energy Corp., 5.75%, due 9/15/2054	$4,579,258
	8,035,000	Diamondback Energy, Inc., 5.55%, due 4/1/2035	8,271,035
		Ecopetrol SA
	200,000	8.63%, due 1/19/2029	214,266
	2,655,000	4.63%, due 11/2/2031	2,385,760
	1,300,000	8.88%, due 1/13/2033	1,397,326
	1,140,000	8.38%, due 1/19/2036	1,179,469
	900,000	5.88%, due 5/28/2045	680,122
	900,000	5.88%, due 11/2/2051	649,808
	8,035,000	EOG Resources, Inc., 5.35%, due 1/15/2036	8,249,237
	6,430,000	Expand Energy Corp., 5.70%, due 1/15/2035	6,649,044
	992,000	Geopark Ltd., 8.75%, due 1/31/2030	925,814 (d)
	2,150,000	Gran Tierra Energy, Inc., 9.50%, due 10/15/2029	1,717,313 (d)
		Hilcorp Energy I LP/Hilcorp Finance Co.
	480,000	5.75%, due 2/1/2029	480,115 (d)
	740,000	8.38%, due 11/1/2033	768,290 (d)
	2,060,000	6.88%, due 5/15/2034	1,985,279 (d)
	925,000	7.25%, due 2/15/2035	895,061 (d)
		KazMunayGas National Co. JSC
	1,176,000	5.75%, due 4/19/2047	1,102,563 (d)
	277,000	6.38%, due 10/24/2048	277,647 (n)
		Matador Resources Co.
	1,430,000	6.50%, due 4/15/2032	1,456,095 (d)
	210,000	6.25%, due 4/15/2033	211,648 (d)
	1,190,000	Northern Oil & Gas, Inc., 7.88%, due 10/15/2033	1,201,447 (d)
	4,820,000	Occidental Petroleum Corp., 5.38%, due 1/1/2032	4,957,736
		Permian Resources Operating LLC
	1,270,000	5.88%, due 7/1/2029	1,274,266 (d)
	1,295,000	7.00%, due 1/15/2032	1,357,550 (d)
	1,685,000	6.25%, due 2/1/2033	1,735,804 (d)
	775,000	Pertamina Persero PT, 6.45%, due 5/30/2044	811,262 (d)
		Petrobras Global Finance BV
	202,000	5.13%, due 9/10/2030	199,818
	1,970,000	5.50%, due 6/10/2051	1,635,072
		Petroleos Mexicanos
EUR	1,725,000	4.75%, due 2/26/2029	2,061,811 (n)
	$150,000	6.84%, due 1/23/2030	153,860
	2,190,000	6.70%, due 2/16/2032	2,186,464
	2,290,000	6.75%, due 9/21/2047	1,888,245
	1,875,000	6.35%, due 2/12/2048	1,486,969
	10,510,000	7.69%, due 1/23/2050	9,455,015
	2,850,000	6.95%, due 1/28/2060	2,321,040
	79,000	Pluspetrol SA, 8.13%, due 5/18/2031	79,988 (d)
	600,000	QatarEnergy, 1.38%, due 9/12/2026	589,724 (n)
	1,515,000	Raizen Fuels Finance SA, 6.95%, due 3/5/2054	1,155,491 (d)
	227,000	SA Global Sukuk Ltd., 4.25%, due 10/2/2029	225,710 (d)
		Saudi Arabian Oil Co.
	10,575,000	5.38%, due 6/2/2035	10,768,216 (d)
	1,625,000	5.75%, due 7/17/2054	1,541,889 (d)
	1,470,000	6.00%, due 2/2/2056	1,434,970 (d)(j)
	215,000	SEPLAT Energy PLC, 9.13%, due 3/21/2030	225,778 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Oil & Gas – cont'd
	$621,000	SierraCol Energy Andina LLC, 6.00%, due 6/15/2028	$595,868 (d)
	200,000	SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, 9.00%, due 11/14/2030	200,166 (d)
SM Energy Co.
	270,000	8.38%, due 7/1/2028	277,910 (d)
	1,645,000	8.63%, due 11/1/2030	1,739,795 (d)
	1,025,000	7.00%, due 8/1/2032	1,027,626 (d)
	1,070,000	9.63%, due 6/15/2033	1,170,245 (d)
	113,000	Tecpetrol SA, 7.63%, due 11/3/2030	113,147 (d)
	2,070,000	TGNR Intermediate Holdings LLC, 5.50%, due 10/15/2029	2,048,381 (d)
EUR	4,800,000	TotalEnergies SE, 4.50%, due 8/19/2034	5,765,361 (l)(m)(n)
Transocean International Ltd.
	$920,000	8.25%, due 5/15/2029	937,360 (d)
	930,000	8.50%, due 5/15/2031	946,640 (d)
	1,170,000	7.88%, due 10/15/2032	1,234,158 (d)
	200,000	Trident Energy Finance PLC, 12.50%, due 11/30/2029	208,070 (d)
Wintershall Dea Finance 2 BV
EUR	1,900,000	3.00%, due 7/20/2028	2,176,154 (l)(m)(n)
EUR	100,000	6.12%, due 5/8/2030	123,218 (l)(m)(n)
	$142,000	YPF SA, 9.50%, due 1/17/2031	150,549 (d)
139,405,949
Oil & Gas - Storage & Transportation 0.1%
	4,500,000	Impala Terminals Pte. Ltd., 6.33%, due 8/6/2032	4,574,219
Oil & Gas Services 0.2%
	2,210,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, due 9/1/2032	2,290,879 (d)
Kodiak Gas Services LLC
	1,295,000	6.50%, due 10/1/2033	1,326,447 (d)
	1,295,000	6.75%, due 10/1/2035	1,338,093 (d)
	2,200,000	Star Holding LLC, 8.75%, due 8/1/2031	2,205,372 (d)
	3,785,000	USA Compression Partners LP/USA Compression Finance Corp., 7.13%, due 3/15/2029	3,919,061 (d)
WBI Operating LLC
	2,330,000	6.25%, due 10/15/2030	2,347,475 (d)
	960,000	6.50%, due 10/15/2033	969,072 (d)
14,396,399
Packaging & Containers 0.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
	2,835,000	4.00%, due 9/1/2029	2,692,975 (d)
	1,160,000	6.25%, due 1/30/2031	1,192,098 (d)
	1,745,000	Clydesdale Acquisition Holdings, Inc., 6.75%, due 4/15/2032	1,758,619 (d)
EUR	861,000	Guala Closures SpA, 3.25%, due 6/15/2028	1,002,195 (n)
Mauser Packaging Solutions Holding Co.
	$2,010,000	7.88%, due 4/15/2030	2,047,688 (d)
	3,245,000	9.25%, due 4/15/2030	3,192,118 (d)
	1,090,000	Sealed Air Corp., 6.50%, due 7/15/2032	1,131,578 (d)
	185,000	Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, due 2/15/2031	192,636 (d)
EUR	1,636,000	Silgan Holdings, Inc., 4.25%, due 2/15/2031	1,958,648 (n)
EUR	1,287,000	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 8.25%, due 5/15/2030	1,453,308 (n)
	$1,650,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	1,652,242 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Packaging & Containers – cont'd
		Trivium Packaging Finance BV
EUR	928,000	6.63%, due 7/15/2030	$1,160,406 (n)
	$1,324,000	8.25%, due 7/15/2030	1,412,806 (d)
	1,160,000	12.25%, due 1/15/2031	1,269,282 (d)
			22,116,599
Pharmaceuticals 1.0%
	6,190,143	1261229 BC Ltd., 10.00%, due 4/15/2032	6,352,677 (d)
	1,510,000	AdaptHealth LLC, 6.13%, due 8/1/2028	1,515,517 (d)
		Bausch Health Cos., Inc.
	900,000	5.00%, due 1/30/2028	770,440 (d)
	707,000	11.00%, due 9/30/2028	734,983 (d)
	640,000	5.00%, due 2/15/2029	488,000 (d)
	575,000	5.25%, due 1/30/2030	408,969 (d)
EUR	3,400,000	Bayer AG, 5.38%, due 3/25/2082	4,199,915 (l)(n)
EUR	100,000	BMS Ireland Capital Funding DAC, 4.58%, due 11/10/2055	116,048
		Cheplapharm Arzneimittel GmbH
EUR	2,870,000	4.38%, due 1/15/2028	3,403,314 (n)
EUR	910,000	7.50%, due 5/15/2030	1,116,540 (n)
		CVS Health Corp.
	$12,285,000	5.05%, due 3/25/2048	10,803,502
	1,885,000	5.63%, due 2/21/2053	1,764,256
	7,565,000	7.00%, due 3/10/2055	7,917,877 (l)
	395,000	Eli Lilly & Co., (Secured Overnight Financing Rate + 0.53%), 4.20%, due 10/15/2028	397,663 (f)
	900,000	GlaxoSmithKline Capital PLC, (Secured Overnight Financing Rate + 0.50%), 4.19%, due 3/12/2027	903,246 (f)
		Grifols SA
EUR	2,105,000	2.25%, due 11/15/2027	2,484,398 (n)
EUR	1,365,000	3.88%, due 10/15/2028	1,599,585 (n)
EUR	4,926,000	7.50%, due 5/1/2030	6,111,951 (n)
EUR	4,065,000	Gruenenthal GmbH, 4.63%, due 11/15/2031	4,873,114 (n)
	$600,000	Merck & Co., Inc., (Secured Overnight Financing Rate + 0.57%), 4.28%, due 3/15/2029	601,770 (f)
EUR	100,000	MSD Netherlands Capital BV, 3.75%, due 5/30/2054	104,454
EUR	798,000	Neopharmed Gentili SpA, 7.13%, due 4/8/2030	985,223 (n)
EUR	2,541,000	Nidda Healthcare Holding GmbH, 5.63%, due 2/21/2030	3,097,357 (n)
	$926,000	Novartis Capital Corp., (Secured Overnight Financing Rate + 0.52%), 4.34%, due 11/5/2028	930,948 (f)
		Organon & Co./Organon Foreign Debt Co-Issuer BV
	230,000	6.75%, due 5/15/2034	224,752 (d)
	230,000	7.88%, due 5/15/2034	216,208 (d)
	365,000	Pfizer, Inc., (Secured Overnight Financing Rate + 0.50%), 4.27%, due 11/15/2027	366,450 (f)
		Rossini SARL
EUR	893,509	(3 mo. EUR EURIBOR + 3.88%), 5.89%, due 12/31/2029	1,071,878 (f)(n)
EUR	1,030,000	6.75%, due 12/31/2029	1,273,920 (n)
	$840,000	Sanofi SA, (Secured Overnight Financing Rate + 0.46%), 4.30%, due 11/3/2027	843,492 (f)
		Teva Pharmaceutical Finance Netherlands II BV
EUR	973,000	1.63%, due 10/15/2028	1,116,655 (n)
EUR	6,303,000	4.38%, due 5/9/2030	7,693,284
EUR	1,607,000	4.13%, due 6/1/2031	1,940,776
			76,429,162
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Pipelines 1.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
$1,790,000	5.38%, due 6/15/2029	$1,793,100 (d)
2,715,000	6.63%, due 2/1/2032	2,820,347 (d)
2,345,000	Buckeye Partners LP, 6.75%, due 2/1/2030	2,457,016 (d)
CQP Holdco LP/BIP-V Chinook Holdco LLC
2,025,000	5.50%, due 6/15/2031	2,013,703 (d)
155,000	7.50%, due 12/15/2033	166,623 (d)
3,746,948	EIG Pearl Holdings SARL, 3.55%, due 8/31/2036	3,447,267 (n)
Enbridge, Inc.
810,000	5.90%, due 11/15/2026	821,438
7,235,000	5.55%, due 6/20/2035	7,463,558
4,554,000	7.20%, due 6/27/2054	4,853,553 (l)
2,179,000	5.75%, due 7/15/2080	2,205,564 (l)
3,200,000	8.25%, due 1/15/2084	3,420,502 (l)
Energy Transfer LP
345,000	8.00%, due 5/15/2054	368,664 (l)
185,000	7.13%, due 10/1/2054	191,170 (l)
14,074,000	6.20%, due 4/1/2055	13,916,002
855,000	6.50%, due 2/15/2056	855,041 (l)
655,000	6.75%, due 2/15/2056	659,669 (l)
8,035,000	Enterprise Products Operating LLC, 5.20%, due 1/15/2036	8,175,158
2,530,000	Excelerate Energy LP, 8.00%, due 5/15/2030	2,705,534 (d)
8,115,000	Galaxy Pipeline Assets Bidco Ltd., 2.63%, due 3/31/2036	7,142,672 (d)
3,195,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, due 5/15/2033	3,334,500
10,000,000	GIP Sharon Finco Pty. Ltd., 6.23%, due 9/30/2046	10,082,485
915,000	Global Partners LP/GLP Finance Corp., 7.13%, due 7/1/2033	937,241 (d)
2,045,000	Golar LNG Ltd., 7.50%, due 10/2/2030	2,046,744 (d)
Harvest Midstream I LP
1,290,000	7.50%, due 9/1/2028	1,307,728 (d)
1,700,000	7.50%, due 5/15/2032	1,775,657 (d)
2,840,000	Howard Midstream Energy Partners LLC, 7.38%, due 7/15/2032	2,999,906 (d)
8,550,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	8,302,573
675,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	683,058 (d)
12,197,000	MPLX LP, 5.95%, due 4/1/2055	11,816,828
2,965,000	NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, due 2/15/2029	3,076,867 (d)
8,035,000	ONEOK, Inc., 5.40%, due 10/15/2035	8,103,558
2,295,000	Rockies Express Pipeline LLC, 6.75%, due 3/15/2033	2,420,743 (d)
200,000	Southern Gas Corridor CJSC, 6.88%, due 3/24/2026	200,832 (n)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
1,470,000	6.00%, due 12/31/2030	1,491,719 (d)
1,305,000	6.00%, due 9/1/2031	1,313,245 (d)
760,000	TransMontaigne Partners LLC, 8.50%, due 6/15/2030	788,438 (d)
Venture Global LNG, Inc.
550,000	9.00%, due 9/30/2029	483,848 (d)(l)(m)
610,000	7.00%, due 1/15/2030	613,780 (d)
4,385,000	8.38%, due 6/1/2031	4,485,044 (d)
580,000	9.88%, due 2/1/2032	613,232 (d)
Venture Global Plaquemines LNG LLC
1,230,000	6.13%, due 12/15/2030	1,266,041 (d)
1,355,000	7.50%, due 5/1/2033	1,485,579 (d)
975,000	6.50%, due 1/15/2034	1,011,853 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Pipelines – cont'd
	$755,000	6.50%, due 6/15/2034	$781,901 (d)
	720,000	7.75%, due 5/1/2035	802,874 (d)
	980,000	6.75%, due 1/15/2036	1,027,295 (d)
	6,430,000	Williams Cos., Inc., 5.30%, due 9/30/2035	6,522,957
			145,253,107
Real Estate 0.5%
EUR	2,063,418	Adler Financing SARL, 8.25%, due 12/31/2028	2,708,014 (o)
EUR	100,000	Aroundtown SA, 1.63%, due 4/15/2026	116,924 (l)(m)(n)
EUR	1,260,000	Castellum AB, 3.13%, due 12/2/2026	1,479,714 (l)(m)(n)
	$1,305,000	Country Garden Holdings Co. Ltd., 0.00%, due 12/22/2027	118,755
		CPI Property Group SA
EUR	200,000	4.88%, due 8/18/2026	232,566 (l)(m)(n)
GBP	320,000	4.00%, due 1/22/2028	428,552 (n)
EUR	1,000,000	3.75%, due 4/28/2028	1,090,606 (l)(m)(n)
EUR	741,000	7.00%, due 5/7/2029	941,600 (n)
EUR	1,060,000	1.75%, due 1/14/2030	1,103,192 (n)
EUR	2,812,000	1.50%, due 1/27/2031	2,778,593 (n)
EUR	1,134,000	7.50%, due 3/26/2031	1,311,315 (l)(m)(n)
EUR	365,000	6.00%, due 1/27/2032	439,772 (n)
EUR	100,000	Grand City Properties SA, 1.50%, due 3/9/2026	117,870 (l)(m)(n)
EUR	3,760,000	Heimstaden AB, 8.38%, due 1/29/2030	4,769,064 (n)
		Heimstaden Bostad AB
EUR	1,213,000	2.63%, due 2/1/2027	1,417,751 (l)(m)(n)
EUR	1,200,000	3.00%, due 10/29/2027	1,396,241 (l)(m)(n)
EUR	1,451,000	6.25%, due 12/4/2029	1,822,687 (l)(m)(n)
EUR	1,945,000	Heimstaden Bostad Treasury BV, 1.63%, due 10/13/2031	2,046,597 (n)
	$200,000	Longfor Group Holdings Ltd., 4.50%, due 1/16/2028	185,539 (n)
EUR	1,600,000	New Immo Holding SA, 6.00%, due 3/22/2029	1,986,515 (n)
	$10,000,000	Np Keystone Building 6 LLC, 5.48%, due 12/31/2044	9,805,334
	200,000	NWD MTN Ltd., 4.13%, due 7/18/2029	167,191 (n)
EUR	100,000	Public Property Invest AS, 4.63%, due 3/12/2030	122,784 (n)
EUR	100,000	Supernova Invest GmbH, 5.00%, due 6/24/2030	122,457 (n)
			36,709,633
Real Estate Investment Trusts 0.4%
EUR	1,107,000	Alexandrite Monnet U.K. Holdco PLC, 10.50%, due 5/15/2029	1,407,636 (n)
	$2,635,000	Blackstone Mortgage Trust, Inc., 7.75%, due 12/1/2029	2,824,509 (d)
		Brandywine Operating Partnership LP
	1,115,000	8.88%, due 4/12/2029	1,197,993
	305,000	6.13%, due 1/15/2031	295,513
	1,656,087	CFE Fibra E, 5.88%, due 9/23/2040	1,636,877 (d)
	1,130,000	EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, due 9/30/2030	1,142,081 (d)
	2,005,000	Extra Space Storage LP, 4.95%, due 1/15/2033	2,016,756
EUR	2,003,100	Globalworth Real Estate Investments Ltd., 6.25%, due 3/31/2029	2,419,202 (n)
EUR	100,000	Immobiliare Grande Distribuzione SIIQ SpA, 4.45%, due 11/4/2030	120,194 (n)
	$380,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, due 7/15/2031	403,135 (d)
EUR	100,000	Lineage Europe Finco BV, 4.13%, due 11/26/2031	118,289 (n)
EUR	1,961,000	MPT Operating Partnership LP/MPT Finance Corp., 7.00%, due 2/15/2032	2,428,967 (n)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Real Estate Investment Trusts – cont'd
	$3,400,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, due 10/1/2028	$3,400,034 (d)
	2,075,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	2,121,382 (d)
		RHP Hotel Properties LP/RHP Finance Corp.
	395,000	6.50%, due 4/1/2032	408,490 (d)
	660,000	6.50%, due 6/15/2033	684,151 (d)
	1,915,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	1,817,258 (d)
		Starwood Property Trust, Inc.
	605,000	7.25%, due 4/1/2029	638,047 (d)
	4,430,000	6.50%, due 7/1/2030	4,613,247 (d)
EUR	3,000,000	Unibail-Rodamco-Westfield SE, 4.88%, due 7/4/2030	3,660,182 (l)(m)(n)
	$660,000	XHR LP, 6.63%, due 5/15/2030	681,616 (d)
			34,035,559
Retail 0.6%
		B&M European Value Retail SA
GBP	1,232,000	8.13%, due 11/15/2030	1,759,726 (n)
GBP	798,000	6.50%, due 11/27/2031	1,072,001 (n)
GBP	1,948,000	Boots Group Finco LP, 7.38%, due 8/31/2032	2,758,631 (n)
EUR	1,204,000	Bubbles Bidco SPA, 6.50%, due 9/30/2031	1,464,558 (n)
GBP	1,553,000	CD&R Firefly Bidco PLC, 8.63%, due 4/30/2029	2,222,193 (n)
EUR	3,251,000	Ceconomy AG, 6.25%, due 7/15/2029	4,026,899 (n)
	$200,000	CK Hutchison International 23 Ltd., 4.75%, due 4/21/2028	202,943 (d)
	203,000	CK Hutchison International 24 Ltd., 5.38%, due 4/26/2029	210,463 (d)
	2,260,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	2,415,074 (d)
EUR	2,087,000	Dufry One BV, 4.50%, due 5/23/2032	2,544,973 (n)
EUR	1,989,000	Fnac Darty SA, 6.00%, due 4/1/2029	2,437,819 (n)
EUR	2,208,000	Fressnapf Holding SE, 5.25%, due 10/31/2031	2,628,692 (n)
EUR	880,000	Goldstory SAS, 6.75%, due 2/1/2030	1,027,019 (n)
		Group 1 Automotive, Inc.
	$650,000	4.00%, due 8/15/2028	635,650 (d)
	1,240,000	6.38%, due 1/15/2030	1,272,886 (d)
		LCM Investments Holdings II LLC
	685,000	4.88%, due 5/1/2029	674,988 (d)
	1,515,000	8.25%, due 8/1/2031	1,595,987 (d)
	645,000	Macy's Retail Holdings LLC, 7.38%, due 8/1/2033	681,102 (d)
		Michaels Cos., Inc.
	1,445,000	5.25%, due 5/1/2028	1,429,240 (d)
	835,000	7.88%, due 5/1/2029	813,548 (d)
	1,525,000	Petco Health & Wellness Co., Inc., 8.25%, due 2/1/2031	1,528,994 (d)(j)
		PetSmart LLC/PetSmart Finance Corp.
	1,950,000	7.50%, due 9/15/2032	1,999,649 (d)
	945,000	10.00%, due 9/15/2033	983,327 (d)
GBP	1,000,000	Punch Finance PLC, 7.88%, due 12/30/2030	1,411,143 (n)
	$2,745,000	QXO Building Products, Inc., 6.75%, due 4/30/2032	2,828,668 (d)
	1,000,000	Staples, Inc., 10.75%, due 9/1/2029	982,633 (d)
GBP	906,000	Waga Bondco Ltd., 8.50%, due 6/15/2030	1,095,998 (n)
	$2,540,000	White Cap Supply Holdings LLC, 7.38%, due 11/15/2030	2,638,255 (d)
			45,343,059
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Savings & Loans 0.1%
		Nationwide Building Society
EUR	100,000	4.00%, due 3/18/2028	$120,439 (l)(n)
	$5,600,000	5.54%, due 7/14/2036	5,760,638 (d)(l)
			5,881,077
Semiconductors 0.1%
	2,535,000	Amkor Technology, Inc., 5.88%, due 10/1/2033	2,583,429 (d)
		Intel Corp.
	570,000	4.88%, due 2/10/2026	570,034
	1,075,000	4.90%, due 8/5/2052	902,988
	1,925,000	5.60%, due 2/21/2054	1,804,676
	200,000	SK Hynix, Inc., 6.38%, due 1/17/2028	208,676 (d)
			6,069,803
Software 0.3%
	1,780,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	1,726,322 (d)
	2,170,000	Capstone Borrower, Inc., 8.00%, due 6/15/2030	2,017,455 (d)
		Cloud Software Group, Inc.
	1,370,000	6.50%, due 3/31/2029	1,361,461 (d)
	1,800,000	9.00%, due 9/30/2029	1,817,588 (d)
	1,900,000	8.25%, due 6/30/2032	1,932,458 (d)
	465,000	6.63%, due 8/15/2033	445,743 (d)
	1,045,000	CoreWeave, Inc., 9.00%, due 2/1/2031	1,016,010 (d)
	780,000	Ellucian Holdings, Inc., 6.50%, due 12/1/2029	767,562 (d)
	1,180,000	Fair Isaac Corp., 6.00%, due 5/15/2033	1,202,343 (d)
		Oracle Corp.
	950,000	1.65%, due 3/25/2026	946,639
	600,000	(Secured Overnight Financing Rate + 0.76%), 4.60%, due 8/3/2028	590,058 (f)
	935,000	5.20%, due 9/26/2035	891,051
	1,455,000	5.95%, due 9/26/2055	1,282,980
EUR	940,000	TeamSystem SpA, 5.00%, due 7/1/2031	1,101,461 (n)
	$2,175,000	UKG, Inc., 6.88%, due 2/1/2031	2,173,247 (d)
			19,272,378
Telecommunications 2.0%
		Altice France SA
EUR	921,494	4.75%, due 10/15/2030	1,053,772 (n)
	$1,578,263	6.88%, due 10/15/2030	1,551,611 (d)
EUR	3,566,313	5.50%, due 10/15/2031	4,095,271 (n)
	$650,000	6.50%, due 10/15/2031	633,634 (d)
	1,165,000	6.50%, due 4/15/2032	1,137,867 (d)
	910,000	6.88%, due 7/15/2032	888,654 (d)
		AT&T, Inc.
	1,470,000	1.70%, due 3/25/2026	1,465,545
	9,115,000	1.65%, due 2/1/2028	8,714,363
		Bell Telephone Co. of Canada or Bell Canada
	5,315,000	6.88%, due 9/15/2055	5,506,701 (l)
	2,000,000	7.00%, due 9/15/2055	2,097,660 (l)
		British Telecommunications PLC
EUR	1,744,000	5.13%, due 10/3/2054	2,156,455 (l)(n)
GBP	1,535,000	8.38%, due 12/20/2083	2,263,794 (l)(n)
	$1,085,000	Cipher Compute LLC, 7.13%, due 11/15/2030	1,117,996 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Telecommunications – cont'd
	$200,000	Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, due 8/1/2032	$207,945 (d)
		EchoStar Corp.
	3,105,000	10.75%, due 11/30/2029	3,403,763
	1,588,950	6.75% Cash/6.75% PIK, due 11/30/2030	1,617,135 (o)
EUR	820,000	eircom Finance DAC, 5.00%, due 4/30/2031	989,139 (n)
EUR	2,300,000	Eutelsat SA, 2.25%, due 7/13/2027	2,709,427 (n)
		Fibercop SpA
EUR	897,000	6.88%, due 2/15/2028	1,128,594 (n)
EUR	2,771,000	7.88%, due 7/31/2028	3,599,308 (n)
EUR	2,422,000	1.63%, due 1/18/2029	2,718,807
	$1,380,000	6.38%, due 11/15/2033	1,397,609 (d)
	830,000	6.00%, due 9/30/2034	806,007 (d)
	580,000	7.20%, due 7/18/2036	586,856 (d)
		Iliad Holding SAS
EUR	3,210,000	5.63%, due 10/15/2028	3,858,109 (n)
	$720,000	7.00%, due 10/15/2028	728,265 (d)
EUR	1,420,000	6.88%, due 4/15/2031	1,794,492 (n)
	$655,000	8.50%, due 4/15/2031	701,387 (d)
	1,220,000	7.00%, due 4/15/2032	1,250,451 (d)
EUR	1,280,000	Koninklijke KPN NV, 4.88%, due 6/18/2029	1,576,520 (l)(m)(n)
		Level 3 Financing, Inc.
	$225,000	3.75%, due 7/15/2029	207,563 (d)
	1,490,000	6.88%, due 6/30/2033	1,535,432 (d)
	2,730,000	7.00%, due 3/31/2034	2,827,748 (d)
	1,115,000	8.50%, due 1/15/2036	1,141,463 (d)
EUR	946,638	Lorca Telecom Bondco SA, 4.00%, due 9/18/2027	1,122,631 (n)
	$480,000	Lumen Technologies, Inc., 4.50%, due 1/15/2029	450,123 (d)
EUR	800,000	Odido Group Holding BV, 5.50%, due 1/15/2030	956,451 (n)
EUR	2,720,000	Odido Holding BV, 3.75%, due 1/15/2029	3,226,987 (n)
	$5,515,000	Ooredoo International Finance Ltd., 4.63%, due 10/10/2034	5,505,989 (n)
	2,105,000	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	2,185,251 (d)
EUR	1,476,000	PLT VII Finance SARL, 6.00%, due 6/15/2031	1,816,458 (n)
EUR	2,600,000	Proximus SADP, 4.75%, due 7/2/2031	3,160,617 (l)(m)(n)
		Rogers Communications, Inc.
	$6,395,000	7.00%, due 4/15/2055	6,633,354 (l)
	6,890,000	7.13%, due 4/15/2055	7,225,179 (l)
		SoftBank Group Corp.
EUR	1,115,000	5.25%, due 10/10/2029	1,345,630 (n)
EUR	1,460,000	5.88%, due 7/10/2031	1,781,315 (n)
EUR	100,000	6.50%, due 10/29/2062	108,550 (l)(n)
	$200,000	STC Sukuk Co. II Ltd., 4.49%, due 1/15/2031	199,622 (d)
EUR	835,000	Sunrise HoldCo IV BV, 3.88%, due 6/15/2029	986,078 (n)
		Telecom Italia SpA
EUR	1,153,000	6.88%, due 2/15/2028	1,460,908 (n)
EUR	968,000	7.88%, due 7/31/2028	1,272,192 (n)
EUR	795,000	1.63%, due 1/18/2029	905,234 (n)
		Telefonica Europe BV
EUR	1,000,000	6.14%, due 2/3/2030	1,272,390 (l)(m)(n)
EUR	1,800,000	6.75%, due 6/7/2031	2,374,106 (l)(m)(n)
EUR	3,200,000	5.75%, due 1/15/2032	4,045,924 (l)(m)(n)
EUR	600,000	2.88%, due 6/24/2027	705,809 (l)(m)(n)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Telecommunications – cont'd
	$6,160,000	TELUS Corp., 6.63%, due 6/9/2056	$6,187,528 (l)
	885,000	T-Mobile USA, Inc., 2.63%, due 4/15/2026	882,626
		Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
	1,350,000	6.50%, due 2/15/2029	1,312,990 (d)
	550,000	8.63%, due 6/15/2032	554,125 (d)(j)
	680,000	Uniti Services LLC, 7.50%, due 10/15/2033	702,068 (d)
	200,000	Veon Midco BV, 3.38%, due 11/25/2027	191,376 (n)
	175,553	VF Ukraine PAT via VFU Funding PLC, 9.63%, due 2/11/2027	172,506 (n)
		Vmed O2 U.K. Financing I PLC
GBP	3,281,000	4.50%, due 7/15/2031	3,984,857 (n)
EUR	1,470,000	5.63%, due 4/15/2032	1,718,432 (n)
		Vodafone Group PLC
	$3,715,000	5.75%, due 6/28/2054	3,610,365
EUR	5,501,000	3.00%, due 8/27/2080	6,312,553 (l)(n)
EUR	4,300,000	6.50%, due 8/30/2084	5,558,993 (l)(n)
	$2,410,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	2,524,535 (d)
	1,583,284	Zayo Group Holdings, Inc., 9.25%, due 3/9/2030	1,546,006 (d)
EUR	1,402,200	Zegona Finance PLC, 6.75%, due 7/15/2029	1,743,505 (n)
			153,212,606
Transportation 0.1%
EUR	1,831,000	CMA CGM SA, 5.00%, due 1/15/2031	2,161,254 (n)
GBP	2,008,000	Edge Finco PLC, 8.13%, due 8/15/2031	2,930,060 (n)
EUR	100,000	FedEx Corp., 4.13%, due 7/30/2037	118,372
EUR	100,000	Mobico Group PLC, 4.88%, due 9/26/2031	100,600 (n)
	$426,828	MV24 Capital BV, 6.75%, due 6/1/2034	431,810 (d)
	4,830,000	XPO, Inc., 7.13%, due 2/1/2032	5,077,533 (d)
			10,819,629
Trucking & Leasing 0.0%‡
		FTAI Aviation Investors LLC
	320,000	7.88%, due 12/1/2030	339,298 (d)
	325,000	7.00%, due 5/1/2031	341,954 (d)
	1,235,000	7.00%, due 6/15/2032	1,299,760 (d)
			1,981,012
Water 0.2%
EUR	2,835,000	Holding d'Infrastructures des Metiers de l'Environnement SAS, 4.88%, due 10/24/2029	3,498,490 (n)
		Veolia Environnement SA
EUR	3,000,000	5.99%, due 11/22/2028	3,795,680 (l)(m)(n)
EUR	1,100,000	2.50%, due 1/20/2029	1,265,156 (l)(m)(n)
EUR	4,100,000	4.37%, due 5/20/2030	4,984,593 (l)(m)(n)
			13,543,919
Total Corporate Bonds (Cost $2,725,561,994)			2,782,757,273

Loan Assignments(f) 0.4%
Aerospace & Defense 0.0%‡
	$985,000	Peraton Corp., Term Loan B, (3 mo. USD Term SOFR + 3.75%), 7.52%, due 2/1/2028	908,357
Building Products 0.0%‡
	548,044	Jeld-Wen, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.79%, due 7/28/2028	481,763
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Capital Markets 0.0%‡
	$3,960,000	Guggenheim Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.17%, due 11/26/2031	$3,961,980
Diversified Telecommunication Services 0.0%‡
	1,875,000	Lumen Technologies, Inc., Term Loan B1, (1 mo. USD Term SOFR), due 4/16/2029	1,868,906 (h)(r)
	1,101,345	Zayo Group Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 0.50%, 1 mo. USD Term SOFR + 3.00%), 0.50% – 6.79%, due 3/11/2030	1,058,976 (s)
			2,927,882
Entertainment 0.1%
	3,960,100	TKO Worldwide Holdings LLC, Term Loan, (3 mo. USD Term SOFR + 2.00%), 5.87%, due 11/21/2031	3,964,892
Health Care Providers & Services 0.0%‡
	249,788	Summit Behavioral Healthcare LLC, Term Loan, (1 mo. USD Term SOFR), due 12/31/2029	207,741 (h)(r)
Health Care Technology 0.1%
	5,000,000	Hologic, Inc., Term Loan B, (1 mo. USD Term SOFR), due 1/14/2033	4,961,900 (h)(r)
Machinery 0.1%
	6,425,181	EMRLD Borrower LP, Term Loan B, (6 mo. USD Term SOFR + 2.25%), 6.12%, due 8/4/2031	6,413,166
Media 0.1%
	6,248,222	Charter Communications Operating LLC, Term Loan B5, (3 mo. USD Term SOFR + 2.25%), 5.91%, due 12/15/2031	6,237,600
Oil, Gas & Consumable Fuels 0.0%‡
	3,878,093	New Fortress Energy, Inc., Term Loan B, (3 mo. USD Term SOFR + 5.50%), 9.24%, due 10/30/2028	1,507,609 (q)
Total Loan Assignments (Cost $32,370,955)			31,572,890
Foreign Government Securities 8.4%
		Angolan Government International Bonds
	2,105,000	8.00%, due 11/26/2029	2,064,512 (d)
	820,000	9.24%, due 1/15/2031	825,144 (d)
	760,000	8.75%, due 4/14/2032	743,418 (d)
	2,620,000	9.88%, due 10/15/2035	2,633,260 (d)
	3,740,000	9.38%, due 5/8/2048	3,324,408 (d)
	1,990,000	9.13%, due 11/26/2049	1,722,418 (d)
		Argentine Republic Government International Bonds
	242,188	1.00%, due 7/9/2029	213,125
	277,877	0.75%, due 7/9/2030	235,084 (p)
	400,000	4.13%, due 7/9/2035	309,400 (p)
		Autonomous Community of Catalonia
EUR	4,000,000	5.48%, due 5/11/2029	5,105,443
EUR	8,000,000	5.66%, due 2/15/2033	10,575,120 (n)
		Autonomous Community of Madrid
EUR	4,000,000	3.60%, due 4/30/2033	4,920,004 (n)
EUR	90,000	3.46%, due 4/30/2034	109,268 (n)
	$200,000	Bahamas Government International Bonds, 8.95%, due 10/15/2032	225,786 (n)
	200,000	Baiterek National Managing Holding JSC, 5.45%, due 5/8/2028	203,620 (d)
EUR	123,000	Bank Gospodarstwa Krajowego, 4.38%, due 3/13/2039	147,563 (n)
EUR	100,000	Banque et Caisse d'Epargne de l'Etat, 3.25%, due 3/19/2031	119,710 (l)(n)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
	$500,000	Bermuda Government International Bonds, 3.72%, due 1/25/2027	$497,370 (n)
EUR	330,000	BNG Bank NV, 2.50%, due 5/21/2030	390,468 (n)
		Brazil Government International Bonds
	$2,000,000	6.13%, due 1/22/2032	2,063,120
	1,250,000	6.00%, due 10/20/2033	1,263,250
	800,000	7.13%, due 5/13/2054	799,472
	9,270,000	7.25%, due 1/12/2056	9,251,460
		Brazil Notas do Tesouro Nacional
BRL	13,105,000	10.00%, due 1/1/2029	2,339,070
BRL	6,760,000	10.00%, due 1/1/2031	1,147,391
BRL	2,000,000	10.00%, due 1/1/2033	325,483
BRL	63,020,000	10.00%, due 1/1/2035	9,988,972
		Bulgaria Government International Bonds
EUR	322,000	3.63%, due 9/5/2032	393,357 (n)
EUR	90,000	3.50%, due 5/7/2034	107,650 (n)
EUR	90,000	3.38%, due 7/18/2035	105,450 (n)
EUR	113,000	4.88%, due 5/13/2036	146,941 (n)
		Bundesrepublik Deutschland Bundesanleihe
EUR	386,218	0.00%, due 8/15/2031	400,903 (n)
EUR	295,000	0.00%, due 2/15/2032	301,400 (n)
EUR	43,000	4.75%, due 7/4/2034	58,773 (n)
EUR	130,000	1.00%, due 5/15/2038	121,914 (n)
EUR	136,900	2.50%, due 8/15/2046	141,245 (n)
EUR	118,000	3.40%, due 5/15/2047	139,982 (j)(n)
EUR	171,000	1.25%, due 8/15/2048	133,654 (n)
EUR	300,000	Cassa Depositi e Prestiti SpA, 2.00%, due 4/20/2027	354,472 (n)
	$9,370,000	Chile Government International Bonds, 3.50%, due 1/31/2034	8,586,668
		Colombia Government International Bonds
	320,000	5.38%, due 1/21/2029	318,160
	576,000	7.38%, due 4/25/2030	602,208
	200,000	3.13%, due 4/15/2031	172,760
	400,000	7.50%, due 2/2/2034	417,040
	1,177,000	8.00%, due 11/14/2035	1,256,330
	850,000	7.75%, due 11/7/2036	887,995
	14,350,000	8.38%, due 11/7/2054	15,157,187
		Colombian TES
COP	8,715,500,000	7.00%, due 6/30/2032	1,780,229
COP	702,400,000	13.25%, due 2/9/2033	194,227
COP	11,830,100,000	7.25%, due 10/18/2034	2,316,922
		Costa Rica Government International Bonds
CRC	1,521,800,000	10.58%, due 9/26/2029	3,675,495 (n)
CRC	132,500,000	7.20%, due 7/27/2033	279,621 (n)
CRC	1,300,000,000	7.20%, due 10/19/2033	2,742,410 (n)
	$14,120,000	6.55%, due 4/3/2034	15,286,594 (d)
CRC	21,200,000	11.27%, due 3/21/2035	59,553 (n)
	1,625,000	7.16%, due 3/12/2045	1,776,872 (n)
EUR	100,000	Croatia Government International Bonds, 3.25%, due 2/11/2037	115,132 (n)
EUR	120,000	Denmark Government International Bonds, 2.25%, due 10/2/2026	142,398 (n)
	$400,000	Development Bank of Mongolia LLC, 8.50%, due 7/3/2028	415,199 (n)
DOP	42,000,000	Dominican Republic Central Bank Notes, 8.50%, due 10/1/2027	659,554 (n)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Dominican Republic International Bonds
	$233,333	8.63%, due 4/20/2027	$239,983 (n)
	1,395,000	7.05%, due 2/3/2031	1,487,767 (d)
DOP	134,350,000	13.63%, due 2/3/2033	2,593,142 (n)
	$1,580,000	5.88%, due 10/28/2035	1,573,253 (d)
DOP	86,800,000	10.75%, due 6/1/2036	1,511,902 (n)
	$10,155,000	6.95%, due 3/15/2037	10,840,462 (d)
	1,310,000	5.30%, due 1/21/2041	1,188,170 (d)
	2,420,000	6.85%, due 1/27/2045	2,501,070 (d)
	2,155,000	7.15%, due 2/24/2055	2,302,617 (d)
	1,580,000	5.88%, due 1/30/2060	1,402,250 (d)
	8,595,000	Eagle Funding Luxco SARL, 5.50%, due 8/17/2030	8,730,973 (d)
		Ecuador Government International Bonds
	750,000	8.75%, due 1/29/2034	757,500 (d)
	794,797	6.90%, due 7/31/2035	724,060 (d)
		Egypt Government Bonds
EGP	400,000,000	22.70%, due 12/2/2027	8,540,514
EGP	57,000,000	21.49%, due 12/2/2028	1,221,697
EGP	47,000,000	19.70%, due 10/14/2030	994,964
		Egypt Government International Bonds
	$320,000	8.63%, due 2/4/2030	348,318 (n)
	11,975,000	7.05%, due 1/15/2032	12,103,669 (d)
	4,903,000	9.45%, due 2/4/2033	5,519,176 (d)
	5,405,000	8.50%, due 1/31/2047	5,234,388 (d)
	1,055,000	8.88%, due 5/29/2050	1,041,806 (d)
		El Salvador Government International Bonds
	251,000	8.63%, due 2/28/2029	269,476 (n)
	160,000	0.25%, due 4/17/2030	4,284 (d)
	160,000	9.25%, due 4/17/2030	173,200 (d)
	345,000	9.50%, due 7/15/2052	391,675 (d)
EUR	3,000	Estonia Government International Bonds, 3.25%, due 1/17/2034	3,560 (n)
		European Union
EUR	230,000	2.00%, due 10/4/2027	272,046 (n)
EUR	350,000	2.63%, due 7/4/2028	418,616 (n)
EUR	240,000	3.13%, due 12/4/2030	291,942 (n)
EUR	180,000	2.50%, due 12/4/2031	211,281 (n)
EUR	81,000	2.75%, due 12/13/2032	95,678 (n)
EUR	60,000	3.38%, due 10/4/2039	70,031 (n)
EUR	85,000	3.75%, due 10/12/2045	99,678 (n)
EUR	124,000	4.00%, due 10/12/2055	145,586 (n)
EUR	447,142	French Republic Government Bonds OAT, 1.25%, due 5/25/2038	402,554 (n)
EUR	167,100	French Republic Government Bonds OAT, Inflation-Linked, 0.60%, due 7/25/2034	187,971 (c)(n)
		Ghana Government International Bonds
	$1,600	0.00%, due 7/3/2026	1,561 (d)
	3,218,600	5.00%, due 7/3/2029	3,148,117 (d)(p)
	175,000	5.00%, due 7/3/2029	171,487 (n)(p)
	7,439	0.00%, due 1/3/2030	6,504 (d)
	69,600	5.00%, due 7/3/2035	63,459 (d)(p)
		Guatemala Government Bonds
	3,535,000	6.25%, due 8/15/2036	3,681,738 (d)
	1,150,000	6.88%, due 8/15/2055	1,226,222 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Hellenic Republic Government Bonds
EUR	79,000	3.38%, due 6/15/2034	$94,746 (n)
EUR	346,000	4.38%, due 7/18/2038	440,324 (n)
	$200,000	Honduras Government International Bonds, 5.63%, due 6/24/2030	201,070 (n)
		Hungary Government Bonds
HUF	1,519,340,000	3.25%, due 10/22/2031	4,051,307
HUF	848,260,000	2.25%, due 6/22/2034	1,928,728
		Hungary Government International Bonds
EUR	110,000	4.25%, due 5/26/2033	131,021 (n)
	$1,910,000	5.50%, due 3/26/2036	1,898,123 (d)
	4,000,000	Indonesia Government International Bonds, 4.63%, due 4/15/2043	3,639,432 (d)
	2,625,000	Israel Government International Bonds, 5.88%, due 1/13/2056	2,555,972
		Italy Buoni Poliennali Del Tesoro
EUR	92,000	2.35%, due 1/15/2029	108,940 (n)
EUR	280,000	3.00%, due 8/1/2029	338,062 (n)
EUR	136,000	3.15%, due 3/15/2033	161,990 (n)
EUR	211,000	3.85%, due 2/1/2035	260,559 (n)
EUR	91,000	3.65%, due 8/1/2035	110,321 (n)
EUR	130,000	3.60%, due 10/1/2035	156,622 (n)
EUR	209,000	1.45%, due 3/1/2036	205,958 (n)
EUR	109,000	4.05%, due 10/30/2037	134,967 (n)
EUR	453,000	4.15%, due 10/1/2039	559,392 (n)
EUR	837,000	3.85%, due 10/1/2040	994,270 (n)
EUR	243,000	1.80%, due 3/1/2041	220,015 (n)
EUR	79,000	4.65%, due 10/1/2055	98,491 (n)
		Italy Buoni Poliennali Del Tesoro, Inflation-Linked
EUR	75,866	2.00%, due 3/14/2028	92,061 (c)(n)
EUR	117,209	1.50%, due 5/15/2029	142,689 (c)(n)
		Ivory Coast Government International Bonds
EUR	636,000	5.25%, due 3/22/2030	764,942 (n)
EUR	100,000	5.88%, due 10/17/2031	121,392 (n)
	$75,050	5.75%, due 12/31/2032	74,907 (n)
	1,350,000	7.63%, due 1/30/2033	1,440,663 (d)
	3,715,000	6.13%, due 6/15/2033	3,666,933 (d)
	200,000	6.13%, due 6/15/2033	197,412 (n)
	10,300,000	8.08%, due 4/1/2036	11,002,300 (d)
	6,880,000	8.25%, due 1/30/2037	7,423,129 (d)
JPY	6,128,500,000	Japan Government Thirty Year Bonds, 3.20%, due 9/20/2055	36,868,658
		Kazakhstan Government Bonds
KZT	1,954,502,000	16.95%, due 10/9/2030	3,907,434
KZT	2,424,156,000	10.69%, due 8/23/2033	3,665,203
	9,880,000	Kazakhstan Government International Bonds, 5.50%, due 7/1/2037	10,028,923 (d)
		Kingdom of Belgium Government Bonds
EUR	845,000	3.10%, due 6/22/2035	988,955 (n)
EUR	172,097	1.45%, due 6/22/2037	165,347 (n)
	$400,000	Korea Housing Finance Corp., 4.63%, due 2/24/2028	406,050 (d)
	200,000	Korea Hydro & Nuclear Power Co. Ltd., 5.00%, due 7/18/2028	204,564 (d)
	322,000	Korea National Oil Corp., 4.00%, due 9/29/2028	321,095 (d)
		Latvia Government International Bonds
EUR	108,000	2.88%, due 5/21/2030	128,032 (n)
EUR	123,000	3.50%, due 10/2/2035	144,215 (n)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
EUR	37,000	Lithuania Government International Bonds, 3.50%, due 2/13/2034	$44,263 (n)
		Mexico Bonos
MXN	6,350,000	8.50%, due 5/31/2029	369,053
MXN	51,140,000	7.75%, due 5/29/2031	2,856,273
MXN	613,550,000	7.75%, due 11/23/2034	33,123,485
MXN	30,550,000	7.75%, due 11/13/2042	1,525,367
		Mexico Government International Bonds
EUR	200,000	3.88%, due 5/16/2031	237,162
	$2,550,000	5.38%, due 3/22/2033	2,511,112
	1,750,000	6.00%, due 5/7/2036	1,756,562
EUR	100,000	4.88%, due 5/16/2036	118,422
	$23,520,000	6.13%, due 2/9/2038	23,425,920
	3,940,000	6.34%, due 5/4/2053	3,732,362
	1,160,000	6.40%, due 5/7/2054	1,106,698
	1,560,000	7.38%, due 5/13/2055	1,668,264
		MFB Magyar Fejlesztesi Bank Zrt
	200,000	6.50%, due 6/29/2028	207,966 (n)
EUR	100,000	4.38%, due 6/27/2030	121,286 (n)
MAD	39,200,000	Morocco Government Bonds, 3.05%, due 7/16/2040	4,087,781
	$21,920,000	Morocco Government International Bonds, 6.50%, due 9/8/2033	23,592,208 (d)
		Netherlands Government Bonds
EUR	263,397	0.00%, due 7/15/2030	280,712 (n)
EUR	255,658	0.00%, due 7/15/2031	264,306 (n)
EUR	185,000	2.50%, due 7/15/2035	211,782 (n)
EUR	350,633	4.00%, due 1/15/2037	452,307 (n)
NGN	6,299,315,000	Nigeria Government Bonds, 17.95%, due 6/25/2032	4,617,446
		Nigeria Government International Bonds
	$460,000	8.38%, due 3/24/2029	489,262 (n)
	2,700,000	7.38%, due 9/28/2033	2,727,814 (d)
	1,970,000	8.63%, due 1/13/2036	2,104,510 (d)
	1,460,000	8.25%, due 9/28/2051	1,432,386 (d)
		Nigeria OMO Bills
NGN	1,500,000,000	19.08%, due 7/21/2026	988,239 (b)
NGN	775,000,000	18.98%, due 9/22/2026	494,035 (b)
		Oman Government International Bonds
	9,940,000	6.00%, due 8/1/2029	10,366,397 (d)
	5,105,000	6.25%, due 1/25/2031	5,426,288 (d)
	935,000	6.50%, due 3/8/2047	986,694 (d)
	1,745,000	7.00%, due 1/25/2051	1,948,195 (d)
		Panama Government International Bonds
	100,000	8.88%, due 9/30/2027	106,885
	160,000	9.38%, due 4/1/2029	181,864
	780,000	7.50%, due 3/1/2031	858,897
	1,675,000	2.25%, due 9/29/2032	1,381,707
	4,985,000	6.40%, due 2/14/2035	5,213,811
		Paraguay Government International Bonds
PYG	11,060,000,000	8.50%, due 3/4/2035	1,630,050 (n)
	1,655,000	5.40%, due 3/30/2050	1,525,678 (d)
		Peru Government Bonds
PEN	20,854,000	6.15%, due 8/12/2032	6,738,766
PEN	942,000	5.40%, due 8/12/2034	279,743
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
PEN	10,267,000	Peruvian Government International Bonds, 6.90%, due 8/12/2037	$3,210,411 (h)(n)
		Portugal Obrigacoes do Tesouro OT
EUR	82,000	1.95%, due 6/15/2029	96,312 (n)
EUR	480,000	1.65%, due 7/16/2032	533,439 (n)
EUR	127,000	2.88%, due 10/14/2033	150,341 (n)
EUR	31,000	3.63%, due 6/12/2054	34,676 (n)
		Province of Alberta
CAD	8,505,000	3.45%, due 12/1/2043	5,482,513
CAD	8,505,000	3.10%, due 6/1/2050	4,887,884
CAD	29,865,000	Province of British Columbia, 4.60%, due 6/18/2057	21,966,506
EUR	130,000	Province of Manitoba, 3.35%, due 2/4/2036	155,052 (j)(n)
		Province of Ontario
	$1,325,000	4.45%, due 11/20/2035	1,315,017
CAD	10,210,000	2.90%, due 6/2/2049	5,715,695
CAD	21,240,000	2.65%, due 12/2/2050	11,194,735
CAD	11,910,000	1.90%, due 12/2/2051	5,254,342
CAD	8,340,000	4.15%, due 12/2/2054	5,720,493
CAD	14,685,000	4.60%, due 12/2/2055	10,863,546
	$1,175,000	Province of Quebec, 3.88%, due 1/14/2031	1,169,545
	101,024	Provincia de Buenos Aires Government Bonds, 6.63%, due 9/1/2037	81,577 (n)
		Qatar Government International Bonds
	6,685,000	4.88%, due 2/27/2035	6,936,876 (d)
	1,270,000	4.40%, due 4/16/2050	1,098,077 (d)
		Region Wallonne Belgium
EUR	700,000	3.00%, due 12/6/2030	832,407 (n)
EUR	200,000	3.13%, due 6/22/2032	235,724 (n)
		Republic of Kenya Infrastructure Bonds
KES	500,000,000	12.50%, due 1/10/2033	3,906,581
KES	300,000,000	14.40%, due 2/20/2040	2,510,689
KES	180,000,000	12.97%, due 1/28/2041	1,406,535
		Republic of Poland Government Bonds
PLN	3,026,000	4.75%, due 7/25/2029	872,695
PLN	5,058,000	4.50%, due 1/25/2031	1,430,157
PLN	14,657,000	6.00%, due 10/25/2033	4,430,608
PLN	8,810,000	5.00%, due 10/25/2034	2,484,275
		Republic of Poland Government International Bonds
	$95,000	4.63%, due 3/18/2029	96,761
EUR	190,000	3.88%, due 7/7/2037	226,078 (n)
		Republic of South Africa Government Bonds
ZAR	24,241,794	8.00%, due 1/31/2030	1,538,774
ZAR	26,204,993	8.25%, due 3/31/2032	1,666,357
ZAR	35,638,725	8.88%, due 2/28/2035	2,320,783
ZAR	9,479,631	8.50%, due 1/31/2037	588,453
ZAR	14,525,855	8.75%, due 1/31/2044	883,971
		Republic of South Africa Government International Bonds
	$5,900,000	7.10%, due 11/19/2036	6,253,186 (d)
	2,840,000	6.13%, due 12/11/2037	2,755,141 (d)
	1,680,000	5.65%, due 9/27/2047	1,388,237
	880,000	5.75%, due 9/30/2049	724,744
	4,170,000	7.95%, due 11/19/2054	4,377,427 (d)
	1,310,000	7.25%, due 12/11/2055	1,271,813 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Republic of Uganda Government Bonds
UGX	4,338,800,000	14.25%, due 8/23/2029	$1,191,426
UGX	4,167,900,000	16.25%, due 11/8/2035	1,199,083
UGX	4,137,800,000	15.80%, due 6/23/2039	1,143,639
UZS	9,000,000,000	Republic of Uzbekistan International Bonds, 16.25%, due 10/12/2026	759,229 (n)
		Romania Government Bonds
RON	7,860,000	4.85%, due 7/25/2029	1,753,127
RON	3,650,000	6.70%, due 2/25/2032	857,926
RON	18,715,000	8.25%, due 9/29/2032	4,751,096
RON	9,750,000	7.10%, due 7/31/2034	2,338,149
RON	395,000	4.75%, due 10/11/2034	80,598
		Romania Government International Bonds
	$234,000	3.00%, due 2/27/2027	230,692 (n)
EUR	50,000	2.88%, due 5/26/2028	59,184 (n)
	$390,000	5.88%, due 1/30/2029	402,564 (n)
	1,530,000	5.75%, due 9/16/2030	1,578,118 (d)
	228,000	5.75%, due 9/16/2030	235,162 (n)
	3,630,000	3.00%, due 2/14/2031	3,308,424 (n)
EUR	210,000	5.38%, due 3/22/2031	263,134 (n)
EUR	55,000	2.00%, due 4/14/2033	54,371 (n)
EUR	176,000	6.38%, due 9/18/2033	227,921 (n)
EUR	75,000	6.25%, due 9/10/2034	95,605 (n)
	$1,310,000	5.75%, due 3/24/2035	1,299,209 (d)
	580,000	6.63%, due 5/16/2036	606,924 (d)
EUR	90,000	6.13%, due 10/7/2037	110,873 (n)
EUR	255,000	6.75%, due 7/11/2039	325,131 (n)
		Saudi Government International Bonds
	$200,000	4.13%, due 1/12/2029	199,595 (d)
	2,285,000	5.63%, due 1/13/2035	2,397,496 (d)
	1,970,000	4.88%, due 1/12/2036	1,944,372 (d)
	3,995,000	3.25%, due 11/17/2051	2,587,235 (d)
	1,095,000	3.75%, due 1/21/2055	763,650 (d)
	2,820,000	Serbia International Bonds, 6.00%, due 6/12/2034	2,924,962 (d)
EUR	100,000	SFIL SA, 3.00%, due 5/23/2031	118,953 (n)
		Slovakia Government Bonds
EUR	260,000	3.63%, due 6/8/2033	317,153 (n)
EUR	200,000	3.63%, due 11/4/2037	233,563 (n)
EUR	123,000	3.75%, due 2/27/2040	142,893 (n)
		Spain Government Bonds
EUR	910,000	1.45%, due 10/31/2027	1,066,461 (n)
EUR	214,000	3.15%, due 4/30/2033	257,395 (n)
EUR	157,000	3.55%, due 10/31/2033	193,152 (n)
EUR	130,000	3.25%, due 4/30/2034	156,147 (n)
EUR	42,000	3.20%, due 10/31/2035	49,697 (n)
EUR	110,000	3.30%, due 4/30/2036	130,750 (n)
EUR	66,000	0.85%, due 7/30/2037	59,279 (n)
EUR	13,000	0.85%, due 7/30/2037	11,676 (n)
EUR	86,000	3.50%, due 1/31/2041	99,757 (n)
EUR	29,000	1.00%, due 7/30/2042	22,897 (n)
EUR	211,000	4.00%, due 10/31/2054	246,399 (n)
EUR	315,532	Spain Government Bonds, Inflation-Linked, 1.00%, due 11/30/2030	380,192 (c)(n)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Sri Lanka Government Bonds
LKR	800,000,000	9.50%, due 3/1/2030	$2,572,433
LKR	1,550,000,000	10.75%, due 6/15/2034	4,929,952
		Sri Lanka Government International Bonds
	$45,760	4.00%, due 4/15/2028	44,570 (d)
	52,002	3.10%, due 1/15/2030	51,285 (d)(p)
	102,001	3.35%, due 3/15/2033	93,535 (d)(p)
	68,874	3.60%, due 6/15/2035	56,477 (d)(p)
	47,800	3.60%, due 5/15/2036	47,214 (d)(p)
	95,641	3.60%, due 2/15/2038	94,684 (d)(p)
		State of North Rhine-Westphalia
EUR	224,000	0.13%, due 6/4/2031	232,193 (n)
EUR	25,000	3.80%, due 1/14/2056	29,814 (n)
	$2,245,000	Trinidad & Tobago Government International Bonds, 6.50%, due 1/28/2036	2,228,162 (d)
TRY	250,000,000	Turkiye Government Bonds, 26.20%, due 10/5/2033	5,395,291
		Turkiye Government International Bonds
	$200,000	9.38%, due 3/14/2029	223,112
	1,540,000	7.13%, due 2/12/2032	1,610,387
	2,860,000	5.75%, due 5/11/2047	2,302,514
		Turkiye Ihracat Kredi Bankasi AS
	200,000	9.00%, due 1/28/2027	209,289 (d)
	259,000	6.38%, due 10/3/2030	259,781 (d)
	200,000	6.38%, due 1/15/2031	199,376 (d)
		Ukraine Government International Bonds
	39,872	4.50%, due 2/1/2029	30,960 (n)(p)
	104,581	0.00%, due 2/1/2030	66,344 (d)(p)
	390,805	0.00%, due 2/1/2034	190,765 (d)(p)
	20,347	0.00%, due 2/1/2034	9,936 (n)(p)
	287,180	4.50%, due 2/1/2034	180,851 (d)(p)
	34,888	4.50%, due 2/1/2034	21,973 (n)(p)
	330,258	0.00%, due 2/1/2035	186,679 (d)(p)
	17,194	0.00%, due 2/1/2035	9,722 (n)(p)
	5,870,088	4.50%, due 2/1/2035	3,631,367 (d)(p)
	24,920	4.50%, due 2/1/2035	15,423 (n)(p)
	275,215	0.00%, due 2/1/2036	154,932 (d)(p)
	14,329	0.00%, due 2/1/2036	8,070 (n)(p)
	957,269	4.50%, due 2/1/2036	582,243 (d)(p)
GBP	137,657	United Kingdom Gilt, 4.00%, due 10/22/2063	149,739 (n)
	$3,500,000	Uruguay Government International Bonds, 5.10%, due 6/18/2050	3,259,025
	400,000	Uzbekneftegaz JSC, 4.75%, due 11/16/2028	389,010 (n)
EUR	6,000,000	Xunta de Galicia, 3.30%, due 4/30/2031	7,285,943 (n)
ZMW	15,128,000	Zambia Government Bonds, 13.00%, due 1/25/2031	689,717
	$176,765	Zambia Government International Bonds, 5.75%, due 6/30/2033	172,915 (n)(p)
Total Foreign Government Securities (Cost $646,290,207)			657,082,528

Municipal Notes 0.5%
California 0.1%
	1,370,000	Bay Area Toll Authority Toll Bridge Revenue (Build America Bonds), Series 2010-S1, 7.04%, due 4/1/2050	1,557,661
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

California – cont'd
$1,370,000	California State General Obligation (Build America Bonds), Series 2010, 7.63%, due 3/1/2040	$1,637,220
2,055,000	California State University Revenue Refunding, Series 2020-B, 2.98%, due 11/1/2051	1,376,852
2,120,000	Foothill-Eastern Transportation Corridor Agency Toll Road Revenue Refunding, Series 2019-A, (AG), 3.92%, due 1/15/2053	1,648,121
1,105,000	Los Angeles Community College District General Obligation (Build America Bonds), Series 2010, 6.75%, due 8/1/2049	1,224,528
1,260,000	Santa Clara Valley Water District Revenue Refunding, Series 2025-B, 5.38%, due 6/1/2043	1,266,321
1,710,000	University of California Regents Medical Center Pooled Revenue, Series 2020-N, 3.01%, due 5/15/2050	1,145,799
		9,856,502
Hawaii 0.0%‡
1,100,000	Hawaii General Obligation, Series 2021-GD, 2.83%, due 10/1/2039	876,738
Massachusetts 0.0%‡
1,060,000	Massachusetts State Education Financing Authority Revenue Refunding, Series 2018-A, 4.08%, due 7/1/2027	1,060,952
Michigan 0.0%‡
1,770,000	Michigan Finance Authority Hospital Revenue Refunding (Trinity Health Credit Group), Series 2019-T, 3.38%, due 12/1/2040	1,495,746
Nevada 0.0%‡
2,055,000	Clark County Nevada General Obligation (Las Vegas Convention & Visitors Authority), Series 2019-D, 3.23%, due 7/1/2044	1,588,485
New Jersey 0.0%‡
695,000	Atlantic City General Obligation Refunding, Series 2018-A, (ST AID WITHHLDG), 4.29%, due 9/1/2026	696,715
545,000	New Jersey State Housing & Mortgage Finance Agency Revenue Refunding (Single Family Housing), Series 2018-BB, 3.80%, due 10/1/2032	546,453
700,000	New Jersey Turnpike Authority Revenue (Build America Bonds), Series 2010-A, 7.10%, due 1/1/2041	808,905
		2,052,073
New York 0.1%
2,000,000	New York General Obligation, Series 2025-E1, 5.56%, due 10/1/2045	2,000,062
2,740,000	New York State Dormitory Authority Revenue Non State Supported Debt Refunding (New York University), Series 2020-B, 2.69%, due 7/1/2040	2,071,232
		4,071,294
Ohio 0.1%
2,055,000	Highland Local School District General Obligation Refunding, Series 2020, 3.19%, due 12/1/2049	1,496,345
	JobsOhio Beverage System Revenue Refunding
2,020,000	Series 2020-A, 2.83%, due 1/1/2038	1,720,692
35,000	Series 2020-A, 2.83%, due 1/1/2038	29,467
2,230,000	Ohio State Turnpike Commission Junior Lien Revenue Refunding (Infrastructure Project), Series 2020-A, 3.22%, due 2/15/2048	1,669,077
2,055,000	Ohio University General Receipt Athens Revenue Refunding, Series 2020, 2.91%, due 12/1/2043	1,520,479
		6,436,060
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Pennsylvania 0.1%
$2,055,000	Commonwealth Financing Authority Revenue Refunding, Series 2020-C, 3.53%, due 6/1/2042	$1,724,504
750,000	Pennsylvania Turnpike Commission Revenue Refunding (Motor License Fund), Series 2020, 3.25%, due 12/1/2043	570,894
		2,295,398
Texas 0.1%
2,125,000	Central Texas Turnpike System First Tier Revenue Refunding, Series 2020-C, 3.03%, due 8/15/2041	1,658,751
1,710,000	Dallas Area Rapid Transit Sales Tax Revenue Refunding, Series 2020-C, 2.82%, due 12/1/2042	1,309,844
2,055,000	Grand Parkway Transportation Corp. System Subordinated Tier Toll Revenue Refunding, Series 2020-B, 3.24%, due 10/1/2052	1,427,976
2,000,000	San Antonio Electric & Gas Systems Revenue Refunding, Series 2025-A, 5.57%, due 2/1/2050	2,004,062
1,500,000	Texas General Obligation, Series 2025-F, 5.49%, due 2/1/2056	1,522,240
1,410,000	Texas State Private Activity Bond Surface Transportation Corp. Senior Lien Revenue Refunding (North Tarrant Express Managed Lanes Project), Series 2019-B, 3.92%, due 12/31/2049	1,128,333
		9,051,206
Utah 0.0%‡
2,055,000	Utah State Transit Authority Sales Tax Revenue Refunding, Series 2020, 2.77%, due 12/15/2038	1,658,716
Total Municipal Notes (Cost $50,140,032)		40,443,170
Number of Shares

Common Stocks 0.0%‡
Diversified Telecommunication Services 0.0%‡
36,783	Luxco Co. Ltd. (Cost $654,569)	692,292 *

Closed-End Funds 0.0%‡
Investment Companies 0.0%‡
48,204	Neuberger Berman Global Monthly Income Fund Ltd. (Cost $173,875)	5,053 #(k)(t)(u)
Exchange-Traded Funds 3.3%
194,030	iShares Broad USD High Yield Corporate Bond ETF	7,303,289
578,342	iShares iBoxx $ Investment Grade Corporate Bond ETF	63,947,275
284,986	iShares JP Morgan USD Emerging Markets Bond ETF	27,523,948
631,165	Neuberger Berman Short Duration Income ETF	32,353,518 (u)
1,408,040	State Street SPDR Bloomberg Short Term High Yield Bond ETF	35,806,457
1,716,913	State Street SPDR Portfolio High Yield Bond ETF	40,896,868
1,986,286	VanEck J. P. Morgan EM Local Currency Bond ETF	52,239,322
Total Exchange-Traded Funds (Cost $254,922,825)		260,070,677
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Preferred Stocks 0.0%‡
Oil, Gas & Consumable Fuels 0.0%‡
42,000	Genesis Energy, LP Class A(v)(Cost$1,497,300)	$1,470,000 *(t)

Short-Term Investments 3.1%
Investment Companies 3.1%
239,731,515	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.65%(w) (Cost $239,731,515)	239,731,515
Total Investments 119.2% (Cost $9,266,607,489)		9,334,906,464
Liabilities Less Other Assets (19.2)%		(1,501,348,489)(x)
Net Assets 100.0%		$7,833,557,975

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Principal amount is stated in the currency in which the security is denominated.
(b)	Rate shown was the discount rate at the date of purchase.
(c)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(d)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2026, these securities amounted to $3,260,009,829, which represents 41.6% of net assets of the Fund.

(e)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
January 31, 2026.

(f)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2026 and changes periodically.
(g)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(h)	All or a portion of this security was purchased on a delayed delivery basis.
(i)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities
(excluding forward sales contracts, if any) at January 31, 2026 amounted to $1,540,561,837, which represents 19.7% of net assets of the Fund.

(j)	When-issued security. Total value of all such securities at January 31, 2026 amounted to $71,655,813, which represents 0.9% of net assets of the Fund.
(k)
Security fair valued as of January 31, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2026 amounted to $16,601,451, which represents
0.2% of net assets of the Fund.

(l)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(m)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
(n)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2026 amounted to $594,028,563, which represents 7.6% of net assets of the
Fund.

(o)	Payment-in-kind (PIK) security.
(p)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
January 31, 2026.

(q)	Defaulted security.
(r)	All or a portion of this security had not settled as of January 31, 2026 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(s)	The stated interest rates represent the range of rates at January 31, 2026 of the underlying contracts within the Loan Assignment.
(t)	Value determined using significant unobservable inputs.
(u)	Affiliated company as defined under the Investment Company Act of 1940, as amended (See Note § below).
(v)	Security represented in Units.
(w)	Represents 7-day effective yield as of January 31, 2026.
(x)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2026.
#  This security is subject to restrictions on resale. Total value of all such securities at January 31, 2026 amounted to $5,053, which represents 0.0% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 1/31/2026	Fair Value Percentage of Net Assets as of 1/31/2026
Neuberger Berman Global Monthly Income Fund Ltd.	4/27/2021-6/24/2021	$173,875	$5,053	0.0%
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$7,149,997,423	91.3%
Cayman Islands	244,992,747	3.1%
United Kingdom	170,230,995	2.2%
Canada	148,970,678	1.9%
France	145,347,668	1.9%
Mexico	114,347,855	1.5%
Germany	88,828,071	1.1%
Spain	73,751,143	0.9%
Ireland	59,589,211	0.8%
Italy	49,722,643	0.6%
Brazil	48,147,796	0.6%
Japan	46,158,579	0.6%
Netherlands	44,423,948	0.6%
Egypt	35,004,532	0.5%
Colombia	34,653,917	0.4%
Luxembourg	32,479,532	0.4%
Switzerland	30,887,363	0.4%
Morocco	27,679,989	0.4%
Dominican Republic	26,300,170	0.3%
Saudi Arabia	25,510,022	0.3%
Chile	25,415,892	0.3%
Cote D'Ivoire	24,691,678	0.3%
South Africa	24,281,174	0.3%
Costa Rica	23,820,545	0.3%
Jersey	23,026,009	0.3%
Sweden	22,468,627	0.3%
Oman	20,912,825	0.3%
Kazakhstan	19,185,390	0.3%
Romania	18,578,208	0.2%
Qatar	18,496,166	0.2%
United Arab Emirates	17,007,190	0.2%
Australia	14,243,567	0.2%
Turkey	13,399,326	0.2%
Nigeria	13,347,132	0.2%
Israel	13,306,687	0.2%
Belgium	12,256,435	0.2%
Poland	12,107,339	0.2%
Portugal	11,856,249	0.2%
Angola	11,816,416	0.2%
Bermuda	11,067,601	0.1%
Peru	11,041,805	0.1%
Finland	9,032,838	0.1%
Hungary	8,338,431	0.1%
Czech Republic	8,326,196	0.1%
Denmark	8,041,703	0.1%
Sri Lanka	7,890,150	0.1%
Kenya	7,823,805	0.1%
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
POSITIONS BY COUNTRY (cont’d)
Country	Investments at Value	Percentage of Net Assets
Panama	$7,743,164	0.1%
Bahrain	7,117,250	0.1%
Ukraine	7,045,879	0.1%
Guatemala	4,907,960	0.1%
Indonesia	4,649,775	0.1%
Kuwait	4,128,000	0.1%
Uganda	3,534,148	0.1%
Supranational	3,477,304	0.1%
Ghana	3,391,128	0.1%
Other countries, each representing less than 0.05% of net assets of the Fund	40,376,675	0.0%
Short-Term Investments and Other Liabilities—Net	(1,261,616,974)	(16.1)%
	$7,833,557,975	100.0%
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At January 31, 2026, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2026	51	Australian Bond, 10 Year	$3,876,404	$(88,170)
3/2026	486	Australian Bond, 3 Year	35,460,369	52,229
3/2026	205	Canadian Bond, 10 Year	18,228,913	(86,090)
3/2026	556	Canadian Bond, 5 Year	46,341,160	7,321
3/2026	36	Euro-Bobl	4,976,050	15,631
3/2026	51	Euro-BTP	7,321,442	22,149
3/2026	998	Euro-Bund	151,622,400	(158,561)
3/2026	7	Euro-Buxl	911,723	(17,346)
3/2026	383	Euro-Schatz	48,533,681	1,321
3/2026	436	Long Gilt	54,201,178	(508,808)
3/2026	635	U.S. Treasury Long Bond	73,104,375	(491,629)
3/2026	499	U.S. Treasury Note, 10 Year	55,802,234	(408,086)
3/2026	745	U.S. Treasury Note, 2 Year	155,326,680	112,921
3/2026	644	U.S. Treasury Note, 5 Year	70,150,719	(171,055)
3/2026	588	U.S. Treasury Note, Ultra 10 Year	67,123,875	(135,716)
3/2026	443	U.S. Treasury Ultra Bond	52,024,813	167,180
Total Long Positions			$845,006,016	$(1,686,709)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2026	168	Euro-Bobl	$(23,221,567)	$9,541
3/2026	1	Euro-BTP	(143,558)	(749)
3/2026	755	Euro-Oat	(109,119,902)	(706,487)
3/2026	177	Euro-Schatz	(22,429,404)	(27,713)
3/2026	96	Long Gilt	(11,934,204)	(4,825)
3/2026	609	U.S. Treasury Note, 5 Year	(66,338,180)	(65,988)
3/2026	788	U.S. Treasury Note, Ultra 10 Year	(89,955,125)	241,651
3/2026	177	U.S. Treasury Ultra Bond	(20,786,437)	19,363
Total Short Positions			$(343,928,377)	$(535,207)
Total Futures				$(2,221,916)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Forward foreign currency contracts ("forward FX contracts")
At January 31, 2026, open forward FX contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
AUD	16,041,088	USD	10,777,253	CITI	4/15/2026	$390,402
BRL	5,992,016	USD	1,088,008	CITI	4/17/2026	31,746
BRL	1,364,657	USD	245,673	CITI	4/17/2026	9,347
BRL	8,684,110	USD	1,558,818	GSI	4/17/2026	64,019
USD	138,754	BRL	738,243	CITI	4/17/2026	795
USD	5,852,887	CAD	7,877,918	TD	4/15/2026	49,709
CLP	917,544,601	USD	1,009,606	CITI	3/18/2026	40,112
CLP	322,573,820	USD	360,329	CITI	3/18/2026	8,712
CLP	1,551,316,894	USD	1,676,728	GSI	3/18/2026	98,059
CLP	6,894,000,000	USD	7,614,398	CITI	4/15/2026	272,304
CNH	11,757,589	USD	1,673,769	GSI	3/18/2026	19,674
CNH	7,438,005	USD	1,070,824	SCB	3/18/2026	471
COP	6,472,021,573	USD	1,729,194	CITI	4/1/2026	1,708
COP	742,208,267	USD	198,350	GSI	4/1/2026	149
DKK	6,278,370	USD	989,190	GSI	4/15/2026	11,371
EUR	2,364,141	CZK	57,597,648	CITI	3/18/2026	1,670
EUR	61,952	HUF	23,714,155	CITI	4/1/2026	214
EUR	590,574	USD	687,257	CITI	2/3/2026	12,779
EUR	1,768,297	USD	2,075,075	GSI	2/3/2026	20,975
EUR	236,941	USD	276,122	JPM	2/3/2026	4,736
EUR	234,609	USD	273,405	JPM	2/3/2026	4,689
EUR	176,350	USD	205,620	JPM	2/3/2026	3,417
EUR	183,278	USD	215,214	JPM	2/3/2026	2,035
EUR	403,275	USD	472,883	SCB	2/3/2026	5,139
EUR	55,385	USD	64,988	SCB	2/3/2026	662
EUR	10,024,000	USD	11,820,301	GSI	4/15/2026	101,355
EUR	7,403,437	USD	8,707,108	GSI	4/15/2026	97,883
EUR	2,645,517	USD	3,106,165	GSI	4/15/2026	40,178
EUR	1,212,535	USD	1,426,051	GSI	4/15/2026	16,031
USD	212,059	EUR	177,441	JPM	2/3/2026	1,729
USD	2,558,056	EUR	2,137,772	CITI	3/4/2026	20,580
GBP	2,065,395	USD	2,792,738	GSI	4/15/2026	33,163
GBP	720,245	USD	970,341	GSI	4/15/2026	15,107
USD	322,086	IDR	5,391,268,377	SCB	3/17/2026	973
JPY	6,602,980	USD	42,389	BNP	4/15/2026	536
KRW	2,542,258,848	USD	1,730,558	HSBC	2/20/2026	22,811
KZT	440,009,939	USD	824,282	CITI	5/15/2026	21,480
KZT	155,811,821	USD	284,536	JPM	5/15/2026	14,957
KZT	209,408,949	USD	382,133	MS	5/15/2026	20,381
KZT	288,716,151	USD	541,449	SCB	5/15/2026	13,504
KZT	115,826,059	USD	219,160	SCB	5/15/2026	3,475
MAD	37,524,661	USD	4,022,492	JPM	6/9/2026	110,875
MXN	1,338,762	USD	72,809	BCB	3/18/2026	3,500
MXN	31,110,246	USD	1,750,637	GSI	3/18/2026	22,625
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	138,337	MXN	2,397,537	CITI	3/18/2026	$1,679
MYR	6,945,235	USD	1,691,500	GSI	2/19/2026	71,324
NOK	37,200,000	USD	3,710,269	CITI	4/15/2026	151,020
PEN	5,309,412	USD	1,568,649	CITI	4/17/2026	4,689
PLN	11,037,210	EUR	2,600,087	MS	4/22/2026	12,896
RON	11,423,685	EUR	2,214,928	CITI	4/17/2026	14,386
RON	6,081,035	EUR	1,184,787	GSI	4/17/2026	830
SGD	2,181,724	USD	1,691,593	CITI	2/19/2026	25,385
USD	1,769,572	THB	54,742,764	GSI	3/18/2026	24,702
TRY	147,558,363	USD	2,732,851	JPM	5/22/2026	394,855
UAH	52,761,282	USD	1,185,647	DB	6/9/2026	7,195
USD	720,398	UZS	9,113,031,001	JPM	10/26/2026	13,674
VND	177,519,552,040	USD	6,666,149	CITI	3/18/2026	145,516
ZAR	12,931,734	USD	787,094	CITI	3/18/2026	10,915
ZAR	26,839,135	USD	1,588,360	GSI	3/18/2026	67,866
ZAR	28,090,948	USD	1,642,576	MS	3/18/2026	90,898
Total unrealized appreciation						$2,653,867
ARS	1,534,580,589	USD	935,720	CITI	7/31/2026	(69,116)
ARS	1,624,419,274	USD	988,090	CITI	7/31/2026	(70,753)
USD	5,903,777	AUD	8,500,000	TD	4/15/2026	(13,843)
USD	35,041,152	CAD	48,026,190	JPM	4/15/2026	(336,795)
USD	10,783,963	CAD	14,936,132	TD	4/15/2026	(218,569)
USD	13,278,071	CAD	18,347,525	TD	4/15/2026	(237,425)
CLP	926,468,364	USD	1,072,505	CITI	3/18/2026	(12,577)
USD	396,576	CLP	351,600,618	CITI	3/18/2026	(5,673)
USD	1,030,378	CLP	916,561,331	CITI	3/18/2026	(18,216)
USD	289,562	COP	1,088,519,834	GSI	4/1/2026	(1,556)
CZK	1,761,572	EUR	72,661	GSI	3/18/2026	(474)
EGP	12,584,878	USD	253,676	JPM	6/9/2026	(473)
EUR	295,996	HUF	115,252,177	GSI	4/1/2026	(5,019)
EUR	294,026	HUF	114,257,718	JPM	4/1/2026	(4,281)
EUR	2,027,021	HUF	785,500,209	MS	4/1/2026	(22,720)
EUR	145,681	RON	748,027	CITI	4/17/2026	(173)
EUR	215,132	RON	1,109,649	JPM	4/17/2026	(1,418)
EUR	894,481	USD	1,068,419	CITI	2/3/2026	(8,146)
EUR	2,137,772	USD	2,554,565	CITI	2/3/2026	(20,558)
EUR	597,106	USD	710,646	JPM	2/3/2026	(2,867)
EUR	1,709,348	USD	2,033,006	JPM	2/3/2026	(6,832)
EUR	13,548	USD	16,095	SCB	2/3/2026	(36)
USD	962,506	EUR	826,881	CITI	2/3/2026	(17,637)
USD	1,729,741	EUR	1,474,619	CITI	2/3/2026	(18,198)
USD	1,640,431	EUR	1,402,921	CITI	2/3/2026	(22,520)
USD	208,314	EUR	179,318	GSI	2/3/2026	(4,240)
USD	1,164,598	EUR	994,345	GSI	2/3/2026	(14,048)
USD	962,748	EUR	822,915	JPM	2/3/2026	(12,694)
USD	4,772,903	EUR	4,053,237	JPM	2/3/2026	(31,600)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	1,965,866	EUR	1,670,583	CITI	4/15/2026	$(20,977)
USD	55,912,334	EUR	47,517,095	CITI	4/15/2026	(600,281)
USD	370,481,026	EUR	315,510,996	CITI	4/15/2026	(4,759,748)
USD	4,372,795	GBP	3,231,371	CITI	4/15/2026	(48,410)
USD	12,314,944	GBP	9,100,393	CITI	4/15/2026	(136,336)
USD	40,172,151	GBP	29,814,612	CITI	4/15/2026	(620,602)
USD	7,835,040	HUF	2,592,066,385	GSI	4/15/2026	(182,664)
IDR	5,670,992,320	USD	338,619	GSI	3/17/2026	(846)
USD	1,253,512	IDR	21,208,322,032	CITI	3/17/2026	(9,691)
USD	77,890,614	JPY	12,083,966,269	DB	4/15/2026	(665,962)
KRW	2,375,500,332	USD	1,644,619	CITI	3/18/2026	(4,733)
KRW	1,545,157,793	USD	1,070,689	GSI	3/18/2026	(4,015)
USD	1,632,459	KRW	2,377,221,175	CITI	3/18/2026	(8,616)
LKR	78,043,209	USD	251,347	CITI	4/20/2026	(978)
MNT	8,800,000,000	USD	2,371,968	JPM	12/11/2026	(19,196)
USD	20,249,578	MXN	367,054,219	GSI	4/15/2026	(615,662)
USD	1,684,596	MYR	6,941,997	GSI	2/19/2026	(77,407)
PEN	901,368	USD	268,937	JPM	4/17/2026	(1,834)
PKR	832,812,606	USD	2,958,482	JPM	4/20/2026	(4,629)
PLN	325,933	EUR	77,162	CITI	4/22/2026	(72)
USD	1,684,206	SGD	2,174,394	SCB	2/19/2026	(27,004)
THB	55,094,996	USD	1,757,775	SCB	3/18/2026	(1,678)
TRY	24,135,092	USD	512,552	GSI	5/22/2026	(974)
TRY	2,467,540	USD	52,433	JPM	5/22/2026	(130)
UZS	24,572,866,815	USD	1,918,257	CITI	10/26/2026	(12,608)
USD	979,764	ZAR	16,198,519	GSI	3/18/2026	(19,836)
USD	1,673,869	ZAR	28,655,180	SCB	3/18/2026	(94,424)
USD	7,117,294	ZAR	117,266,189	GSI	4/15/2026	(104,450)
ZAR	2,724,989	USD	169,960	CITI	3/18/2026	(1,803)
ZAR	16,424,313	USD	1,029,020	GSI	3/18/2026	(15,486)
Total unrealized depreciation						$(9,239,509)
Total net unrealized depreciation						$(6,585,642)
Bond forward contracts ("bond forwards")
At January 31, 2026, bond forwards for the Fund were as follows:
Counterparty	Reference Entity	Notional Amount	Expiration Date	Unrealized Appreciation/ (Depreciation)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.88%, due 1/15/2036	$1,750,000	2/27/2026	$0
Total unrealized appreciation				$0
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.63%, due 10/15/2027	1,000,000	2/27/2026	(8,114)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.25%, due 4/15/2028	6,000,000	2/27/2026	(38,599)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.88%, due 1/15/2029	7,500,000	2/27/2026	(20,721)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.63%, due 10/15/2029	4,750,000	2/27/2026	(38,629)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 1/15/2031	8,000,000	2/27/2026	(11,952)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.13%, due 1/15/2033	4,750,000	2/27/2026	(20,240)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Counterparty	Reference Entity	Notional Amount	Expiration Date	Unrealized Appreciation/ (Depreciation)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.75%, due 1/15/2034	$6,000,000	2/27/2026	$(34,195)
GSI	U.S. Treasury Inflation-Indexed Bonds, 2.13%, due 1/15/2035	4,500,000	2/27/2026	(28,906)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 2/15/2042	2,000,000	2/27/2026	(12,410)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 2/15/2045	1,150,000	2/27/2026	(8,673)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.00%, due 2/15/2048	2,000,000	2/27/2026	(15,615)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.50%, due 2/15/2053	3,650,000	2/27/2026	(34,568)
Total unrealized depreciation				$(272,622)
Total net unrealized depreciation				$(272,622)
Credit default swap contracts ("credit default swaps")
At January 31, 2026, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	iTraxx Europe Crossover Ser. 44 V1	EUR	1,112,000	5.00%	3M	12/20/2030	$(127,567)	$(14,677)	$(7,506)	$(149,750)
ICE CC	iTraxx Europe Ser. 44 V1	EUR	300,000	1.00%	3M	12/20/2030	(7,910)	(62)	(405)	(8,377)
Total							$(135,477)	$(14,739)	$(7,911)	$(158,127)

Interest rate swap contracts ("interest rate swaps")
At January 31, 2026, the Fund had outstanding interest rate swaps as follows:
Centrally cleared interest rate swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	BRL	86,300,000	Pay	1D CETIP	12.87%	T/T	1/2/2031	$(25,336)	$(1,158)	$(26,494)
CME	BRL	50,715,000	Pay	1D CETIP	13.11%	T/T	1/2/2031	90,189	(11,506)	78,683
CME	BRL	50,720,000	Pay	1D CETIP	13.15%	T/T	1/2/2031	106,743	(11,268)	95,475
CME	BRL	50,715,000	Pay	1D CETIP	13.16%	T/T	1/2/2031	110,088	(11,218)	98,870
CME	BRL	52,025,000	Pay	1D CETIP	13.25%	T/T	1/2/2031	158,465	(19,586)	138,879
CME	BRL	86,965,000	Pay	1D CETIP	13.32%	T/T	1/2/2031	319,416	(32,278)	287,138
CME	BRL	86,965,000	Pay	1D CETIP	13.35%	T/T	1/2/2031	338,895	(31,763)	307,132
CME	BRL	86,965,000	Pay	1D CETIP	13.39%	T/T	1/2/2031	368,147	(30,991)	337,156
CME	BRL	52,180,000	Pay	1D CETIP	13.42%	T/T	1/2/2031	237,296	(18,163)	219,133
CME	BRL	173,205,000	Pay	1D CETIP	13.45%	T/T	1/2/2031	866,003	(255,835)	610,168
LCH	EUR	1,000,000	Pay	€STR	1.98%	1Y/1Y	4/3/2028	(17)	(359)	(376)
LCH	EUR	520,000	Pay	€STR	2.15%	1Y/1Y	4/2/2030	(812)	693	(119)
LCH	EUR	206,577	Receive	6M EURIBOR	0.05%	6M/1Y	4/13/2031	29,551	1,500	31,051
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	EUR	404,461	Pay	6M EURIBOR	2.22%	6M/1Y	8/30/2032	$(12,133)	$202	$(11,931)
LCH	EUR	117,250	Pay	€STR	2.46%	1Y/1Y	4/2/2035	(1,299)	525	(774)
LCH	EUR	222,322	Receive	€STR	2.89%	1Y/1Y	11/18/2055	6,471	(525)	5,946
LCH	EUR	251,020	Receive	6M EURIBOR	3.05%	6M/1Y	11/26/2055	6,934	(455)	6,479
Total								$2,598,601	$(422,185)	$2,176,416
Inflation swap contracts ("inflation swaps")
At January 31, 2026, the Fund had outstanding inflation swaps as follows:
Centrally cleared inflation swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	EUR	1,140,000	Receive	CPTFEMU	1.86%	T/T	12/15/2030	$3,498	$(1,313)	$2,185
LCH	EUR	670,000	Receive	CPTFEMU	1.42%	T/T	4/15/2031	194,250	(57,852)	136,398
LCH	EUR	1,140,000	Pay	CPTFEMU	1.98%	T/T	12/15/2035	(6,217)	1,579	(4,638)
LCH	USD	26,425,000	Pay	CPURNSA	2.58%	T/T	12/2/2026	(148,897)	51,896	(97,001)
LCH	USD	10,970,000	Receive	CPURNSA	2.47%	T/T	12/2/2029	71,760	(8,332)	63,428
Total								$114,394	$(14,022)	$100,372
Total return swap contracts ("total return swaps")
At January 31, 2026, the Fund had outstanding total return swaps as follows:
Over-the-counter total return swaps—Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	iShares iBoxx $ High Yield Corp. Bond ETF	USD	92,885,401	4/13/2026	3.78%	0.10%	SOFR	T/T	$91,603	$(183,731)	$(92,128)
GSI	iShares iBoxx $ Investment Grade Corporate Bond ETF	USD	74,506,935	4/20/2026	3.68%	—%	SOFR	T/T	220,435	(82,786)	137,649
JPM	iShares iBoxx $ Investment Grade Corporate Bond ETF	USD	62,243,391	4/21/2026	3.33%	(0.35)%	SOFR	T/T	5,629	(57,008)	(51,379)
Total									$317,667	$(323,525)	$(5,858)

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at January 31, 2026.
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
U.S. Treasury Obligations	$—	$223,636,070	$—	$223,636,070
U.S. Government Agency Securities	—	2,561,842	—	2,561,842
Mortgage-Backed Securities#	—	4,097,261,352	—	4,097,261,352
Asset-Backed Securities#	—	997,621,802	—	997,621,802
Corporate Bonds#	—	2,782,757,273	—	2,782,757,273
Loan Assignments#	—	31,572,890	—	31,572,890
Foreign Government Securities	—	657,082,528	—	657,082,528
Municipal Notes#	—	40,443,170	—	40,443,170
Common Stocks#	—	692,292	—	692,292
Investment Companies	—	—	5,053	5,053
Exchange-Traded Funds	260,070,677	—	—	260,070,677
Preferred Stocks#	—	—	1,470,000	1,470,000
Short-Term Investments	—	239,731,515	—	239,731,515
Total Investments	$260,070,677	$9,073,360,734	$1,475,053	$9,334,906,464

#	The Schedule of Investments provides information on the industry, state/territory or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2026
Investments in Securities:
Preferred Stocks(1)	$1,470	$—	$—	$—	$—	$—	$—	$—	$1,470	$—
Investment Companies(2)	5	—	—	—	—	—	—	—	5	—
Total	$1,475	$—	$—	$—	$—	$—	$—	$—	$1,475	$—
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer.
(2) At January 31, 2026, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2026:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$649,307	$—	$—	$649,307
Liabilities	(2,871,223)	—	—	(2,871,223)
Forward FX Contracts@
Assets	—	2,653,867	—	2,653,867
Liabilities	—	(9,239,509)	—	(9,239,509)
Bond Forwards@
Assets	—	—	—	—
Liabilities	—	(272,622)	—	(272,622)
Swaps
Assets	—	2,555,770	—	2,555,770
Liabilities	—	(442,967)	—	(442,967)
Total	$(2,221,916)	$(4,745,461)	$—	$(6,967,377)

@	Futures, forward FX contracts and bond forwards are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

§   Investments in Affiliates(a):
	Value at October 31, 2025	Purchases	Sales/ Other Reductions	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons(b)	Shares Held at January 31, 2026	Value at January 31, 2026
Strategic Income
Neuberger Berman Global Monthly Income Fund Ltd.	$4,851	$—	$—	$202	$—	$—	48,204	$5,053
Neuberger Berman Short Duration Income ETF	32,252,532	—	—	100,986	—	380,719	631,165	32,353,518
Total for affiliates held as of 1/31/26(c)	$32,257,383	$—	$—	$101,188	$—	$380,719		$32,358,571

(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended.
(b)	Distributions received include distributions from net investment income and net realized capital gains, if any, from other investment companies managed by NBIA.
(c)	At January 31, 2026, the value of investments in affiliates amounted to 0.41% of net assets of Fund.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

January 31, 2026
Notes to Schedule of Investments Income Funds (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Core Bond Fund ("Core Bond"), Neuberger Floating Rate Income Fund ("Floating Rate Income"), Neuberger High Income Bond Fund ("High Income"), Neuberger Municipal High Income Fund ("Municipal High Income"), Neuberger Municipal Impact Fund ("Municipal Impact"), Neuberger Municipal Intermediate Bond Fund ("Municipal Intermediate Bond") and Neuberger Strategic Income Fund ("Strategic Income") (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820. Prior to February 28, 2026, each Fund included "Neuberger Berman" in place of "Neuberger" in its name.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in common stocks, preferred stocks, closed-end funds and exchange-traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds' investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments Income Funds (Unaudited)  (cont’d)
U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.
Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.
Distressed Debt. Inputs used to value distressed debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and Other Market Information. For distressed or defaulted securities, inputs may also include dealer quotes, recent trades, broker-dealer indications, comparable securities, and reference data such as market research publications, when available (Level 2 inputs). In the absence of sufficient observable market data, discounted cash flow models may be employed, incorporating assumptions regarding default probabilities, recovery rates, and restructuring or liquidation values (Level 3 inputs).
Private Placement Debt. Inputs used to value private placement debt securities include spreads derived from private placement new issues, secondary trades, public bond comparables, internal matrices, and qualitative factors. Adjustments are made for credit quality, maturity, structure, and liquidity premiums. For investment-grade private placements, observable market inputs such as Treasury curves and comparable credit spreads are primarily utilized (Level 2 inputs). Where significant unobservable inputs are applied -such as internal matrices or qualitative adjustments -valuations are classified as Level 3. Index-based proxies may also be used for daily indications of valuation. Adjustments based on observable indices, such as the Markit CDX North America Investment Grade Index, are considered Level 2 inputs, while proxies combined with significant unobservable assumptions are classified as Level 3.
The value of credit linked notes is determined by obtaining a valuation from a calculation agent and is primarily based on the underlying reference security (Level 2 inputs).
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments Income Funds (Unaudited)  (cont’d)
The value of bond forward contracts ("bond forwards") is determined by Management by obtaining valuations from independent pricing services using a model that considers the current price of the underlying bond and the forward curve (Level 2 inputs).
The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).
The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).
The value of inflation swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying inflation rates including forward inflation expectation rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying forward inflation curve and reference rate (Level 2 inputs).
The value of forward foreign currency contracts ("forward FX contracts") is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).
The value of total return swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments Income Funds (Unaudited)  (cont’d)
activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
The Funds may enter into certain credit agreements all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion.
As of January 31, 2026, the value of unfunded loan commitments was $2,047,075 for Floating Rate Income, pursuant to the following loan agreements:
Floating Rate Income
Borrower	Principal Amount	Value
Air Comm Corp. LLC, Term Loan DD, (3 mo. USD Term SOFR + 1.00%), 1.00%, due 12/11/2031(a)	$87,231	$87,231
Archkey Solutions LLC, Term Loan B DD, (3 mo. USD Term SOFR + 4.25%), 4.25%, due 11/1/2031(a)	77,069	77,623
CohnReznick LLP, Term Loan DD , (3 mo. USD Term SOFR + 4.00%), 4.00%, due 3/31/2032(a)	67,532	67,278
Hanger, Inc., Term Loan DD, (1 mo. USD Term SOFR + 3.50%), 7.17%, due 10/23/2031(a)	74,361	74,485
Kaman Corp., Term Loan DD, (3 mo. USD Term SOFR + 1.50%), 8.25%, due 2/26/2032(a)	145,898	145,695
MRP Buyer LLC, Term Loan DD, (3 mo. USD Term SOFR + 3.25%), 3.25%, due 6/4/2032(a)	82,727	82,159
National Mentor Holdings, Inc, Term Loan DD, (3 mo. USD Term SOFR + 6.00%), 6.00%, due 12/12/2030(a)	285,000	284,724
Peninsula Pacific Entertainment LLC, Term Loan DD, (3 mo. USD Term SOFR + 2.38%), 2.38%, due 10/1/2032(a)	252,532	253,163 (b)
Pinnacle Buyer LLC, Term Loan DD, (3 mo. USD Term SOFR + 1.25%), 1.25%, due 10/1/2032(a)	290,323	290,323
Pye-Barker Fire & Safety LLC, Term Loan DD, (3 mo. USD Term SOFR + 1.25%), 1.25%, due 12/16/2032(a)	261,950	261,840
Raven Acquisition Holdings LLC, Term Loan DD, (3 mo. USD Term SOFR + 3.00%), 3.00%, due 11/19/2031(a)	88,526	87,552
Salas O'brien, Inc., (1 mo. USD Term SOFR), due 1/21/2033(a)	202,857	202,857
Savor Acquisition, Inc., Term Loan DD, (3 mo. USD Term SOFR + 3.00%), 3.00%, due 2/19/2032(a)	131,897	132,145

(a)
Position is a delayed draw term loan which may be partially or fully unfunded. In accordance with the underlying credit agreement, the interest rate shown reflects the unfunded rate as of January 31, 2026.

(b)	Value determined using significant unobservable inputs.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments Income Funds (Unaudited) (cont'd)
Legend

Clearinghouses:
CME	= CME Group, Inc.
ICE CC	= ICE Clear Credit LLC
LCH	= LCH Clearnet Limited
Counterparties:
BCB	= Barclays Bank PLC
BNP	= BNP Paribas SA
CITI	= Citibank, N.A.
DB	= Deutsche Bank AG
GSI	= Goldman Sachs International
HSBC	= HSBC Bank plc
JPM	= JPMorgan Chase Bank N.A.
MS	= Morgan Stanley Capital Services LLC
SCB	= Standard Chartered Bank
Index Periods/Payment Frequencies:
1D	= 1 Day
3M	= 3 Months
6M	= 6 Months
1Y	= 1 Year
T	= Termination
Non-Deliverable Forward Contracts:
ARS	= Argentine Peso
BRL	= Brazilian Real
CLP	= Chilean Peso
COP	= Colombian Peso
EGP	= Egyptian Pound
IDR	= Indonesian Rupiah
KRW	= South Korean Won
KZT	= Kazakhstani Tenge
LKR	= Sri Lankan Rupee
MYR	= Malaysian Ringgit
PEN	= Peruvian Nuevo Sol
PKR	= Pakistani Rupee
UAH	= Ukraine Hryvnia
VND	= Vietnam Dong
Other Abbreviations:
CJSC	= Closed Joint Stock Company
JSC	= Joint Stock Company
Management	= Neuberger Berman Investment Advisers LLC
PJSC	= Public Joint Stock Company
Reference Rate Benchmarks:
€STR	= Euro Short Term Rate
CETIP	= Overnight Brazil Interbank Deposit Rate
CPTFEMU	= Eurostat Eurozone Harmonised Indices of Consumer Prices Ex Tobacco Unrevised Series NSA
Reference Rate Benchmarks: (cont’d)
CPURNSA	= US CPI Urban Consumers NSA
EURIBOR	= Euro Interbank Offered Rate
SOFR	= Secured Overnight Financing Rate

Currency Abbreviations:
ARS	= Argentina Peso
AUD	= Australian Dollar
BRL	= Brazilian Real
CAD	= Canadian Dollar
CLP	= Chilean Peso
CNH(a)	= Chinese Yuan Renminbi
COP	= Colombian Peso
CRC	= Costa Rica Colon
CZK	= Czech Koruna
DKK	= Denmark Krone
DOP	= Dominican Peso
EGP	= Egyptian Pound
EUR	= Euro
GBP	= Pound Sterling
HUF	= Hungarian Forint
IDR	= Indonesian Rupiah
JPY	= Japanese Yen
KES	= Kenyan Shilling
KRW	= South Korean Won
KZT	= Kazakhstani Tenge
LKR	= Sri Lanka Rupee
MNT	= Mongolia Tughrik
MXN	= Mexican Peso
MYR	= Malaysia Ringgit
NGN	= Nigeria Naira
NOK	= Norway Krone
PEN	= Peruvian Nuevo Sol
PKR	= Pakistan Rupee
PLN	= Polish Zloty
PYG	= Paraguay Guarani
RON	= Romanian New Leu
SGD	= Singapore Dollar
THB	= Thai Baht
TRY	= Turkish Lira
UAH	= Ukraine Hryvna
UGX	= Ugandan Shilling
USD	= United States Dollar
UZS	= Uzbekistan Som
VND	= Vietnamese Dong
ZAR	= South African Rand
ZMW	= Zambian Kwacha
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

(a)  There is one official currency held in China, the Chinese Yuan Renminbi. CNY is traded onshore, in mainland China and CNH is traded offshore, mainly in the Hong Kong market, each at a different exchange rate.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.